     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2014

                                                             FILE NO. 333-136547

                                                                       811-04972

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 19                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 528                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on August 1, 2014 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information are incorporated in Part A of this Post-Effective Amendment No. 19, by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-136547), as filed on April 25, 2014.

A Supplement to the Prospectus, dated August 1, 2014, is included in Part A of this Post-Effective Amendment.

A Supplement to the Statement of Additional Information, dated August 1, 2014, is included in Part B of this Post-Effective Amendment.

                                     PART A

                    SUPPLEMENT DATED AUGUST 1, 2014 TO YOUR
             VARIABLE ANNUITY PRODUCT PROSPECTUS DATED MAY 1, 2014

A Special Meeting (the "MEETING") of Shareholders of the "MERGING FUND" (identified in the chart below), a series of Hartford Series Fund, Inc., will take place on or about September 15, 2014. At the Meeting, Shareholders of the Merging Fund will vote on a proposed Agreement and Plan of Reorganization ("REORGANIZATION PLAN"). If approved at the Meeting, pursuant to the Reorganization Plan, the Merging Fund will be reorganized (merged) into a corresponding series of the HIMCO Variable Insurance Trust (identified in the chart below as the "ACQUIRING FUND"). HIMCO Variable Insurance Trust is a newly organized open-end management investment company (a mutual fund) that is affiliated with Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Hartford Series Fund, Inc., Hartford Investment Management Company and Hartford Securities Distribution, LLC.

                MERGING FUND                                  ACQUIRING FUND
--------------------------------------------------------------------------------------------
 Hartford Index HLS Fund Class IB              HIMCO VIT Index Fund Class IB

The Board of Directors of Hartford Series Fund, Inc. has set a record date of June 24, 2014 ("RECORD DATE"). Shareholders of the Merging Fund on the Record Date are entitled to notice of and to vote at the Meeting. Contract Owners with Contract Value allocated to the Merging Fund as of the Record Date will receive notice of the Meeting, a Proxy Statement/Prospectus and a voting instruction card. The Proxy Statement/Prospectus will set forth information about the proposed merger. The Acquiring Fund and its corresponding Merging Fund have the same investment objective and investment strategies.

PROPOSED REORGANIZATION

With regard to the reorganization, if the Reorganization Plan is approved, you will no longer be able to allocate new Premium Payments or make transfers to the Merging Fund Sub-Account, including program trades, on or after the close of business on October 16, 2014.

Effective as of the close of business on or about October 17, 2014, for the Reorganization Plan that is approved:

- all assets and liabilities of the Merging Fund Sub-Account will be transferred into the Acquiring Fund Sub-Account;

- Shareholders of the Merging Fund Sub-Account will receive shares of the same class of the Acquiring Fund Sub-Account that are equal in value to the shares of the Merging Fund Sub-Account held by the shareholder;

- If any of your Contract Value is invested in the Merging Fund Sub-Account that Contract Value will be automatically merged into the Acquiring Fund Sub-Account;

- If any portion of your future Premium Payments is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract;

- any transaction that includes an allocation to the Merging Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account; and

- unless you direct us otherwise, if you are enrolled in any Automatic Income, DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Merging Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account.

If the Reorganization Plan is approved, effective on or about October 20, 2014, all references and information contained in the prospectus for your Contract related to the Merging Fund Sub-Account are deleted and replaced with the Acquiring Fund Sub-Account.

ADDITIONAL FUND INVESTMENT OPTION

The Acquiring Fund will not be available for allocations of new Premium Payments or transfers of Contract Value until the merger, if approved, is complete. If the merger is approved, the Acquiring Fund Sub-Account will become available as an investment option for allocations of new Premium Payments and transfers of Contract Value effective October 20, 2014. The investment adviser for the Acquiring Fund is Hartford Investment Management Company. Additional information on the Acquiring Fund will be available in the Acquiring Fund's prospectus.

THE DEFINITION OF "OUR WEBSITE" IN THE GLOSSARY/DEFINITION SECTION OF YOUR PROSPECTUS IS DELETED AND REPLACED WITH:

OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford.com/annuities prior to December 31, 2014.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7564

                                     PART B

                    SUPPLEMENT DATED AUGUST 1, 2014 TO YOUR
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014

The Experts section of your Statement of Additional Information is deleted and replaced with the following:

EXPERTS

The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV-7568

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Seven as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          AMERICAN CENTURY VP   AMERICAN CENTURY VP
                                               VALUE FUND           GROWTH FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 289,082                 6,359
                                              ============          ============
  Cost                                          $1,838,254               $70,568
                                              ============          ============
  Market value                                  $2,445,633               $84,260
 Due from Sponsor Company                               --                    --
 Receivable from fund shares sold                       46                     1
 Other assets                                           --                    --
                                              ------------          ------------
 Total assets                                    2,445,679                84,261
                                              ------------          ------------
LIABILITIES:
 Due to Sponsor Company                                 46                     1
 Payable for fund shares purchased                      --                    --
 Other liabilities                                      --                    --
                                              ------------          ------------
 Total liabilities                                      46                     1
                                              ------------          ------------
NET ASSETS:
 For contract liabilities                       $2,445,633               $84,260
                                              ============          ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     164,839                 6,404
 Minimum unit fair value #*                     $14.395666            $13.158033
 Maximum unit fair value #*                     $15.646278            $13.158033
 Contract liability                             $2,445,633               $84,260
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                    --
 Minimum unit fair value #*                             --                    --
 Maximum unit fair value #*                             --                    --
 Contract liability                                     --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                 VPS BALANCED WEALTH    VPS INTERNATIONAL     VPS SMALL/MID-CAP     ALLIANCEBERNSTEIN
                                  STRATEGY PORTFOLIO     VALUE PORTFOLIO       VALUE PORTFOLIO     VPS VALUE PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        436,623               518,914               122,501                25,961
                                     ============          ============          ============          ============
  Cost                                 $4,823,818            $6,815,418            $2,086,424              $290,565
                                     ============          ============          ============          ============
  Market value                         $5,959,910            $7,711,066            $2,785,673              $366,054
 Due from Sponsor Company                      --                    --                    --                    --
 Receivable from fund shares
  sold                                        232                 2,392                   373                    16
 Other assets                                  --                     1                     2                    --
                                     ------------          ------------          ------------          ------------
 Total assets                           5,960,142             7,713,459             2,786,048               366,070
                                     ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                       232                 2,392                   373                    16
 Payable for fund shares
  purchased                                    --                    --                    --                    --
 Other liabilities                              1                    --                    --                    --
                                     ------------          ------------          ------------          ------------
 Total liabilities                            233                 2,392                   373                    16
                                     ------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities              $5,959,909            $7,711,067            $2,785,675              $366,054
                                     ============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            483,738             1,010,778               160,517                30,135
 Minimum unit fair value #*            $11.278801             $7.105983            $15.739689            $11.498544
 Maximum unit fair value #*            $16.426946            $14.963684            $26.190916            $19.004619
 Contract liability                    $5,959,909            $7,711,067            $2,785,675              $366,054
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                    --                    --
 Minimum unit fair value #*                    --                    --                    --                    --
 Maximum unit fair value #*                    --                    --                    --                    --
 Contract liability                            --                    --                    --                    --

                                  ALLIANCEBERNSTEIN        INVESCO V.I.       INVESCO V.I.
                                  VPS INTERNATIONAL            VALUE              CORE
                                   GROWTH PORTFOLIO     OPPORTUNITIES FUND     EQUITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (1)      SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         67,548              2,907,874          1,431,077
                                     ============          =============      =============
  Cost                                 $1,120,378            $26,680,087        $38,389,999
                                     ============          =============      =============
  Market value                         $1,288,825            $27,217,706        $54,978,056
 Due from Sponsor Company                      --                     --                 --
 Receivable from fund shares
  sold                                         61                  3,609            106,181
 Other assets                                  --                      5                 --
                                     ------------          -------------      -------------
 Total assets                           1,288,886             27,221,320         55,084,237
                                     ------------          -------------      -------------
LIABILITIES:
 Due to Sponsor Company                        61                  3,609            106,181
 Payable for fund shares
  purchased                                    --                     --                 --
 Other liabilities                             --                     --                  3
                                     ------------          -------------      -------------
 Total liabilities                             61                  3,609            106,184
                                     ------------          -------------      -------------
NET ASSETS:
 For contract liabilities              $1,288,825            $27,217,711        $54,978,053
                                     ============          =============      =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            145,870             17,651,705          3,881,967
 Minimum unit fair value #*             $8.188843              $1.421124          $1.161405
 Maximum unit fair value #*            $16.359675             $21.867483         $18.852457
 Contract liability                    $1,288,825            $27,125,844        $54,946,946
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                 57,394              1,870
 Minimum unit fair value #*                    --              $1.577006         $16.342005
 Maximum unit fair value #*                    --              $1.626128         $16.855292
 Contract liability                            --                $91,867            $31,107

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

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                                      INVESCO V.I.        INVESCO V.I.
                                       GOVERNMENT             HIGH
                                    SECURITIES FUND        YIELD FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       14,315,320            210,584
                                     ==============       ============
  Cost                                 $174,396,179         $1,164,939
                                     ==============       ============
  Market value                         $166,630,323         $1,200,329
 Due from Sponsor Company                        --                 --
 Receivable from fund shares
  sold                                      274,366                 71
 Other assets                                    --                 --
                                     --------------       ------------
 Total assets                           166,904,689          1,200,400
                                     --------------       ------------
LIABILITIES:
 Due to Sponsor Company                     274,366                 71
 Payable for fund shares
  purchased                                      --                 --
 Other liabilities                                5                  1
                                     --------------       ------------
 Total liabilities                          274,371                 72
                                     --------------       ------------
NET ASSETS:
 For contract liabilities              $166,630,318         $1,200,328
                                     ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          126,503,119            494,610
 Minimum unit fair value #*               $1.197342          $1.762989
 Maximum unit fair value #*              $10.266977         $20.522802
 Contract liability                    $166,388,094         $1,195,903
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              178,559              2,284
 Minimum unit fair value #*               $1.320593          $1.937261
 Maximum unit fair value #*               $1.379699          $1.937261
 Contract liability                        $242,224             $4,425

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                                                               INVESCO V.I.
                                INVESCO V.I.   INVESCO V.I.  INVESCO V.I.      BALANCED RISK
                                INTERNATIONAL  MID CAP CORE   SMALL CAP         ALLOCATION
                                 GROWTH FUND   EQUITY FUND   EQUITY FUND           FUND
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,772,466      3,555,570    1,573,119            359,565
                                 ===========   ============  ===========        ===========
  Cost                           $46,957,978    $43,611,261  $24,479,672         $4,323,397
                                 ===========   ============  ===========        ===========
  Market value                   $62,425,740    $53,794,962  $39,908,286         $4,386,691
 Due from Sponsor Company                 --             --           --                 --
 Receivable from fund shares
  sold                               237,960         45,419       37,993              4,672
 Other assets                             --              3            1                 --
                                 -----------   ------------  -----------        -----------
 Total assets                     62,663,700     53,840,384   39,946,280          4,391,363
                                 -----------   ------------  -----------        -----------
LIABILITIES:
 Due to Sponsor Company              237,960         45,419       37,993              4,672
 Payable for fund shares
  purchased                               --             --           --                 --
 Other liabilities                         3             --           --                 --
                                 -----------   ------------  -----------        -----------
 Total liabilities                   237,963         45,419       37,993              4,672
                                 -----------   ------------  -----------        -----------
NET ASSETS:
 For contract liabilities        $62,425,737    $53,794,965  $39,908,287         $4,386,691
                                 ===========   ============  ===========        ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #    20,743,405     24,157,873    1,873,422            369,128
 Minimum unit fair value #*        $2.222356      $2.044383   $15.813924         $11.519666
 Maximum unit fair value #*       $19.103572     $17.950074   $23.964382         $12.249085
 Contract liability              $62,424,447    $53,700,331  $39,888,684         $4,386,691
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           526         40,948          875                 --
 Minimum unit fair value #*        $2.450978      $2.254719   $22.124177                 --
 Maximum unit fair value #*        $2.450978      $2.355623   $22.928703                 --
 Contract liability                   $1,290        $94,634      $19,603                 --


                                    INVESCO V.I.           INVESCO V.I.         AMERICAN CENTURY VP
                                     DIVERSIFIED               MONEY                  MID CAP
                                    DIVIDEND FUND           MARKET FUND             VALUE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (2)           SUB-ACCOUNT
------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           361             21,229,173                   4,043
                                     ===========            ===========             ===========
  Cost                                    $5,511            $21,229,173                 $57,344
                                     ===========            ===========             ===========
  Market value                            $7,516            $21,229,173                 $74,713
 Due from Sponsor Company                     --                105,974                      --
 Receivable from fund shares
  sold                                        --                     --                       1
 Other assets                                  1                     --                      --
                                     -----------            -----------             -----------
 Total assets                              7,517             21,335,147                  74,714
                                     -----------            -----------             -----------
LIABILITIES:
 Due to Sponsor Company                       --                     --                       1
 Payable for fund shares
  purchased                                   --                105,974                      --
 Other liabilities                            --                      1                      --
                                     -----------            -----------             -----------
 Total liabilities                            --                105,975                       1
                                     -----------            -----------             -----------
NET ASSETS:
 For contract liabilities                 $7,517            $21,229,172                 $74,713
                                     ===========            ===========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               520              2,143,849                   5,120
 Minimum unit fair value #*           $14.456478              $9.844166              $14.180887
 Maximum unit fair value #*           $14.456478              $9.963797              $15.429385
 Contract liability                       $7,517            $21,229,172                 $74,713
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                     --                      --
 Minimum unit fair value #*                   --                     --                      --
 Maximum unit fair value #*                   --                     --                      --
 Contract liability                           --                     --                      --

(2)  Funded as of July 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                      AMERICAN FUNDS              GLOBAL
                                          GLOBAL                GROWTH AND
                                        BOND FUND              INCOME FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        4,175,061               5,629,828
                                       ============            ============
  Cost                                  $47,079,901             $61,553,029
                                       ============            ============
  Market value                          $49,307,478             $70,429,149
 Due from Sponsor Company                        --                      --
 Receivable from fund shares
  sold                                       32,554                  77,934
 Other assets                                     3                      --
                                       ------------            ------------
 Total assets                            49,340,035              70,507,083
                                       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      32,554                  77,934
 Payable for fund shares
  purchased                                      --                      --
 Other liabilities                               --                      --
                                       ------------            ------------
 Total liabilities                           32,554                  77,934
                                       ------------            ------------
NET ASSETS:
 For contract liabilities               $49,307,481             $70,429,149
                                       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,867,542               5,122,986
 Minimum unit fair value #*              $11.620917              $12.847979
 Maximum unit fair value #*              $13.586871              $19.838520
 Contract liability                     $49,181,103             $70,383,897
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                9,667                   3,273
 Minimum unit fair value #*              $12.822277              $13.721798
 Maximum unit fair value #*              $13.103828              $14.098605
 Contract liability                        $126,378                 $45,252

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                   AMERICAN FUNDS          BLUE CHIP                                 AMERICAN FUNDS
                                       ASSET               INCOME AND          AMERICAN FUNDS            GLOBAL
                                  ALLOCATION FUND         GROWTH FUND            BOND FUND             GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    10,218,560             7,886,279            20,426,235             2,427,229
                                    ============          ============          ============          ============
  Cost                              $155,360,730           $73,251,818          $223,318,246           $45,540,415
                                    ============          ============          ============          ============
  Market value                      $228,180,462          $102,679,351          $216,722,359           $72,622,689
 Due from Sponsor Company                     --                    --                    --                    --
 Receivable from fund shares
  sold                                   327,911               156,301               280,481               121,562
 Other assets                                 --                    --                    --                     3
                                    ------------          ------------          ------------          ------------
 Total assets                        228,508,373           102,835,652           217,002,840            72,744,254
                                    ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                  327,911               156,301               280,481               121,562
 Payable for fund shares
  purchased                                   --                    --                    --                    --
 Other liabilities                             4                     4                     1                    --
                                    ------------          ------------          ------------          ------------
 Total liabilities                       327,915               156,305               280,482               121,562
                                    ------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities           $228,180,458          $102,679,347          $216,722,358           $72,622,692
                                    ============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        12,639,416            69,496,384            14,539,719             3,606,715
 Minimum unit fair value #*           $16.440883             $1.346548            $11.826830            $14.493546
 Maximum unit fair value #*           $21.363618            $19.625079            $16.817888            $24.458702
 Contract liability                 $227,674,411          $102,434,333          $216,234,498           $72,469,656
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            27,280               161,959                31,764                 7,883
 Minimum unit fair value #*           $17.938604             $1.486239            $14.470726            $17.473630
 Maximum unit fair value #*           $20.271038             $1.554087            $15.957898            $23.370213
 Contract liability                     $506,047              $245,014              $487,860              $153,036


                                    AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                     GROWTH FUND          GROWTH-INCOME FUND      INTERNATIONAL FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      7,361,736              10,525,959               6,869,858
                                     ============            ============            ============
  Cost                               $389,788,523            $368,014,035            $117,714,122
                                     ============            ============            ============
  Market value                       $573,773,763            $530,508,373            $145,297,511
 Due from Sponsor Company                      --                      --                      --
 Receivable from fund shares
  sold                                    546,933                 394,589                 336,525
 Other assets                                   1                       3                       3
                                     ------------            ------------            ------------
 Total assets                         574,320,697             530,902,965             145,634,039
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                   546,933                 394,585                 336,525
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                      --                      --
                                     ------------            ------------            ------------
 Total liabilities                        546,933                 394,585                 336,525
                                     ------------            ------------            ------------
NET ASSETS:
 For contract liabilities            $573,773,764            $530,508,380            $145,297,514
                                     ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         34,818,846              29,036,588               8,824,054
 Minimum unit fair value #*            $12.178079              $16.503189              $11.898833
 Maximum unit fair value #*            $22.024580              $22.117665              $20.047337
 Contract liability                  $573,125,761            $529,851,337            $145,174,771
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             38,227                  35,079                   7,043
 Minimum unit fair value #*            $13.417765              $18.006772              $14.394426
 Maximum unit fair value #*            $20.805818              $20.986387              $19.602543
 Contract liability                      $648,003                $657,043                $122,743

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                 AMERICAN FUNDS
                                            AMERICAN FUNDS        GLOBAL SMALL
                                            NEW WORLD FUND     CAPITALIZATION FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              2,362,583            2,325,744
                                              ===========          ===========
  Cost                                        $40,412,187          $41,265,509
                                              ===========          ===========
  Market value                                $58,781,086          $58,725,045
 Due from Sponsor Company                          21,273                   --
 Receivable from fund shares sold                      --               77,958
 Other assets                                          --                    1
                                              -----------          -----------
 Total assets                                  58,802,359           58,803,004
                                              -----------          -----------
LIABILITIES:
 Due to Sponsor Company                                --               77,958
 Payable for fund shares purchased                 21,273                   --
 Other liabilities                                     --                   --
                                              -----------          -----------
 Total liabilities                                 21,273               77,958
                                              -----------          -----------
NET ASSETS:
 For contract liabilities                     $58,781,086          $58,725,046
                                              ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  2,085,006            2,688,860
 Minimum unit fair value #*                    $18.200673           $16.695640
 Maximum unit fair value #*                    $33.928228           $26.898159
 Contract liability                           $58,756,376          $58,615,577
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        840                4,555
 Minimum unit fair value #*                    $29.293421           $18.706198
 Maximum unit fair value #*                    $32.193155           $26.301262
 Contract liability                               $24,710             $109,469

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        COLUMBIA VARIABLE
                                             STERLING             STERLING             STERLING           PORTFOLIO --
                                          CAPITAL EQUITY       CAPITAL SPECIAL       CAPITAL TOTAL        SMALL COMPANY
                                            INCOME VIF        OPPORTUNITIES VIF     RETURN BOND VIF        GROWTH FUND
                                          SUB-ACCOUNT (3)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                3,329              119,921               72,311              345,551
                                            ===========          ===========          ===========          ===========
  Cost                                          $29,993           $1,731,912             $730,708           $4,587,071
                                            ===========          ===========          ===========          ===========
  Market value                                  $34,955           $2,259,313             $706,477           $6,289,039
 Due from Sponsor Company                            --                   --                   --                   --
 Receivable from fund shares sold                     1                  270                   28                  668
 Other assets                                         1                   --                    1                    2
                                            -----------          -----------          -----------          -----------
 Total assets                                    34,957            2,259,583              706,506            6,289,709
                                            -----------          -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                               1                  270                   28                  668
 Payable for fund shares purchased                   --                   --                   --                   --
 Other liabilities                                   --                    1                   --                   --
                                            -----------          -----------          -----------          -----------
 Total liabilities                                    1                  271                   28                  668
                                            -----------          -----------          -----------          -----------
NET ASSETS:
 For contract liabilities                       $34,956           $2,259,312             $706,478           $6,289,041
                                            ===========          ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    3,258              152,678               58,326            2,994,778
 Minimum unit fair value #*                  $10.720910           $13.977359           $11.605409            $1.571485
 Maximum unit fair value #*                  $10.910067           $22.516721           $12.230611           $22.334713
 Contract liability                             $34,956           $2,259,312             $706,478           $6,278,507
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                   --                   --                6,069
 Minimum unit fair value #*                          --                   --                   --            $1.735616
 Maximum unit fair value #*                          --                   --                   --            $1.735616
 Contract liability                                  --                   --                   --              $10,534

                                           WELLS FARGO
                                           ADVANTAGE VT     FIDELITY(R) VIP  FIDELITY(R) VIP
                                              OMEGA             GROWTH        CONTRAFUND(R)
                                           GROWTH FUND         PORTFOLIO        PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              37,369             20,354          729,356
                                            ==========       ============      ===========
  Cost                                        $908,905           $801,244      $15,478,405
                                            ==========       ============      ===========
  Market value                              $1,224,793         $1,151,417      $24,630,368
 Due from Sponsor Company                           --                 --               --
 Receivable from fund shares sold                   55                 57           14,392
 Other assets                                       --                 --               --
                                            ----------       ------------      -----------
 Total assets                                1,224,848          1,151,474       24,644,760
                                            ----------       ------------      -----------
LIABILITIES:
 Due to Sponsor Company                             55                 57           14,392
 Payable for fund shares purchased                  --                 --               --
 Other liabilities                                   3                  1                1
                                            ----------       ------------      -----------
 Total liabilities                                  58                 58           14,393
                                            ----------       ------------      -----------
NET ASSETS:
 For contract liabilities                   $1,224,790         $1,151,416      $24,630,367
                                            ==========       ============      ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 774,332             76,817        1,631,791
 Minimum unit fair value #*                  $1.193034         $12.879990       $13.002811
 Maximum unit fair value #*                 $26.468789         $22.140666       $21.325679
 Contract liability                         $1,224,790         $1,151,416      $24,567,458
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                 --            4,604
 Minimum unit fair value #*                         --                 --       $13.664314
 Maximum unit fair value #*                         --                 --       $13.664314
 Contract liability                                 --                 --          $62,909

(3)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          FIDELITY(R) VIP     FIDELITY(R) VIP
                                              MID CAP         VALUE STRATEGIES
                                             PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               514,698             100,556
                                           =============        ============
  Cost                                       $13,196,797            $947,496
                                           =============        ============
  Market value                               $18,323,229          $1,454,041
 Due from Sponsor Company                             --                  --
 Receivable from fund shares sold                  1,390                  68
 Other assets                                         --                  --
                                           -------------        ------------
 Total assets                                 18,324,619           1,454,109
                                           -------------        ------------
LIABILITIES:
 Due to Sponsor Company                            1,390                  68
 Payable for fund shares purchased                    --                  --
 Other liabilities                                    --                   1
                                           -------------        ------------
 Total liabilities                                 1,390                  69
                                           -------------        ------------
NET ASSETS:
 For contract liabilities                    $18,323,229          $1,454,040
                                           =============        ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,200,161              92,951
 Minimum unit fair value #*                   $14.062351          $13.957620
 Maximum unit fair value #*                   $24.301820          $28.607060
 Contract liability                          $18,301,965          $1,425,879
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     1,436               1,920
 Minimum unit fair value #*                   $14.734635          $14.667932
 Maximum unit fair value #*                   $15.082705          $14.667932
 Contract liability                              $21,264             $28,161

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP                                  FRANKLIN
                                   DYNAMIC CAPITAL       FIDELITY(R) VIP             RISING                FRANKLIN
                                     APPRECIATION        STRATEGIC INCOME          DIVIDENDS                INCOME
                                      PORTFOLIO             PORTFOLIO           SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         74,629                 8,894               9,342,955            40,125,779
                                     ============          ============          ==============          ============
  Cost                                   $781,494              $103,353            $171,801,541          $598,621,719
                                     ============          ============          ==============          ============
  Market value                           $932,858               $99,080            $258,059,100          $645,762,003
 Due from Sponsor Company                      --                    --                      --                    --
 Receivable from fund shares
  sold                                         45                     2                 561,415               275,291
 Other assets                                   1                    --                      --                     3
                                     ------------          ------------          --------------          ------------
 Total assets                             932,904                99,082             258,620,515           646,037,297
                                     ------------          ------------          --------------          ------------
LIABILITIES:
 Due to Sponsor Company                        45                     2                 561,415               275,291
 Payable for fund shares
  purchased                                    --                    --                      --                    --
 Other liabilities                             --                     1                       5                    --
                                     ------------          ------------          --------------          ------------
 Total liabilities                             45                     3                 561,420               275,291
                                     ------------          ------------          --------------          ------------
NET ASSETS:
 For contract liabilities                $932,859               $99,079            $258,059,095          $645,762,006
                                     ============          ============          ==============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             60,536                 7,170              12,247,103            33,385,262
 Minimum unit fair value #*            $15.029158            $13.783094              $15.053334            $12.667334
 Maximum unit fair value #*            $24.768200            $13.876518              $22.971692            $22.049216
 Contract liability                      $932,859               $99,079            $257,822,747          $645,099,536
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                  10,877                32,224
 Minimum unit fair value #*                    --                    --              $21.172841            $13.311538
 Maximum unit fair value #*                    --                    --              $21.978619            $21.054276
 Contract liability                            --                    --                $236,348              $662,470

                                       FRANKLIN               FRANKLIN              FRANKLIN
                                       LARGE CAP               GLOBAL             SMALL-MID CAP
                                        GROWTH              REAL ESTATE              GROWTH
                                    SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,699,767                82,824              2,919,015
                                     =============          ============          =============
  Cost                                 $24,903,928            $1,300,207            $57,836,854
                                     =============          ============          =============
  Market value                         $35,049,204            $1,153,747            $79,345,284
 Due from Sponsor Company                       --                    --                     --
 Receivable from fund shares
  sold                                      71,138                   469                107,576
 Other assets                                    1                    --                     --
                                     -------------          ------------          -------------
 Total assets                           35,120,343             1,154,216             79,452,860
                                     -------------          ------------          -------------
LIABILITIES:
 Due to Sponsor Company                     71,138                   469                107,576
 Payable for fund shares
  purchased                                     --                    --                     --
 Other liabilities                              --                     2                      2
                                     -------------          ------------          -------------
 Total liabilities                          71,138                   471                107,578
                                     -------------          ------------          -------------
NET ASSETS:
 For contract liabilities              $35,049,205            $1,153,745            $79,345,282
                                     =============          ============          =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           2,354,339                55,107              5,119,776
 Minimum unit fair value #*             $13.719771            $16.789715             $10.537178
 Maximum unit fair value #*             $18.368226            $20.826823             $23.808863
 Contract liability                    $35,044,933            $1,123,400            $79,269,817
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 274                 1,509                  5,314
 Minimum unit fair value #*             $15.099660            $20.085144             $11.705985
 Maximum unit fair value #*             $15.737151            $20.826823             $20.998358
 Contract liability                         $4,272               $30,345                $75,465

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               FRANKLIN              FRANKLIN
                                               SMALL CAP            STRATEGIC
                                                 VALUE                INCOME
                                            SECURITIES FUND      SECURITIES FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                859,601            15,740,784
                                              ===========          ============
  Cost                                        $14,058,055          $191,930,285
                                              ===========          ============
  Market value                                $20,748,049          $198,652,045
 Due from Sponsor Company                              --                 4,377
 Receivable from fund shares sold                   3,276                    --
 Other assets                                          --                    --
                                              -----------          ------------
 Total assets                                  20,751,325           198,656,422
                                              -----------          ------------
LIABILITIES:
 Due to Sponsor Company                             3,276                    --
 Payable for fund shares purchased                     --                 4,377
 Other liabilities                                     --                    --
                                              -----------          ------------
 Total liabilities                                  3,276                 4,377
                                              -----------          ------------
NET ASSETS:
 For contract liabilities                     $20,748,049          $198,652,045
                                              ===========          ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  1,389,673            10,193,159
 Minimum unit fair value #*                    $13.626396            $11.495016
 Maximum unit fair value #*                    $24.232041            $24.410949
 Contract liability                           $20,741,326          $197,967,461
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        410                32,439
 Minimum unit fair value #*                    $14.693374            $13.294599
 Maximum unit fair value #*                    $16.856990            $23.162814
 Contract liability                                $6,723              $684,584

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               TEMPLETON
                                                              DEVELOPING            TEMPLETON             TEMPLETON
                                       MUTUAL SHARES            MARKETS              FOREIGN                GROWTH
                                      SECURITIES FUND       SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        15,889,183            3,329,837             6,846,028            14,169,559
                                        ============          ===========          ============          ============
  Cost                                  $251,448,625          $32,790,850           $94,893,668          $170,071,521
                                        ============          ===========          ============          ============
  Market value                          $343,836,288          $34,141,312          $118,072,166          $215,920,590
 Due from Sponsor Company                         --                6,959                    --                    --
 Receivable from fund shares sold            166,789                   --               409,258               133,960
 Other assets                                     --                   --                     1                    --
                                        ------------          -----------          ------------          ------------
 Total assets                            344,003,077           34,148,271           118,481,425           216,054,550
                                        ------------          -----------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                      166,789                   --               409,258               133,960
 Payable for fund shares purchased                --                6,959                    --                    --
 Other liabilities                                 1                   --                    --                     2
                                        ------------          -----------          ------------          ------------
 Total liabilities                           166,790                6,959               409,258               133,962
                                        ------------          -----------          ------------          ------------
NET ASSETS:
 For contract liabilities               $343,836,287          $34,141,312          $118,072,167          $215,920,588
                                        ============          ===========          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            17,883,500            1,690,912             7,572,541            12,914,011
 Minimum unit fair value #*               $11.864704            $8.475972            $10.799722            $11.450898
 Maximum unit fair value #*               $24.710565           $26.987613            $19.095669            $20.040038
 Contract liability                     $343,330,431          $34,066,742          $117,956,058          $215,525,663
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                23,401                3,688                 7,103                21,873
 Minimum unit fair value #*               $19.369524            $8.881261            $15.430927            $16.835546
 Maximum unit fair value #*               $23.446760           $25.607658            $17.532065            $19.015013
 Contract liability                         $505,856              $74,570              $116,109              $394,925

                                                               FRANKLIN             FRANKLIN
                                           MUTUAL              FLEX CAP             LARGE CAP
                                      GLOBAL DISCOVERY          GROWTH                VALUE
                                      SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         4,554,898              949,513              677,019
                                        ============          ===========          ===========
  Cost                                   $86,160,534          $11,073,447           $7,746,596
                                        ============          ===========          ===========
  Market value                          $104,121,212          $17,183,794          $10,033,426
 Due from Sponsor Company                         --                   --                   --
 Receivable from fund shares sold             94,024               32,346                  553
 Other assets                                      1                   --                   --
                                        ------------          -----------          -----------
 Total assets                            104,215,237           17,216,140           10,033,979
                                        ------------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                       94,024               32,346                  553
 Payable for fund shares purchased                --                   --                   --
 Other liabilities                                --                   --                    4
                                        ------------          -----------          -----------
 Total liabilities                            94,024               32,346                  557
                                        ------------          -----------          -----------
NET ASSETS:
 For contract liabilities               $104,121,213          $17,183,794          $10,033,422
                                        ============          ===========          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             4,126,507            1,108,493              700,112
 Minimum unit fair value #*               $12.759394           $14.206273           $13.395648
 Maximum unit fair value #*               $29.696731           $19.656232           $19.162702
 Contract liability                     $103,929,829          $17,173,635          $10,033,422
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 9,128                  648                   --
 Minimum unit fair value #*               $13.408320           $15.678094                   --
 Maximum unit fair value #*               $28.413053           $15.678094                   --
 Contract liability                         $191,384              $10,159                   --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                TEMPLETON         HARTFORD
                                               GLOBAL BOND        BALANCED
                                             SECURITIES FUND      HLS FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 992,621           716,968
                                               ===========       ===========
  Cost                                         $17,895,473       $15,664,868
                                               ===========       ===========
  Market value                                 $18,826,190       $18,155,718
 Due from Sponsor Company                               --                --
 Receivable from fund shares sold                    5,147             3,275
 Other assets                                            1                --
                                               -----------       -----------
 Total assets                                   18,831,338        18,158,993
                                               -----------       -----------
LIABILITIES:
 Due to Sponsor Company                              5,147             3,275
 Payable for fund shares purchased                      --                --
 Other liabilities                                      --                --
                                               -----------       -----------
 Total liabilities                                   5,147             3,275
                                               -----------       -----------
NET ASSETS:
 For contract liabilities                      $18,826,191       $18,155,718
                                               ===========       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   1,308,279         7,532,937
 Minimum unit fair value #*                     $11.124620         $1.269360
 Maximum unit fair value #*                     $15.497333        $18.654821
 Contract liability                            $18,786,082       $17,920,650
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       2,774           144,641
 Minimum unit fair value #*                     $14.267763         $1.394946
 Maximum unit fair value #*                     $14.604691         $1.684114
 Contract liability                                $40,109          $235,068

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD      HARTFORD      HARTFORD
                                           TOTAL        CAPITAL       DIVIDEND          HARTFORD
                                        RETURN BOND   APPRECIATION   AND GROWTH     GLOBAL RESEARCH
                                          HLS FUND      HLS FUND      HLS FUND          HLS FUND
                                        SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        13,666,360     2,631,918     4,090,576           26,580
                                        ============  ============  ============       ==========
  Cost                                  $150,127,918   $93,405,779   $72,121,518         $247,925
                                        ============  ============  ============       ==========
  Market value                          $154,892,746  $156,772,819  $110,603,878         $355,277
 Due from Sponsor Company                         --            --            --               --
 Receivable from fund shares sold             77,692        70,359        45,441               19
 Other assets                                      3            --             2                1
                                        ------------  ------------  ------------       ----------
 Total assets                            154,970,441   156,843,178   110,649,321          355,297
                                        ------------  ------------  ------------       ----------
LIABILITIES:
 Due to Sponsor Company                       77,692        70,359        45,441               19
 Payable for fund shares purchased                --            --            --               --
 Other liabilities                                --            --            --               --
                                        ------------  ------------  ------------       ----------
 Total liabilities                            77,692        70,359        45,441               19
                                        ------------  ------------  ------------       ----------
NET ASSETS:
 For contract liabilities               $154,892,749  $156,772,819  $110,603,880         $355,278
                                        ============  ============  ============       ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            28,858,186    19,914,653    15,126,477           27,310
 Minimum unit fair value #*                $1.354576     $1.824683     $1.656534       $12.126025
 Maximum unit fair value #*               $13.094513    $23.507283    $20.401863       $21.339412
 Contract liability                     $154,785,448  $156,435,626  $110,433,940         $355,278
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                59,899       107,173        91,172               --
 Minimum unit fair value #*                $1.488489     $2.015225     $1.829502               --
 Maximum unit fair value #*               $11.903748    $13.267411     $2.204009               --
 Contract liability                         $107,301      $337,193      $169,940               --

                                                                                    HARTFORD
                                             HARTFORD              HARTFORD        DISCIPLINED
                                            HEALTHCARE          GLOBAL GROWTH        EQUITY
                                             HLS FUND              HLS FUND         HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               6,216                31,113           798,954
                                             =========            ==========       ===========
  Cost                                         $85,851              $554,266        $8,654,622
                                             =========            ==========       ===========
  Market value                                $155,832              $691,386       $14,667,571
 Due from Sponsor Company                           --                    --                --
 Receivable from fund shares sold                    6                    78             1,465
 Other assets                                       --                    --                --
                                             ---------            ----------       -----------
 Total assets                                  155,838               691,464        14,669,036
                                             ---------            ----------       -----------
LIABILITIES:
 Due to Sponsor Company                              6                    78             1,465
 Payable for fund shares purchased                  --                    --                --
 Other liabilities                                  --                     1                --
                                             ---------            ----------       -----------
 Total liabilities                                   6                    79             1,465
                                             ---------            ----------       -----------
NET ASSETS:
 For contract liabilities                     $155,832              $691,385       $14,667,571
                                             =========            ==========       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  40,443               201,727         1,098,829
 Minimum unit fair value #*                  $3.689662             $2.293075         $1.905698
 Maximum unit fair value #*                  $3.864674            $21.083740        $21.519109
 Contract liability                           $155,832              $688,050       $14,663,311
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                 1,364             2,189
 Minimum unit fair value #*                         --             $2.444697         $1.946281
 Maximum unit fair value #*                         --             $2.444697         $1.946281
 Contract liability                                 --                $3,335            $4,260

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                          HARTFORD
                                            HARTFORD       GROWTH
                                             GROWTH     OPPORTUNITIES
                                            HLS FUND      HLS FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              77,132        825,157
                                          ============  =============
  Cost                                        $814,575    $17,735,898
                                          ============  =============
  Market value                              $1,346,543    $33,470,816
 Due from Sponsor Company                           --             --
 Receivable from fund shares sold                  107          3,163
 Other assets                                       --             --
                                          ------------  -------------
 Total assets                                1,346,650     33,473,979
                                          ------------  -------------
LIABILITIES:
 Due to Sponsor Company                            107          3,163
 Payable for fund shares purchased                  --             --
 Other liabilities                                  --              2
                                          ------------  -------------
 Total liabilities                                 107          3,165
                                          ------------  -------------
NET ASSETS:
 For contract liabilities                   $1,346,543    $33,470,814
                                          ============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 120,410      2,491,105
 Minimum unit fair value #*                  $1.858686      $2.194334
 Maximum unit fair value #*                 $22.154232     $22.473920
 Contract liability                         $1,346,543    $33,470,814
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --             --
 Minimum unit fair value #*                         --             --
 Maximum unit fair value #*                         --             --
 Contract liability                                 --             --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    HARTFORD                HARTFORD
                                   HARTFORD      HARTFORD        INTERNATIONAL           SMALL/MID CAP
                                  HIGH YIELD      INDEX          OPPORTUNITIES               EQUITY
                                   HLS FUND      HLS FUND           HLS FUND                HLS FUND
                                 SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,051,439       198,795            638,615                 220,500
                                 ============  ============       ============            ============
  Cost                             $8,984,571    $5,988,899         $7,393,515              $1,823,212
                                 ============  ============       ============            ============
  Market value                     $9,349,739    $7,623,799         $9,647,492              $2,486,983
 Due from Sponsor Company                  --            --                 --                      --
 Receivable from fund shares
  sold                                  1,224           219              3,951                     120
 Other assets                              --             1                  2                      --
                                 ------------  ------------       ------------            ------------
 Total assets                       9,350,963     7,624,019          9,651,445               2,487,103
                                 ------------  ------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                 1,224           219              3,951                     120
 Payable for fund shares
  purchased                                --            --                 --                      --
 Other liabilities                         --            --                 --                       3
                                 ------------  ------------       ------------            ------------
 Total liabilities                      1,224           219              3,951                     123
                                 ------------  ------------       ------------            ------------
NET ASSETS:
 For contract liabilities          $9,349,739    $7,623,800         $9,647,494              $2,486,980
                                 ============  ============       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        635,510       458,182          1,986,314                 154,328
 Minimum unit fair value #*         $2.067638     $6.820084          $1.607175              $14.765194
 Maximum unit fair value #*        $20.609059    $21.283250         $18.311712              $26.939330
 Contract liability                $9,349,739    $7,623,800         $9,610,208              $2,486,980
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --            --             15,586                      --
 Minimum unit fair value #*                --            --          $1.775028                      --
 Maximum unit fair value #*                --            --         $11.016705                      --
 Contract liability                        --            --            $37,286                      --


                                        HARTFORD                HARTFORD                 HARTFORD
                                         MIDCAP               MIDCAP VALUE           ULTRASHORT BOND
                                        HLS FUND                HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (4)
-------------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          30,057                  39,397                12,173,168
                                      ============            ============            ==============
  Cost                                    $701,131                $447,479              $121,731,357
                                      ============            ============            ==============
  Market value                          $1,127,729                $607,498              $121,725,008
 Due from Sponsor Company                       --                      --                        --
 Receivable from fund shares
  sold                                          44                      33                   106,386
 Other assets                                   --                      --                        --
                                      ------------            ------------            --------------
 Total assets                            1,127,773                 607,531               121,831,394
                                      ------------            ------------            --------------
LIABILITIES:
 Due to Sponsor Company                         44                      33                   106,386
 Payable for fund shares
  purchased                                     --                      --                        --
 Other liabilities                              --                      --                        36
                                      ------------            ------------            --------------
 Total liabilities                              44                      33                   106,422
                                      ------------            ------------            --------------
NET ASSETS:
 For contract liabilities               $1,127,729                $607,498              $121,724,972
                                      ============            ============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             166,670                 125,236               106,508,421
 Minimum unit fair value #*              $6.431994               $2.330645                 $0.875079
 Maximum unit fair value #*              $6.568778              $26.534299                 $9.781671
 Contract liability                     $1,092,297                $607,498              $121,410,341
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               5,394                      --                   296,761
 Minimum unit fair value #*              $6.568778                      --                 $0.961575
 Maximum unit fair value #*              $6.568778                      --                 $1.101382
 Contract liability                        $35,432                      --                  $314,631

(4)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                 HARTFORD                HARTFORD
                                              SMALL COMPANY          SMALLCAP GROWTH
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  191,904                  59,900
                                               ============            ============
  Cost                                           $3,379,596              $1,442,203
                                               ============            ============
  Market value                                   $4,973,220              $1,951,845
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                       256                   4,380
 Other assets                                             2                      --
                                               ------------            ------------
 Total assets                                     4,973,478               1,956,225
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                 256                   4,380
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                       3
                                               ------------            ------------
 Total liabilities                                      256                   4,383
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $4,973,222              $1,951,842
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,138,072                 117,609
 Minimum unit fair value #*                       $1.996949               $2.454653
 Maximum unit fair value #*                      $24.135751              $30.265816
 Contract liability                              $4,950,251              $1,935,821
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        9,145                     792
 Minimum unit fair value #*                       $2.205493              $20.240254
 Maximum unit fair value #*                       $2.785493              $20.240254
 Contract liability                                 $22,971                 $16,021

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                         HARTFORD       U.S. GOVERNMENT      HARTFORD        AMERICAN FUNDS
                                           STOCK          SECURITIES           VALUE        ASSET ALLOCATION
                                         HLS FUND          HLS FUND          HLS FUND           HLS FUND
                                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          161,323           571,299           120,565          1,245,272
                                        ===========       ===========       ===========       ============
  Cost                                   $7,648,879        $6,038,165        $1,227,935        $11,672,904
                                        ===========       ===========       ===========       ============
  Market value                           $9,363,609        $5,890,731        $1,855,276        $15,727,783
 Due from Sponsor Company                    11,029                --                --                 --
 Receivable from fund shares sold                --               308               152                939
 Other assets                                    --                --                --                 --
                                        -----------       -----------       -----------       ------------
 Total assets                             9,374,638         5,891,039         1,855,428         15,728,722
                                        -----------       -----------       -----------       ------------
LIABILITIES:
 Due to Sponsor Company                          --               308               152                939
 Payable for fund shares purchased           11,029                --                --                 --
 Other liabilities                                2                 2                 3                 --
                                        -----------       -----------       -----------       ------------
 Total liabilities                           11,031               310               155                939
                                        -----------       -----------       -----------       ------------
NET ASSETS:
 For contract liabilities                $9,363,607        $5,890,729        $1,855,273        $15,727,783
                                        ===========       ===========       ===========       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            5,789,009           754,440           177,415          1,112,009
 Minimum unit fair value #*               $1.184495         $1.121809         $1.809273         $12.730786
 Maximum unit fair value #*              $22.389298        $11.146482        $20.550139         $18.546471
 Contract liability                      $9,265,229        $5,890,729        $1,850,623        $15,727,783
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #               62,077                --               331                 --
 Minimum unit fair value #*               $1.301747                --        $14.060124                 --
 Maximum unit fair value #*               $1.599601                --        $14.060124                 --
 Contract liability                         $98,378                --            $4,650                 --

                                           AMERICAN FUNDS
                                              BLUE CHIP
                                             INCOME AND            AMERICAN FUNDS         AMERICAN FUNDS
                                               GROWTH                   BOND                GLOBAL BOND
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               545,911               3,152,318                332,437
                                             ===========            ============            ===========
  Cost                                        $4,623,133             $30,558,350             $3,322,756
                                             ===========            ============            ===========
  Market value                                $6,720,162             $30,735,102             $3,211,337
 Due from Sponsor Company                             --                      --                     --
 Receivable from fund shares sold                    298                   6,667                    245
 Other assets                                          2                      --                     --
                                             -----------            ------------            -----------
 Total assets                                  6,720,462              30,741,769              3,211,582
                                             -----------            ------------            -----------
LIABILITIES:
 Due to Sponsor Company                              298                   6,667                    245
 Payable for fund shares purchased                    --                      --                     --
 Other liabilities                                    --                      --                      3
                                             -----------            ------------            -----------
 Total liabilities                                   298                   6,667                    248
                                             -----------            ------------            -----------
NET ASSETS:
 For contract liabilities                     $6,720,164             $30,735,102             $3,211,334
                                             ===========            ============            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   501,309               2,870,335                289,193
 Minimum unit fair value #*                   $12.441385              $10.103042             $10.279288
 Maximum unit fair value #*                   $20.209963              $11.950439             $11.713399
 Contract liability                           $6,720,164             $30,703,041             $3,211,334
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                   3,033                     --
 Minimum unit fair value #*                           --              $10.571769                     --
 Maximum unit fair value #*                           --              $10.571769                     --
 Contract liability                                   --                 $32,061                     --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS
                                              GLOBAL GROWTH         AMERICAN FUNDS
                                               AND INCOME            GLOBAL GROWTH
                                                HLS FUND               HLS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,033,539                262,153
                                               ===========            ===========
  Cost                                          $7,964,300             $2,230,836
                                               ===========            ===========
  Market value                                 $11,616,983             $3,292,643
 Due from Sponsor Company                               --                     --
 Receivable from fund shares sold                      744                    200
 Other assets                                           --                      2
                                               -----------            -----------
 Total assets                                   11,617,727              3,292,845
                                               -----------            -----------
LIABILITIES:
 Due to Sponsor Company                                744                    200
 Payable for fund shares purchased                      --                     --
 Other liabilities                                       1                     --
                                               -----------            -----------
 Total liabilities                                     745                    200
                                               -----------            -----------
NET ASSETS:
 For contract liabilities                      $11,616,982             $3,292,645
                                               ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     962,885                241,238
 Minimum unit fair value #*                     $11.119086             $12.580461
 Maximum unit fair value #*                     $19.831396             $21.371420
 Contract liability                            $11,616,982             $3,264,616
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                  2,129
 Minimum unit fair value #*                             --             $13.164346
 Maximum unit fair value #*                             --             $13.164346
 Contract liability                                     --                $28,029

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                    CAPITALIZATION             GROWTH              GROWTH-INCOME          INTERNATIONAL
                                       HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,005,868              4,685,695              2,548,901              3,809,635
                                      ===========            ===========            ===========            ===========
  Cost                                 $7,661,522            $36,896,719            $21,050,318            $29,254,173
                                      ===========            ===========            ===========            ===========
  Market value                         $9,525,573            $61,335,748            $33,798,435            $39,124,953
 Due from Sponsor Company                      --                     --                     --                     --
 Receivable from fund shares
  sold                                        928                  5,611                  2,489                  1,875
 Other assets                                  --                     --                      1                     --
                                      -----------            -----------            -----------            -----------
 Total assets                           9,526,501             61,341,359             33,800,925             39,126,828
                                      -----------            -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                       928                  5,611                  2,489                  1,875
 Payable for fund shares
  purchased                                    --                     --                     --                     --
 Other liabilities                             --                      2                     --                      4
                                      -----------            -----------            -----------            -----------
 Total liabilities                            928                  5,613                  2,489                  1,879
                                      -----------            -----------            -----------            -----------
NET ASSETS:
 For contract liabilities              $9,525,573            $61,335,746            $33,798,436            $39,124,949
                                      ===========            ===========            ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            824,861              4,589,177              2,465,909              3,658,323
 Minimum unit fair value #*            $10.572619             $12.228300             $12.561760              $9.889717
 Maximum unit fair value #*            $22.514429             $22.977095             $20.333515             $18.634092
 Contract liability                    $9,495,284            $61,259,806            $33,768,498            $39,099,724
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              2,738                  5,918                  2,278                  2,437
 Minimum unit fair value #*            $11.063361             $12.832211             $13.144737             $10.348777
 Maximum unit fair value #*            $11.063361             $12.832211             $13.144737             $10.348777
 Contract liability                       $30,289                $75,940                $29,938                $25,225

                                                         HARTFORD
                                    AMERICAN FUNDS       PORTFOLIO       HUNTINGTON VA
                                       NEW WORLD        DIVERSIFIER         INCOME
                                       HLS FUND          HLS FUND         EQUITY FUND
                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        755,794         5,924,768           380,034
                                      ===========       ===========       ===========
  Cost                                 $6,250,664       $55,919,566        $3,739,432
                                      ===========       ===========       ===========
  Market value                         $6,930,635       $48,168,364        $4,336,196
 Due from Sponsor Company                      --                --                --
 Receivable from fund shares
  sold                                        434            13,496             5,854
 Other assets                                   1                --                --
                                      -----------       -----------       -----------
 Total assets                           6,931,070        48,181,860         4,342,050
                                      -----------       -----------       -----------
LIABILITIES:
 Due to Sponsor Company                       434            13,496             5,854
 Payable for fund shares
  purchased                                    --                --                --
 Other liabilities                             --                --                --
                                      -----------       -----------       -----------
 Total liabilities                            434            13,496             5,854
                                      -----------       -----------       -----------
NET ASSETS:
 For contract liabilities              $6,930,636       $48,168,364        $4,336,196
                                      ===========       ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            605,470         5,995,433           804,893
 Minimum unit fair value #*            $10.249036         $7.717900         $1.542210
 Maximum unit fair value #*            $18.337820         $8.172104        $20.186791
 Contract liability                    $6,930,636       $48,168,364        $4,336,196
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                --                --
 Minimum unit fair value #*                    --                --                --
 Maximum unit fair value #*                    --                --                --
 Contract liability                            --                --                --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HUNTINGTON VA
                                                DIVIDEND           HUNTINGTON VA
                                              CAPTURE FUND          GROWTH FUND
                                            SUB-ACCOUNT (5)         SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                776,373               235,732
                                               ==========            ==========
  Cost                                         $9,260,341            $1,992,705
                                               ==========            ==========
  Market value                                 $9,743,487            $2,597,766
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                   6,134                 1,375
 Other assets                                          --                    --
                                               ----------            ----------
 Total assets                                   9,749,621             2,599,141
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                             6,134                 1,375
 Payable for fund shares purchased                     --                    --
 Other liabilities                                      1                     1
                                               ----------            ----------
 Total liabilities                                  6,135                 1,376
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                      $9,743,486            $2,597,765
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  2,068,011             1,055,610
 Minimum unit fair value #*                     $1.870963             $1.051338
 Maximum unit fair value #*                    $20.685359            $17.926584
 Contract liability                            $9,743,486            $2,597,765
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --
 Minimum unit fair value #*                            --                    --
 Maximum unit fair value #*                            --                    --
 Contract liability                                    --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(5) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                              MID CORP              ROTATING           INTERNATIONAL            MORTGAGE
                                            AMERICA FUND          MARKETS FUND          EQUITY FUND         SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              322,548               107,708               306,594               240,235
                                             ==========            ==========            ==========            ==========
  Cost                                       $5,774,098            $1,336,694            $4,426,575            $2,720,210
                                             ==========            ==========            ==========            ==========
  Market value                               $7,370,233            $1,498,225            $5,288,744            $2,750,700
 Due from Sponsor Company                            --                    --                    --                    --
 Receivable from fund shares sold                 1,617                    99                 3,338                   375
 Other assets                                        --                    --                    --                    --
                                             ----------            ----------            ----------            ----------
 Total assets                                 7,371,850             1,498,324             5,292,082             2,751,075
                                             ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                           1,617                    99                 3,338                   375
 Payable for fund shares purchased                   --                    --                    --                    --
 Other liabilities                                    1                    --                     1                     1
                                             ----------            ----------            ----------            ----------
 Total liabilities                                1,618                    99                 3,339                   376
                                             ----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $7,370,232            $1,498,225            $5,288,743            $2,750,699
                                             ==========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                1,301,754               247,433               975,881               660,100
 Minimum unit fair value #*                   $2.366922             $1.736463             $1.581719             $1.114852
 Maximum unit fair value #*                  $24.901768            $20.111297            $17.352808            $11.950988
 Contract liability                          $7,370,232            $1,498,225            $5,288,743            $2,750,699
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                    --                    --
 Minimum unit fair value #*                          --                    --                    --                    --
 Maximum unit fair value #*                          --                    --                    --                    --
 Contract liability                                  --                    --                    --                    --

                                                                           LORD ABBETT
                                                              LORD ABBETT  CALIBRATED
                                           HUNTINGTON VA      FUNDAMENTAL   DIVIDEND
                                             SITUS FUND       EQUITY FUND  GROWTH FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                              261,777           85,049      346,911
                                             ==========       ==========   ==========
  Cost                                       $3,735,589       $1,484,288   $5,090,265
                                             ==========       ==========   ==========
  Market value                               $6,269,557       $1,788,587   $5,644,241
 Due from Sponsor Company                            --               --           --
 Receivable from fund shares sold                   827              162          320
 Other assets                                        --               --           --
                                             ----------       ----------   ----------
 Total assets                                 6,270,384        1,788,749    5,644,561
                                             ----------       ----------   ----------
LIABILITIES:
 Due to Sponsor Company                             827              162          320
 Payable for fund shares purchased                   --               --           --
 Other liabilities                                    1                1           --
                                             ----------       ----------   ----------
 Total liabilities                                  828              163          320
                                             ----------       ----------   ----------
NET ASSETS:
 For contract liabilities                    $6,269,556       $1,788,586   $5,644,241
                                             ==========       ==========   ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                2,405,150          102,882      361,384
 Minimum unit fair value #*                   $1.989341       $14.962455   $14.091974
 Maximum unit fair value #*                  $26.384394       $18.193259   $18.855685
 Contract liability                          $6,269,556       $1,788,586   $5,644,241
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --               --           --
 Minimum unit fair value #*                          --               --           --
 Maximum unit fair value #*                          --               --           --
 Contract liability                                  --               --           --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                LORD ABBETT        LORD ABBETT
                                                   BOND             GROWTH AND
                                              DEBENTURE FUND       INCOME FUND
                                                SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 1,097,271            144,908
                                               =============       ============
  Cost                                           $12,061,290         $3,723,244
                                               =============       ============
  Market value                                   $13,507,409         $4,816,751
 Due from Sponsor Company                                 --                 --
 Receivable from fund shares sold                        929                345
 Other assets                                             --                  3
                                               -------------       ------------
 Total assets                                     13,508,338          4,817,099
                                               -------------       ------------
LIABILITIES:
 Due to Sponsor Company                                  929                345
 Payable for fund shares purchased                        --                 --
 Other liabilities                                         1                 --
                                               -------------       ------------
 Total liabilities                                       930                345
                                               -------------       ------------
NET ASSETS:
 For contract liabilities                        $13,507,408         $4,816,754
                                               =============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       906,733            322,481
 Minimum unit fair value #*                       $14.012704         $12.100599
 Maximum unit fair value #*                       $17.949036         $18.320372
 Contract liability                              $13,487,283         $4,816,754
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         1,339                 --
 Minimum unit fair value #*                       $15.027954                 --
 Maximum unit fair value #*                       $15.027954                 --
 Contract liability                                  $20,125                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           MFS(R) INVESTORS
                                  MFS(R) CORE        MFS(R) GROWTH       MFS(R) GLOBAL          GROWTH
                                 EQUITY SERIES          SERIES           EQUITY SERIES       STOCK SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    255,097              916,907            420,714             601,003
                                 ============        =============       ============        ============
  Cost                             $4,408,735          $25,923,506         $5,830,341          $6,546,283
                                 ============        =============       ============        ============
  Market value                     $6,010,093          $35,800,329         $8,069,295          $9,207,380
 Due from Sponsor Company                  --                   --                 --                  --
 Receivable from fund shares
  sold                                  4,719              474,186              4,850              12,123
 Other assets                              --                   --                 --                  --
                                 ------------        -------------       ------------        ------------
 Total assets                       6,014,812           36,274,515          8,074,145           9,219,503
                                 ------------        -------------       ------------        ------------
LIABILITIES:
 Due to Sponsor Company                 4,719              474,186              4,850              12,123
 Payable for fund shares
  purchased                                --                   --                 --                  --
 Other liabilities                         --                    1                  1                  --
                                 ------------        -------------       ------------        ------------
 Total liabilities                      4,719              474,187              4,851              12,123
                                 ------------        -------------       ------------        ------------
NET ASSETS:
 For contract liabilities          $6,010,093          $35,800,328         $8,069,294          $9,207,380
                                 ============        =============       ============        ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        489,222            2,866,096            382,652             814,822
 Minimum unit fair value #*         $9.236408            $8.763616         $18.124901           $9.005045
 Maximum unit fair value #*        $21.877410           $22.605372         $25.256535          $21.376433
 Contract liability                $5,897,185          $35,694,418         $8,033,420          $9,144,872
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          8,556                7,901              1,776               5,028
 Minimum unit fair value #*        $10.207498            $9.604673         $20.044771           $9.810820
 Maximum unit fair value #*        $14.029681           $15.002929         $22.210093          $13.650461
 Contract liability                  $112,908             $105,910            $35,874             $62,508


                                    MFS(R) INVESTORS          MFS(R) MID CAP             MFS(R) NEW
                                      TRUST SERIES             GROWTH SERIES          DISCOVERY SERIES
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,817,758                2,387,578                2,807,526
                                      =============            =============            =============
  Cost                                  $52,817,695              $16,023,957              $42,446,457
                                      =============            =============            =============
  Market value                          $84,388,802              $21,488,200              $61,957,863
 Due from Sponsor Company                        --                       --                       --
 Receivable from fund shares
  sold                                      151,139                   23,614                   50,615
 Other assets                                     2                        1                       --
                                      -------------            -------------            -------------
 Total assets                            84,539,943               21,511,815               62,008,478
                                      -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     151,139                   23,614                   50,615
 Payable for fund shares
  purchased                                      --                       --                       --
 Other liabilities                               --                       --                        2
                                      -------------            -------------            -------------
 Total liabilities                          151,139                   23,614                   50,617
                                      -------------            -------------            -------------
NET ASSETS:
 For contract liabilities               $84,388,804              $21,488,201              $61,957,861
                                      =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            6,048,218                2,692,434                2,864,420
 Minimum unit fair value #*              $12.522769                $7.232828               $14.794347
 Maximum unit fair value #*              $19.427277               $24.816504               $33.096611
 Contract liability                     $84,302,893              $21,450,145              $61,776,911
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                5,987                    4,578                    7,418
 Minimum unit fair value #*              $13.643186                $8.148420               $17.235764
 Maximum unit fair value #*              $16.219404                $8.465552               $29.523945
 Contract liability                         $85,911                  $38,056                 $180,950

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           MFS(R) TOTAL     MFS(R) VALUE
                                           RETURN SERIES       SERIES
                                            SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             11,484,900       5,010,764
                                          ===============  ==============
  Cost                                       $227,641,314     $66,897,380
                                          ===============  ==============
  Market value                               $268,989,740     $96,244,649
 Due from Sponsor Company                              --           5,471
 Receivable from fund shares sold                 149,761              --
 Other assets                                          --              --
                                          ---------------  --------------
 Total assets                                 269,139,501      96,250,120
                                          ---------------  --------------
LIABILITIES:
 Due to Sponsor Company                           149,761              --
 Payable for fund shares purchased                     --           5,471
 Other liabilities                                      3               5
                                          ---------------  --------------
 Total liabilities                                149,764           5,476
                                          ---------------  --------------
NET ASSETS:
 For contract liabilities                    $268,989,737     $96,244,644
                                          ===============  ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 15,597,192       4,737,223
 Minimum unit fair value #*                    $12.162597      $13.576693
 Maximum unit fair value #*                    $21.124475      $26.028066
 Contract liability                          $268,644,434     $96,243,253
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     18,001              58
 Minimum unit fair value #*                    $16.920473      $23.990022
 Maximum unit fair value #*                    $20.044188      $23.990022
 Contract liability                              $345,303          $1,391

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                  MFS(R) HIGH
                                     MFS(R) RESEARCH           MFS(R) RESEARCH         MFS(R) RESEARCH               YIELD
                                       BOND SERIES          INTERNATIONAL SERIES            SERIES                 PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (6)(7)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         9,437,061                1,226,201                 192,856                8,651,488
                                      ==============            =============            ============            =============
  Cost                                  $119,210,217              $17,139,227              $3,991,800              $53,494,176
                                      ==============            =============            ============            =============
  Market value                          $123,654,530              $17,694,078              $5,542,672              $54,331,346
 Due from Sponsor Company                         --                       --                      --                       --
 Receivable from fund shares
  sold                                       879,117                    1,852                     274                  155,426
 Other assets                                      3                       --                      --                        2
                                      --------------            -------------            ------------            -------------
 Total assets                            124,533,650               17,695,930               5,542,946               54,486,774
                                      --------------            -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                      879,117                    1,852                     274                  155,426
 Payable for fund shares
  purchased                                       --                       --                      --                       --
 Other liabilities                                --                       --                       4                       --
                                      --------------            -------------            ------------            -------------
 Total liabilities                           879,117                    1,852                     278                  155,426
                                      --------------            -------------            ------------            -------------
NET ASSETS:
 For contract liabilities               $123,654,533              $17,694,078              $5,542,668              $54,331,348
                                      ==============            =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             9,443,722                1,158,255                 324,638                5,179,074
 Minimum unit fair value #*               $10.640500               $14.253514              $16.078705               $10.422041
 Maximum unit fair value #*               $14.115109               $16.886430              $18.603416               $10.526650
 Contract liability                     $123,634,805              $17,686,495              $5,542,668              $54,255,287
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 1,494                      496                      --                    7,253
 Minimum unit fair value #*               $13.096496               $15.277958                      --               $10.480927
 Maximum unit fair value #*               $13.506726               $15.277958                      --               $10.499724
 Contract liability                          $19,728                   $7,583                      --                  $76,061

                                       BLACKROCK                 BLACKROCK                 BLACKROCK
                                         GLOBAL                    GLOBAL                  LARGE CAP
                                  ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          14,591                     1,892                    30,883
                                      ============              ============              ============
  Cost                                    $216,018                   $26,265                  $313,571
                                      ============              ============              ============
  Market value                            $227,327                   $34,025                  $439,153
 Due from Sponsor Company                       --                        --                        --
 Receivable from fund shares
  sold                                           4                         2                        25
 Other assets                                   --                        --                        --
                                      ------------              ------------              ------------
 Total assets                              227,331                    34,027                   439,178
                                      ------------              ------------              ------------
LIABILITIES:
 Due to Sponsor Company                          4                         2                        25
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              --                        --                        --
                                      ------------              ------------              ------------
 Total liabilities                               4                         2                        25
                                      ------------              ------------              ------------
NET ASSETS:
 For contract liabilities                 $227,327                   $34,025                  $439,153
                                      ============              ============              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              19,169                     1,865                    28,927
 Minimum unit fair value #*             $11.790572                $18.181762                $12.903287
 Maximum unit fair value #*             $11.910946                $18.260509                $15.458910
 Contract liability                       $227,327                   $34,025                  $439,153
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                        --                        --
 Minimum unit fair value #*                     --                        --                        --
 Maximum unit fair value #*                     --                        --                        --
 Contract liability                             --                        --                        --

(6)  Funded as of August 15, 2013.

(7) Effective August 16, 2013 MFS(R) High Income Series merged with MFS(R) High Yield Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                BLACKROCK             UIF CORE PLUS
                                                  EQUITY               FIXED INCOME
                                            DIVIDEND V.I. FUND          PORTFOLIO
                                               SUB-ACCOUNT          SUB-ACCOUNT (8)(9)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   93,387                   3,043
                                               ============            ============
  Cost                                             $837,637                 $30,222
                                               ============            ============
  Market value                                   $1,005,775                 $31,013
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        20                       1
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     1,005,795                  31,014
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  20                       1
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                      --
                                               ------------            ------------
 Total liabilities                                       21                       1
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $1,005,774                 $31,013
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       71,399                   3,079
 Minimum unit fair value #*                      $13.788918              $10.073973
 Maximum unit fair value #*                      $14.288041              $10.073973
 Contract liability                              $1,005,774                 $31,013
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(8)  Funded as of September 6, 2013.

(9) Effective September 6, 2013 Morgan Stanley -- Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                            MORGAN STANLEY --
                                                                    UIF MID CAP        INVESCO V.I.              MID CAP
                                                UIF GROWTH             GROWTH            AMERICAN                 GROWTH
                                                PORTFOLIO            PORTFOLIO          VALUE FUND              PORTFOLIO
                                         SUB-ACCOUNT (8)(10)(11)    SUB-ACCOUNT      SUB-ACCOUNT (12)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    9,057              162,900             54,087                   6,448
                                               ============         ============       ============            ============
  Cost                                             $234,586           $1,518,938           $669,237                $239,012
                                               ============         ============       ============            ============
  Market value                                     $275,252           $2,321,327         $1,067,146                $283,325
 Due from Sponsor Company                                --                   --             11,702                      --
 Receivable from fund shares sold                        66                3,940                 --                      13
 Other assets                                            --                    1                 --                      --
                                               ------------         ------------       ------------            ------------
 Total assets                                       275,318            2,325,268          1,078,848                 283,338
                                               ------------         ------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  66                3,940                 --                      13
 Payable for fund shares purchased                       --                   --             11,702                      --
 Other liabilities                                       --                   --                 --                      --
                                               ------------         ------------       ------------            ------------
 Total liabilities                                       66                3,940             11,702                      13
                                               ------------         ------------       ------------            ------------
NET ASSETS:
 For contract liabilities                          $275,252           $2,321,328         $1,067,146                $283,325
                                               ============         ============       ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       21,059              146,607             66,877                  18,343
 Minimum unit fair value #*                      $13.016247           $14.764432         $14.878459              $14.607207
 Maximum unit fair value #*                      $13.109696           $26.957468         $25.302675              $16.020231
 Contract liability                                $275,252           $2,299,092         $1,067,146                $283,325
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                1,437                 --                      --
 Minimum unit fair value #*                              --           $15.468998                 --                      --
 Maximum unit fair value #*                              --           $15.468998                 --                      --
 Contract liability                                      --              $22,236                 --                      --

                                                                     COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                               BLACKROCK                PORTFOLIO --             PORTFOLIO --
                                                CAPITAL            MARSICO INTERNATIONAL       MARSICO FOCUSED
                                         APPRECIATION V.I. FUND      OPPORTUNITIES FUND         EQUITIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  94,237                   480,952                  448,754
                                              ============              ============             ============
  Cost                                            $820,923                $6,043,098               $6,655,425
                                              ============              ============             ============
  Market value                                    $919,749                $8,926,474               $8,678,905
 Due from Sponsor Company                               --                       735                       --
 Receivable from fund shares sold                       19                        --                    2,494
 Other assets                                           --                         1                        1
                                              ------------              ------------             ------------
 Total assets                                      919,768                 8,927,210                8,681,400
                                              ------------              ------------             ------------
LIABILITIES:
 Due to Sponsor Company                                 19                        --                    2,494
 Payable for fund shares purchased                      --                       735                       --
 Other liabilities                                      --                        --                       --
                                              ------------              ------------             ------------
 Total liabilities                                      19                       735                    2,494
                                              ------------              ------------             ------------
NET ASSETS:
 For contract liabilities                         $919,749                $8,926,475               $8,678,906
                                              ============              ============             ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      68,704                 4,248,028                4,392,956
 Minimum unit fair value #*                     $13.052518                 $1.667501                $1.546988
 Maximum unit fair value #*                     $14.662169                $17.967850               $20.763344
 Contract liability                               $919,749                $8,907,192               $8,669,965
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                    10,524                    5,233
 Minimum unit fair value #*                             --                 $1.832327                $1.708462
 Maximum unit fair value #*                             --                 $1.832327                $1.708462
 Contract liability                                     --                   $19,283                   $8,941

(8)  Funded as of September 6, 2013.

(10) Effective September 6, 2013 Morgan Stanley -- Focus Growth Portfolio merged with UIF Growth Portfolio.

(11) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(12) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           COLUMBIA VARIABLE     COLUMBIA VARIABLE
                                              PORTFOLIO --          PORTFOLIO --
                                            ASSET ALLOCATION          MARSICO
                                                  FUND              GROWTH FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                246,759               235,923
                                               ==========            ==========
  Cost                                         $3,733,216            $3,558,048
                                               ==========            ==========
  Market value                                 $3,713,728            $7,084,759
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                     202                 1,631
 Other assets                                          --                     1
                                               ----------            ----------
 Total assets                                   3,713,930             7,086,391
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               202                 1,630
 Payable for fund shares purchased                     --                    --
 Other liabilities                                     --                    --
                                               ----------            ----------
 Total liabilities                                    202                 1,630
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                      $3,713,728            $7,084,761
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  2,513,300             3,743,809
 Minimum unit fair value #*                     $1.295289             $1.518193
 Maximum unit fair value #*                    $17.007033            $20.432874
 Contract liability                            $3,698,660            $7,041,409
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     10,586                25,985
 Minimum unit fair value #*                     $1.423392             $1.668349
 Maximum unit fair value #*                     $1.423392             $1.668349
 Contract liability                               $15,068               $43,352

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE      COLUMBIA VARIABLE      COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                     PORTFOLIO --          PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                     MARSICO 21ST            DIVIDEND                 INCOME              MID CAP GROWTH
                                     CENTURY FUND        OPPORTUNITY FUND       OPPORTUNITIES FUND       OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (13)(14)    SUB-ACCOUNT (13)(15)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       132,161                554,473              1,043,384                 551,566
                                      ==========            ===========             ==========              ==========
  Cost                                $1,150,205             $8,037,370             $9,820,881              $8,265,336
                                      ==========            ===========             ==========              ==========
  Market value                        $2,218,993            $10,069,241             $9,087,875              $9,966,804
 Due from Sponsor Company                     --                     --                     --                      --
 Receivable from fund shares
  sold                                       133                    887                    122                   1,217
 Other assets                                  3                      1                      1                       1
                                      ----------            -----------             ----------              ----------
 Total assets                          2,219,129             10,070,129              9,087,998               9,968,022
                                      ----------            -----------             ----------              ----------
LIABILITIES:
 Due to Sponsor Company                      133                    887                    122                   1,217
 Payable for fund shares
  purchased                                   --                     --                     --                      --
 Other liabilities                            --                     --                     --                      --
                                      ----------            -----------             ----------              ----------
 Total liabilities                           133                    887                    122                   1,217
                                      ----------            -----------             ----------              ----------
NET ASSETS:
 For contract liabilities             $2,218,996            $10,069,242             $9,087,876              $9,966,805
                                      ==========            ===========             ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           937,060                843,273                894,896                 828,481
 Minimum unit fair value #*            $1.964921             $11.711566             $10.093976              $11.966406
 Maximum unit fair value #*           $19.108795             $12.060362             $10.177068              $12.064865
 Contract liability                   $2,215,552            $10,054,586             $9,081,271              $9,961,381
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             1,595                  1,215                    649                     450
 Minimum unit fair value #*            $2.159184             $12.060362             $10.177068              $12.064865
 Maximum unit fair value #*            $2.159184             $12.060362             $10.177068              $12.064865
 Contract liability                       $3,444                $14,656                 $6,605                  $5,424

                                     OPPENHEIMER
                                       CAPITAL            OPPENHEIMER           OPPENHEIMER
                                    APPRECIATION             GLOBAL             MAIN STREET
                                       FUND/VA              FUND/VA              FUND(R)/VA
                                     SUB-ACCOUNT        SUB-ACCOUNT (16)        SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       12,164               181,508                41,183
                                      =========            ==========            ==========
  Cost                                 $456,092            $4,486,395              $742,465
                                      =========            ==========            ==========
  Market value                         $697,835            $7,345,652            $1,276,257
 Due from Sponsor Company                    --                    --                    --
 Receivable from fund shares
  sold                                       27                   367                   409
 Other assets                                --                    --                    --
                                      ---------            ----------            ----------
 Total assets                           697,862             7,346,019             1,276,666
                                      ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      27                   367                   409
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                            1                     1                     1
                                      ---------            ----------            ----------
 Total liabilities                           28                   368                   410
                                      ---------            ----------            ----------
NET ASSETS:
 For contract liabilities              $697,834            $7,345,651            $1,276,256
                                      =========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           54,304               530,619                89,501
 Minimum unit fair value #*           $12.104780           $12.989788            $13.640204
 Maximum unit fair value #*           $20.809160           $21.504449            $20.901096
 Contract liability                    $697,834            $7,345,651            $1,276,256
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --                    --
 Minimum unit fair value #*                  --                    --                    --
 Maximum unit fair value #*                  --                    --                    --
 Contract liability                          --                    --                    --

(13) Funded as of April 26, 2013.

(14) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio -- Income Opportunities Fund.

(15) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund.

(16) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              OPPENHEIMER
                                              MAIN STREET           OPPENHEIMER
                                               SMALL CAP               EQUITY
                                                FUND/VA            INCOME FUND/VA
                                            SUB-ACCOUNT (17)      SUB-ACCOUNT (18)
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                237,074                18,245
                                               ==========            ==========
  Cost                                         $3,301,496              $174,009
                                               ==========            ==========
  Market value                                 $6,526,666              $251,412
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                     340                    10
 Other assets                                           1                     1
                                               ----------            ----------
 Total assets                                   6,527,007               251,423
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               340                    10
 Payable for fund shares purchased                     --                    --
 Other liabilities                                     --                    --
                                               ----------            ----------
 Total liabilities                                    340                    10
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                      $6,526,667              $251,413
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    380,278                19,970
 Minimum unit fair value #*                    $16.126627            $11.882762
 Maximum unit fair value #*                    $26.191068            $12.743814
 Contract liability                            $6,526,667              $251,413
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --
 Minimum unit fair value #*                            --                    --
 Maximum unit fair value #*                            --                    --
 Contract liability                                    --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(17) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

(18) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         PUTNAM VT        PUTNAM VT          PUTNAM VT      PUTNAM VT
                                        DIVERSIFIED      GLOBAL ASSET      INTERNATIONAL  INTERNATIONAL
                                        INCOME FUND    ALLOCATION FUND      VALUE FUND     EQUITY FUND
                                        SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,652,153           52,768            22,084         40,344
                                        ===========       ==========        ==========     ==========
  Cost                                  $18,137,281         $747,798          $205,000       $431,187
                                        ===========       ==========        ==========     ==========
  Market value                          $20,076,797         $996,264          $244,253       $576,510
 Due from Sponsor Company                        --               --                --             --
 Receivable from fund shares sold             1,267               57                11             30
 Other assets                                    --                1                --             --
                                        -----------       ----------        ----------     ----------
 Total assets                            20,078,064          996,322           244,264        576,540
                                        -----------       ----------        ----------     ----------
LIABILITIES:
 Due to Sponsor Company                       1,267               57                11             30
 Payable for fund shares purchased               --               --                --             --
 Other liabilities                               --               --                --             --
                                        -----------       ----------        ----------     ----------
 Total liabilities                            1,267               57                11             30
                                        -----------       ----------        ----------     ----------
NET ASSETS:
 For contract liabilities               $20,076,797         $996,265          $244,253       $576,510
                                        ===========       ==========        ==========     ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            1,465,125           62,065            25,866         53,270
 Minimum unit fair value #*              $12.703467       $13.015637         $9.205093      $9.446836
 Maximum unit fair value #*              $18.961548       $19.623949        $16.603933     $16.856709
 Contract liability                     $20,076,797         $996,265          $244,253       $576,510
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                   --               --                --             --
 Minimum unit fair value #*                      --               --                --             --
 Maximum unit fair value #*                      --               --                --             --
 Contract liability                              --               --                --             --

                                                                                          JPMORGAN
                                             PUTNAM VT                                 INSURANCE TRUST
                                             SMALL CAP             PUTNAM VT              CORE BOND
                                             VALUE FUND           VOYAGER FUND         PORTFOLIO -- 1
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              117,111                47,935              5,876,513
                                             ==========            ==========            ===========
  Cost                                       $1,709,911            $1,732,940            $64,807,651
                                             ==========            ==========            ===========
  Market value                               $2,440,595            $2,471,027            $65,170,524
 Due from Sponsor Company                            --                    --                     --
 Receivable from fund shares sold                   143                    47                169,838
 Other assets                                        --                     2                     --
                                             ----------            ----------            -----------
 Total assets                                 2,440,738             2,471,076             65,340,362
                                             ----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                             143                    47                169,838
 Payable for fund shares purchased                   --                    --                     --
 Other liabilities                                   --                    --                     --
                                             ----------            ----------            -----------
 Total liabilities                                  143                    47                169,838
                                             ----------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $2,440,595            $2,471,029            $65,170,524
                                             ==========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  115,178               128,572              4,840,343
 Minimum unit fair value #*                  $14.966864            $14.359054             $11.660685
 Maximum unit fair value #*                  $24.711748            $20.464635             $20.183284
 Contract liability                          $2,440,595            $2,471,029            $65,170,524
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                     --
 Minimum unit fair value #*                          --                    --                     --
 Maximum unit fair value #*                          --                    --                     --
 Contract liability                                  --                    --                     --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 JPMORGAN                JPMORGAN
                                             INSURANCE TRUST         INSURANCE TRUST
                                               U.S. EQUITY           INTREPID MID CAP
                                              PORTFOLIO -- 1          PORTFOLIO -- 1
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  302,627                 381,911
                                               ============            ============
  Cost                                           $4,717,659              $7,011,804
                                               ============            ============
  Market value                                   $7,175,293              $9,333,904
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                    20,673                  20,722
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     7,195,966               9,354,626
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              20,673                  20,722
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                   20,673                  20,722
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $7,175,293              $9,333,904
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      369,037                 430,868
 Minimum unit fair value #*                      $17.799309              $15.728103
 Maximum unit fair value #*                      $29.925198              $47.449959
 Contract liability                              $7,175,293              $9,333,904
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        JPMORGAN                 JPMORGAN                JPMORGAN                JPMORGAN
                                     INSURANCE TRUST         INSURANCE TRUST         INSURANCE TRUST         INSURANCE TRUST
                                      EQUITY INDEX           INTREPID GROWTH          MID CAP GROWTH          MID CAP VALUE
                                     PORTFOLIO -- 1           PORTFOLIO -- 1          PORTFOLIO -- 1          PORTFOLIO -- 1
                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,853,660                 157,718                 351,815                 569,027
                                      =============            ============            ============            ============
  Cost                                  $20,865,607              $2,466,634              $6,506,291              $6,918,746
                                      =============            ============            ============            ============
  Market value                          $28,564,902              $3,692,190              $8,612,428              $6,014,614
 Due from Sponsor Company                        --                      --                      --                      --
 Receivable from fund shares
  sold                                       82,980                      14                   2,440                     276
 Other assets                                    --                       1                       1                       2
                                      -------------            ------------            ------------            ------------
 Total assets                            28,647,882               3,692,205               8,614,869               6,014,892
                                      -------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      82,980                      14                   2,440                     276
 Payable for fund shares
  purchased                                      --                      --                      --                      --
 Other liabilities                               --                      --                      --                      --
                                      -------------            ------------            ------------            ------------
 Total liabilities                           82,980                      14                   2,440                     276
                                      -------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $28,564,902              $3,692,191              $8,612,429              $6,014,616
                                      =============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,703,138                 208,638                 407,202                 284,535
 Minimum unit fair value #*              $13.992382              $15.499919              $16.194328              $16.705994
 Maximum unit fair value #*              $20.555918              $25.351410              $26.162753              $33.247856
 Contract liability                     $28,564,902              $3,692,191              $8,612,429              $6,014,616
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --                      --                      --
 Minimum unit fair value #*                      --                      --                      --                      --
 Maximum unit fair value #*                      --                      --                      --                      --
 Contract liability                              --                      --                      --                      --


                                  PUTNAM VT       PIMCO              PIMCO
                                    EQUITY      ALL ASSET        EQS PATHFINDER
                                 INCOME FUND    PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      3,094        15,179             64,101
                                 ============  ============       ============
  Cost                                $48,546      $167,137           $682,320
                                 ============  ============       ============
  Market value                        $63,116      $166,669           $799,978
 Due from Sponsor Company                  --            --                 --
 Receivable from fund shares
  sold                                      1             3                 16
 Other assets                               1             1                 --
                                 ------------  ------------       ------------
 Total assets                          63,118       166,673            799,994
                                 ------------  ------------       ------------
LIABILITIES:
 Due to Sponsor Company                     1             3                 16
 Payable for fund shares
  purchased                                --            --                 --
 Other liabilities                         --            --                  1
                                 ------------  ------------       ------------
 Total liabilities                          1             3                 17
                                 ------------  ------------       ------------
NET ASSETS:
 For contract liabilities             $63,117      $166,670           $799,977
                                 ============  ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          3,045        14,599             65,531
 Minimum unit fair value #*        $16.413133    $11.169440         $11.939466
 Maximum unit fair value #*        $21.237933    $11.482988         $12.579985
 Contract liability                   $63,117      $166,670           $799,977
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --            --                 --
 Minimum unit fair value #*                --            --                 --
 Maximum unit fair value #*                --            --                 --
 Contract liability                        --            --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  PIMCO
                                                 GLOBAL              JENNISON 20/20
                                               MULTI-ASSET               FOCUS
                                                PORTFOLIO              PORTFOLIO
                                               SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   1,066                   7,151
                                               ===========            ============
  Cost                                             $13,377                 $85,159
                                               ===========            ============
  Market value                                     $12,126                $144,028
 Due from Sponsor Company                               --                      --
 Receivable from fund shares sold                       --                       6
 Other assets                                           --                      --
                                               -----------            ------------
 Total assets                                       12,126                 144,034
                                               -----------            ------------
LIABILITIES:
 Due to Sponsor Company                                 --                       6
 Payable for fund shares purchased                      --                      --
 Other liabilities                                      --                      --
                                               -----------            ------------
 Total liabilities                                      --                       6
                                               -----------            ------------
NET ASSETS:
 For contract liabilities                          $12,126                $144,028
                                               ===========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       1,287                  38,613
 Minimum unit fair value #*                      $9.422341               $1.864812
 Maximum unit fair value #*                      $9.422341              $19.717593
 Contract liability                                $12,126                $144,028
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                      --
 Minimum unit fair value #*                             --                      --
 Maximum unit fair value #*                             --                      --
 Contract liability                                     --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PRUDENTIAL
                                                                                    SERIES
                                                           PRUDENTIAL            INTERNATIONAL
                                          JENNISON            VALUE                 GROWTH
                                         PORTFOLIO          PORTFOLIO              PORTFOLIO
                                        SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             4,720             3,030                  2,448
                                        ============       ===========            ===========
  Cost                                      $118,942           $56,045                $14,902
                                        ============       ===========            ===========
  Market value                              $171,441           $73,098                $15,201
 Due from Sponsor Company                         --                --                     --
 Receivable from fund shares sold                 16               156                      1
 Other assets                                     --                --                     --
                                        ------------       -----------            -----------
 Total assets                                171,457            73,254                 15,202
                                        ------------       -----------            -----------
LIABILITIES:
 Due to Sponsor Company                           16               156                      1
 Payable for fund shares purchased                --                --                     --
 Other liabilities                                 1                 2                     --
                                        ------------       -----------            -----------
 Total liabilities                                17               158                      1
                                        ------------       -----------            -----------
NET ASSETS:
 For contract liabilities                   $171,440           $73,096                $15,201
                                        ============       ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                66,790            35,658                 12,758
 Minimum unit fair value #*                $1.333306         $1.571987              $1.142761
 Maximum unit fair value #*               $10.495963         $1.710270              $1.217463
 Contract liability                         $131,029           $59,224                $15,201
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                 3,850             8,372                     --
 Minimum unit fair value #*               $10.495963         $1.656982                     --
 Maximum unit fair value #*               $10.495963         $1.656982                     --
 Contract liability                          $40,411           $13,872                     --


                                                                                            WESTERN ASSET
                                         CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE      VARIABLE GLOBAL
                                            EQUITY INCOME           ALL CAP VALUE          HIGH YIELD BOND
                                              PORTFOLIO               PORTFOLIO               PORTFOLIO
                                           SUB-ACCOUNT (19)        SUB-ACCOUNT (20)          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  3,046                  26,399                  7,327
                                             ============            ============            ===========
  Cost                                            $43,354                $630,967                $63,248
                                             ============            ============            ===========
  Market value                                    $43,742                $658,654                $59,494
 Due from Sponsor Company                               4                      --                     --
 Receivable from fund shares sold                      --                      22                      2
 Other assets                                          --                      --                     --
                                             ------------            ------------            -----------
 Total assets                                      43,746                 658,676                 59,496
                                             ------------            ------------            -----------
LIABILITIES:
 Due to Sponsor Company                                --                      22                      2
 Payable for fund shares purchased                      4                      --                     --
 Other liabilities                                     --                      --                     --
                                             ------------            ------------            -----------
 Total liabilities                                      4                      22                      2
                                             ------------            ------------            -----------
NET ASSETS:
 For contract liabilities                         $43,742                $658,654                $59,494
                                             ============            ============            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      3,413                  49,584                 25,701
 Minimum unit fair value #*                    $12.817744              $12.205160              $2.228463
 Maximum unit fair value #*                    $12.817744              $12.370825              $2.335447
 Contract liability                               $43,742                $612,948                $59,494
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                   3,695                     --
 Minimum unit fair value #*                            --              $12.370825                     --
 Maximum unit fair value #*                            --              $12.370825                     --
 Contract liability                                    --                 $45,706                     --

(19) Formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio. Change effective April 29, 2013.

(20) Formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           CLEARBRIDGE VARIABLE        INVESCO V.I.
                                             LARGE CAP VALUE            GROWTH AND
                                                PORTFOLIO              INCOME FUND
                                             SUB-ACCOUNT (21)        SUB-ACCOUNT (22)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   12,571                  68,895
                                               ============            ============
  Cost                                             $167,379              $1,161,530
                                               ============            ============
  Market value                                     $240,741              $1,807,129
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        12                     226
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                       240,753               1,807,355
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  12                     226
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                      --
                                               ------------            ------------
 Total liabilities                                       13                     226
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                          $240,740              $1,807,129
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      124,316                 119,603
 Minimum unit fair value #*                       $1.898638              $13.307820
 Maximum unit fair value #*                       $1.939051              $22.422445
 Contract liability                                $240,740              $1,807,129
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(21) Formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio. Change effective April 29, 2013.

(22) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       INVESCO V.I.             INVESCO V.I.
                                              INVESCO V.I.          AMERICAN FRANCHISE             MID CAP
                                             COMSTOCK FUND                 FUND                  GROWTH FUND
                                            SUB-ACCOUNT (23)         SUB-ACCOUNT (24)         SUB-ACCOUNT (25)
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   26,131                  467,959                  749,372
                                             ==============            =============            =============
  Cost                                             $373,238              $17,661,238               $3,198,911
                                             ==============            =============            =============
  Market value                                     $461,998              $23,661,515               $4,006,421
 Due from Sponsor Company                                --                       --                       --
 Receivable from fund shares sold                        25                   17,866                      192
 Other assets                                             1                       --                        1
                                             --------------            -------------            -------------
 Total assets                                       462,024               23,679,381                4,006,614
                                             --------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                                  25                   17,866                      192
 Payable for fund shares purchased                       --                       --                       --
 Other liabilities                                       --                       --                       --
                                             --------------            -------------            -------------
 Total liabilities                                       25                   17,866                      192
                                             --------------            -------------            -------------
NET ASSETS:
 For contract liabilities                          $461,999              $23,661,515               $4,006,422
                                             ==============            =============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       21,306                1,671,898                  302,812
 Minimum unit fair value #*                      $20.403590               $13.321205               $13.020689
 Maximum unit fair value #*                      $22.731362               $14.509057               $13.482480
 Contract liability                                $461,999              $23,485,837               $4,006,422
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                   12,312                       --
 Minimum unit fair value #*                              --               $14.169046                       --
 Maximum unit fair value #*                              --               $14.308082                       --
 Contract liability                                      --                 $175,678                       --

                                             WELLS FARGO             WELLS FARGO
                                             ADVANTAGE VT            ADVANTAGE VT
                                             INDEX ASSET             TOTAL RETURN
                                           ALLOCATION FUND            BOND FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  1,441                   1,684
                                             ============            ============
  Cost                                            $19,134                 $17,271
                                             ============            ============
  Market value                                    $22,832                 $16,990
 Due from Sponsor Company                              --                      --
 Receivable from fund shares sold                       1                       1
 Other assets                                          --                      --
                                             ------------            ------------
 Total assets                                      22,833                  16,991
                                             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                 1                       1
 Payable for fund shares purchased                     --                      --
 Other liabilities                                     --                      --
                                             ------------            ------------
 Total liabilities                                      1                       1
                                             ------------            ------------
NET ASSETS:
 For contract liabilities                         $22,832                 $16,990
                                             ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      5,164                  10,766
 Minimum unit fair value #*                     $1.725118               $1.578072
 Maximum unit fair value #*                    $17.684334               $1.578072
 Contract liability                               $22,832                 $16,990
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --
 Minimum unit fair value #*                            --                      --
 Maximum unit fair value #*                            --                      --
 Contract liability                                    --                      --

(23) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(24) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(25) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              WELLS FARGO           WELLS FARGO
                                              ADVANTAGE VT          ADVANTAGE VT
                                               INTRINSIC           INTERNATIONAL
                                               VALUE FUND           EQUITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  1,938               279,912
                                               ==========            ==========
  Cost                                            $27,048            $1,402,154
                                               ==========            ==========
  Market value                                    $36,566            $1,533,962
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                       2                    72
 Other assets                                          --                    --
                                               ----------            ----------
 Total assets                                      36,568             1,534,034
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                                 2                    72
 Payable for fund shares purchased                     --                    --
 Other liabilities                                     --                     1
                                               ----------            ----------
 Total liabilities                                      2                    73
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                         $36,566            $1,533,961
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     22,335             1,080,926
 Minimum unit fair value #*                     $1.594447             $1.074273
 Maximum unit fair value #*                     $1.691084            $15.639941
 Contract liability                               $36,566            $1,533,961
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --
 Minimum unit fair value #*                            --                    --
 Maximum unit fair value #*                            --                    --
 Contract liability                                    --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            WELLS FARGO                                   WELLS FARGO
                                           ADVANTAGE VT            WELLS FARGO           ADVANTAGE VT            WELLS FARGO
                                             SMALL CAP            ADVANTAGE VT             SMALL CAP            ADVANTAGE VT
                                            GROWTH FUND          DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              158,225                    208              1,059,859                384,014
                                            ===========            ===========            ===========            ===========
  Cost                                       $1,130,404                 $3,994             $8,112,482             $6,509,987
                                            ===========            ===========            ===========            ===========
  Market value                               $1,790,728                 $7,312            $11,361,676            $10,026,795
 Due from Sponsor Company                            --                     --                     --                     --
 Receivable from fund shares sold                 5,352                     --                  5,270                  1,019
 Other assets                                        --                      1                     --                     --
                                            -----------            -----------            -----------            -----------
 Total assets                                 1,796,080                  7,313             11,366,946             10,027,814
                                            -----------            -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                           5,352                     --                  5,270                  1,019
 Payable for fund shares purchased                   --                     --                     --                     --
 Other liabilities                                   --                     --                     --                     --
                                            -----------            -----------            -----------            -----------
 Total liabilities                                5,352                     --                  5,270                  1,019
                                            -----------            -----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $1,790,728                 $7,313            $11,361,676            $10,026,795
                                            ===========            ===========            ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                  100,128                    287                803,901                651,119
 Minimum unit fair value #*                   $2.407517             $25.492367             $12.716795             $14.894357
 Maximum unit fair value #*                  $19.186238             $25.492367             $14.756163             $15.790336
 Contract liability                          $1,789,422                 $7,313            $11,360,798            $10,026,795
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       68                     --                     61                     --
 Minimum unit fair value #*                  $19.120113                     --             $14.329382                     --
 Maximum unit fair value #*                  $19.120113                     --             $14.329382                     --
 Contract liability                              $1,306                     --                   $878                     --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           AMERICAN CENTURY VP      AMERICAN CENTURY VP
                                                VALUE FUND              GROWTH FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $36,404                    $199
                                                 --------                 -------
EXPENSES:
 Administrative charges                                --                      --
 Mortality and expense risk charges               (16,984)                   (501)
                                                 --------                 -------
  Total expenses                                  (16,984)                   (501)
                                                 --------                 -------
  Net investment income (loss)                     19,420                    (302)
                                                 --------                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    163,260                   2,675
 Net realized gain on distributions                    --                      63
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        472,546                  13,899
                                                 --------                 -------
  Net gain (loss) on investments                  635,806                  16,637
                                                 --------                 -------
  Net increase (decrease) in net assets
   resulting from operations                     $655,226                 $16,335
                                                 ========                 =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                  VPS BALANCED WEALTH     VPS INTERNATIONAL      VPS SMALL/MID-CAP      ALLIANCEBERNSTEIN
                                   STRATEGY PORTFOLIO      VALUE PORTFOLIO        VALUE PORTFOLIO      VPS VALUE PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $114,571                $439,487               $10,792                $6,839
                                        --------              ----------             ---------               -------
EXPENSES:
 Administrative charges                       --                      --                    --                    --
 Mortality and expense risk
  charges                                (72,734)               (119,600)              (37,777)               (4,548)
                                        --------              ----------             ---------               -------
  Total expenses                         (72,734)               (119,600)              (37,777)               (4,548)
                                        --------              ----------             ---------               -------
  Net investment income (loss)            41,837                 319,887               (26,985)                2,291
                                        --------              ----------             ---------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  175,394                  99,113               240,355                10,370
 Net realized gain on
  distributions                               --                      --               147,453                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        481,598               1,040,051               313,239                64,722
                                        --------              ----------             ---------               -------
  Net gain (loss) on
   investments                           656,992               1,139,164               701,047                75,092
                                        --------              ----------             ---------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $698,829              $1,459,051              $674,062               $77,383
                                        ========              ==========             =========               =======

                                 ALLIANCEBERNSTEIN       INVESCO V.I.       INVESCO V.I.
                                 VPS INTERNATIONAL           VALUE              CORE
                                  GROWTH PORTFOLIO    OPPORTUNITIES FUND    EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (1)     SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,575               $386,586           $752,992
                                      --------            -----------       ------------
EXPENSES:
 Administrative charges                     --                (40,043)           (91,116)
 Mortality and expense risk
  charges                              (20,897)              (478,251)          (936,188)
                                      --------            -----------       ------------
  Total expenses                       (20,897)              (518,294)        (1,027,304)
                                      --------            -----------       ------------
  Net investment income (loss)         (12,322)              (131,708)          (274,312)
                                      --------            -----------       ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,445             (1,260,940)         5,832,013
 Net realized gain on
  distributions                             --                     --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      129,754              8,838,669          7,868,385
                                      --------            -----------       ------------
  Net gain (loss) on
   investments                         140,199              7,577,729         13,700,398
                                      --------            -----------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $127,877             $7,446,021        $13,426,086
                                      ========            ===========       ============

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                INVESCO V.I.           INVESCO V.I.
                                                 GOVERNMENT                HIGH
                                              SECURITIES FUND           YIELD FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $6,540,268              $64,538
                                               --------------            ---------
EXPENSES:
 Administrative charges                              (292,569)              (1,985)
 Mortality and expense risk charges                (3,343,413)             (24,710)
                                               --------------            ---------
  Total expenses                                   (3,635,982)             (26,695)
                                               --------------            ---------
  Net investment income (loss)                      2,904,286               37,843
                                               --------------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       (766,077)              19,272
 Net realized gain on distributions                        --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (11,407,814)               1,444
                                               --------------            ---------
  Net gain (loss) on investments                  (12,173,891)              20,716
                                               --------------            ---------
  Net increase (decrease) in net assets
   resulting from operations                      $(9,269,605)             $58,559
                                               ==============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 INVESCO V.I.
                                 INVESCO V.I.        INVESCO V.I.        INVESCO V.I.            BALANCED RISK
                                 INTERNATIONAL       MID CAP CORE          SMALL CAP              ALLOCATION
                                  GROWTH FUND         EQUITY FUND         EQUITY FUND                FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $720,681            $371,625              $2,796                $88,375
                                 -------------       -------------       -------------            -----------
EXPENSES:
 Administrative charges                (69,235)            (76,757)                (41)                    --
 Mortality and expense risk
  charges                             (928,752)           (936,320)           (688,747)              (104,748)
                                 -------------       -------------       -------------            -----------
  Total expenses                      (997,987)         (1,013,077)           (688,788)              (104,748)
                                 -------------       -------------       -------------            -----------
  Net investment income (loss)        (277,306)           (641,452)           (685,992)               (16,373)
                                 -------------       -------------       -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              3,391,919           3,197,138           5,204,013                172,830
 Net realized gain on
  distributions                             --           3,752,574             379,548                167,735
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    6,638,638           6,440,385           6,820,180               (336,746)
                                 -------------       -------------       -------------            -----------
  Net gain (loss) on
   investments                      10,030,557          13,390,097          12,403,741                  3,819
                                 -------------       -------------       -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $9,753,251         $12,748,645         $11,717,749               $(12,554)
                                 =============       =============       =============            ===========


                                   INVESCO V.I.         INVESCO V.I.          AMERICAN CENTURY VP
                                    DIVERSIFIED             MONEY                   MID CAP
                                   DIVIDEND FUND         MARKET FUND              VALUE FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (2)            SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $144                 $1,484                    $712
                                      -------            -----------               ---------
EXPENSES:
 Administrative charges                    --                     --                      --
 Mortality and expense risk
  charges                                (116)              (124,552)                   (480)
                                      -------            -----------               ---------
  Total expenses                         (116)              (124,552)                   (480)
                                      -------            -----------               ---------
  Net investment income (loss)             28               (123,068)                    232
                                      -------            -----------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    59                     --                   2,247
 Net realized gain on
  distributions                            --                     --                   1,048
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,594                     --                  14,072
                                      -------            -----------               ---------
  Net gain (loss) on
   investments                          1,653                     --                  17,367
                                      -------            -----------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,681              $(123,068)                $17,599
                                      =======            ===========               =========

(2)  Funded as of July 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS
                                             AMERICAN FUNDS             GLOBAL
                                                 GLOBAL               GROWTH AND
                                                BOND FUND             INCOME FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $ --             $2,231,803
                                               -----------            -----------
EXPENSES:
 Administrative charges                                 --                     --
 Mortality and expense risk charges             (1,053,597)            (1,314,043)
                                               -----------            -----------
  Total expenses                                (1,053,597)            (1,314,043)
                                               -----------            -----------
  Net investment income (loss)                  (1,053,597)               917,760
                                               -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,299,763              1,910,187
 Net realized gain on distributions                754,821                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (4,022,540)            11,317,366
                                               -----------            -----------
  Net gain (loss) on investments                (1,967,956)            13,227,553
                                               -----------            -----------
  Net increase (decrease) in net assets
   resulting from operations                   $(3,021,553)           $14,145,313
                                               ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS            BLUE CHIP                                  AMERICAN FUNDS
                                                ASSET               INCOME AND           AMERICAN FUNDS             GLOBAL
                                           ALLOCATION FUND          GROWTH FUND             BOND FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $3,233,417             $1,861,259             $3,900,340               $855,000
                                             -----------            -----------            -----------            -----------
EXPENSES:
 Administrative charges                         (394,762)              (150,442)              (363,646)              (121,924)
 Mortality and expense risk charges           (3,887,762)            (1,757,776)            (3,445,369)            (1,177,681)
                                             -----------            -----------            -----------            -----------
  Total expenses                              (4,282,524)            (1,908,218)            (3,809,015)            (1,299,605)
                                             -----------            -----------            -----------            -----------
  Net investment income (loss)                (1,049,107)               (46,959)                91,325               (444,605)
                                             -----------            -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                23,298,830              8,917,566                 85,591             10,104,341
 Net realized gain on distributions                   --                     --              2,341,660                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    24,163,593             19,080,548            (10,756,789)             7,998,236
                                             -----------            -----------            -----------            -----------
  Net gain (loss) on investments              47,462,423             27,998,114             (8,329,538)            18,102,577
                                             -----------            -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $46,413,316            $27,951,155            $(8,238,213)           $17,657,972
                                             ===========            ===========            ===========            ===========


                                            AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND          GROWTH-INCOME FUND     INTERNATIONAL FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $5,210,437              $6,741,074             $1,897,073
                                             ------------            ------------            -----------
EXPENSES:
 Administrative charges                          (970,927)               (893,818)              (243,019)
 Mortality and expense risk charges            (9,525,714)             (8,709,241)            (2,367,236)
                                             ------------            ------------            -----------
  Total expenses                              (10,496,641)             (9,603,059)            (2,610,255)
                                             ------------            ------------            -----------
  Net investment income (loss)                 (5,286,204)             (2,861,985)              (713,182)
                                             ------------            ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 51,206,171              41,023,622              6,219,000
 Net realized gain on distributions                    --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     98,702,291             108,414,226             20,948,213
                                             ------------            ------------            -----------
  Net gain (loss) on investments              149,908,462             149,437,848             27,167,213
                                             ------------            ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $144,622,258            $146,575,863            $26,454,031
                                             ============            ============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                   AMERICAN FUNDS
                                             AMERICAN FUNDS         GLOBAL SMALL
                                             NEW WORLD FUND      CAPITALIZATION FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $795,025               $501,216
                                               ----------            -----------
EXPENSES:
 Administrative charges                          (102,484)               (94,918)
 Mortality and expense risk charges            (1,033,702)              (954,452)
                                               ----------            -----------
  Total expenses                               (1,136,186)            (1,049,370)
                                               ----------            -----------
  Net investment income (loss)                   (341,161)              (548,154)
                                               ----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  7,366,069              4,913,387
 Net realized gain on distributions               292,547                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,087,790)             9,071,022
                                               ----------            -----------
  Net gain (loss) on investments                5,570,826             13,984,409
                                               ----------            -----------
  Net increase (decrease) in net assets
   resulting from operations                   $5,229,665            $13,436,255
                                               ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        STERLING              STERLING            STERLING            STERLING
                                   CAPITAL STRATEGIC       CAPITAL EQUITY     CAPITAL SPECIAL      CAPITAL TOTAL
                                 ALLOCATION EQUITY VIF       INCOME VIF      OPPORTUNITIES VIF    RETURN BOND VIF
                                    SUB-ACCOUNT (3)       SUB-ACCOUNT (4)       SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $2                  $413               $1,666             $25,541
                                         ------                ------             --------            --------
EXPENSES:
 Administrative charges                      --                    --                   --                  --
 Mortality and expense risk
  charges                                   (25)                 (502)             (33,068)            (12,204)
                                         ------                ------             --------            --------
  Total expenses                            (25)                 (502)             (33,068)            (12,204)
                                         ------                ------             --------            --------
  Net investment income (loss)              (23)                  (89)             (31,402)             13,337
                                         ------                ------             --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1,232                   331               93,209               6,805
 Net realized gain on
  distributions                              --                    --              250,841              23,562
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (1,085)                4,567              172,882             (70,901)
                                         ------                ------             --------            --------
  Net gain (loss) on
   investments                              147                 4,898              516,932             (40,534)
                                         ------                ------             --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                              $124                $4,809             $485,530            $(27,197)
                                         ======                ======             ========            ========

                                  COLUMBIA VARIABLE       WELLS FARGO
                                     PORTFOLIO --         ADVANTAGE VT      FIDELITY(R) VIP
                                    SMALL COMPANY            OMEGA               GROWTH
                                     GROWTH FUND          GROWTH FUND          PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $6,422              $3,938                $491
                                      ----------            --------            --------
EXPENSES:
 Administrative charges                       --              (1,921)                 --
 Mortality and expense risk
  charges                               (130,192)            (16,074)            (15,726)
                                      ----------            --------            --------
  Total expenses                        (130,192)            (17,995)            (15,726)
                                      ----------            --------            --------
  Net investment income (loss)          (123,770)            (14,057)            (15,235)
                                      ----------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  279,043              89,679              75,968
 Net realized gain on
  distributions                               --              81,696                 747
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      1,776,458             193,296             197,387
                                      ----------            --------            --------
  Net gain (loss) on
   investments                         2,055,501             364,671             274,102
                                      ----------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,931,731            $350,614            $258,867
                                      ==========            ========            ========

(3) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

(4)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             FIDELITY(R) VIP         FIDELITY(R) VIP
                                              CONTRAFUND(R)              MID CAP
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $187,700                 $45,237
                                               ------------            ------------
EXPENSES:
 Administrative charges                                  --                      --
 Mortality and expense risk charges                (368,495)               (276,818)
                                               ------------            ------------
  Total expenses                                   (368,495)               (276,818)
                                               ------------            ------------
  Net investment income (loss)                     (180,795)               (231,581)
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    1,962,369               1,312,363
 Net realized gain on distributions                   6,573               2,184,433
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        4,096,507               1,684,410
                                               ------------            ------------
  Net gain (loss) on investments                  6,065,449               5,181,206
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $5,884,654              $4,949,625
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                FIDELITY(R) VIP                                  FRANKLIN
                                          FIDELITY(R) VIP       DYNAMIC CAPITAL       FIDELITY(R) VIP             RISING
                                          VALUE STRATEGIES        APPRECIATION        STRATEGIC INCOME           DIVIDENDS
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO            SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $9,095                  $914               $3,898                $4,259,168
                                             ----------            ----------             --------             -------------
EXPENSES:
 Administrative charges                              --                    --                   --                  (387,957)
 Mortality and expense risk charges             (21,759)              (11,600)                (553)               (4,211,899)
                                             ----------            ----------             --------             -------------
  Total expenses                                (21,759)              (11,600)                (553)               (4,599,856)
                                             ----------            ----------             --------             -------------
  Net investment income (loss)                  (12,664)              (10,686)               3,345                  (340,688)
                                             ----------            ----------             --------             -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  117,190                30,732                 (140)               25,791,753
 Net realized gain on distributions                  --                59,219                  908                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      206,825               114,422               (4,951)               39,496,943
                                             ----------            ----------             --------             -------------
  Net gain (loss) on investments                324,015               204,373               (4,183)               65,288,696
                                             ----------            ----------             --------             -------------
  Net increase (decrease) in net
   assets resulting from operations            $311,351              $193,687                $(838)              $64,948,008
                                             ==========            ==========             ========             =============

                                                                         FRANKLIN              FRANKLIN
                                                FRANKLIN                LARGE CAP               GLOBAL
                                                 INCOME                   GROWTH              REAL ESTATE
                                            SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $46,995,362                $396,654              $57,665
                                             --------------            ------------            ---------
EXPENSES:
 Administrative charges                          (1,022,933)                (56,868)              (1,926)
 Mortality and expense risk charges             (11,337,245)               (619,684)             (17,339)
                                             --------------            ------------            ---------
  Total expenses                                (12,360,178)               (676,552)             (19,265)
                                             --------------            ------------            ---------
  Net investment income (loss)                   34,635,184                (279,898)              38,400
                                             --------------            ------------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    6,793,291               3,520,770              (33,520)
 Net realized gain on distributions                      --                      --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       39,831,674               5,460,085                4,489
                                             --------------            ------------            ---------
  Net gain (loss) on investments                 46,624,965               8,980,855              (29,031)
                                             --------------            ------------            ---------
  Net increase (decrease) in net
   assets resulting from operations             $81,260,149              $8,700,957               $9,369
                                             ==============            ============            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN                 FRANKLIN
                                               SMALL-MID CAP             SMALL CAP
                                                  GROWTH                   VALUE
                                              SECURITIES FUND         SECURITIES FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                              $ --                $224,620
                                               -------------            ------------
EXPENSES:
 Administrative charges                             (117,051)                     --
 Mortality and expense risk charges               (1,248,880)               (321,234)
                                               -------------            ------------
  Total expenses                                  (1,365,931)               (321,234)
                                               -------------            ------------
  Net investment income (loss)                    (1,365,931)                (96,614)
                                               -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     5,204,724               2,050,342
 Net realized gain on distributions                4,760,937                 297,437
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        14,243,229               3,029,296
                                               -------------            ------------
  Net gain (loss) on investments                  24,208,890               5,377,075
                                               -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $22,842,959              $5,280,461
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                                  TEMPLETON
                                      STRATEGIC                                DEVELOPING            TEMPLETON
                                       INCOME            MUTUAL SHARES           MARKETS              FOREIGN
                                   SECURITIES FUND      SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $13,794,408           $7,090,311             $892,714           $2,998,666
                                     -----------          -----------          -----------          -----------
EXPENSES:
 Administrative charges                 (322,177)            (541,725)             (59,169)            (194,628)
 Mortality and expense risk
  charges                             (3,669,131)          (5,548,908)            (692,968)          (1,986,835)
                                     -----------          -----------          -----------          -----------
  Total expenses                      (3,991,308)          (6,090,633)            (752,137)          (2,181,463)
                                     -----------          -----------          -----------          -----------
  Net investment income (loss)         9,803,100              999,678              140,577              817,203
                                     -----------          -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                3,374,140           22,673,167              453,221            6,562,708
 Net realized gain on
  distributions                        2,891,439                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    (12,519,027)          58,653,249           (1,821,192)          16,137,408
                                     -----------          -----------          -----------          -----------
  Net gain (loss) on
   investments                        (6,253,448)          81,326,416           (1,367,971)          22,700,116
                                     -----------          -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,549,652          $82,326,094          $(1,227,394)         $23,517,319
                                     ===========          ===========          ===========          ===========

                                                                                FRANKLIN
                                      TEMPLETON             MUTUAL              FLEX CAP
                                       GROWTH          GLOBAL DISCOVERY          GROWTH
                                   SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $6,083,979           $2,303,578                 $619
                                     -----------          -----------          -----------
EXPENSES:
 Administrative charges                 (346,972)            (149,412)             (26,365)
 Mortality and expense risk
  charges                             (3,507,237)          (1,796,757)            (280,409)
                                     -----------          -----------          -----------
  Total expenses                      (3,854,209)          (1,946,169)            (306,774)
                                     -----------          -----------          -----------
  Net investment income (loss)         2,229,770              357,409             (306,155)
                                     -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                8,579,200            6,952,118            2,078,986
 Net realized gain on
  distributions                               --            9,600,737               45,994
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     45,001,247            8,182,658            3,279,395
                                     -----------          -----------          -----------
  Net gain (loss) on
   investments                        53,580,447           24,735,513            5,404,375
                                     -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $55,810,217          $25,092,922           $5,098,220
                                     ===========          ===========          ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN
                                               LARGE CAP            TEMPLETON
                                                 VALUE             GLOBAL BOND
                                            SECURITIES FUND      SECURITIES FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $115,880            $938,371
                                               ----------            --------
EXPENSES:
 Administrative charges                           (15,014)                 --
 Mortality and expense risk charges              (139,295)           (318,855)
                                               ----------            --------
  Total expenses                                 (154,309)           (318,855)
                                               ----------            --------
  Net investment income (loss)                    (38,429)            619,516
                                               ----------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    712,784             383,703
 Net realized gain on distributions                    --             250,819
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,826,861            (1,276,504)
                                               ----------            --------
  Net gain (loss) on investments                2,539,645            (641,982)
                                               ----------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $2,501,216            $(22,466)
                                               ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD           HARTFORD          HARTFORD
                                              HARTFORD            TOTAL            CAPITAL           DIVIDEND
                                              BALANCED         RETURN BOND       APPRECIATION       AND GROWTH
                                              HLS FUND          HLS FUND           HLS FUND          HLS FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $235,652        $6,338,146        $1,260,705         $1,996,694
                                             -----------       -----------       -----------        -----------
EXPENSES:
 Administrative charges                          (19,062)          (56,205)          (38,906)           (29,321)
 Mortality and expense risk charges             (302,807)       (2,527,090)       (2,324,554)        (1,648,648)
                                             -----------       -----------       -----------        -----------
  Total expenses                                (321,869)       (2,583,295)       (2,363,460)        (1,677,969)
                                             -----------       -----------       -----------        -----------
  Net investment income (loss)                   (86,217)        3,754,851        (1,102,755)           318,725
                                             -----------       -----------       -----------        -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   352,201         1,461,562        12,875,750          7,497,828
 Net realized gain on distributions                   --                --           395,547          2,827,327
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,697,567       (10,070,823)       34,696,882         17,138,466
                                             -----------       -----------       -----------        -----------
  Net gain (loss) on investments               3,049,768        (8,609,261)       47,968,179         27,463,621
                                             -----------       -----------       -----------        -----------
  Net increase (decrease) in net
   assets resulting from operations           $2,963,551       $(4,854,410)      $46,865,424        $27,782,346
                                             ===========       ===========       ===========        ===========


                                            HARTFORD           HARTFORD            HARTFORD
                                         GLOBAL RESEARCH      HEALTHCARE        GLOBAL GROWTH
                                            HLS FUND           HLS FUND            HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $4,053               $385              $3,970
                                             -------            -------            --------
EXPENSES:
 Administrative charges                           --               (234)               (626)
 Mortality and expense risk charges           (6,344)            (1,981)             (9,810)
                                             -------            -------            --------
  Total expenses                              (6,344)            (2,215)            (10,436)
                                             -------            -------            --------
  Net investment income (loss)                (2,291)            (1,830)             (6,466)
                                             -------            -------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                17,851             33,041              28,752
 Net realized gain on distributions               --              8,643                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    61,451             25,906             179,530
                                             -------            -------            --------
  Net gain (loss) on investments              79,302             67,590             208,282
                                             -------            -------            --------
  Net increase (decrease) in net
   assets resulting from operations          $77,011            $65,760            $201,816
                                             =======            =======            ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                HARTFORD
                                              DISCIPLINED            HARTFORD
                                                 EQUITY               GROWTH
                                                HLS FUND             HLS FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $131,719                $777
                                               ----------            --------
EXPENSES:
 Administrative charges                              (378)                (77)
 Mortality and expense risk charges              (206,769)            (16,126)
                                               ----------            --------
  Total expenses                                 (207,147)            (16,203)
                                               ----------            --------
  Net investment income (loss)                    (75,428)            (15,426)
                                               ----------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,026,234              71,301
 Net realized gain on distributions                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,988,945             313,194
                                               ----------            --------
  Net gain (loss) on investments                4,015,179             384,495
                                               ----------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $3,939,751            $369,069
                                               ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                                                        HARTFORD
                                        GROWTH              HARTFORD             HARTFORD           INTERNATIONAL
                                    OPPORTUNITIES          HIGH YIELD             INDEX             OPPORTUNITIES
                                       HLS FUND             HLS FUND             HLS FUND              HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $2,745            $768,939              $108,282              $180,916
                                      ----------            --------            ----------            ----------
EXPENSES:
 Administrative charges                      (38)               (232)                 (535)               (4,942)
 Mortality and expense risk
  charges                               (491,686)           (147,088)              (76,484)             (138,736)
                                      ----------            --------            ----------            ----------
  Total expenses                        (491,724)           (147,320)              (77,019)             (143,678)
                                      ----------            --------            ----------            ----------
  Net investment income (loss)          (488,979)            621,619                31,263                37,238
                                      ----------            --------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                3,411,343             135,700               276,916               472,991
 Net realized gain on
  distributions                               --                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      6,423,032            (307,859)            1,608,388             1,129,896
                                      ----------            --------            ----------            ----------
  Net gain (loss) on
   investments                         9,834,375            (172,159)            1,885,304             1,602,887
                                      ----------            --------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $9,345,396            $449,460            $1,916,567            $1,640,125
                                      ==========            ========            ==========            ==========

                                      HARTFORD
                                   SMALL/MID CAP          HARTFORD            HARTFORD
                                       EQUITY              MIDCAP           MIDCAP VALUE
                                      HLS FUND            HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $32,320                $187              $5,038
                                      --------            --------            --------
EXPENSES:
 Administrative charges                     --              (1,711)                 --
 Mortality and expense risk
  charges                              (42,939)            (14,440)             (9,750)
                                      --------            --------            --------
  Total expenses                       (42,939)            (16,151)             (9,750)
                                      --------            --------            --------
  Net investment income (loss)         (10,619)            (15,964)             (4,712)
                                      --------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                159,323             125,127              21,235
 Net realized gain on
  distributions                        162,526              42,983                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      396,301             213,523             110,425
                                      --------            --------            --------
  Net gain (loss) on
   investments                         718,150             381,633             131,660
                                      --------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $707,531            $365,669            $126,948
                                      ========            ========            ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                 HARTFORD                 HARTFORD
                                              ULTRASHORT BOND          SMALL COMPANY
                                                 HLS FUND                 HLS FUND
                                              SUB-ACCOUNT (5)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                              $ --                  $1,829
                                               -------------            ------------
EXPENSES:
 Administrative charges                             (249,497)                 (4,005)
 Mortality and expense risk charges               (2,750,322)                (82,844)
                                               -------------            ------------
  Total expenses                                  (2,999,819)                (86,849)
                                               -------------            ------------
  Net investment income (loss)                    (2,999,819)                (85,020)
                                               -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        (2,156)                699,623
 Net realized gain on distributions                       --                 354,870
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            (6,349)                602,061
                                               -------------            ------------
  Net gain (loss) on investments                      (8,505)              1,656,554
                                               -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $(3,008,324)             $1,571,534
                                               =============            ============

(5)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                            HARTFORD
                                              HARTFORD               HARTFORD            U.S. GOVERNMENT           HARTFORD
                                          SMALLCAP GROWTH             STOCK                SECURITIES               VALUE
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $7,036                $148,273               $153,250               $28,818
                                             ----------            ------------            -----------            ----------
EXPENSES:
 Administrative charges                             (88)                (13,465)                  (360)                   --
 Mortality and expense risk charges             (28,641)               (163,420)              (108,610)              (24,969)
                                             ----------            ------------            -----------            ----------
  Total expenses                                (28,729)               (176,885)              (108,970)              (24,969)
                                             ----------            ------------            -----------            ----------
  Net investment income (loss)                  (21,693)                (28,612)                44,280                 3,849
                                             ----------            ------------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  131,330                 271,657                (33,728)              103,586
 Net realized gain on distributions             220,137                      --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      240,191               2,110,366               (273,110)              341,952
                                             ----------            ------------            -----------            ----------
  Net gain (loss) on investments                591,658               2,382,023               (306,838)              445,538
                                             ----------            ------------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $569,965              $2,353,411              $(262,558)             $449,387
                                             ==========            ============            ===========            ==========

                                                                    AMERICAN FUNDS
                                                                      BLUE CHIP
                                            AMERICAN FUNDS            INCOME AND            AMERICAN FUNDS
                                           ASSET ALLOCATION             GROWTH                   BOND
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $207,182                 $91,292                 $670,566
                                             ------------            ------------            -------------
EXPENSES:
 Administrative charges                                --                      --                       --
 Mortality and expense risk charges              (265,394)               (101,950)                (488,484)
                                             ------------            ------------            -------------
  Total expenses                                 (265,394)               (101,950)                (488,484)
                                             ------------            ------------            -------------
  Net investment income (loss)                    (58,212)                (10,658)                 182,082
                                             ------------            ------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    870,195                 462,719                  326,400
 Net realized gain on distributions               895,319                 406,997                  932,042
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,231,083                 796,352               (2,691,477)
                                             ------------            ------------            -------------
  Net gain (loss) on investments                2,996,597               1,666,068               (1,433,035)
                                             ------------            ------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $2,938,385              $1,655,410              $(1,250,953)
                                             ============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                AMERICAN FUNDS
                                        AMERICAN FUNDS          GLOBAL GROWTH
                                          GLOBAL BOND             AND INCOME
                                           HLS FUND                HLS FUND
                                          SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $126,443                $271,981
                                          -----------            ------------
EXPENSES:
 Administrative charges                            --                      --
 Mortality and expense risk charges           (59,731)               (187,154)
                                          -----------            ------------
  Total expenses                              (59,731)               (187,154)
                                          -----------            ------------
  Net investment income (loss)                 66,712                  84,827
                                          -----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        25,974                 882,376
 Net realized gain on distributions           244,927                 167,889
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (532,620)                996,541
                                          -----------            ------------
  Net gain (loss) on investments             (261,719)              2,046,806
                                          -----------            ------------
  Net increase (decrease) in net
   assets resulting from operations         $(195,007)             $2,131,633
                                          ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS         AMERICAN FUNDS
                                    GLOBAL GROWTH         CAPITALIZATION            GROWTH             GROWTH-INCOME
                                       HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $16,309               $89,544               $281,222              $374,551
                                      ----------            ----------            -----------            ----------
EXPENSES:
 Administrative charges                       --                    --                     --                    --
 Mortality and expense risk
  charges                                (52,230)             (148,843)              (905,645)             (492,835)
                                      ----------            ----------            -----------            ----------
  Total expenses                         (52,230)             (148,843)              (905,645)             (492,835)
                                      ----------            ----------            -----------            ----------
  Net investment income (loss)           (35,921)              (59,299)              (624,423)             (118,284)
                                      ----------            ----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  264,917               428,380              4,809,002             2,571,325
 Net realized gain on
  distributions                          192,317               894,077              1,793,645               378,111
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        328,736               854,150              8,473,726             5,873,753
                                      ----------            ----------            -----------            ----------
  Net gain (loss) on
   investments                           785,970             2,176,607             15,076,373             8,823,189
                                      ----------            ----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $750,049            $2,117,308            $14,451,950            $8,704,905
                                      ==========            ==========            ===========            ==========

                                                                               HARTFORD
                                    AMERICAN FUNDS        AMERICAN FUNDS      PORTFOLIO
                                    INTERNATIONAL           NEW WORLD        DIVERSIFIER
                                       HLS FUND              HLS FUND          HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $429,613               $53,942           $199,320
                                      ----------            ----------       ------------
EXPENSES:
 Administrative charges                       --                    --                 --
 Mortality and expense risk
  charges                               (574,347)             (122,900)          (370,027)
                                      ----------            ----------       ------------
  Total expenses                        (574,347)             (122,900)          (370,027)
                                      ----------            ----------       ------------
  Net investment income (loss)          (144,734)              (68,958)          (170,707)
                                      ----------            ----------       ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,629,395               181,053           (494,626)
 Net realized gain on
  distributions                          714,952               814,408                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      4,634,176              (332,459)        (6,081,117)
                                      ----------            ----------       ------------
  Net gain (loss) on
   investments                         6,978,523               663,002         (6,575,743)
                                      ----------            ----------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,833,789              $594,044        $(6,746,450)
                                      ==========            ==========       ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HUNTINGTON VA          HUNTINGTON VA
                                                 INCOME                DIVIDEND
                                              EQUITY FUND            CAPTURE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT (6)
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $171,984                $328,175
                                               ----------            ------------
EXPENSES:
 Administrative charges                            (3,547)                (13,280)
 Mortality and expense risk charges               (48,244)               (131,571)
                                               ----------            ------------
  Total expenses                                  (51,791)               (144,851)
                                               ----------            ------------
  Net investment income (loss)                    120,193                 183,324
                                               ----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    106,353                 340,251
 Net realized gain on distributions                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        656,840               1,206,377
                                               ----------            ------------
  Net gain (loss) on investments                  763,193               1,546,628
                                               ----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $883,386              $1,729,952
                                               ==========            ============

(6) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  HUNTINGTON VA          HUNTINGTON VA          HUNTINGTON VA
                                           HUNTINGTON VA             MID CORP               ROTATING            INTERNATIONAL
                                            GROWTH FUND            AMERICA FUND           MARKETS FUND           EQUITY FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $24,562                 $55,984               $10,031                 $70,752
                                             ----------            ------------            ----------            ------------
EXPENSES:
 Administrative charges                          (3,446)                (11,981)               (2,624)                     --
 Mortality and expense risk charges             (34,437)               (110,046)              (22,549)                (70,422)
                                             ----------            ------------            ----------            ------------
  Total expenses                                (37,883)               (122,027)              (25,173)                (70,422)
                                             ----------            ------------            ----------            ------------
  Net investment income (loss)                  (13,321)                (66,043)              (15,142)                    330
                                             ----------            ------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   63,662                 385,447                22,968                  93,607
 Net realized gain on distributions                  --                 424,939               128,126                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      656,307               1,217,717               140,061                 925,760
                                             ----------            ------------            ----------            ------------
  Net gain (loss) on investments                719,969               2,028,103               291,155               1,019,367
                                             ----------            ------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $706,648              $1,962,060              $276,013              $1,019,697
                                             ==========            ============            ==========            ============

                                            HUNTINGTON VA                                  LORD ABBETT
                                              MORTGAGE             HUNTINGTON VA           FUNDAMENTAL
                                           SECURITIES FUND           SITUS FUND            EQUITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $72,407                 $18,704                $3,944
                                             -----------            ------------            ----------
EXPENSES:
 Administrative charges                               --                  (3,987)                   --
 Mortality and expense risk charges              (42,512)                (95,937)              (13,825)
                                             -----------            ------------            ----------
  Total expenses                                 (42,512)                (99,924)              (13,825)
                                             -----------            ------------            ----------
  Net investment income (loss)                    29,895                 (81,220)               (9,881)
                                             -----------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    39,426                 448,718               109,795
 Net realized gain on distributions                   --                      --               212,674
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (160,866)              1,206,821               226,626
                                             -----------            ------------            ----------
  Net gain (loss) on investments                (121,440)              1,655,539               549,095
                                             -----------            ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations             $(91,545)             $1,574,319              $539,214
                                             ===========            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             LORD ABBETT
                                              CALIBRATED         LORD ABBETT
                                               DIVIDEND              BOND
                                             GROWTH FUND        DEBENTURE FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $86,885            $666,140
                                               --------            --------
EXPENSES:
 Administrative charges                              --                  --
 Mortality and expense risk charges             (60,411)           (219,380)
                                               --------            --------
  Total expenses                                (60,411)           (219,380)
                                               --------            --------
  Net investment income (loss)                   26,474             446,760
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  114,382             467,296
 Net realized gain on distributions             497,798             266,779
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      190,587            (290,894)
                                               --------            --------
  Net gain (loss) on investments                802,767             443,181
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $829,241            $889,941
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          LORD ABBETT
                                           GROWTH AND        MFS(R) CORE        MFS(R) GROWTH       MFS(R) GLOBAL
                                          INCOME FUND       EQUITY SERIES           SERIES          EQUITY SERIES
                                          SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $25,074             $59,961             $62,857             $67,264
                                            --------          ----------          ----------          ----------
EXPENSES:
 Administrative charges                           --              (9,428)            (41,273)            (12,411)
 Mortality and expense risk charges          (48,681)            (98,806)           (412,396)           (129,376)
                                            --------          ----------          ----------          ----------
  Total expenses                             (48,681)           (108,234)           (453,669)           (141,787)
                                            --------          ----------          ----------          ----------
  Net investment income (loss)               (23,607)            (48,273)           (390,812)            (74,523)
                                            --------          ----------          ----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               199,422             604,617           2,600,429             928,689
 Net realized gain on distributions               --                  --             202,728                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   658,398           1,107,575           5,773,804             901,395
                                            --------          ----------          ----------          ----------
  Net gain (loss) on investments             857,820           1,712,192           8,576,961           1,830,084
                                            --------          ----------          ----------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $834,213          $1,663,919          $8,186,149          $1,755,561
                                            ========          ==========          ==========          ==========

                                         MFS(R) INVESTORS
                                              GROWTH         MFS(R) INVESTORS      MFS(R) MID CAP
                                           STOCK SERIES        TRUST SERIES        GROWTH SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $57,330             $941,697                $ --
                                            ----------          -----------          ----------
EXPENSES:
 Administrative charges                        (15,632)            (150,639)            (33,766)
 Mortality and expense risk charges           (159,013)          (1,472,962)           (354,576)
                                            ----------          -----------          ----------
  Total expenses                              (174,645)          (1,623,601)           (388,342)
                                            ----------          -----------          ----------
  Net investment income (loss)                (117,315)            (681,904)           (388,342)
                                            ----------          -----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               1,214,242           12,229,697           1,499,570
 Net realized gain on distributions            286,783                   --              79,334
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   1,012,101           12,156,661           5,035,303
                                            ----------          -----------          ----------
  Net gain (loss) on investments             2,513,126           24,386,358           6,614,207
                                            ----------          -----------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $2,395,811          $23,704,454          $6,225,865
                                            ==========          ===========          ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                MFS(R) NEW         MFS(R) TOTAL
                                             DISCOVERY SERIES      RETURN SERIES
                                                SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                              $ --          $5,085,004
                                               -------------       -------------
EXPENSES:
 Administrative charges                             (106,122)           (470,674)
 Mortality and expense risk charges               (1,053,281)         (4,770,129)
                                               -------------       -------------
  Total expenses                                  (1,159,403)         (5,240,803)
                                               -------------       -------------
  Net investment income (loss)                    (1,159,403)           (155,799)
                                               -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     7,108,379          11,036,548
 Net realized gain on distributions                  517,538                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        14,726,396          36,033,047
                                               -------------       -------------
  Net gain (loss) on investments                  22,352,313          47,069,595
                                               -------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                     $21,192,910         $46,913,796
                                               =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        MFS(R) VALUE            MFS(R) RESEARCH         MFS(R) RESEARCH         MFS(R) RESEARCH
                                           SERIES                 BOND SERIES         INTERNATIONAL SERIES           SERIES
                                         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,019,319               $1,204,595                $352,954                 $17,430
                                        -------------            -------------            ------------            ------------
EXPENSES:
 Administrative charges                       (95,921)                (138,080)                (31,553)                 (8,965)
 Mortality and expense risk charges        (1,455,909)              (1,469,543)               (293,702)                (85,547)
                                        -------------            -------------            ------------            ------------
  Total expenses                           (1,551,830)              (1,607,623)               (325,255)                (94,512)
                                        -------------            -------------            ------------            ------------
  Net investment income (loss)               (532,511)                (403,028)                 27,699                 (77,082)
                                        -------------            -------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              7,413,609                2,301,657                (345,913)                680,106
 Net realized gain on distributions           275,869                  455,304                      --                  12,988
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 19,453,841               (4,180,148)              3,279,268                 742,323
                                        -------------            -------------            ------------            ------------
  Net gain (loss) on investments           27,143,319               (1,423,187)              2,933,355               1,435,417
                                        -------------            -------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $26,610,808              $(1,826,215)             $2,961,054              $1,358,335
                                        =============            =============            ============            ============

                                              MFS(R) HIGH               BLACKROCK                 BLACKROCK
                                                 YIELD                   GLOBAL                    GLOBAL
                                               PORTFOLIO          ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                          SUB-ACCOUNT (7)(8)           SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $9,558,059                 $2,296                     $110
                                             -------------              ---------                  -------
EXPENSES:
 Administrative charges                            (69,639)                    --                       (3)
 Mortality and expense risk charges             (1,062,432)                (1,041)                    (617)
                                             -------------              ---------                  -------
  Total expenses                                (1,132,071)                (1,041)                    (620)
                                             -------------              ---------                  -------
  Net investment income (loss)                   8,425,988                  1,255                     (510)
                                             -------------              ---------                  -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (8,491,404)                   285                       97
 Net realized gain on distributions                     --                  8,981                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,917,052                  9,181                    6,676
                                             -------------              ---------                  -------
  Net gain (loss) on investments                (5,574,352)                18,447                    6,773
                                             -------------              ---------                  -------
  Net increase (decrease) in net
   assets resulting from operations             $2,851,636                $19,702                   $6,263
                                             =============              =========                  =======

(7)  Funded as of August 15, 2013.

(8) Effective August 16, 2013 MFS(R) High Income Series merged with MFS(R) High Yield Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              BLACKROCK            BLACKROCK
                                              LARGE CAP              EQUITY
                                           GROWTH V.I. FUND    DIVIDEND V.I. FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $2,733              $19,138
                                               --------             --------
EXPENSES:
 Administrative charges                            (634)                  --
 Mortality and expense risk charges              (7,713)              (8,201)
                                               --------             --------
  Total expenses                                 (8,347)              (8,201)
                                               --------             --------
  Net investment income (loss)                   (5,614)              10,937
                                               --------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   25,135               77,854
 Net realized gain on distributions              32,100               13,969
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       58,916              133,849
                                               --------             --------
  Net gain (loss) on investments                116,151              225,672
                                               --------             --------
  Net increase (decrease) in net assets
   resulting from operations                   $110,537             $236,609
                                               ========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           UIF CORE PLUS                                    UIF MID CAP          INVESCO V.I.
                                            FIXED INCOME            UIF GROWTH                GROWTH               AMERICAN
                                             PORTFOLIO               PORTFOLIO               PORTFOLIO            VALUE FUND
                                        SUB-ACCOUNT (9)(10)   SUB-ACCOUNT (9)(11)(12)       SUB-ACCOUNT        SUB-ACCOUNT (13)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $6,611                      $8                   $5,520               $5,329
                                               ------                 -------                ---------             --------
EXPENSES:
 Administrative charges                          (117)                   (215)                      --                   --
 Mortality and expense risk charges            (1,129)                 (4,032)                 (36,121)             (14,257)
                                               ------                 -------                ---------             --------
  Total expenses                               (1,246)                 (4,247)                 (36,121)             (14,257)
                                               ------                 -------                ---------             --------
  Net investment income (loss)                  5,365                  (4,239)                 (30,601)              (8,928)
                                               ------                 -------                ---------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (8,945)                 32,964                  156,577               43,704
 Net realized gain on distributions                --                  29,266                   52,176                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,189                  24,489                  502,779              225,634
                                               ------                 -------                ---------             --------
  Net gain (loss) on investments               (5,756)                 86,719                  711,532              269,338
                                               ------                 -------                ---------             --------
  Net increase (decrease) in net
   assets resulting from operations             $(391)                $82,480                 $680,931             $260,410
                                               ======                 =======                =========             ========

                                         MORGAN STANLEY --                               COLUMBIA VARIABLE
                                              MID CAP                BLACKROCK              PORTFOLIO --
                                               GROWTH                 CAPITAL          MARSICO INTERNATIONAL
                                             PORTFOLIO        APPRECIATION V.I. FUND     OPPORTUNITIES FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $131                     $16                  $36,623
                                              --------               ---------               ----------
EXPENSES:
 Administrative charges                           (418)                     --                  (14,256)
 Mortality and expense risk charges             (3,244)                 (7,800)                (174,128)
                                              --------               ---------               ----------
  Total expenses                                (3,662)                 (7,800)                (188,384)
                                              --------               ---------               ----------
  Net investment income (loss)                  (3,531)                 (7,784)                (151,761)
                                              --------               ---------               ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     497                  91,604                  645,672
 Net realized gain on distributions                571                 127,441                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      66,053                  84,619                  963,708
                                              --------               ---------               ----------
  Net gain (loss) on investments                67,121                 303,664                1,609,380
                                              --------               ---------               ----------
  Net increase (decrease) in net
   assets resulting from operations            $63,590                $295,880               $1,457,619
                                              ========               =========               ==========

(9)  Funded as of September 6, 2013.

(10) Effective September 6, 2013 Morgan Stanley -- Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(11) Effective September 6, 2013 Morgan Stanley -- Focus Growth Portfolio merged with UIF Growth Portfolio.

(12) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(13) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                               PORTFOLIO --           PORTFOLIO --
                                             MARSICO FOCUSED        ASSET ALLOCATION
                                              EQUITIES FUND               FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $36,047                $85,495
                                               ------------            -----------
EXPENSES:
 Administrative charges                             (14,188)                    --
 Mortality and expense risk charges                (160,296)               (74,789)
                                               ------------            -----------
  Total expenses                                   (174,484)               (74,789)
                                               ------------            -----------
  Net investment income (loss)                     (138,437)                10,706
                                               ------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      624,232               (120,767)
 Net realized gain on distributions               1,235,897                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          805,329                676,573
                                               ------------            -----------
  Net gain (loss) on investments                  2,665,458                555,806
                                               ------------            -----------
  Net increase (decrease) in net assets
   resulting from operations                     $2,527,021               $566,512
                                               ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE    COLUMBIA VARIABLE    COLUMBIA VARIABLE      COLUMBIA VARIABLE
                                     PORTFOLIO --         PORTFOLIO --         PORTFOLIO --          PORTFOLIO --
                                       MARSICO            MARSICO 21ST           DIVIDEND               INCOME
                                     GROWTH FUND          CENTURY FUND       OPPORTUNITY FUND     OPPORTUNITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (14)(15)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $16,052              $8,933                  $ --             $1,369,855
                                     ------------          ----------          ------------          -------------
EXPENSES:
 Administrative charges                   (11,346)             (3,331)                   --                 (9,098)
 Mortality and expense risk
  charges                                (135,666)            (38,128)             (215,630)              (190,828)
                                     ------------          ----------          ------------          -------------
  Total expenses                         (147,012)            (41,459)             (215,630)              (199,926)
                                     ------------          ----------          ------------          -------------
  Net investment income (loss)           (130,960)            (32,526)             (215,630)             1,169,929
                                     ------------          ----------          ------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   837,491             295,077               363,127                589,391
 Net realized gain on
  distributions                                --                  --                    --                412,272
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,255,899             402,178             2,051,727             (1,893,965)
                                     ------------          ----------          ------------          -------------
  Net gain (loss) on
   investments                          2,093,390             697,255             2,414,854               (892,302)
                                     ------------          ----------          ------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,962,430            $664,729            $2,199,224               $277,627
                                     ============          ==========          ============          =============

                                  COLUMBIA VARIABLE       OPPENHEIMER
                                     PORTFOLIO --           CAPITAL            OPPENHEIMER
                                    MID CAP GROWTH        APPRECIATION            GLOBAL
                                   OPPORTUNITY FUND         FUND/VA              FUND/VA
                                 SUB-ACCOUNT (14)(16)     SUB-ACCOUNT        SUB-ACCOUNT (17)
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $10,571              $4,080               $82,610
                                     ------------          ----------          ------------
EXPENSES:
 Administrative charges                    (7,167)                 --                    --
 Mortality and expense risk
  charges                                (202,597)             (8,260)             (113,330)
                                     ------------          ----------          ------------
  Total expenses                         (209,764)             (8,260)             (113,330)
                                     ------------          ----------          ------------
  Net investment income (loss)           (199,193)             (4,180)              (30,720)
                                     ------------          ----------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (677,307)             13,811               581,023
 Net realized gain on
  distributions                         3,216,803                  --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         108,311             134,775             1,013,336
                                     ------------          ----------          ------------
  Net gain (loss) on
   investments                          2,647,807             148,586             1,594,359
                                     ------------          ----------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,448,614            $144,406            $1,563,639
                                     ============          ==========          ============

(14) Funded as of April 26, 2013.

(15) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio -- Income Opportunities Fund.

(16) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund.

(17) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     OPPENHEIMER
                                              OPPENHEIMER            MAIN STREET
                                              MAIN STREET             SMALL CAP
                                               FUND(R)/VA              FUND/VA
                                              SUB-ACCOUNT          SUB-ACCOUNT (18)
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $10,259                 $44,607
                                               ----------            ------------
EXPENSES:
 Administrative charges                                --                      --
 Mortality and expense risk charges               (19,413)               (101,822)
                                               ----------            ------------
  Total expenses                                  (19,413)               (101,822)
                                               ----------            ------------
  Net investment income (loss)                     (9,154)                (57,215)
                                               ----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     80,140                 966,720
 Net realized gain on distributions                    --                  77,007
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        238,039               1,062,390
                                               ----------            ------------
  Net gain (loss) on investments                  318,179               2,106,117
                                               ----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $309,025              $2,048,902
                                               ==========            ============

(18) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      OPPENHEIMER             PUTNAM VT              PUTNAM VT             PUTNAM VT
                                        EQUITY               DIVERSIFIED            GLOBAL ASSET         INTERNATIONAL
                                    INCOME FUND/VA           INCOME FUND          ALLOCATION FUND         VALUE FUND
                                   SUB-ACCOUNT (19)          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $2,889                 $747,872               $45,850               $4,171
                                       ---------             ------------            ----------            ---------
EXPENSES:
 Administrative charges                       --                       --                    --                   --
 Mortality and expense risk
  charges                                 (3,305)                (377,722)              (46,016)              (3,327)
                                       ---------             ------------            ----------            ---------
  Total expenses                          (3,305)                (377,722)              (46,016)              (3,327)
                                       ---------             ------------            ----------            ---------
  Net investment income (loss)              (416)                 370,150                  (166)                 844
                                       ---------             ------------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   11,477                  274,571               327,742                4,049
 Net realized gain on
  distributions                               --                       --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         40,060                  649,653                (3,508)              32,708
                                       ---------             ------------            ----------            ---------
  Net gain (loss) on
   investments                            51,537                  924,224               324,234               36,757
                                       ---------             ------------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $51,121               $1,294,374              $324,068              $37,601
                                       =========             ============            ==========            =========

                                      PUTNAM VT            PUTNAM VT
                                    INTERNATIONAL          SMALL CAP             PUTNAM VT
                                     EQUITY FUND           VALUE FUND           VOYAGER FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,746               $22,734               $20,991
                                      ---------            ----------            ----------
EXPENSES:
 Administrative charges                      --                    --                    --
 Mortality and expense risk
  charges                                (7,628)              (56,038)              (17,277)
                                      ---------            ----------            ----------
  Total expenses                         (7,628)              (56,038)              (17,277)
                                      ---------            ----------            ----------
  Net investment income (loss)           (1,882)              (33,304)                3,714
                                      ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5,711               325,887               192,604
 Net realized gain on
  distributions                              --                38,693                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        91,411               440,265               693,203
                                      ---------            ----------            ----------
  Net gain (loss) on
   investments                           97,122               804,845               885,807
                                      ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $95,240              $771,541              $889,521
                                      =========            ==========            ==========

(19) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                JPMORGAN               JPMORGAN
                                             INSURANCE TRUST       INSURANCE TRUST
                                                CORE BOND            U.S. EQUITY
                                             PORTFOLIO -- 1         PORTFOLIO -- 1
                                               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $3,522,910               $96,409
                                               -----------            ----------
EXPENSES:
 Administrative charges                                 --                    --
 Mortality and expense risk charges             (1,153,495)             (114,558)
                                               -----------            ----------
  Total expenses                                (1,153,495)             (114,558)
                                               -----------            ----------
  Net investment income (loss)                   2,369,415               (18,149)
                                               -----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     505,073               662,362
 Net realized gain on distributions                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (5,126,422)            1,484,232
                                               -----------            ----------
  Net gain (loss) on investments                (4,621,349)            2,146,594
                                               -----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $(2,251,934)           $2,128,445
                                               ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       JPMORGAN              JPMORGAN              JPMORGAN              JPMORGAN
                                   INSURANCE TRUST       INSURANCE TRUST       INSURANCE TRUST       INSURANCE TRUST
                                   INTREPID MID CAP        EQUITY INDEX        INTREPID GROWTH        MID CAP GROWTH
                                    PORTFOLIO -- 1        PORTFOLIO -- 1        PORTFOLIO -- 1        PORTFOLIO -- 1
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $101,293              $579,345               $39,775                $5,456
                                      ----------            ----------            ----------            ----------
EXPENSES:
 Administrative charges                       --                    --                    --                    --
 Mortality and expense risk
  charges                               (148,712)             (456,639)              (56,368)             (139,064)
                                      ----------            ----------            ----------            ----------
  Total expenses                        (148,712)             (456,639)              (56,368)             (139,064)
                                      ----------            ----------            ----------            ----------
  Net investment income (loss)           (47,419)              122,706               (16,593)             (133,608)
                                      ----------            ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  404,778             1,860,973               246,241               380,777
 Net realized gain on
  distributions                               --             1,107,073                    --               514,129
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      2,611,841             4,513,327               785,074             2,161,841
                                      ----------            ----------            ----------            ----------
  Net gain (loss) on
   investments                         3,016,619             7,481,373             1,031,315             3,056,747
                                      ----------            ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,969,200            $7,604,079            $1,014,722            $2,923,139
                                      ==========            ==========            ==========            ==========

                                       JPMORGAN
                                   INSURANCE TRUST         PUTNAM VT            PIMCO
                                    MID CAP VALUE           EQUITY            ALL ASSET
                                    PORTFOLIO -- 1        INCOME FUND         PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $65,475               $607             $7,503
                                      ----------            -------            -------
EXPENSES:
 Administrative charges                       --                 --                 --
 Mortality and expense risk
  charges                                (98,557)              (233)            (1,169)
                                      ----------            -------            -------
  Total expenses                         (98,557)              (233)            (1,169)
                                      ----------            -------            -------
  Net investment income (loss)           (33,082)               374              6,334
                                      ----------            -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (876,278)               105                 51
 Net realized gain on
  distributions                           70,361                 --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      2,446,991             10,761             (7,420)
                                      ----------            -------            -------
  Net gain (loss) on
   investments                         1,641,074             10,866             (7,369)
                                      ----------            -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,607,992            $11,240            $(1,035)
                                      ==========            =======            =======

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    PIMCO
                                                PIMCO               GLOBAL
                                            EQS PATHFINDER       MULTI-ASSET
                                              PORTFOLIO           PORTFOLIO
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $16,354                $398
                                               --------            --------
EXPENSES:
 Administrative charges                              --                  --
 Mortality and expense risk charges              (6,668)               (183)
                                               --------            --------
  Total expenses                                 (6,668)               (183)
                                               --------            --------
  Net investment income (loss)                    9,686                 215
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   51,889                  (2)
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       93,851              (1,453)
                                               --------            --------
  Net gain (loss) on investments                145,740              (1,455)
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $155,426             $(1,240)
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    PRUDENTIAL
                                                                                                      SERIES
                                         JENNISON 20/20                          PRUDENTIAL       INTERNATIONAL
                                              FOCUS            JENNISON             VALUE             GROWTH
                                            PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --               $ --               $ --              $ --
                                             -------            -------            -------            ------
EXPENSES:
 Administrative charges                         (204)              (272)                --                --
 Mortality and expense risk charges           (1,994)            (2,778)            (1,109)             (206)
                                             -------            -------            -------            ------
  Total expenses                              (2,198)            (3,050)            (1,109)             (206)
                                             -------            -------            -------            ------
  Net investment income (loss)                (2,198)            (3,050)            (1,109)             (206)
                                             -------            -------            -------            ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 6,507              1,134              2,310               (16)
 Net realized gain on distributions               --                 --                 --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    28,328             56,077             17,631             2,148
                                             -------            -------            -------            ------
  Net gain (loss) on investments              34,835             57,211             19,941             2,132
                                             -------            -------            -------            ------
  Net increase (decrease) in net
   assets resulting from operations          $32,637            $54,161            $18,832            $1,926
                                             =======            =======            =======            ======


                                                                                         WESTERN ASSET
                                        CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE    VARIABLE GLOBAL
                                            EQUITY INCOME          ALL CAP VALUE        HIGH YIELD BOND
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT (20)        SUB-ACCOUNT (21)        SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $801                  $8,449               $3,506
                                               -------                --------               ------
EXPENSES:
 Administrative charges                             --                      --                  (87)
 Mortality and expense risk charges               (753)                 (9,359)                (766)
                                               -------                --------               ------
  Total expenses                                  (753)                 (9,359)                (853)
                                               -------                --------               ------
  Net investment income (loss)                      48                    (910)               2,653
                                               -------                --------               ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (2,010)                    330                  (91)
 Net realized gain on distributions                 --                  44,281                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      13,444                 131,867                  132
                                               -------                --------               ------
  Net gain (loss) on investments                11,434                 176,478                   41
                                               -------                --------               ------
  Net increase (decrease) in net
   assets resulting from operations            $11,482                $175,568               $2,694
                                               =======                ========               ======

(20) Formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio. Change effective April 29, 2013.

(21) Formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          CLEARBRIDGE VARIABLE      INVESCO V.I.
                                             LARGE CAP VALUE         GROWTH AND
                                                PORTFOLIO           INCOME FUND
                                            SUB-ACCOUNT (22)      SUB-ACCOUNT (23)
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $3,686               $22,284
                                                 -------              --------
EXPENSES:
 Administrative charges                             (362)                 (457)
 Mortality and expense risk charges               (3,040)              (25,434)
                                                 -------              --------
  Total expenses                                  (3,402)              (25,891)
                                                 -------              --------
  Net investment income (loss)                       284                (3,607)
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    20,915               115,451
 Net realized gain on distributions               10,943                15,399
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        32,824               347,236
                                                 -------              --------
  Net gain (loss) on investments                  64,682               478,086
                                                 -------              --------
  Net increase (decrease) in net assets
   resulting from operations                     $64,966              $474,479
                                                 =======              ========

(22) Formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio. Change effective April 29, 2013.

(23) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO V.I.        INVESCO V.I.
                                        INVESCO V.I.    AMERICAN FRANCHISE        MID CAP
                                       COMSTOCK FUND           FUND             GROWTH FUND
                                      SUB-ACCOUNT (24)   SUB-ACCOUNT (25)    SUB-ACCOUNT (26)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $6,012              $89,568            $12,901
                                          --------           ----------          ---------
EXPENSES:
 Administrative charges                       (701)                  --                 --
 Mortality and expense risk charges         (7,454)            (429,275)           (60,887)
                                          --------           ----------          ---------
  Total expenses                            (8,155)            (429,275)           (60,887)
                                          --------           ----------          ---------
  Net investment income (loss)              (2,143)            (339,707)           (47,986)
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      1,962            1,096,827            160,550
 Net realized gain on distributions             --                   --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          116,637            6,418,267            845,808
                                          --------           ----------          ---------
  Net gain (loss) on investments           118,599            7,515,094          1,006,358
                                          --------           ----------          ---------
  Net increase (decrease) in net
   assets resulting from operations       $116,456           $7,175,387           $958,372
                                          ========           ==========          =========

                                         WELLS FARGO      WELLS FARGO
                                        ADVANTAGE VT      ADVANTAGE VT
                                         INDEX ASSET      TOTAL RETURN
                                       ALLOCATION FUND     BOND FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------  ---------------------------------
INVESTMENT INCOME:
 Dividends                                   $357              $215
                                           ------            ------
EXPENSES:
 Administrative charges                        --                --
 Mortality and expense risk charges          (404)             (233)
                                           ------            ------
  Total expenses                             (404)             (233)
                                           ------            ------
  Net investment income (loss)                (47)              (18)
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       152                 4
 Net realized gain on distributions            --               545
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           3,359            (1,190)
                                           ------            ------
  Net gain (loss) on investments            3,511              (641)
                                           ------            ------
  Net increase (decrease) in net
   assets resulting from operations        $3,464             $(659)
                                           ======            ======

(24) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(25) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(26) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            WELLS FARGO        WELLS FARGO
                                            ADVANTAGE VT       ADVANTAGE VT
                                             INTRINSIC        INTERNATIONAL
                                             VALUE FUND        EQUITY FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $331             $34,259
                                               ------            --------
EXPENSES:
 Administrative charges                            --                  --
 Mortality and expense risk charges              (524)            (24,662)
                                               ------            --------
  Total expenses                                 (524)            (24,662)
                                               ------            --------
  Net investment income (loss)                   (193)              9,597
                                               ------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    206              13,452
 Net realized gain on distributions                --              71,128
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      7,960             141,726
                                               ------            --------
  Net gain (loss) on investments                8,166             226,306
                                               ------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $7,973            $235,903
                                               ======            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO                          WELLS FARGO
                                             ADVANTAGE VT      WELLS FARGO       ADVANTAGE VT          WELLS FARGO
                                              SMALL CAP        ADVANTAGE VT        SMALL CAP           ADVANTAGE VT
                                             GROWTH FUND      DISCOVERY FUND      VALUE FUND         OPPORTUNITY FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --            $ --            $114,311               $41,568
                                              ----------          ------          ----------            ----------
EXPENSES:
 Administrative charges                               --              --                  --                    --
 Mortality and expense risk charges              (30,293)            (84)           (210,686)             (149,757)
                                              ----------          ------          ----------            ----------
  Total expenses                                 (30,293)            (84)           (210,686)             (149,757)
                                              ----------          ------          ----------            ----------
  Net investment income (loss)                   (30,293)            (84)            (96,375)             (108,189)
                                              ----------          ------          ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   217,688              44             865,224               587,390
 Net realized gain on distributions               91,781             173                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       406,094           2,027             743,204             1,961,013
                                              ----------          ------          ----------            ----------
  Net gain (loss) on investments                 715,563           2,244           1,608,428             2,548,403
                                              ----------          ------          ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                    $685,270          $2,160          $1,512,053            $2,440,214
                                              ==========          ======          ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                                VALUE FUND             GROWTH FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $19,420                 $(302)
 Net realized gain (loss) on security
  transactions                                     163,260                 2,675
 Net realized gain on distributions                     --                    63
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         472,546                13,899
                                                ----------               -------
 Net increase (decrease) in net assets
  resulting from operations                        655,226                16,335
                                                ----------               -------
UNIT TRANSACTIONS:
 Purchases                                         191,736                 5,491
 Net transfers                                    (417,476)               50,013
 Surrenders for benefit payments and
  fees                                            (245,688)              (21,183)
 Other transactions                                  1,107                    --
 Death benefits                                    (50,852)                   --
 Net annuity transactions                               --                    --
                                                ----------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions                (521,173)               34,321
                                                ----------               -------
 Net increase (decrease) in net assets             134,053                50,656
NET ASSETS:
 Beginning of year                               2,311,580                33,604
                                                ----------               -------
 End of year                                    $2,445,633               $84,260
                                                ==========               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                VPS BALANCED WEALTH     VPS INTERNATIONAL     VPS SMALL/MID-CAP     ALLIANCEBERNSTEIN
                                 STRATEGY PORTFOLIO      VALUE PORTFOLIO       VALUE PORTFOLIO     VPS VALUE PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $41,837               $319,887              $(26,985)              $2,291
 Net realized gain (loss) on
  security transactions                 175,394                 99,113               240,355               10,370
 Net realized gain on
  distributions                              --                     --               147,453                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           481,598              1,040,051               313,239               64,722
                                     ----------             ----------            ----------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                            698,829              1,459,051               674,062               77,383
                                     ----------             ----------            ----------             --------
UNIT TRANSACTIONS:
 Purchases                               57,633                 68,482                19,300                   70
 Net transfers                        1,080,847               (694,345)              563,093              157,203
 Surrenders for benefit
  payments and fees                    (472,183)              (870,121)             (274,352)              (9,782)
 Other transactions                          16                    (10)                    9                  330
 Death benefits                         (17,479)               (99,068)               (4,931)                  --
 Net annuity transactions                    --                     --                    --                   --
                                     ----------             ----------            ----------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     648,834             (1,595,062)              303,119              147,821
                                     ----------             ----------            ----------             --------
 Net increase (decrease) in
  net assets                          1,347,663               (136,011)              977,181              225,204
NET ASSETS:
 Beginning of year                    4,612,246              7,847,078             1,808,494              140,850
                                     ----------             ----------            ----------             --------
 End of year                         $5,959,909             $7,711,067            $2,785,675             $366,054
                                     ==========             ==========            ==========             ========

                                ALLIANCEBERNSTEIN        INVESCO V.I.       INVESCO V.I.
                                VPS INTERNATIONAL            VALUE              CORE
                                 GROWTH PORTFOLIO     OPPORTUNITIES FUND    EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (1)     SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(12,322)             $(131,708)        $(274,312)
 Net realized gain (loss) on
  security transactions                 10,445             (1,260,940)        5,832,013
 Net realized gain on
  distributions                             --                     --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          129,754              8,838,669         7,868,385
                                    ----------            -----------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           127,877              7,446,021        13,426,086
                                    ----------            -----------       -----------
UNIT TRANSACTIONS:
 Purchases                              51,492                 75,922           345,455
 Net transfers                          82,079               (451,363)          217,087
 Surrenders for benefit
  payments and fees                    (63,096)            (5,918,889)      (14,384,005)
 Other transactions                         --                 18,537            13,018
 Death benefits                        (54,499)              (730,647)         (998,323)
 Net annuity transactions                   --                 12,210             5,014
                                    ----------            -----------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     15,976             (6,994,230)      (14,801,754)
                                    ----------            -----------       -----------
 Net increase (decrease) in
  net assets                           143,853                451,791        (1,375,668)
NET ASSETS:
 Beginning of year                   1,144,972             26,765,920        56,353,721
                                    ----------            -----------       -----------
 End of year                        $1,288,825            $27,217,711       $54,978,053
                                    ==========            ===========       ===========

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                INVESCO V.I.             INVESCO V.I.
                                                 GOVERNMENT                  HIGH
                                              SECURITIES FUND             YIELD FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $2,904,286                 $37,843
 Net realized gain (loss) on security
  transactions                                       (766,077)                 19,272
 Net realized gain on distributions                        --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (11,407,814)                  1,444
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        (9,269,605)                 58,559
                                               --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          1,189,175                      --
 Net transfers                                    (12,996,184)                 51,278
 Surrenders for benefit payments and
  fees                                            (48,543,596)               (284,529)
 Other transactions                                   133,028                      (6)
 Death benefits                                    (5,484,112)                (13,953)
 Net annuity transactions                              13,896                   4,289
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (65,687,793)               (242,921)
                                               --------------            ------------
 Net increase (decrease) in net assets            (74,957,398)               (184,362)
NET ASSETS:
 Beginning of year                                241,587,716               1,384,690
                                               --------------            ------------
 End of year                                     $166,630,318              $1,200,328
                                               ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                INVESCO V.I.
                                  INVESCO V.I.        INVESCO V.I.       INVESCO V.I.           BALANCED RISK
                                 INTERNATIONAL        MID CAP CORE         SMALL CAP             ALLOCATION
                                  GROWTH FUND         EQUITY FUND         EQUITY FUND               FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(277,306)          $(641,452)         $(685,992)              $(16,373)
 Net realized gain (loss) on
  security transactions               3,391,919           3,197,138          5,204,013                172,830
 Net realized gain on
  distributions                              --           3,752,574            379,548                167,735
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     6,638,638           6,440,385          6,820,180               (336,746)
                                 --------------      --------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                          9,753,251          12,748,645         11,717,749                (12,554)
                                 --------------      --------------      -------------          -------------
UNIT TRANSACTIONS:
 Purchases                              503,436             372,408            262,230                 21,476
 Net transfers                        2,205,295              (7,941)          (956,479)            (1,331,025)
 Surrenders for benefit
  payments and fees                 (12,001,218)        (12,410,669)        (8,750,374)            (2,306,244)
 Other transactions                      57,617              19,376             17,420                     11
 Death benefits                        (774,724)           (962,232)          (512,560)                (4,234)
 Net annuity transactions                  (161)             15,652             (1,690)                    --
                                 --------------      --------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (10,009,755)        (12,973,406)        (9,941,453)            (3,620,016)
                                 --------------      --------------      -------------          -------------
 Net increase (decrease) in net
  assets                               (256,504)           (224,761)         1,776,296             (3,632,570)
NET ASSETS:
 Beginning of year                   62,682,241          54,019,726         38,131,991              8,019,261
                                 --------------      --------------      -------------          -------------
 End of year                        $62,425,737         $53,794,965        $39,908,287             $4,386,691
                                 ==============      ==============      =============          =============


                                  INVESCO V.I.         INVESCO V.I.          AMERICAN CENTURY VP
                                   DIVERSIFIED            MONEY                    MID CAP
                                  DIVIDEND FUND        MARKET FUND               VALUE FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (2)             SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $28               $(123,068)                  $232
 Net realized gain (loss) on
  security transactions                   59                      --                  2,247
 Net realized gain on
  distributions                           --                      --                  1,048
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      1,594                      --                 14,072
                                     -------          --------------              ---------
 Net increase (decrease) in net
  assets resulting from
  operations                           1,681                (123,068)                17,599
                                     -------          --------------              ---------
UNIT TRANSACTIONS:
 Purchases                                --                 536,025                    200
 Net transfers                            --              46,338,058                 (6,513)
 Surrenders for benefit
  payments and fees                     (386)            (25,066,045)                (1,795)
 Other transactions                        1                     (17)                     1
 Death benefits                           --                (455,781)                    (2)
 Net annuity transactions                 --                      --                     --
                                     -------          --------------              ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (385)             21,352,240                 (8,109)
                                     -------          --------------              ---------
 Net increase (decrease) in net
  assets                               1,296              21,229,172                  9,490
NET ASSETS:
 Beginning of year                     6,221                      --                 65,223
                                     -------          --------------              ---------
 End of year                          $7,517             $21,229,172                $74,713
                                     =======          ==============              =========

(2)  Funded as of July 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS                GLOBAL
                                                   GLOBAL                  GROWTH AND
                                                 BOND FUND                INCOME FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(1,053,597)                 $917,760
 Net realized gain (loss) on security
  transactions                                      1,299,763                 1,910,187
 Net realized gain on distributions                   754,821                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (4,022,540)               11,317,366
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                        (3,021,553)               14,145,313
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            320,465                   569,540
 Net transfers                                     (6,873,615)               (7,613,046)
 Surrenders for benefit payments and
  fees                                            (12,990,617)              (17,725,221)
 Other transactions                                    53,573                   157,154
 Death benefits                                    (1,398,715)               (1,587,824)
 Net annuity transactions                             112,156                     1,167
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (20,776,753)              (26,198,230)
                                               --------------            --------------
 Net increase (decrease) in net assets            (23,798,306)              (12,052,917)
NET ASSETS:
 Beginning of year                                 73,105,787                82,482,066
                                               --------------            --------------
 End of year                                      $49,307,481               $70,429,149
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS          BLUE CHIP                                 AMERICAN FUNDS
                                        ASSET               INCOME AND          AMERICAN FUNDS            GLOBAL
                                   ALLOCATION FUND         GROWTH FUND            BOND FUND            GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,049,107)             $(46,959)              $91,325             $(444,605)
 Net realized gain (loss) on
  security transactions                23,298,830             8,917,566                85,591            10,104,341
 Net realized gain on
  distributions                                --                    --             2,341,660                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      24,163,593            19,080,548           (10,756,789)            7,998,236
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                           46,413,316            27,951,155            (8,238,213)           17,657,972
                                     ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                929,691               457,554             1,647,635               259,165
 Net transfers                         (4,796,353)           (5,396,686)           40,713,505            (5,518,019)
 Surrenders for benefit
  payments and fees                   (52,458,872)          (22,273,392)          (52,880,867)          (15,580,889)
 Other transactions                       154,024                99,939               215,873                39,355
 Death benefits                        (4,572,050)           (2,310,191)           (5,404,533)           (1,632,235)
 Net annuity transactions                 201,085                26,170               338,274                72,581
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (60,542,475)          (29,396,606)          (15,370,113)          (22,360,042)
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets                              (14,129,159)           (1,445,451)          (23,608,326)           (4,702,070)
NET ASSETS:
 Beginning of year                    242,309,617           104,124,798           240,330,684            77,324,762
                                     ------------          ------------          ------------          ------------
 End of year                         $228,180,458          $102,679,347          $216,722,358           $72,622,692
                                     ============          ============          ============          ============


                                 AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                  GROWTH FUND         GROWTH-INCOME FUND    INTERNATIONAL FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(5,286,204)           $(2,861,985)            $(713,182)
 Net realized gain (loss) on
  security transactions             51,206,171             41,023,622             6,219,000
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   98,702,291            108,414,226            20,948,213
                                  ------------           ------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                       144,622,258            146,575,863            26,454,031
                                  ------------           ------------          ------------
UNIT TRANSACTIONS:
 Purchases                           3,883,040              3,520,331               771,180
 Net transfers                     (31,895,219)           (31,566,187)           (3,708,241)
 Surrenders for benefit
  payments and fees               (140,984,244)          (127,189,940)          (34,610,756)
 Other transactions                    413,048                441,891               103,884
 Death benefits                    (11,017,501)           (11,083,314)           (2,750,981)
 Net annuity transactions              101,234                107,051                21,618
                                  ------------           ------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                    (179,499,642)          (165,770,168)          (40,173,296)
                                  ------------           ------------          ------------
 Net increase (decrease) in net
  assets                           (34,877,384)           (19,194,305)          (13,719,265)
NET ASSETS:
 Beginning of year                 608,651,148            549,702,685           159,016,779
                                  ------------           ------------          ------------
 End of year                      $573,773,764           $530,508,380          $145,297,514
                                  ============           ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                   AMERICAN FUNDS
                                             AMERICAN FUNDS         GLOBAL SMALL
                                             NEW WORLD FUND     CAPITALIZATION FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(341,161)            $(548,154)
 Net realized gain (loss) on security
  transactions                                   7,366,069             4,913,387
 Net realized gain on distributions                292,547                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (2,087,790)            9,071,022
                                              ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                      5,229,665            13,436,255
                                              ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                         413,513               530,812
 Net transfers                                  (3,009,600)            2,076,328
 Surrenders for benefit payments and
  fees                                         (13,691,266)          (12,916,370)
 Other transactions                                 48,307                31,350
 Death benefits                                   (835,727)             (815,296)
 Net annuity transactions                           (3,397)              (29,288)
                                              ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (17,078,170)          (11,122,464)
                                              ------------          ------------
 Net increase (decrease) in net assets         (11,848,505)            2,313,791
NET ASSETS:
 Beginning of year                              70,629,591            56,411,255
                                              ------------          ------------
 End of year                                   $58,781,086           $58,725,046
                                              ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              STERLING            STERLING           STERLING           STERLING
                                          CAPITAL STRATEGIC    CAPITAL EQUITY    CAPITAL SPECIAL      CAPITAL TOTAL
                                        ALLOCATION EQUITY VIF    INCOME VIF     OPPORTUNITIES VIF    RETURN BOND VIF
                                           SUB-ACCOUNT (3)     SUB-ACCOUNT (4)     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(23)               $(89)           $(31,402)           $13,337
 Net realized gain (loss) on security
  transactions                                   1,232                 331              93,209              6,805
 Net realized gain on distributions                 --                  --             250,841             23,562
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,085)              4,567             172,882            (70,901)
                                               -------             -------          ----------          ---------
 Net increase (decrease) in net assets
  resulting from operations                        124               4,809             485,530            (27,197)
                                               -------             -------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                                          --                  --              26,651             17,257
 Net transfers                                  (3,987)                 --            (113,900)          (153,196)
 Surrenders for benefit payments and
  fees                                            (160)                (19)           (238,355)           (64,940)
 Other transactions                                 --                  --                  (1)                (4)
 Death benefits                                     --                  --             (26,758)           (18,789)
 Net annuity transactions                           --                  --                  --                 --
                                               -------             -------          ----------          ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (4,147)                (19)           (352,363)          (219,672)
                                               -------             -------          ----------          ---------
 Net increase (decrease) in net assets          (4,023)              4,790             133,167           (246,869)
NET ASSETS:
 Beginning of year                               4,023              30,166           2,126,145            953,347
                                               -------             -------          ----------          ---------
 End of year                                      $ --             $34,956          $2,259,312           $706,478
                                               =======             =======          ==========          =========

                                         COLUMBIA VARIABLE      WELLS FARGO
                                           PORTFOLIO --         ADVANTAGE VT      FIDELITY(R) VIP
                                           SMALL COMPANY           OMEGA               GROWTH
                                            GROWTH FUND         GROWTH FUND          PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(123,770)           $(14,057)           $(15,235)
 Net realized gain (loss) on security
  transactions                                  279,043              89,679              75,968
 Net realized gain on distributions                  --              81,696                 747
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,776,458             193,296             197,387
                                            -----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                   1,931,731             350,614             258,867
                                            -----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                       79,435               7,450              33,977
 Net transfers                                 (429,467)             60,535             275,041
 Surrenders for benefit payments and
  fees                                         (884,029)           (244,178)           (221,524)
 Other transactions                                  49                  (3)                 67
 Death benefits                                (177,893)            (99,015)            (17,056)
 Net annuity transactions                         6,421                  --                  --
                                            -----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,405,484)           (275,211)             70,505
                                            -----------          ----------          ----------
 Net increase (decrease) in net assets          526,247              75,403             329,372
NET ASSETS:
 Beginning of year                            5,762,794           1,149,387             822,044
                                            -----------          ----------          ----------
 End of year                                 $6,289,041          $1,224,790          $1,151,416
                                            ===========          ==========          ==========

(3) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

(4)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          FIDELITY(R) VIP      FIDELITY(R) VIP
                                           CONTRAFUND(R)           MID CAP
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(180,795)           $(231,581)
 Net realized gain (loss) on security
  transactions                                 1,962,369            1,312,363
 Net realized gain on distributions                6,573            2,184,433
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,096,507            1,684,410
                                           -------------        -------------
 Net increase (decrease) in net assets
  resulting from operations                    5,884,654            4,949,625
                                           -------------        -------------
UNIT TRANSACTIONS:
 Purchases                                       285,144              173,449
 Net transfers                                  (296,787)            (583,678)
 Surrenders for benefit payments and
  fees                                        (3,651,902)          (2,197,679)
 Other transactions                                  167                 (118)
 Death benefits                                 (251,428)            (158,283)
 Net annuity transactions                        (28,203)              (6,127)
                                           -------------        -------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,943,009)          (2,772,436)
                                           -------------        -------------
 Net increase (decrease) in net assets         1,941,645            2,177,189
NET ASSETS:
 Beginning of year                            22,688,722           16,146,040
                                           -------------        -------------
 End of year                                 $24,630,367          $18,323,229
                                           =============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FIDELITY(R) VIP                             FRANKLIN
                                         FIDELITY(R) VIP    DYNAMIC CAPITAL    FIDELITY(R) VIP           RISING
                                         VALUE STRATEGIES     APPRECIATION     STRATEGIC INCOME        DIVIDENDS
                                            PORTFOLIO          PORTFOLIO          PORTFOLIO         SECURITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(12,664)         $(10,686)           $3,345               $(340,688)
 Net realized gain (loss) on security
  transactions                                 117,190            30,732              (140)             25,791,753
 Net realized gain on distributions                 --            59,219               908                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     206,825           114,422            (4,951)             39,496,943
                                            ----------          --------           -------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    311,351           193,687              (838)             64,948,008
                                            ----------          --------           -------            ------------
UNIT TRANSACTIONS:
 Purchases                                       5,802             3,966             1,206               1,291,611
 Net transfers                                 164,620           489,615            27,629              (4,381,187)
 Surrenders for benefit payments and
  fees                                        (117,214)          (46,717)           (5,167)            (64,774,904)
 Other transactions                                 --                 1                --                 311,196
 Death benefits                                 (1,383)           (6,428)               --              (4,682,894)
 Net annuity transactions                      (12,270)               --                --                  78,962
                                            ----------          --------           -------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              39,555           440,437            23,668             (72,157,216)
                                            ----------          --------           -------            ------------
 Net increase (decrease) in net assets         350,906           634,124            22,830              (7,209,208)
NET ASSETS:
 Beginning of year                           1,103,134           298,735            76,249             265,268,303
                                            ----------          --------           -------            ------------
 End of year                                $1,454,040          $932,859           $99,079            $258,059,095
                                            ==========          ========           =======            ============

                                                                   FRANKLIN             FRANKLIN
                                           FRANKLIN               LARGE CAP              GLOBAL
                                            INCOME                  GROWTH            REAL ESTATE
                                        SECURITIES FUND        SECURITIES FUND      SECURITIES FUND
                                          SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $34,635,184              $(279,898)            $38,400
 Net realized gain (loss) on security
  transactions                               6,793,291              3,520,770             (33,520)
 Net realized gain on distributions                 --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  39,831,674              5,460,085               4,489
                                         -------------           ------------          ----------
 Net increase (decrease) in net assets
  resulting from operations                 81,260,149              8,700,957               9,369
                                         -------------           ------------          ----------
UNIT TRANSACTIONS:
 Purchases                                   3,697,340                242,603                 260
 Net transfers                             (45,589,318)            (1,766,359)            159,570
 Surrenders for benefit payments and
  fees                                    (161,039,423)            (9,238,145)           (192,853)
 Other transactions                            519,333                 16,474                  (2)
 Death benefits                            (16,864,535)              (546,858)            (28,455)
 Net annuity transactions                      364,773                 (1,590)             (4,533)
                                         -------------           ------------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions        (218,911,830)           (11,293,875)            (66,013)
                                         -------------           ------------          ----------
 Net increase (decrease) in net assets    (137,651,681)            (2,592,918)            (56,644)
NET ASSETS:
 Beginning of year                         783,413,687             37,642,123           1,210,389
                                         -------------           ------------          ----------
 End of year                              $645,762,006            $35,049,205          $1,153,745
                                         =============           ============          ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN             FRANKLIN
                                             SMALL-MID CAP           SMALL CAP
                                                 GROWTH                VALUE
                                            SECURITIES FUND       SECURITIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(1,365,931)            $(96,614)
 Net realized gain (loss) on security
  transactions                                   5,204,724            2,050,342
 Net realized gain on distributions              4,760,937              297,437
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      14,243,229            3,029,296
                                              ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     22,842,959            5,280,461
                                              ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                         293,687              118,527
 Net transfers                                   2,109,622            3,074,072
 Surrenders for benefit payments and
  fees                                         (15,289,852)          (3,383,817)
 Other transactions                                 45,139                9,055
 Death benefits                                 (1,144,003)            (129,703)
 Net annuity transactions                           (7,538)                 870
                                              ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (13,992,945)            (310,996)
                                              ------------          -----------
 Net increase (decrease) in net assets           8,850,014            4,969,465
NET ASSETS:
 Beginning of year                              70,495,268           15,778,584
                                              ------------          -----------
 End of year                                   $79,345,282          $20,748,049
                                              ============          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                   TEMPLETON
                                      STRATEGIC                                   DEVELOPING            TEMPLETON
                                        INCOME            MUTUAL SHARES            MARKETS               FOREIGN
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $9,803,100              $999,678              $140,577              $817,203
 Net realized gain (loss) on
  security transactions                 3,374,140            22,673,167               453,221             6,562,708
 Net realized gain on
  distributions                         2,891,439                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     (12,519,027)           58,653,249            (1,821,192)           16,137,408
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                            3,549,652            82,326,094            (1,227,394)           23,517,319
                                     ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                              1,332,485             1,839,918               262,114               902,577
 Net transfers                         (6,259,405)          (11,690,183)           (3,234,761)           (6,506,013)
 Surrenders for benefit
  payments and fees                   (47,166,190)          (77,192,270)          (10,342,256)          (29,493,405)
 Other transactions                        61,886               293,139                33,563                50,662
 Death benefits                        (3,854,432)           (7,224,189)             (484,474)           (2,379,400)
 Net annuity transactions                 220,618               174,639                25,054                 5,901
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (55,665,038)          (93,798,946)          (13,740,760)          (37,419,678)
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets                              (52,115,386)          (11,472,852)          (14,968,154)          (13,902,359)
NET ASSETS:
 Beginning of year                    250,767,431           355,309,139            49,109,466           131,974,526
                                     ------------          ------------          ------------          ------------
 End of year                         $198,652,045          $343,836,287           $34,141,312          $118,072,167
                                     ============          ============          ============          ============

                                                                                  FRANKLIN
                                      TEMPLETON               MUTUAL              FLEX CAP
                                        GROWTH           GLOBAL DISCOVERY          GROWTH
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,229,770              $357,409            $(306,155)
 Net realized gain (loss) on
  security transactions                 8,579,200             6,952,118            2,078,986
 Net realized gain on
  distributions                                --             9,600,737               45,994
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      45,001,247             8,182,658            3,279,395
                                     ------------          ------------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                           55,810,217            25,092,922            5,098,220
                                     ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                              1,377,570               898,318               68,613
 Net transfers                        (14,814,674)           (8,834,567)          (1,132,710)
 Surrenders for benefit
  payments and fees                   (48,730,747)          (24,813,820)          (4,131,771)
 Other transactions                       180,543               118,621               18,714
 Death benefits                        (4,475,144)           (1,391,799)            (351,779)
 Net annuity transactions                  89,478               (47,049)              (3,159)
                                     ------------          ------------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (66,372,974)          (34,070,296)          (5,532,092)
                                     ------------          ------------          -----------
 Net increase (decrease) in net
  assets                              (10,562,757)           (8,977,374)            (433,872)
NET ASSETS:
 Beginning of year                    226,483,345           113,098,587           17,617,666
                                     ------------          ------------          -----------
 End of year                         $215,920,588          $104,121,213          $17,183,794
                                     ============          ============          ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               FRANKLIN
                                               LARGE CAP            TEMPLETON
                                                 VALUE             GLOBAL BOND
                                            SECURITIES FUND      SECURITIES FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(38,429)            $619,516
 Net realized gain (loss) on security
  transactions                                    712,784              383,703
 Net realized gain on distributions                    --              250,819
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,826,861           (1,276,504)
                                              -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     2,501,216              (22,466)
                                              -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                         55,196              156,821
 Net transfers                                  2,007,365             (525,656)
 Surrenders for benefit payments and
  fees                                         (1,814,843)          (2,804,518)
 Other transactions                                15,767                  (78)
 Death benefits                                  (334,831)            (315,953)
 Net annuity transactions                              --               (7,289)
                                              -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (71,346)          (3,496,673)
                                              -----------          -----------
 Net increase (decrease) in net assets          2,429,870           (3,519,139)
NET ASSETS:
 Beginning of year                              7,603,552           22,345,330
                                              -----------          -----------
 End of year                                  $10,033,422          $18,826,191
                                              ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD          HARTFORD          HARTFORD
                                         HARTFORD           TOTAL            CAPITAL           DIVIDEND
                                         BALANCED        RETURN BOND       APPRECIATION       AND GROWTH
                                         HLS FUND          HLS FUND          HLS FUND          HLS FUND
                                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(86,217)       $3,754,851       $(1,102,755)         $318,725
 Net realized gain (loss) on security
  transactions                              352,201         1,461,562        12,875,750         7,497,828
 Net realized gain on distributions              --                --           395,547         2,827,327
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                2,697,567       (10,070,823)       34,696,882        17,138,466
                                        -----------      ------------      ------------      ------------
 Net increase (decrease) in net assets
  resulting from operations               2,963,551        (4,854,410)       46,865,424        27,782,346
                                        -----------      ------------      ------------      ------------
UNIT TRANSACTIONS:
 Purchases                                   55,304         1,120,073           786,917           689,266
 Net transfers                            1,903,825        15,539,512       (13,829,542)       (4,543,269)
 Surrenders for benefit payments and
  fees                                   (2,654,441)      (18,561,225)      (17,515,362)      (12,341,602)
 Other transactions                            (240)              485             2,416                10
 Death benefits                            (395,471)       (2,968,060)       (2,075,879)       (1,750,663)
 Net annuity transactions                    68,769           (28,701)           44,151            88,895
                                        -----------      ------------      ------------      ------------
 Net increase (decrease) in net assets
  resulting from unit transactions       (1,022,254)       (4,897,916)      (32,587,299)      (17,857,363)
                                        -----------      ------------      ------------      ------------
 Net increase (decrease) in net assets    1,941,297        (9,752,326)       14,278,125         9,924,983
NET ASSETS:
 Beginning of year                       16,214,421       164,645,075       142,494,694       100,678,897
                                        -----------      ------------      ------------      ------------
 End of year                            $18,155,718      $154,892,749      $156,772,819      $110,603,880
                                        ===========      ============      ============      ============


                                            HARTFORD           HARTFORD          HARTFORD
                                         GLOBAL RESEARCH      HEALTHCARE       GLOBAL GROWTH
                                            HLS FUND           HLS FUND          HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(2,291)          $(1,830)           $(6,466)
 Net realized gain (loss) on security
  transactions                                 17,851            33,041             28,752
 Net realized gain on distributions                --             8,643                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     61,451            25,906            179,530
                                            ---------          --------          ---------
 Net increase (decrease) in net assets
  resulting from operations                    77,011            65,760            201,816
                                            ---------          --------          ---------
UNIT TRANSACTIONS:
 Purchases                                         --                --                935
 Net transfers                                 40,799               320            (38,823)
 Surrenders for benefit payments and
  fees                                       (102,776)          (86,278)          (161,540)
 Other transactions                                --                (1)               608
 Death benefits                                    --                --                 --
 Net annuity transactions                          --                --             (1,425)
                                            ---------          --------          ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (61,977)          (85,959)          (200,245)
                                            ---------          --------          ---------
 Net increase (decrease) in net assets         15,034           (20,199)             1,571
NET ASSETS:
 Beginning of year                            340,244           176,031            689,814
                                            ---------          --------          ---------
 End of year                                 $355,278          $155,832           $691,385
                                            =========          ========          =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           HARTFORD
                                          DISCIPLINED           HARTFORD
                                            EQUITY               GROWTH
                                           HLS FUND             HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(75,428)           $(15,426)
 Net realized gain (loss) on security
  transactions                              1,026,234              71,301
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  2,988,945             313,194
                                          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                 3,939,751             369,069
                                          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                    128,614              11,335
 Net transfers                               (518,265)           (106,892)
 Surrenders for benefit payments and
  fees                                     (1,176,586)           (111,443)
 Other transactions                               924                  --
 Death benefits                              (105,146)             (3,469)
 Net annuity transactions                        (557)                 --
                                          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions         (1,671,016)           (210,469)
                                          -----------          ----------
 Net increase (decrease) in net assets      2,268,735             158,600
NET ASSETS:
 Beginning of year                         12,398,836           1,187,943
                                          -----------          ----------
 End of year                              $14,667,571          $1,346,543
                                          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD                                                   HARTFORD
                                           GROWTH           HARTFORD             HARTFORD          INTERNATIONAL
                                        OPPORTUNITIES      HIGH YIELD             INDEX            OPPORTUNITIES
                                          HLS FUND          HLS FUND             HLS FUND            HLS FUND
                                         SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(488,979)         $621,619             $31,263              $37,238
 Net realized gain (loss) on security
  transactions                             3,411,343           135,700             276,916              472,991
 Net realized gain on distributions               --                --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 6,423,032          (307,859)          1,608,388            1,129,896
                                         -----------       -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                9,345,396           449,460           1,916,567            1,640,125
                                         -----------       -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                   188,772           104,931             523,876               23,803
 Net transfers                            (3,282,137)          (51,046)           (696,346)             (13,371)
 Surrenders for benefit payments and
  fees                                    (3,228,446)         (993,633)           (182,701)            (959,004)
 Other transactions                               27                12                (579)                (158)
 Death benefits                             (351,043)         (177,290)                 --             (115,845)
 Net annuity transactions                         --                --                  --                  967
                                         -----------       -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions        (6,672,827)       (1,117,026)           (355,750)          (1,063,608)
                                         -----------       -----------          ----------          -----------
 Net increase (decrease) in net assets     2,672,569          (667,566)          1,560,817              576,517
NET ASSETS:
 Beginning of year                        30,798,245        10,017,305           6,062,983            9,070,977
                                         -----------       -----------          ----------          -----------
 End of year                             $33,470,814        $9,349,739          $7,623,800           $9,647,494
                                         ===========       ===========          ==========          ===========

                                             HARTFORD
                                          SMALL/MID CAP          HARTFORD           HARTFORD
                                              EQUITY              MIDCAP          MIDCAP VALUE
                                             HLS FUND            HLS FUND           HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(10,619)           $(15,964)          $(4,712)
 Net realized gain (loss) on security
  transactions                                 159,323             125,127            21,235
 Net realized gain on distributions            162,526              42,983                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     396,301             213,523           110,425
                                            ----------          ----------          --------
 Net increase (decrease) in net assets
  resulting from operations                    707,531             365,669           126,948
                                            ----------          ----------          --------
UNIT TRANSACTIONS:
 Purchases                                       5,770                  --                --
 Net transfers                                  37,579             (28,934)          177,951
 Surrenders for benefit payments and
  fees                                        (339,306)           (344,398)          (10,912)
 Other transactions                                139                 695               266
 Death benefits                                (71,101)            (27,240)          (18,397)
 Net annuity transactions                           --              (5,624)               --
                                            ----------          ----------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (366,919)           (405,501)          148,908
                                            ----------          ----------          --------
 Net increase (decrease) in net assets         340,612             (39,832)          275,856
NET ASSETS:
 Beginning of year                           2,146,368           1,167,561           331,642
                                            ----------          ----------          --------
 End of year                                $2,486,980          $1,127,729          $607,498
                                            ==========          ==========          ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                  HARTFORD                  HARTFORD
                                               ULTRASHORT BOND            SMALL COMPANY
                                                  HLS FUND                  HLS FUND
                                               SUB-ACCOUNT (5)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(2,999,819)                $(85,020)
 Net realized gain (loss) on security
  transactions                                          (2,156)                 699,623
 Net realized gain on distributions                         --                  354,870
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                              (6,349)                 602,061
                                               ---------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         (3,008,324)               1,571,534
                                               ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                           1,689,651                   23,052
 Net transfers                                      58,329,806                  444,662
 Surrenders for benefit payments and
  fees                                            (125,848,645)              (1,101,594)
 Other transactions                                    330,248                    2,189
 Death benefits                                     (5,328,586)                (144,566)
 Net annuity transactions                              110,702                   (2,827)
                                               ---------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (70,716,824)                (779,084)
                                               ---------------            -------------
 Net increase (decrease) in net assets             (73,725,148)                 792,450
NET ASSETS:
 Beginning of year                                 195,450,120                4,180,772
                                               ---------------            -------------
 End of year                                      $121,724,972               $4,973,222
                                               ===============            =============

(5)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                       HARTFORD          HARTFORD            U.S. GOVERNMENT         HARTFORD
                                   SMALLCAP GROWTH         STOCK               SECURITIES             VALUE
                                       HLS FUND          HLS FUND               HLS FUND             HLS FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(21,693)          $(28,612)               $44,280                $3,849
 Net realized gain (loss) on
  security transactions                   131,330            271,657                (33,728)              103,586
 Net realized gain on
  distributions                           220,137                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         240,191          2,110,366               (273,110)              341,952
                                     ------------      -------------          -------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              569,965          2,353,411               (262,558)              449,387
                                     ------------      -------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 17,168            115,773                181,726                66,696
 Net transfers                            423,428           (113,810)            (1,203,951)               11,640
 Surrenders for benefit
  payments and fees                      (266,442)        (1,408,758)            (1,005,739)             (230,316)
 Other transactions                            49                (26)                    44                   284
 Death benefits                            (8,997)          (365,314)              (114,459)              (18,757)
 Net annuity transactions                  (6,483)            34,549                     --                  (758)
                                     ------------      -------------          -------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            158,723         (1,737,586)            (2,142,379)             (171,211)
                                     ------------      -------------          -------------          ------------
 Net increase (decrease) in net
  assets                                  728,688            615,825             (2,404,937)              278,176
NET ASSETS:
 Beginning of year                      1,223,154          8,747,782              8,295,666             1,577,097
                                     ------------      -------------          -------------          ------------
 End of year                           $1,951,842         $9,363,607             $5,890,729            $1,855,273
                                     ============      =============          =============          ============

                                                               AMERICAN FUNDS
                                                                  BLUE CHIP
                                 HARTFORD ERICAN FUNDS           INCOME AND           AMERICAN FUNDS
                                 VALUE ASSET ALLOCATION            GROWTH                  BOND
                                 HLS FUND  HLS FUND               HLS FUND               HLS FUND
                                 SUB-ACCOUNT -ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(58,212)              $(10,658)              $182,082
 Net realized gain (loss) on
  security transactions                        870,195                462,719                326,400
 Net realized gain on
  distributions                                895,319                406,997                932,042
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            1,231,083                796,352             (2,691,477)
                                         -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                                 2,938,385              1,655,410             (1,250,953)
                                         -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                      20,593                 15,422                194,019
 Net transfers                                 428,599                330,952              2,928,106
 Surrenders for benefit
  payments and fees                         (1,621,176)            (1,091,383)            (3,767,957)
 Other transactions                                 65                    (61)                    51
 Death benefits                               (249,502)               (85,784)              (402,035)
 Net annuity transactions                           --                     --                 (3,309)
                                         -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (1,421,421)              (830,854)            (1,051,125)
                                         -------------          -------------          -------------
 Net increase (decrease) in net
  assets                                     1,516,964                824,556             (2,302,078)
NET ASSETS:
 Beginning of year                          14,210,819              5,895,608             33,037,180
                                         -------------          -------------          -------------
 End of year                               $15,727,783             $6,720,164            $30,735,102
                                         =============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       AMERICAN FUNDS
                                              AMERICAN FUNDS            GLOBAL GROWTH
                                                GLOBAL BOND              AND INCOME
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $66,712                  $84,827
 Net realized gain (loss) on security
  transactions                                        25,974                  882,376
 Net realized gain on distributions                  244,927                  167,889
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (532,620)                 996,541
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         (195,007)               2,131,633
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            15,566                   14,058
 Net transfers                                      (225,118)                (182,599)
 Surrenders for benefit payments and
  fees                                              (499,153)              (1,897,856)
 Other transactions                                     (130)                     397
 Death benefits                                     (187,469)                (381,442)
 Net annuity transactions                                 --                       --
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (896,304)              (2,447,442)
                                               -------------            -------------
 Net increase (decrease) in net assets            (1,091,311)                (315,809)
NET ASSETS:
 Beginning of year                                 4,302,645               11,932,791
                                               -------------            -------------
 End of year                                      $3,211,334              $11,616,982
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS         GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS
                                    GLOBAL GROWTH         CAPITALIZATION             GROWTH              GROWTH-INCOME
                                       HLS FUND              HLS FUND               HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(35,921)              $(59,299)             $(624,423)             $(118,284)
 Net realized gain (loss) on
  security transactions                   264,917                428,380              4,809,002              2,571,325
 Net realized gain on
  distributions                           192,317                894,077              1,793,645                378,111
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         328,736                854,150              8,473,726              5,873,753
                                     ------------          -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              750,049              2,117,308             14,451,950              8,704,905
                                     ------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                  1,090                 81,023                506,076                241,181
 Net transfers                           (380,556)              (505,048)            (2,936,462)            (1,934,445)
 Surrenders for benefit
  payments and fees                      (504,347)              (979,083)            (6,625,738)            (3,718,343)
 Other transactions                           (15)                   688                   (216)                   (26)
 Death benefits                            (9,043)              (117,702)              (532,759)              (437,022)
 Net annuity transactions                 (11,121)                (7,247)               (19,676)                (2,400)
                                     ------------          -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (903,992)            (1,527,369)            (9,608,775)            (5,851,055)
                                     ------------          -------------          -------------          -------------
 Net increase (decrease) in net
  assets                                 (153,943)               589,939              4,843,175              2,853,850
NET ASSETS:
 Beginning of year                      3,446,588              8,935,634             56,492,571             30,944,586
                                     ------------          -------------          -------------          -------------
 End of year                           $3,292,645             $9,525,573            $61,335,746            $33,798,436
                                     ============          =============          =============          =============

                                                                                HARTFORD
                                    AMERICAN FUNDS         AMERICAN FUNDS       PORTFOLIO
                                     INTERNATIONAL           NEW WORLD         DIVERSIFIER
                                       HLS FUND               HLS FUND          HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(144,734)             $(68,958)         $(170,707)
 Net realized gain (loss) on
  security transactions                  1,629,395               181,053           (494,626)
 Net realized gain on
  distributions                            714,952               814,408                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        4,634,176              (332,459)        (6,081,117)
                                     -------------          ------------      -------------
 Net increase (decrease) in net
  assets resulting from
  operations                             6,833,789               594,044         (6,746,450)
                                     -------------          ------------      -------------
UNIT TRANSACTIONS:
 Purchases                                 273,625                48,824          3,418,253
 Net transfers                          (2,394,914)             (121,393)        11,183,333
 Surrenders for benefit
  payments and fees                     (3,419,004)             (842,469)        (3,293,897)
 Other transactions                            110                   392               (859)
 Death benefits                           (531,957)              (49,659)          (231,895)
 Net annuity transactions                   (2,754)                   --                 --
                                     -------------          ------------      -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (6,074,894)             (964,305)        11,074,935
                                     -------------          ------------      -------------
 Net increase (decrease) in net
  assets                                   758,895              (370,261)         4,328,485
NET ASSETS:
 Beginning of year                      38,366,054             7,300,897         43,839,879
                                     -------------          ------------      -------------
 End of year                           $39,124,949            $6,930,636        $48,168,364
                                     =============          ============      =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HUNTINGTON VA          HUNTINGTON VA
                                                 INCOME               DIVIDEND
                                              EQUITY FUND           CAPTURE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT (6)
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $120,193               $183,324
 Net realized gain (loss) on security
  transactions                                    106,353                340,251
 Net realized gain on distributions                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        656,840              1,206,377
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       883,386              1,729,952
                                               ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        216,213                299,531
 Net transfers                                   (381,282)              (374,291)
 Surrenders for benefit payments and
  fees                                           (421,069)            (1,327,932)
 Other transactions                                  (835)                   199
 Death benefits                                   (50,385)              (104,323)
 Net annuity transactions                              --                     --
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (637,358)            (1,506,816)
                                               ----------            -----------
 Net increase (decrease) in net assets            246,028                223,136
NET ASSETS:
 Beginning of year                              4,090,168              9,520,350
                                               ----------            -----------
 End of year                                   $4,336,196             $9,743,486
                                               ==========            ===========

(6) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                    HUNTINGTON VA            MID CORP               ROTATING           INTERNATIONAL
                                     GROWTH FUND           AMERICA FUND           MARKETS FUND          EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(13,321)              $(66,043)             $(15,142)                 $330
 Net realized gain (loss) on
  security transactions                   63,662                385,447                22,968                93,607
 Net realized gain on
  distributions                               --                424,939               128,126                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        656,307              1,217,717               140,061               925,760
                                      ----------            -----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             706,648              1,962,060               276,013             1,019,697
                                      ----------            -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 7,398                 59,244                   512               161,752
 Net transfers                          (201,653)              (661,774)               65,623              (424,775)
 Surrenders for benefit
  payments and fees                     (282,155)            (1,015,346)             (135,602)             (597,295)
 Other transactions                          (10)                     6                     1                  (306)
 Death benefits                          (41,749)               (81,957)              (12,150)              (90,127)
 Net annuity transactions                     --                     --                    --                    --
                                      ----------            -----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (518,169)            (1,699,827)              (81,616)             (950,751)
                                      ----------            -----------            ----------            ----------
 Net increase (decrease) in net
  assets                                 188,479                262,233               194,397                68,946
NET ASSETS:
 Beginning of year                     2,409,286              7,107,999             1,303,828             5,219,797
                                      ----------            -----------            ----------            ----------
 End of year                          $2,597,765             $7,370,232            $1,498,225            $5,288,743
                                      ==========            ===========            ==========            ==========

                                    HUNTINGTON VA                                 LORD ABBETT
                                       MORTGAGE            HUNTINGTON VA          FUNDAMENTAL
                                   SECURITIES FUND          SITUS FUND            EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $29,895               $(81,220)              $(9,881)
 Net realized gain (loss) on
  security transactions                   39,426                448,718               109,795
 Net realized gain on
  distributions                               --                     --               212,674
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (160,866)             1,206,821               226,626
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             (91,545)             1,574,319               539,214
                                      ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 7,764                 53,029                88,877
 Net transfers                            18,272               (300,804)             (406,965)
 Surrenders for benefit
  payments and fees                     (350,081)              (804,519)             (164,029)
 Other transactions                           (1)                    32                    21
 Death benefits                          (50,948)               (35,458)                   --
 Net annuity transactions                     --                     --                    --
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (374,994)            (1,087,720)             (482,096)
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets                                (466,539)               486,599                57,118
NET ASSETS:
 Beginning of year                     3,217,238              5,782,957             1,731,468
                                      ----------            -----------            ----------
 End of year                          $2,750,699             $6,269,556            $1,788,586
                                      ==========            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               LORD ABBETT
                                                CALIBRATED              LORD ABBETT
                                                 DIVIDEND                  BOND
                                               GROWTH FUND            DEBENTURE FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $26,474                 $446,760
 Net realized gain (loss) on security
  transactions                                      114,382                  467,296
 Net realized gain on distributions                 497,798                  266,779
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          190,587                 (290,894)
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         829,241                  889,941
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            7,409                  101,261
 Net transfers                                    2,592,382                  354,725
 Surrenders for benefit payments and
  fees                                             (431,192)              (1,879,443)
 Other transactions                                       5                       --
 Death benefits                                          --                 (141,534)
 Net annuity transactions                                --                   (1,768)
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                2,168,604               (1,566,759)
                                               ------------            -------------
 Net increase (decrease) in net assets            2,997,845                 (676,818)
NET ASSETS:
 Beginning of year                                2,646,396               14,184,226
                                               ------------            -------------
 End of year                                     $5,644,241              $13,507,408
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      GROWTH AND        MFS(R) CORE           MFS(R) GROWTH      MFS(R) GLOBAL
                                     INCOME FUND       EQUITY SERIES             SERIES          EQUITY SERIES
                                     SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(23,607)          $(48,273)             $(390,812)          $(74,523)
 Net realized gain (loss) on
  security transactions                   199,422            604,617              2,600,429            928,689
 Net realized gain on
  distributions                                --                 --                202,728                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         658,398          1,107,575              5,773,804            901,395
                                     ------------      -------------          -------------      -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              834,213          1,663,919              8,186,149          1,755,561
                                     ------------      -------------          -------------      -------------
UNIT TRANSACTIONS:
 Purchases                                     70              4,215                152,621             23,209
 Net transfers                          2,042,880            551,781             13,965,461            776,251
 Surrenders for benefit
  payments and fees                      (295,764)        (1,689,492)            (6,687,902)        (1,508,207)
 Other transactions                            (6)               (13)                29,435                 (1)
 Death benefits                                --           (207,537)              (278,787)          (260,598)
 Net annuity transactions                      --              8,761                (19,646)            (5,707)
                                     ------------      -------------          -------------      -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          1,747,180         (1,332,285)             7,161,182           (975,053)
                                     ------------      -------------          -------------      -------------
 Net increase (decrease) in net
  assets                                2,581,393            331,634             15,347,331            780,508
NET ASSETS:
 Beginning of year                      2,235,361          5,678,459             20,452,997          7,288,786
                                     ------------      -------------          -------------      -------------
 End of year                           $4,816,754         $6,010,093            $35,800,328         $8,069,294
                                     ============      =============          =============      =============

                                   MFS(R) INVESTORS
                                        GROWTH             MFS(R) INVESTORS        MFS(R) MID CAP
                                     STOCK SERIES            TRUST SERIES           GROWTH SERIES
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(117,315)              $(681,904)             $(388,342)
 Net realized gain (loss) on
  security transactions                  1,214,242              12,229,697              1,499,570
 Net realized gain on
  distributions                            286,783                      --                 79,334
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        1,012,101              12,156,661              5,035,303
                                     -------------          --------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                             2,395,811              23,704,454              6,225,865
                                     -------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                                   8,277                 578,878                132,796
 Net transfers                            (732,991)            (11,640,035)               332,587
 Surrenders for benefit
  payments and fees                     (2,573,525)            (21,706,496)            (4,441,716)
 Other transactions                         11,030                  51,929                  1,790
 Death benefits                           (149,241)             (1,761,590)              (253,981)
 Net annuity transactions                  (38,045)                 (8,699)                24,746
                                     -------------          --------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (3,474,495)            (34,486,013)            (4,203,778)
                                     -------------          --------------          -------------
 Net increase (decrease) in net
  assets                                (1,078,684)            (10,781,559)             2,022,087
NET ASSETS:
 Beginning of year                      10,286,064              95,170,363             19,466,114
                                     -------------          --------------          -------------
 End of year                            $9,207,380             $84,388,804            $21,488,201
                                     =============          ==============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               MFS(R) NEW        MFS(R) TOTAL
                                            DISCOVERY SERIES     RETURN SERIES
                                               SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(1,159,403)         $(155,799)
 Net realized gain (loss) on security
  transactions                                   7,108,379         11,036,548
 Net realized gain on distributions                517,538                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      14,726,396         36,033,047
                                               -----------       ------------
 Net increase (decrease) in net assets
  resulting from operations                     21,192,910         46,913,796
                                               -----------       ------------
UNIT TRANSACTIONS:
 Purchases                                         452,965          1,758,719
 Net transfers                                  (5,622,340)       (21,519,669)
 Surrenders for benefit payments and
  fees                                         (15,746,134)       (67,228,687)
 Other transactions                                 49,424            214,889
 Death benefits                                 (1,013,712)        (6,722,188)
 Net annuity transactions                          (24,306)           187,666
                                               -----------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (21,904,103)       (93,309,270)
                                               -----------       ------------
 Net increase (decrease) in net assets            (711,193)       (46,395,474)
NET ASSETS:
 Beginning of year                              62,669,054        315,385,211
                                               -----------       ------------
 End of year                                   $61,957,861       $268,989,737
                                               ===========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS(R) VALUE        MFS(R) RESEARCH        MFS(R) RESEARCH       MFS(R) RESEARCH
                                    SERIES             BOND SERIES        INTERNATIONAL SERIES         SERIES
                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(532,511)             $(403,028)              $27,699              $(77,082)
 Net realized gain (loss) on
  security transactions            7,413,609              2,301,657              (345,913)              680,106
 Net realized gain on
  distributions                      275,869                455,304                    --                12,988
 Net unrealized appreciation
  (depreciation) of investments
  during the year                 19,453,841             (4,180,148)            3,279,268               742,323
                                 -----------           ------------           -----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                      26,610,808             (1,826,215)            2,961,054             1,358,335
                                 -----------           ------------           -----------            ----------
UNIT TRANSACTIONS:
 Purchases                           686,303                733,621                89,153                21,146
 Net transfers                     3,229,842             63,757,909            (1,776,340)              528,272
 Surrenders for benefit
  payments and fees              (19,003,779)           (23,523,906)           (3,713,640)           (1,325,404)
 Other transactions                   33,356                198,424                15,265                12,166
 Death benefits                   (1,377,860)            (1,587,199)             (284,290)              (33,812)
 Net annuity transactions               (168)                 1,121                  (617)                   --
                                 -----------           ------------           -----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                   (16,432,306)            39,579,970            (5,670,469)             (797,632)
                                 -----------           ------------           -----------            ----------
 Net increase (decrease) in net
  assets                          10,178,502             37,753,755            (2,709,415)              560,703
NET ASSETS:
 Beginning of year                86,066,142             85,900,778            20,403,493             4,981,965
                                 -----------           ------------           -----------            ----------
 End of year                     $96,244,644           $123,654,533           $17,694,078            $5,542,668
                                 ===========           ============           ===========            ==========

                                     MFS(R) HIGH            BLACKROCK                BLACKROCK
                                        YIELD                 GLOBAL                   GLOBAL
                                      PORTFOLIO        ALLOCATION V.I. FUND   OPPORTUNITIES V.I. FUND
                                 SUB-ACCOUNT (7)(8)        SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $8,425,988               $1,255                   $(510)
 Net realized gain (loss) on
  security transactions               (8,491,404)                 285                      97
 Net realized gain on
  distributions                               --                8,981                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      2,917,052                9,181                   6,676
                                     -----------             --------                 -------
 Net increase (decrease) in net
  assets resulting from
  operations                           2,851,636               19,702                   6,263
                                     -----------             --------                 -------
UNIT TRANSACTIONS:
 Purchases                               413,134                1,280                      --
 Net transfers                        (5,332,554)             116,957                   6,677
 Surrenders for benefit
  payments and fees                  (15,230,187)              (7,431)                     (1)
 Other transactions                       31,834                   (3)                     --
 Death benefits                       (1,537,998)                  --                      --
 Net annuity transactions                 21,628                   --                      --
                                     -----------             --------                 -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                       (21,634,143)             110,803                   6,676
                                     -----------             --------                 -------
 Net increase (decrease) in net
  assets                             (18,782,507)             130,505                  12,939
NET ASSETS:
 Beginning of year                    73,113,855               96,822                  21,086
                                     -----------             --------                 -------
 End of year                         $54,331,348             $227,327                 $34,025
                                     ===========             ========                 =======

(7)  Funded as of August 15, 2013.

(8) Effective August 16, 2013 MFS(R) High Income Series merged with MFS(R) High Yield Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              BLACKROCK            BLACKROCK
                                              LARGE CAP              EQUITY
                                           GROWTH V.I. FUND    DIVIDEND V.I. FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(5,614)              $10,937
 Net realized gain (loss) on security
  transactions                                   25,135                77,854
 Net realized gain on distributions              32,100                13,969
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       58,916               133,849
                                               --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     110,537               236,609
                                               --------            ----------
UNIT TRANSACTIONS:
 Purchases                                           --               211,496
 Net transfers                                   (2,397)             (405,335)
 Surrenders for benefit payments and
  fees                                          (51,760)              (66,066)
 Other transactions                                  --                    30
 Death benefits                                 (31,765)                   --
 Net annuity transactions                            --                    --
                                               --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (85,922)             (259,875)
                                               --------            ----------
 Net increase (decrease) in net assets           24,615               (23,266)
NET ASSETS:
 Beginning of year                              414,538             1,029,040
                                               --------            ----------
 End of year                                   $439,153            $1,005,774
                                               ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            UIF CORE PLUS                                     UIF MID CAP           INVESCO V.I.
                                             FIXED INCOME              UIF GROWTH                GROWTH               AMERICAN
                                              PORTFOLIO                PORTFOLIO               PORTFOLIO             VALUE FUND
                                         SUB-ACCOUNT (9)(10)    SUB-ACCOUNT (9)(11)(12)       SUB-ACCOUNT         SUB-ACCOUNT (13)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $5,365                  $(4,239)                $(30,601)              $(8,928)
 Net realized gain (loss) on security
  transactions                                   (8,945)                  32,964                  156,577                43,704
 Net realized gain on distributions                  --                   29,266                   52,176                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        3,189                   24,489                  502,779               225,634
                                               --------                 --------               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        (391)                  82,480                  680,931               260,410
                                               --------                 --------               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       11,344                   29,250                    1,907                 2,188
 Net transfers                                  (63,479)                 (12,948)                 (78,492)               17,035
 Surrenders for benefit payments and
  fees                                             (617)                  (8,548)                (372,904)              (49,157)
 Other transactions                                  --                       --                        6                    --
 Death benefits                                      --                       --                   (6,434)                   --
 Net annuity transactions                            --                       --                   (9,650)                   --
                                               --------                 --------               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (52,752)                   7,754                 (465,567)              (29,934)
                                               --------                 --------               ----------            ----------
 Net increase (decrease) in net assets          (53,143)                  90,234                  215,364               230,476
NET ASSETS:
 Beginning of year                               84,156                  185,018                2,105,964               836,670
                                               --------                 --------               ----------            ----------
 End of year                                    $31,013                 $275,252               $2,321,328            $1,067,146
                                               ========                 ========               ==========            ==========

                                         MORGAN STANLEY --                                COLUMBIA VARIABLE
                                              MID CAP                BLACKROCK              PORTFOLIO --
                                               GROWTH                 CAPITAL           MARSICO INTERNATIONAL
                                             PORTFOLIO        APPRECIATION V.I. FUND     OPPORTUNITIES FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(3,531)                $(7,784)                $(151,761)
 Net realized gain (loss) on security
  transactions                                     497                  91,604                   645,672
 Net realized gain on distributions                571                 127,441                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      66,053                  84,619                   963,708
                                              --------               ---------               -----------
 Net increase (decrease) in net assets
  resulting from operations                     63,590                 295,880                 1,457,619
                                              --------               ---------               -----------
UNIT TRANSACTIONS:
 Purchases                                      58,500                 199,747                    82,251
 Net transfers                                    (675)               (486,487)                 (106,745)
 Surrenders for benefit payments and
  fees                                         (10,084)                (62,322)               (1,353,823)
 Other transactions                                  1                     (54)                       16
 Death benefits                                     --                      --                  (193,874)
 Net annuity transactions                           --                      --                     4,441
                                              --------               ---------               -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              47,742                (349,116)               (1,567,734)
                                              --------               ---------               -----------
 Net increase (decrease) in net assets         111,332                 (53,236)                 (110,115)
NET ASSETS:
 Beginning of year                             171,993                 972,985                 9,036,590
                                              --------               ---------               -----------
 End of year                                  $283,325                $919,749                $8,926,475
                                              ========               =========               ===========

(9)  Funded as of September 6, 2013.

(10) Effective September 6, 2013 Morgan Stanley -- Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(11) Effective September 6, 2013 Morgan Stanley -- Focus Growth Portfolio merged with UIF Growth Portfolio.

(12) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(13) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                               PORTFOLIO --             PORTFOLIO --
                                              MARSICO FOCUSED         ASSET ALLOCATION
                                               EQUITIES FUND                FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(138,437)                $10,706
 Net realized gain (loss) on security
  transactions                                       624,232                (120,767)
 Net realized gain on distributions                1,235,897                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           805,329                 676,573
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        2,527,021                 566,512
                                               -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            32,396                   9,567
 Net transfers                                      (131,997)                  7,025
 Surrenders for benefit payments and
  fees                                            (1,295,383)               (715,524)
 Other transactions                                      (54)                      5
 Death benefits                                     (259,185)               (137,767)
 Net annuity transactions                              6,712                  (1,747)
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,647,511)               (838,441)
                                               -------------            ------------
 Net increase (decrease) in net assets               879,510                (271,929)
NET ASSETS:
 Beginning of year                                 7,799,396               3,985,657
                                               -------------            ------------
 End of year                                      $8,678,906              $3,713,728
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          COLUMBIA VARIABLE     COLUMBIA VARIABLE      COLUMBIA VARIABLE      COLUMBIA VARIABLE
                                            PORTFOLIO --           PORTFOLIO --          PORTFOLIO --           PORTFOLIO --
                                               MARSICO             MARSICO 21ST            DIVIDEND                INCOME
                                             GROWTH FUND           CENTURY FUND        OPPORTUNITY FUND      OPPORTUNITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (14)(15)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(130,960)             $(32,526)             $(215,630)            $1,169,929
 Net realized gain (loss) on security
  transactions                                    837,491               295,077                363,127                589,391
 Net realized gain on distributions                    --                    --                     --                412,272
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,255,899               402,178              2,051,727             (1,893,965)
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                     1,962,430               664,729              2,199,224                277,627
                                            -------------          ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                         68,814                   480                114,517                150,948
 Net transfers                                   (310,691)              106,905               (186,416)               132,821
 Surrenders for benefit payments and
  fees                                         (1,060,526)             (289,623)            (1,701,540)            (1,491,383)
 Other transactions                                   118                   (15)                    (7)                    56
 Death benefits                                  (294,859)             (135,515)              (269,404)              (410,687)
 Net annuity transactions                           9,533                  (385)                11,420                  5,179
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,587,611)             (318,153)            (2,031,430)            (1,613,066)
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets            374,819               346,576                167,794             (1,335,439)
NET ASSETS:
 Beginning of year                              6,709,942             1,872,420              9,901,448             10,423,315
                                            -------------          ------------          -------------          -------------
 End of year                                   $7,084,761            $2,218,996            $10,069,242             $9,087,876
                                            =============          ============          =============          =============

                                            COLUMBIA VARIABLE         OPPENHEIMER
                                              PORTFOLIO --              CAPITAL             OPPENHEIMER
                                             MID CAP GROWTH           APPRECIATION            GLOBAL
                                            OPPORTUNITY FUND            FUND/VA               FUND/VA
                                          SUB-ACCOUNT (14)(16)        SUB-ACCOUNT        SUB-ACCOUNT (17)
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(199,193)              $(4,180)              $(30,720)
 Net realized gain (loss) on security
  transactions                                     (677,307)               13,811                581,023
 Net realized gain on distributions               3,216,803                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          108,311               134,775              1,013,336
                                              -------------            ----------          -------------
 Net increase (decrease) in net assets
  resulting from operations                       2,448,614               144,406              1,563,639
                                              -------------            ----------          -------------
UNIT TRANSACTIONS:
 Purchases                                          146,512                    --                 12,695
 Net transfers                                     (340,200)               88,988               (167,851)
 Surrenders for benefit payments and
  fees                                           (1,626,225)              (18,534)              (847,045)
 Other transactions                                     111                    --                     (5)
 Death benefits                                    (282,010)                   --                (22,236)
 Net annuity transactions                             3,631                    --                     --
                                              -------------            ----------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (2,098,181)               70,454             (1,024,442)
                                              -------------            ----------          -------------
 Net increase (decrease) in net assets              350,433               214,860                539,197
NET ASSETS:
 Beginning of year                                9,616,372               482,974              6,806,454
                                              -------------            ----------          -------------
 End of year                                     $9,966,805              $697,834             $7,345,651
                                              =============            ==========          =============

(14) Funded as of April 26, 2013.

(15) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio -- Income Opportunities Fund.

(16) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund.

(17) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    OPPENHEIMER
                                              OPPENHEIMER           MAIN STREET
                                              MAIN STREET            SMALL CAP
                                               FUND(R)/VA             FUND/VA
                                              SUB-ACCOUNT         SUB-ACCOUNT (18)
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(9,154)             $(57,215)
 Net realized gain (loss) on security
  transactions                                     80,140               966,720
 Net realized gain on distributions                    --                77,007
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        238,039             1,062,390
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       309,025             2,048,902
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            737                30,486
 Net transfers                                    (30,927)             (474,742)
 Surrenders for benefit payments and
  fees                                           (109,325)             (965,107)
 Other transactions                                    --                    (7)
 Death benefits                                    (3,553)              (43,900)
 Net annuity transactions                              --                    --
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (143,068)           (1,453,270)
                                               ----------            ----------
 Net increase (decrease) in net assets            165,957               595,632
NET ASSETS:
 Beginning of year                              1,110,299             5,931,035
                                               ----------            ----------
 End of year                                   $1,276,256            $6,526,667
                                               ==========            ==========

(18) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           OPPENHEIMER       PUTNAM VT            PUTNAM VT           PUTNAM VT
                                              EQUITY        DIVERSIFIED          GLOBAL ASSET       INTERNATIONAL
                                          INCOME FUND/VA    INCOME FUND        ALLOCATION FUND        VALUE FUND
                                         SUB-ACCOUNT (19)   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(416)         $370,150               $(166)               $844
 Net realized gain (loss) on security
  transactions                                 11,477           274,571             327,742               4,049
 Net realized gain on distributions                --                --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     40,060           649,653              (3,508)             32,708
                                             --------       -----------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                    51,121         1,294,374             324,068              37,601
                                             --------       -----------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                         70           125,992               2,500              52,502
 Net transfers                                 38,984        (1,596,597)           (1,227,950)           14,252
 Surrenders for benefit payments and
  fees                                        (22,977)       (2,631,822)           (553,816)            (69,875)
 Other transactions                                79               (73)                 --                 316
 Death benefits                                    --          (173,613)             (1,971)                 --
 Net annuity transactions                          --                --                  --                  --
                                             --------       -----------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             16,156        (4,276,113)           (1,781,237)           (2,805)
                                             --------       -----------            --------            --------
 Net increase (decrease) in net assets         67,277        (2,981,739)           (1,457,169)           34,796
NET ASSETS:
 Beginning of year                            184,136        23,058,536            2,453,434            209,457
                                             --------       -----------            --------            --------
 End of year                                 $251,413       $20,076,797            $996,265            $244,253
                                             ========       ===========            ========            ========

                                            PUTNAM VT            PUTNAM VT
                                          INTERNATIONAL          SMALL CAP             PUTNAM VT
                                           EQUITY FUND           VALUE FUND           VOYAGER FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(1,882)             $(33,304)               $3,714
 Net realized gain (loss) on security
  transactions                                  5,711               325,887               192,604
 Net realized gain on distributions                --                38,693                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     91,411               440,265               693,203
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    95,240               771,541               889,521
                                             --------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                18,535               191,736
 Net transfers                                166,068               294,501              (668,257)
 Surrenders for benefit payments and
  fees                                        (36,689)             (681,368)             (244,223)
 Other transactions                                --                     1                   769
 Death benefits                                    --                    --               (51,229)
 Net annuity transactions                          --                    --                    --
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            129,379              (368,331)             (771,204)
                                             --------            ----------            ----------
 Net increase (decrease) in net assets        224,619               403,210               118,317
NET ASSETS:
 Beginning of year                            351,891             2,037,385             2,352,712
                                             --------            ----------            ----------
 End of year                                 $576,510            $2,440,595            $2,471,029
                                             ========            ==========            ==========

(19) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 JPMORGAN               JPMORGAN
                                             INSURANCE TRUST         INSURANCE TRUST
                                                CORE BOND              U.S. EQUITY
                                              PORTFOLIO -- 1         PORTFOLIO -- 1
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $2,369,415               $(18,149)
 Net realized gain (loss) on security
  transactions                                      505,073                662,362
 Net realized gain on distributions                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (5,126,422)             1,484,232
                                               ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (2,251,934)             2,128,445
                                               ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                          262,509                 14,268
 Net transfers                                    1,987,736               (457,183)
 Surrenders for benefit payments and
  fees                                          (15,054,000)            (1,658,863)
 Other transactions                                     (13)                   (20)
 Death benefits                                  (1,779,964)              (112,037)
 Net annuity transactions                                --                     --
                                               ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (14,583,732)            (2,213,835)
                                               ------------            -----------
 Net increase (decrease) in net assets          (16,835,666)               (85,390)
NET ASSETS:
 Beginning of year                               82,006,190              7,260,683
                                               ------------            -----------
 End of year                                    $65,170,524             $7,175,293
                                               ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             JPMORGAN             JPMORGAN             JPMORGAN            JPMORGAN
                                          INSURANCE TRUST      INSURANCE TRUST     INSURANCE TRUST      INSURANCE TRUST
                                         INTREPID MID CAP       EQUITY INDEX       INTREPID GROWTH      MID CAP GROWTH
                                          PORTFOLIO -- 1       PORTFOLIO -- 1       PORTFOLIO -- 1      PORTFOLIO -- 1
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(47,419)            $122,706            $(16,593)           $(133,608)
 Net realized gain (loss) on security
  transactions                                  404,778            1,860,973             246,241              380,777
 Net realized gain on distributions                  --            1,107,073                  --              514,129
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,611,841            4,513,327             785,074            2,161,841
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   2,969,200            7,604,079           1,014,722            2,923,139
                                            -----------          -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                       18,120               71,506               9,504               22,491
 Net transfers                                 (586,064)          (1,692,166)           (238,192)            (521,827)
 Surrenders for benefit payments and
  fees                                       (1,552,913)          (5,784,540)           (526,998)          (2,046,022)
 Other transactions                                 (27)                 (50)                 (3)                 (36)
 Death benefits                                (110,339)            (678,137)            (80,390)            (124,834)
 Net annuity transactions                            --                   --                  --                   --
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (2,231,223)          (8,083,387)           (836,079)          (2,670,228)
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets          737,977             (479,308)            178,643              252,911
NET ASSETS:
 Beginning of year                            8,595,927           29,044,210           3,513,548            8,359,518
                                            -----------          -----------          ----------          -----------
 End of year                                 $9,333,904          $28,564,902          $3,692,191           $8,612,429
                                            ===========          ===========          ==========          ===========

                                             JPMORGAN
                                          INSURANCE TRUST       PUTNAM VT          PIMCO
                                           MID CAP VALUE         EQUITY          ALL ASSET
                                          PORTFOLIO -- 1       INCOME FUND       PORTFOLIO
                                            SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(33,082)            $374            $6,334
 Net realized gain (loss) on security
  transactions                                 (876,278)             105                51
 Net realized gain on distributions              70,361               --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,446,991           10,761            (7,420)
                                            -----------          -------          --------
 Net increase (decrease) in net assets
  resulting from operations                   1,607,992           11,240            (1,035)
                                            -----------          -------          --------
UNIT TRANSACTIONS:
 Purchases                                        8,617               --                --
 Net transfers                                  (80,007)          25,000             1,425
 Surrenders for benefit payments and
  fees                                       (1,469,645)            (429)           (2,222)
 Other transactions                                   1                2                 1
 Death benefits                                (157,033)              --                --
 Net annuity transactions                            --               --                --
                                            -----------          -------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,698,067)          24,573              (796)
                                            -----------          -------          --------
 Net increase (decrease) in net assets          (90,075)          35,813            (1,831)
NET ASSETS:
 Beginning of year                            6,104,691           27,304           168,501
                                            -----------          -------          --------
 End of year                                 $6,014,616          $63,117          $166,670
                                            ===========          =======          ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                        PIMCO
                                                  PIMCO                GLOBAL
                                             EQS PATHFINDER          MULTI-ASSET
                                                PORTFOLIO             PORTFOLIO
                                               SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $9,686                 $215
 Net realized gain (loss) on security
  transactions                                      51,889                   (2)
 Net realized gain on distributions                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          93,851               (1,453)
                                               -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        155,426               (1,240)
                                               -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                         176,247                   --
 Net transfers                                    (321,478)               1,314
 Surrenders for benefit payments and
  fees                                             (54,256)                (261)
 Other transactions                                     27                   --
 Death benefits                                         --                   --
 Net annuity transactions                               --                   --
                                               -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                (199,460)               1,053
                                               -----------            ---------
 Net increase (decrease) in net assets             (44,034)                (187)
NET ASSETS:
 Beginning of year                                 844,011               12,313
                                               -----------            ---------
 End of year                                      $799,977              $12,126
                                               ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      PRUDENTIAL
                                                                                                        SERIES
                                          JENNISON 20/20                           PRUDENTIAL        INTERNATIONAL
                                              FOCUS              JENNISON             VALUE             GROWTH
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(2,198)            $(3,050)           $(1,109)             $(206)
 Net realized gain (loss) on security
  transactions                                   6,507               1,134              2,310                (16)
 Net realized gain on distributions                 --                  --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      28,328              56,077             17,631              2,148
                                            ----------          ----------          ---------          ---------
 Net increase (decrease) in net assets
  resulting from operations                     32,637              54,161             18,832              1,926
                                            ----------          ----------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                                          --                  --                 --                 --
 Net transfers                                 (10,514)                663               (276)             9,226
 Surrenders for benefit payments and
  fees                                          (9,925)            (57,619)           (40,669)              (322)
 Other transactions                                 --                  --               (117)                --
 Death benefits                                     --                  --                 --                 --
 Net annuity transactions                           --              (5,186)            10,381                 --
                                            ----------          ----------          ---------          ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (20,439)            (62,142)           (30,681)             8,904
                                            ----------          ----------          ---------          ---------
 Net increase (decrease) in net assets          12,198              (7,981)           (11,849)            10,830
NET ASSETS:
 Beginning of year                             131,830             179,421             84,945              4,371
                                            ----------          ----------          ---------          ---------
 End of year                                  $144,028            $171,440            $73,096            $15,201
                                            ==========          ==========          =========          =========


                                                                                         WESTERN ASSET
                                         CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE    VARIABLE GLOBAL
                                            EQUITY INCOME           ALL CAP VALUE       HIGH YIELD BOND
                                              PORTFOLIO               PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT (20)       SUB-ACCOUNT (21)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $48                    $(910)             $2,653
 Net realized gain (loss) on security
  transactions                                   (2,010)                     330                 (91)
 Net realized gain on distributions                  --                   44,281                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       13,444                  131,867                 132
                                              ---------              -----------           ---------
 Net increase (decrease) in net assets
  resulting from operations                      11,482                  175,568               2,694
                                              ---------              -----------           ---------
UNIT TRANSACTIONS:
 Purchases                                           --                       --                  --
 Net transfers                                    1,423                  (22,128)                851
 Surrenders for benefit payments and
  fees                                          (12,742)                (126,215)             (1,312)
 Other transactions                                  --                       (1)                 --
 Death benefits                                 (13,259)                 (12,671)                 --
 Net annuity transactions                           (40)                  (5,397)                 --
                                              ---------              -----------           ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (24,618)                (166,412)               (461)
                                              ---------              -----------           ---------
 Net increase (decrease) in net assets          (13,136)                   9,156               2,233
NET ASSETS:
 Beginning of year                               56,878                  649,498              57,261
                                              ---------              -----------           ---------
 End of year                                    $43,742                 $658,654             $59,494
                                              =========              ===========           =========

(20) Formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio. Change effective April 29, 2013.

(21) Formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           CLEARBRIDGE VARIABLE       INVESCO V.I.
                                             LARGE CAP VALUE           GROWTH AND
                                                PORTFOLIO             INCOME FUND
                                             SUB-ACCOUNT (22)       SUB-ACCOUNT (23)
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $284                 $(3,607)
 Net realized gain (loss) on security
  transactions                                     20,915                 115,451
 Net realized gain on distributions                10,943                  15,399
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         32,824                 347,236
                                                 --------              ----------
 Net increase (decrease) in net assets
  resulting from operations                        64,966                 474,479
                                                 --------              ----------
UNIT TRANSACTIONS:
 Purchases                                             --                     145
 Net transfers                                     (3,707)                (20,395)
 Surrenders for benefit payments and
  fees                                            (69,773)               (195,275)
 Other transactions                                    (1)                     (5)
 Death benefits                                        --                  (5,492)
 Net annuity transactions                               2                      --
                                                 --------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (73,479)               (221,022)
                                                 --------              ----------
 Net increase (decrease) in net assets             (8,513)                253,457
NET ASSETS:
 Beginning of year                                249,253               1,553,672
                                                 --------              ----------
 End of year                                     $240,740              $1,807,129
                                                 ========              ==========

(22) Formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio. Change effective April 29, 2013.

(23) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO V.I.         INVESCO V.I.
                                      INVESCO V.I.      AMERICAN FRANCHISE        MID CAP
                                     COMSTOCK FUND             FUND             GROWTH FUND
                                    SUB-ACCOUNT (24)     SUB-ACCOUNT (25)     SUB-ACCOUNT (26)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,143)             $(339,707)           $(47,986)
 Net realized gain (loss) on
  security transactions                    1,962              1,096,827             160,550
 Net realized gain on
  distributions                               --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        116,637              6,418,267             845,808
                                        --------            -----------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             116,456              7,175,387             958,372
                                        --------            -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                    --                195,951              10,930
 Net transfers                              (554)            (1,250,347)            777,152
 Surrenders for benefit payments
  and fees                               (13,339)            (5,557,694)           (521,784)
 Other transactions                            1                  2,673                   1
 Death benefits                               --               (579,330)             (1,788)
 Net annuity transactions                     --                 74,312                  --
                                        --------            -----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (13,892)            (7,114,435)            264,511
                                        --------            -----------          ----------
 Net increase (decrease) in net
  assets                                 102,564                 60,952           1,222,883
NET ASSETS:
 Beginning of year                       359,435             23,600,563           2,783,539
                                        --------            -----------          ----------
 End of year                            $461,999            $23,661,515          $4,006,422
                                        ========            ===========          ==========

                                     WELLS FARGO      WELLS FARGO
                                    ADVANTAGE VT     ADVANTAGE VT
                                     INDEX ASSET     TOTAL RETURN
                                   ALLOCATION FUND     BOND FUND
                                     SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------  --------------------------------
OPERATIONS:
 Net investment income (loss)             $(47)            $(18)
 Net realized gain (loss) on
  security transactions                    152                4
 Net realized gain on
  distributions                             --              545
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        3,359           (1,190)
                                       -------          -------
 Net increase (decrease) in net
  assets resulting from
  operations                             3,464             (659)
                                       -------          -------
UNIT TRANSACTIONS:
 Purchases                                 120              120
 Net transfers                              --               --
 Surrenders for benefit payments
  and fees                                (974)             (49)
 Other transactions                         --               --
 Death benefits                             --               --
 Net annuity transactions                   --               --
                                       -------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (854)              71
                                       -------          -------
 Net increase (decrease) in net
  assets                                 2,610             (588)
NET ASSETS:
 Beginning of year                      20,222           17,578
                                       -------          -------
 End of year                           $22,832          $16,990
                                       =======          =======

(24) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(25) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(26) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            WELLS FARGO       WELLS FARGO
                                           ADVANTAGE VT       ADVANTAGE VT
                                             INTRINSIC       INTERNATIONAL
                                            VALUE FUND        EQUITY FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(193)             $9,597
 Net realized gain (loss) on security
  transactions                                    206              13,452
 Net realized gain on distributions                --              71,128
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      7,960             141,726
                                              -------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     7,973             235,903
                                              -------          ----------
UNIT TRANSACTIONS:
 Purchases                                         --               1,992
 Net transfers                                    254             128,618
 Surrenders for benefit payments and
  fees                                             (4)           (192,286)
 Other transactions                                --                  (1)
 Death benefits                                    --             (19,094)
 Net annuity transactions                          --                  --
                                              -------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                250             (80,771)
                                              -------          ----------
 Net increase (decrease) in net assets          8,223             155,132
NET ASSETS:
 Beginning of year                             28,343           1,378,829
                                              -------          ----------
 End of year                                  $36,566          $1,533,961
                                              =======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO                          WELLS FARGO
                                             ADVANTAGE VT      WELLS FARGO       ADVANTAGE VT          WELLS FARGO
                                              SMALL CAP        ADVANTAGE VT        SMALL CAP          ADVANTAGE VT
                                             GROWTH FUND      DISCOVERY FUND      VALUE FUND        OPPORTUNITY FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(30,293)           $(84)            $(96,375)           $(108,189)
 Net realized gain (loss) on security
  transactions                                   217,688              44              865,224              587,390
 Net realized gain on distributions               91,781             173                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       406,094           2,027              743,204            1,961,013
                                              ----------          ------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      685,270           2,160            1,512,053            2,440,214
                                              ----------          ------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                         5,622              --               26,379               51,583
 Net transfers                                   (95,659)             --              (42,959)            (723,709)
 Surrenders for benefit payments and
  fees                                          (340,641)            (42)          (2,194,674)            (941,113)
 Other transactions                                   11               1                   90                   14
 Death benefits                                  (62,135)             --             (159,199)            (115,929)
 Net annuity transactions                           (656)             --                 (458)                  --
                                              ----------          ------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (493,458)            (41)          (2,370,821)          (1,729,154)
                                              ----------          ------          -----------          -----------
 Net increase (decrease) in net assets           191,812           2,119             (858,768)             711,060
NET ASSETS:
 Beginning of year                             1,598,916           5,194           12,220,444            9,315,735
                                              ----------          ------          -----------          -----------
 End of year                                  $1,790,728          $7,313          $11,361,676          $10,026,795
                                              ==========          ======          ===========          ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                  AMERICAN CENTURY VP        AMERICAN CENTURY VP
                                       VALUE FUND                GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT (1)
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $18,975                     $(29)
 Net realized gain (loss) on
  security transactions                      8,245                        3
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              119,346                     (206)
                                      ------------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               146,566                     (232)
                                      ------------                ---------
UNIT TRANSACTIONS:
 Purchases                               1,791,683                   15,000
 Net transfers                             112,266                   18,836
 Surrenders for benefit
  payments and fees                        (29,902)                      --
 Other transactions                            (48)                      --
 Death benefits                            (13,400)                      --
 Net annuity transactions                       --                       --
                                      ------------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,860,599                   33,836
                                      ------------                ---------
 Net increase (decrease) in
  net assets                             2,007,165                   33,604
NET ASSETS:
 Beginning of year                         304,415                       --
                                      ------------                ---------
 End of year                            $2,311,580                  $33,604
                                      ============                =========

(1)  Funded as of April 9, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                  VPS BALANCED WEALTH       VPS INTERNATIONAL       VPS SMALL/MID-CAP       ALLIANCEBERNSTEIN
                                  STRATEGY PORTFOLIO         VALUE PORTFOLIO         VALUE PORTFOLIO       VPS VALUE PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $26,351                 $(13,873)               $(22,212)                  $186
 Net realized gain (loss) on
  security transactions                    239,452                 (116,449)                 46,929                 10,917
 Net realized gain on
  distributions                                 --                       --                  55,106                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              310,242                1,040,038                 172,264                 12,770
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               576,045                  909,716                 252,087                 23,873
                                     -------------             ------------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                  28,096                   31,375                  68,075                     --
 Net transfers                             521,254                  447,044                  55,459                (81,652)
 Surrenders for benefit
  payments and fees                     (1,204,963)                (587,552)                (55,084)                (5,957)
 Other transactions                         (1,140)                      44                      --                    213
 Death benefits                           (275,584)                 (75,905)                (54,012)                    --
 Net annuity transactions                       --                       --                      --                     --
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (932,337)                (184,994)                 14,438                (87,396)
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets                              (356,292)                 724,722                 266,525                (63,523)
NET ASSETS:
 Beginning of year                       4,968,538                7,122,356               1,541,969                204,373
                                     -------------             ------------            ------------             ----------
 End of year                            $4,612,246               $7,847,078              $1,808,494               $140,850
                                     =============             ============            ============             ==========

                                                               INVESCO
                                 ALLIANCEBERNSTEIN         VAN KAMPEN V.I.       INVESCO V.I.
                                 VPS INTERNATIONAL              VALUE                CORE
                                  GROWTH PORTFOLIO       OPPORTUNITIES FUND      EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (2)       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,817)               $(120,305)           $(567,906)
 Net realized gain (loss) on
  security transactions                  (16,251)              (3,075,871)           2,610,784
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            163,292                7,242,980            4,976,542
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             143,224                4,046,804            7,019,420
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                31,333                  177,436              446,352
 Net transfers                            (6,664)                (645,199)          (1,809,623)
 Surrenders for benefit
  payments and fees                     (126,134)              (4,892,255)         (12,971,833)
 Other transactions                           --                    1,107                 (765)
 Death benefits                           (5,443)                (223,711)            (854,173)
 Net annuity transactions                     --                   47,321               (4,431)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (106,908)              (5,535,301)         (15,194,473)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                              36,316               (1,488,497)          (8,175,053)
NET ASSETS:
 Beginning of year                     1,108,656               28,254,417           64,528,774
                                    ------------            -------------       --------------
 End of year                          $1,144,972              $26,765,920          $56,353,721
                                    ============            =============       ==============

(2)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO V.I.             INVESCO V.I.
                                       GOVERNMENT                  HIGH
                                    SECURITIES FUND             YIELD FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,046,363                 $41,737
 Net realized gain (loss) on
  security transactions                   2,250,658                  (6,718)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,373,645)                134,856
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,923,376                 169,875
                                     --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                1,359,288                      --
 Net transfers                           22,671,229                 291,229
 Surrenders for benefit
  payments and fees                     (46,970,289)               (246,354)
 Other transactions                           1,384                      (3)
 Death benefits                          (5,009,483)                     --
 Net annuity transactions                   115,007                      --
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (27,832,864)                 44,872
                                     --------------            ------------
 Net increase (decrease) in
  net assets                            (25,909,488)                214,747
NET ASSETS:
 Beginning of year                      267,497,204               1,169,943
                                     --------------            ------------
 End of year                           $241,587,716              $1,384,690
                                     ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 INVESCO V.I.
                               INVESCO V.I.         INVESCO V.I.        INVESCO V.I.            BALANCED RISK
                               INTERNATIONAL        MID CAP CORE          SMALL CAP               ALLOCATION
                                GROWTH FUND         EQUITY FUND          EQUITY FUND                 FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(159,816)         $(1,064,913)          $(725,472)               $(32,812)
 Net realized gain (loss) on
  security transactions            1,894,411              933,787           2,669,084                  79,926
 Net realized gain on
  distributions                           --              469,223                  --                  16,359
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,380,521            4,763,384           2,599,023                 268,671
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       8,115,116            5,101,481           4,542,635                 332,144
                               -------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         1,406,711              329,950             301,543                 262,280
 Net transfers                    (1,102,380)          (1,357,245)         (2,837,198)              5,056,064
 Surrenders for benefit
  payments and fees               (8,707,851)         (10,957,423)         (6,672,173)               (448,228)
 Other transactions                     (300)               2,021               1,899                     131
 Death benefits                     (983,591)            (579,261)           (582,793)                   (106)
 Net annuity transactions                134               27,077                 231                      --
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (9,387,277)         (12,534,881)         (9,788,491)              4,870,141
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets                      (1,272,161)          (7,433,400)         (5,245,856)              5,202,285
NET ASSETS:
 Beginning of year                63,954,402           61,453,126          43,377,847               2,816,976
                               -------------       --------------       -------------            ------------
 End of year                     $62,682,241          $54,019,726         $38,131,991              $8,019,261
                               =============       ==============       =============            ============


                                  INVESCO V.I.         AMERICAN CENTURY VP          AMERICAN FUNDS
                                   DIVERSIFIED               MID CAP                    GLOBAL
                                  DIVIDEND FUND            VALUE FUND                 BOND FUND
                                 SUB-ACCOUNT (3)           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8                     $522                     $201,182
 Net realized gain (loss) on
  security transactions                  (21)                      36                    2,382,750
 Net realized gain on
  distributions                           --                    1,545                      706,736
 Net unrealized appreciation
  (depreciation) of
  investments during the year            894                    2,712                      155,059
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             881                    4,815                    3,445,727
                                     -------                ---------               --------------
UNIT TRANSACTIONS:
 Purchases                                --                   32,879                      482,613
 Net transfers                            --                    8,473                   (1,039,270)
 Surrenders for benefit
  payments and fees                     (339)                    (467)                 (14,085,160)
 Other transactions                       --                       (1)                        (312)
 Death benefits                           --                       --                   (1,639,016)
 Net annuity transactions                 --                       --                       (3,594)
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (339)                  40,884                  (16,284,739)
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets                             542                   45,699                  (12,839,012)
NET ASSETS:
 Beginning of year                     5,679                   19,524                   85,944,799
                                     -------                ---------               --------------
 End of year                          $6,221                  $65,223                  $73,105,787
                                     =======                =========               ==============

(3)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                         GLOBAL                AMERICAN FUNDS
                                       GROWTH AND                  ASSET
                                      INCOME FUND             ALLOCATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $597,708                   $73,921
 Net realized gain (loss) on
  security transactions                  (2,369,527)               12,205,573
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            14,251,805                22,039,542
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,479,986                34,319,036
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  380,636                   910,140
 Net transfers                           (5,650,733)               (2,642,524)
 Surrenders for benefit
  payments and fees                     (12,735,514)              (45,018,792)
 Other transactions                           3,590                    (1,728)
 Death benefits                          (1,480,008)               (5,274,416)
 Net annuity transactions                    (7,149)                  (41,228)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (19,489,178)              (52,068,548)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             (7,009,192)              (17,749,512)
NET ASSETS:
 Beginning of year                       89,491,258               260,059,129
                                     --------------            --------------
 End of year                            $82,482,066              $242,309,617
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                      BLUE CHIP                                         AMERICAN FUNDS
                                      INCOME AND              AMERICAN FUNDS                GLOBAL           AMERICAN FUNDS
                                     GROWTH FUND                BOND FUND                GROWTH FUND           GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $73,405                $1,577,155                 $(696,834)          $(6,594,926)
 Net realized gain (loss) on
  security transactions                  2,865,360                 1,592,620                 4,143,577            21,829,110
 Net realized gain on
  distributions                                 --                        --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,888,233                 5,929,036                11,161,905            81,683,032
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,826,998                 9,098,811                14,608,648            96,917,216
                                    --------------            --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 513,111                 1,600,953                   548,539             3,101,583
 Net transfers                          (1,856,970)               14,455,998                (2,482,535)          (32,173,281)
 Surrenders for benefit
  payments and fees                    (18,823,864)              (51,827,748)              (10,772,967)         (104,304,919)
 Other transactions                          1,726                       324                    (1,012)                 (978)
 Death benefits                         (1,838,477)               (4,754,552)               (1,447,966)           (9,976,185)
 Net annuity transactions                   28,679                    57,013                    10,756                  (186)
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (21,975,795)              (40,468,012)              (14,145,185)         (143,353,966)
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets                            (9,148,797)              (31,369,201)                  463,463           (46,436,750)
NET ASSETS:
 Beginning of year                     113,273,595               271,699,885                76,861,299           655,087,898
                                    --------------            --------------            --------------       ---------------
 End of year                          $104,124,798              $240,330,684               $77,324,762          $608,651,148
                                    ==============            ==============            ==============       ===============


                                    AMERICAN FUNDS             AMERICAN FUNDS            AMERICAN FUNDS
                                  GROWTH-INCOME FUND         INTERNATIONAL FUND          NEW WORLD FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,443,669)                $(614,066)                $(638,172)
 Net realized gain (loss) on
  security transactions                  10,638,574                  (227,891)                6,178,377
 Net realized gain on
  distributions                                  --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            75,672,724                25,213,893                 5,278,407
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             84,867,629                24,371,936                10,818,612
                                    ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,598,546                   607,806                   404,117
 Net transfers                          (31,208,793)               (7,395,664)               (3,340,758)
 Surrenders for benefit
  payments and fees                     (94,675,024)              (25,414,435)              (12,460,928)
 Other transactions                           5,061                     1,220                      (474)
 Death benefits                         (10,796,821)               (2,486,378)               (1,170,430)
 Net annuity transactions                   (35,585)                  (42,674)                    3,695
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (134,112,616)              (34,730,125)              (16,564,778)
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                            (49,244,987)              (10,358,189)               (5,746,166)
NET ASSETS:
 Beginning of year                      598,947,672               169,374,968                76,375,757
                                    ---------------            --------------            --------------
 End of year                           $549,702,685              $159,016,779               $70,629,591
                                    ===============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS              STERLING
                                      GLOBAL SMALL           CAPITAL STRATEGIC
                                  CAPITALIZATION FUND      ALLOCATION EQUITY VIF
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(282,051)                 $(38)
 Net realized gain (loss) on
  security transactions                   2,111,380                    64
 Net realized gain on
  distributions                                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,095,781                   396
                                     --------------               -------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,925,110                   422
                                     --------------               -------
UNIT TRANSACTIONS:
 Purchases                                  392,805                    --
 Net transfers                           (3,853,789)                  (13)
 Surrenders for benefit
  payments and fees                      (8,814,510)                   (4)
 Other transactions                             482                    --
 Death benefits                            (844,473)                   --
 Net annuity transactions                    40,644                    --
                                     --------------               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,078,841)                  (17)
                                     --------------               -------
 Net increase (decrease) in
  net assets                             (4,153,731)                  405
NET ASSETS:
 Beginning of year                       60,564,986                 3,618
                                     --------------               -------
 End of year                            $56,411,255                $4,023
                                     ==============               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      COLUMBIA VARIABLE
                                    STERLING               STERLING                STERLING              PORTFOLIO --
                                 CAPITAL SELECT        CAPITAL SPECIAL          CAPITAL TOTAL           SMALL COMPANY
                                   EQUITY VIF         OPPORTUNITIES VIF        RETURN BOND VIF           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(3)               $(27,761)                $12,499               $(130,313)
 Net realized gain (loss) on
  security transactions                     9                  40,861                  14,465                 (71,607)
 Net realized gain on
  distributions                            --                  91,027                  28,212                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             187                 147,428                 (11,696)                788,349
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              193                 251,555                  43,480                 586,429
                                    ---------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                  63,437                      --                  11,424
 Net transfers                         27,791                (100,154)                 (1,521)                (98,183)
 Surrenders for benefit
  payments and fees                       (19)               (163,191)               (104,575)               (786,214)
 Other transactions                         1                    (213)                    142                      57
 Death benefits                            --                      --                      --                (120,580)
 Net annuity transactions                  --                      --                      --                   1,107
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    27,773                (200,121)               (105,954)               (992,389)
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           27,966                  51,434                 (62,474)               (405,960)
NET ASSETS:
 Beginning of year                      2,200               2,074,711               1,015,821               6,168,754
                                    ---------            ------------            ------------            ------------
 End of year                          $30,166              $2,126,145                $953,347              $5,762,794
                                    =========            ============            ============            ============

                                    WELLS FARGO
                                    ADVANTAGE VT          FIDELITY(R) VIP      FIDELITY(R) VIP
                                       OMEGA                   GROWTH           CONTRAFUND(R)
                                    GROWTH FUND              PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,237)               $(12,661)           $(142,387)
 Net realized gain (loss) on
  security transactions                   27,668                  85,556            1,337,222
 Net realized gain on
  distributions                           69,767                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             28,728                  49,045            1,830,194
                                    ------------            ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             109,926                 121,940            3,025,029
                                    ------------            ------------        -------------
UNIT TRANSACTIONS:
 Purchases                                11,970                     350            1,579,411
 Net transfers                           505,395                 (85,808)            (729,035)
 Surrenders for benefit
  payments and fees                      (69,348)               (226,097)          (2,344,064)
 Other transactions                            4                       1                 (207)
 Death benefits                               --                  (7,308)            (294,722)
 Net annuity transactions                     --                      --              (14,149)
                                    ------------            ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      448,021                (318,862)          (1,802,766)
                                    ------------            ------------        -------------
 Net increase (decrease) in
  net assets                             557,947                (196,922)           1,222,263
NET ASSETS:
 Beginning of year                       591,440               1,018,966           21,466,459
                                    ------------            ------------        -------------
 End of year                          $1,149,387                $822,044          $22,688,722
                                    ============            ============        =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP          FIDELITY(R) VIP
                                    MID CAP              VALUE STRATEGIES
                                   PORTFOLIO                PORTFOLIO
                                  SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(209,355)                $(17,592)
 Net realized gain (loss) on
  security transactions                758,090                  105,178
 Net realized gain on
  distributions                      1,287,640                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          116,903                  202,138
                                 -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         1,953,278                  289,724
                                 -------------             ------------
UNIT TRANSACTIONS:
 Purchases                             151,805                   15,129
 Net transfers                        (314,583)                (356,504)
 Surrenders for benefit
  payments and fees                 (1,079,134)                 (83,277)
 Other transactions                        (65)                      --
 Death benefits                       (149,254)                  (8,783)
 Net annuity transactions               (5,406)                     682
                                 -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (1,396,637)                (432,753)
                                 -------------             ------------
 Net increase (decrease) in
  net assets                           556,641                 (143,029)
NET ASSETS:
 Beginning of year                  15,589,399                1,246,163
                                 -------------             ------------
 End of year                       $16,146,040               $1,103,134
                                 =============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP                                    FRANKLIN
                                 DYNAMIC CAPITAL        FIDELITY(R) VIP              RISING              FRANKLIN
                                   APPRECIATION        STRATEGIC INCOME            DIVIDENDS              INCOME
                                    PORTFOLIO              PORTFOLIO            SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,584)               $2,190                  $(247,180)          $39,193,159
 Net realized gain (loss) on
  security transactions                 15,247                    62                 10,657,103            (2,341,435)
 Net realized gain on
  distributions                             --                   746                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           31,217                 1,991                 16,350,457            47,750,039
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            42,880                 4,989                 26,760,380            84,601,763
                                    ----------             ---------             --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 361                30,000                  1,624,429             3,636,525
 Net transfers                          90,557                15,095                 (1,354,796)          (19,372,257)
 Surrenders for benefit
  payments and fees                     (6,562)                 (220)               (44,671,484)         (134,631,406)
 Other transactions                        152                    --                      1,840                (4,368)
 Death benefits                             --                    --                 (4,901,383)          (17,329,889)
 Net annuity transactions                   --                    --                       (304)               39,711
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     84,508                44,875                (49,301,698)         (167,661,684)
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets                           127,388                49,864                (22,541,318)          (83,059,921)
NET ASSETS:
 Beginning of year                     171,347                26,385                287,809,621           866,473,608
                                    ----------             ---------             --------------       ---------------
 End of year                          $298,735               $76,249               $265,268,303          $783,413,687
                                    ==========             =========             ==============       ===============

                                       FRANKLIN                 FRANKLIN                 FRANKLIN
                                      LARGE CAP                  GLOBAL               SMALL-MID CAP
                                        GROWTH                REAL ESTATE                 GROWTH
                                   SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(416,692)               $(17,844)              $(1,411,573)
 Net realized gain (loss) on
  security transactions                  1,668,322                (104,154)                3,297,577
 Net realized gain on
  distributions                                 --                      --                 5,650,576
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,050,455                 386,761                  (699,159)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,302,085                 264,763                 6,837,421
                                    --------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 383,510                     229                   425,948
 Net transfers                          (1,891,932)                (65,589)               (3,094,263)
 Surrenders for benefit
  payments and fees                     (8,363,298)               (171,638)              (12,268,898)
 Other transactions                            787                      (1)                      792
 Death benefits                           (540,114)                (19,423)               (1,093,523)
 Net annuity transactions                   (1,399)                 30,376                   (10,701)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,412,446)               (226,046)              (16,040,645)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets                            (6,110,361)                 38,717                (9,203,224)
NET ASSETS:
 Beginning of year                      43,752,484               1,171,672                79,698,492
                                    --------------            ------------            --------------
 End of year                           $37,642,123              $1,210,389               $70,495,268
                                    ==============            ============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN
                                       SMALL CAP                STRATEGIC
                                         VALUE                    INCOME
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(161,836)              $13,375,962
 Net realized gain (loss) on
  security transactions                  1,149,380                 3,903,318
 Net realized gain on
  distributions                                 --                   294,265
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,318,312                 9,396,034
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,305,856                26,969,579
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 143,698                 2,209,896
 Net transfers                            (270,643)               13,440,001
 Surrenders for benefit
  payments and fees                     (2,445,737)              (44,712,425)
 Other transactions                           (499)                    3,070
 Death benefits                           (206,895)               (4,411,680)
 Net annuity transactions                     (159)                   89,740
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,780,235)              (33,381,398)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                              (474,379)               (6,411,819)
NET ASSETS:
 Beginning of year                      16,252,963               257,179,250
                                     -------------            --------------
 End of year                           $15,778,584              $250,767,431
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          TEMPLETON
                                                          DEVELOPING              TEMPLETON               TEMPLETON
                                MUTUAL SHARES              MARKETS                 FOREIGN                  GROWTH
                               SECURITIES FUND         SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $990,443               $(114,663)             $1,633,102                $772,340
 Net realized gain (loss)
  on security transactions           6,243,309                 459,466                (923,977)             (6,114,559)
 Net realized gain on
  distributions                             --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              37,361,515               5,257,466              19,512,817              45,812,352
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   44,595,267               5,602,269              20,221,942              40,470,133
                                --------------          --------------          --------------          --------------
UNIT TRANSACTIONS:
 Purchases                           2,551,284                 271,339               1,426,950               1,711,566
 Net transfers                     (19,605,562)             (2,438,211)             (1,251,309)            (12,255,366)
 Surrenders for benefit
  payments and fees                (62,381,475)             (9,982,193)            (25,573,441)            (40,071,214)
 Other transactions                    (10,184)                   (522)                  3,365                  (2,686)
 Death benefits                     (7,700,860)               (586,034)             (2,112,168)             (4,638,190)
 Net annuity transactions               58,860                  23,524                  31,066                  24,406
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (87,087,937)            (12,712,097)            (27,475,537)            (55,231,484)
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets                    (42,492,670)             (7,109,828)             (7,253,595)            (14,761,351)
NET ASSETS:
 Beginning of year                 397,801,809              56,219,294             139,228,121             241,244,696
                                --------------          --------------          --------------          --------------
 End of year                      $355,309,139             $49,109,466            $131,974,526            $226,483,345
                                ==============          ==============          ==============          ==============

                                                          FRANKLIN               FRANKLIN
                                    MUTUAL                FLEX CAP               LARGE CAP
                               GLOBAL DISCOVERY            GROWTH                  VALUE
                               SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $915,570              $(355,291)              $(15,055)
 Net realized gain (loss)
  on security transactions           4,083,773              1,148,305                 54,767
 Net realized gain on
  distributions                      6,115,193                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,964,871                617,235                884,528
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   13,079,407              1,410,249                924,240
                                --------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                             492,549                207,795                 18,831
 Net transfers                      (6,393,554)               (57,414)               (24,083)
 Surrenders for benefit
  payments and fees                (18,210,439)            (3,305,756)            (1,015,496)
 Other transactions                       (897)                 1,750                    (56)
 Death benefits                     (1,843,290)              (235,955)              (101,167)
 Net annuity transactions              (70,017)                 2,983                     --
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (26,025,648)            (3,386,597)            (1,121,971)
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets                    (12,946,241)            (1,976,348)              (197,731)
NET ASSETS:
 Beginning of year                 126,044,828             19,594,014              7,801,283
                                --------------          -------------          -------------
 End of year                      $113,098,587            $17,617,666             $7,603,552
                                ==============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                HARTFORD
                                      GLOBAL BOND               BALANCED
                                    SECURITIES FUND             HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (4)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,010,798                 $141,193
 Net realized gain (loss) on
  security transactions                    292,171                 (196,157)
 Net realized gain on
  distributions                             34,949                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,360,208                1,532,574
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,698,126                1,477,610
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 366,975                   39,679
 Net transfers                           1,298,342                1,269,295
 Surrenders for benefit
  payments and fees                     (1,809,832)              (2,171,549)
 Other transactions                            106                      337
 Death benefits                           (552,354)                (205,278)
 Net annuity transactions                   21,110                   11,437
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (675,653)              (1,056,079)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             2,022,473                  421,531
NET ASSETS:
 Beginning of year                      20,322,857               15,792,890
                                     -------------            -------------
 End of year                           $22,345,330              $16,214,421
                                     =============            =============

(4)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD             HARTFORD
                                   TOTAL               CAPITAL              DIVIDEND                HARTFORD
                                RETURN BOND          APPRECIATION          AND GROWTH           GLOBAL RESEARCH
                                  HLS FUND             HLS FUND             HLS FUND                HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $4,094,673            $(311,695)            $570,909               $(3,983)
 Net realized gain (loss) on
  security transactions             2,598,757            5,011,980            4,796,178                 1,053
 Net realized gain on
  distributions                            --                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,833,107           17,426,422            6,546,097                48,459
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,526,537           22,126,707           11,913,184                45,529
                               --------------       --------------       --------------            ----------
UNIT TRANSACTIONS:
 Purchases                          1,566,023            1,638,693            1,402,280                    --
 Net transfers                      5,197,603           (6,937,917)          (6,786,441)               29,725
 Surrenders for benefit
  payments and fees               (15,863,350)         (12,800,489)         (10,004,911)              (88,482)
 Other transactions                      (956)                (568)                 125                     1
 Death benefits                    (2,204,561)          (1,451,410)          (1,354,877)               (5,014)
 Net annuity transactions              (4,267)              30,263               35,268                    --
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (11,309,508)         (19,521,428)         (16,708,556)              (63,770)
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets                       (1,782,971)           2,605,279           (4,795,372)              (18,241)
NET ASSETS:
 Beginning of year                166,428,046          139,889,415          105,474,269               358,485
                               --------------       --------------       --------------            ----------
 End of year                     $164,645,075         $142,494,694         $100,678,897              $340,244
                               ==============       ==============       ==============            ==========

                                                                              HARTFORD
                                     HARTFORD               HARTFORD         DISCIPLINED
                                    HEALTHCARE           GLOBAL GROWTH         EQUITY
                                     HLS FUND               HLS FUND          HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,971)              $(7,228)            $(1,927)
 Net realized gain (loss) on
  security transactions                  25,800               (21,650)            584,332
 Net realized gain on
  distributions                              --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            18,773               146,342           1,290,242
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             41,602               117,464           1,872,647
                                    -----------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                   --                   500             105,160
 Net transfers                              478                60,635            (941,763)
 Surrenders for benefit
  payments and fees                    (122,355)              (50,314)           (862,033)
 Other transactions                           1                    --                  47
 Death benefits                          (2,487)                 (747)           (131,544)
 Net annuity transactions                    --                 2,501                (487)
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (124,363)               12,575          (1,830,620)
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets                            (82,761)              130,039              42,027
NET ASSETS:
 Beginning of year                      258,792               559,775          12,356,809
                                    -----------            ----------       -------------
 End of year                           $176,031              $689,814         $12,398,836
                                    ===========            ==========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD            GROWTH
                                        GROWTH          OPPORTUNITIES
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(16,153)          $(480,180)
 Net realized gain (loss) on
  security transactions                    45,966           1,794,293
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             146,296           5,609,690
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              176,109           6,923,803
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 86,573             466,443
 Net transfers                            127,333          (2,303,345)
 Surrenders for benefit
  payments and fees                      (263,761)         (2,290,301)
 Other transactions                           136                (477)
 Death benefits                                --            (351,645)
 Net annuity transactions                      --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (49,719)         (4,479,325)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              126,390           2,444,478
NET ASSETS:
 Beginning of year                      1,061,553          28,353,767
                                     ------------       -------------
 End of year                           $1,187,943         $30,798,245
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD                HARTFORD
                                 HARTFORD                 HARTFORD             INTERNATIONAL           SMALL/MID CAP
                                HIGH YIELD                 INDEX               OPPORTUNITIES               EQUITY
                                 HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $707,561                 $68,762                 $15,823                $(27,004)
 Net realized gain (loss) on
  security transactions              143,267                   6,879                 127,105                  95,330
 Net realized gain on
  distributions                           --                      --                      --                 307,036
 Net unrealized appreciation
  (depreciation) of
  investments during the year        268,000                 181,766               1,280,822                 (86,910)
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,118,828                 257,407               1,423,750                 288,452
                               -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                           265,032               2,008,630                 496,671                  45,657
 Net transfers                     1,096,776               3,335,670                 363,325                (247,773)
 Surrenders for benefit
  payments and fees                 (710,541)                (21,585)               (964,434)               (239,977)
 Other transactions                       16                     188                  (1,066)                     (5)
 Death benefits                     (109,309)                 (2,591)               (127,759)                (48,276)
 Net annuity transactions                 --                      --                  10,952                      --
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  541,974               5,320,312                (222,311)               (490,374)
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                       1,660,802               5,577,719               1,201,439                (201,922)
NET ASSETS:
 Beginning of year                 8,356,503                 485,264               7,869,538               2,348,290
                               -------------            ------------            ------------            ------------
 End of year                     $10,017,305              $6,062,983              $9,070,977              $2,146,368
                               =============            ============            ============            ============


                                      HARTFORD               HARTFORD           HARTFORD
                                       MIDCAP              MIDCAP VALUE       MONEY MARKET
                                      HLS FUND               HLS FUND           HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,818)              $(3,109)          $(3,794,143)
 Net realized gain (loss) on
  security transactions                   34,211                12,403                     2
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            171,789                51,664                    --
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             195,182                60,958            (3,794,141)
                                    ------------            ----------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    --                 4,859             4,396,032
 Net transfers                           (54,686)               16,857            90,860,657
 Surrenders for benefit
  payments and fees                     (229,256)               (9,266)         (140,241,269)
 Other transactions                            1                    --                 3,797
 Death benefits                           (2,929)                   --            (7,517,061)
 Net annuity transactions                  7,000                    --               (26,068)
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (279,870)               12,450           (52,523,912)
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets                             (84,688)               73,408           (56,318,053)
NET ASSETS:
 Beginning of year                     1,252,249               258,234           251,768,173
                                    ------------            ----------       ---------------
 End of year                          $1,167,561              $331,642          $195,450,120
                                    ============            ==========       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(85,348)                $(30,151)
 Net realized gain (loss) on
  security transactions                   266,974                  200,484
 Net realized gain on
  distributions                               284                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             376,714                  104,851
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              558,624                  275,184
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  3,785                   13,793
 Net transfers                           (122,194)              (1,063,549)
 Surrenders for benefit
  payments and fees                      (511,202)                (122,558)
 Other transactions                          (914)                       1
 Death benefits                           (75,109)                  (7,413)
 Net annuity transactions                   5,703                    5,239
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (699,931)              (1,174,487)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (141,307)                (899,303)
NET ASSETS:
 Beginning of year                      4,322,079                2,122,457
                                     ------------            -------------
 End of year                           $4,180,772               $1,223,154
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       HARTFORD
                              HARTFORD              U.S. GOVERNMENT             HARTFORD             AMERICAN FUNDS
                                STOCK                 SECURITIES                 VALUE              ASSET ALLOCATION
                              HLS FUND                 HLS FUND                 HLS FUND                HLS FUND
                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(18,337)                 $88,558                 $12,341                 $(17,703)
 Net realized gain (loss)
  on security transactions       (100,798)                  66,438                  49,538                  700,039
 Net realized gain on
  distributions                        --                       --                      --                   29,622
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          1,248,553                   12,351                 144,763                1,107,901
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               1,129,418                  167,347                 206,642                1,819,859
                            -------------            -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                         12,932                  223,626                 113,717                  671,408
 Net transfers                 (1,124,963)                 411,200                   6,085                  494,078
 Surrenders for benefit
  payments and fees            (1,343,585)              (1,258,434)                (87,697)              (1,984,041)
 Other transactions                  (851)                     177                       2                     (235)
 Death benefits                  (176,113)                 (47,188)                   (931)                (190,119)
 Net annuity transactions           9,750                       --                    (705)                      --
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (2,622,830)                (670,619)                 30,471               (1,008,909)
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets                (1,493,412)                (503,272)                237,113                  810,950
NET ASSETS:
 Beginning of year             10,241,194                8,798,938               1,339,984               13,399,869
                            -------------            -------------            ------------            -------------
 End of year                   $8,747,782               $8,295,666              $1,577,097              $14,210,819
                            =============            =============            ============            =============

                                AMERICAN FUNDS
                                  BLUE CHIP
                                  INCOME AND            AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH                   BOND                 GLOBAL BOND
                                   HLS FUND                HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(30,403)                $359,991                 $45,045
 Net realized gain (loss)
  on security transactions            264,458                  572,224                 126,406
 Net realized gain on
  distributions                        41,879                  718,141                  89,662
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                390,761                 (521,158)                (73,589)
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     666,695                1,129,198                 187,524
                                 ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            162,943                  393,619                 103,282
 Net transfers                         75,249                2,431,206                (129,944)
 Surrenders for benefit
  payments and fees                  (722,109)              (2,872,682)               (509,707)
 Other transactions                      (279)                  (1,325)                   (217)
 Death benefits                       (68,216)                (501,152)                (48,896)
 Net annuity transactions                  --                   (3,446)                     --
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (552,412)                (553,780)               (585,482)
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets                       114,283                  575,418                (397,958)
NET ASSETS:
 Beginning of year                  5,781,325               32,461,762               4,700,603
                                 ------------            -------------            ------------
 End of year                       $5,895,608              $33,037,180              $4,302,645
                                 ============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME             GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $112,299                $(23,285)
 Net realized gain (loss) on
  security transactions                    477,227                 192,633
 Net realized gain on
  distributions                                511                  38,320
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,184,845                 474,146
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,774,882                 681,814
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  46,271                  24,455
 Net transfers                            (999,428)               (531,526)
 Surrenders for benefit
  payments and fees                     (1,234,195)               (425,976)
 Other transactions                           (801)                   (173)
 Death benefits                            (83,351)                (21,710)
 Net annuity transactions                       --                  (2,568)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,271,504)               (957,498)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (496,622)               (275,684)
NET ASSETS:
 Beginning of year                      12,429,413               3,722,272
                                     -------------            ------------
 End of year                           $11,932,791              $3,446,588
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                 GLOBAL SMALL           AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                CAPITALIZATION              GROWTH                GROWTH-INCOME            INTERNATIONAL
                                   HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(41,638)               $(698,306)               $(108,684)                 $27,598
 Net realized gain (loss)
  on security transactions            216,464                2,734,056                1,045,143                  487,103
 Net realized gain on
  distributions                       793,413                  165,415                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                337,635                5,977,775                3,341,091                4,980,248
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   1,305,874                8,178,940                4,277,550                5,494,949
                                 ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             84,903                2,171,075                1,672,653                  962,190
 Net transfers                        (24,717)              (1,661,821)              (1,046,188)                 474,272
 Surrenders for benefit
  payments and fees                  (697,571)              (4,238,426)              (2,333,296)              (2,764,280)
 Other transactions                      (621)                  (2,541)                  (1,220)                  (1,213)
 Death benefits                       (52,609)                (648,431)                (350,688)                (357,039)
 Net annuity transactions              (6,509)                 (10,598)                  (2,266)                  (2,708)
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (697,124)              (4,390,742)              (2,061,005)              (1,688,778)
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets                       608,750                3,788,198                2,216,545                3,806,171
NET ASSETS:
 Beginning of year                  8,326,884               52,704,373               28,728,041               34,559,883
                                 ------------            -------------            -------------            -------------
 End of year                       $8,935,634              $56,492,571              $30,944,586              $38,366,054
                                 ============            =============            =============            =============

                                                       HARTFORD
                                AMERICAN FUNDS         PORTFOLIO             HUNTINGTON VA
                                   NEW WORLD          DIVERSIFIER                INCOME
                                   HLS FUND            HLS FUND               EQUITY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(16,697)           $(76,670)               $110,724
 Net realized gain (loss)
  on security transactions             260,153             (40,247)                 (3,218)
 Net realized gain on
  distributions                        405,198                  --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 457,982          (1,529,472)                165,467
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,106,636          (1,646,389)                272,973
                                 -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              18,302          22,615,429               1,050,490
 Net transfers                        (822,741)         15,973,116                 468,570
 Surrenders for benefit
  payments and fees                   (780,005)           (449,879)               (267,352)
 Other transactions                       (405)              2,117                    (368)
 Death benefits                        (94,663)            (77,356)                (42,986)
 Net annuity transactions                   --                  --                      --
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,679,512)         38,063,427               1,208,354
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets                       (572,876)         36,417,038               1,481,327
NET ASSETS:
 Beginning of year                   7,873,773           7,422,841               2,608,841
                                 -------------       -------------            ------------
 End of year                        $7,300,897         $43,839,879              $4,090,168
                                 =============       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                       DIVIDEND             HUNTINGTON VA
                                     CAPTURE FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $143,186                $(28,613)
 Net realized gain (loss) on
  security transactions                  (191,373)                (12,466)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             662,224                 246,996
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              614,037                 205,917
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                145,555                 124,565
 Net transfers                            199,777                 (58,652)
 Surrenders for benefit
  payments and fees                      (769,508)               (203,917)
 Other transactions                          (293)                     (3)
 Death benefits                          (108,417)                (42,016)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (532,886)               (180,023)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                               81,151                  25,894
NET ASSETS:
 Beginning of year                      6,643,933               2,383,392
                                     ------------            ------------
 End of year                           $6,725,084              $2,409,286
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                   MID CORP                ROTATING             INTERNATIONAL           HUNTINGTON VA
                                 AMERICA FUND            MARKETS FUND            EQUITY FUND            MACRO 100 FUND
                               SUB-ACCOUNT (5)           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(102,610)                $(3,962)                $(6,519)                $(8,197)
 Net realized gain (loss)
  on security transactions           (367,267)                 (4,628)                (88,010)                (11,633)
 Net realized gain on
  distributions                       367,377                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,170,496                  78,585                 642,671                 173,221
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                   1,067,996                  69,995                 548,142                 153,391
                                 ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            153,310                  12,466                 726,195               1,034,648
 Net transfers                       (204,593)                (42,631)                261,962                 450,186
 Surrenders for benefit
  payments and fees                  (810,770)               (120,950)               (445,023)               (121,040)
 Other transactions                       237                       1                  (1,144)                   (403)
 Death benefits                       (80,264)                (10,187)                (47,572)                (28,326)
 Net annuity transactions                  --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (942,080)               (161,301)                494,418               1,335,065
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                       125,916                 (91,306)              1,042,560               1,488,456
NET ASSETS:
 Beginning of year                  6,982,083               1,395,134               4,177,237               1,306,810
                                 ------------            ------------            ------------            ------------
 End of year                       $7,107,999              $1,303,828              $5,219,797              $2,795,266
                                 ============            ============            ============            ============

                                HUNTINGTON VA                                    LORD ABBETT
                                   MORTGAGE             HUNTINGTON VA            FUNDAMENTAL
                               SECURITIES FUND            SITUS FUND             EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $31,885                $(93,928)                $(1,640)
 Net realized gain (loss)
  on security transactions             39,059                 225,436                   7,955
 Net realized gain on
  distributions                            --                      --                  27,348
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (11,724)                925,870                  66,356
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      59,220               1,057,378                 100,019
                                 ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            113,446                 148,566                 664,449
 Net transfers                        265,864                (132,668)                140,686
 Surrenders for benefit
  payments and fees                  (280,430)               (665,915)                (21,483)
 Other transactions                        --                    (222)                    (46)
 Death benefits                       (73,153)                (49,494)                     --
 Net annuity transactions                  --                      --                      --
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               25,727                (699,733)                783,606
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets                        84,947                 357,645                 883,625
NET ASSETS:
 Beginning of year                  3,132,291               5,425,312                 847,843
                                 ------------            ------------            ------------
 End of year                       $3,217,238              $5,782,957              $1,731,468
                                 ============            ============            ============

(5) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      CALIBRATED                   LORD ABBETT
                                       DIVIDEND                       BOND
                                     GROWTH FUND                 DEBENTURE FUND
                                   SUB-ACCOUNT (6)                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $38,915                      $550,011
 Net realized gain (loss) on
  security transactions                    47,254                       420,808
 Net realized gain on
  distributions                                --                       175,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year             169,864                       305,970
                                     ------------                 -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              256,033                     1,452,781
                                     ------------                 -------------
UNIT TRANSACTIONS:
 Purchases                                 22,498                       128,960
 Net transfers                             58,053                       779,327
 Surrenders for benefit
  payments and fees                      (152,401)                   (1,519,121)
 Other transactions                            31                             9
 Death benefits                                --                      (113,082)
 Net annuity transactions                      --                        18,883
                                     ------------                 -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (71,819)                     (705,024)
                                     ------------                 -------------
 Net increase (decrease) in
  net assets                              184,214                       747,757
NET ASSETS:
 Beginning of year                      2,462,182                    13,436,469
                                     ------------                 -------------
 End of year                           $2,646,396                   $14,184,226
                                     ============                 =============

(6) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                     GROWTH AND         MFS(R) CORE             MFS(R) GROWTH       MFS(R) GLOBAL
                                    INCOME FUND        EQUITY SERIES               SERIES           EQUITY SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(19,200)           $(64,291)               $(357,142)           $(47,446)
 Net realized gain (loss) on
  security transactions                  152,570             192,282                1,812,981             336,041
 Net realized gain on
  distributions                               --                  --                       --             154,132
 Net unrealized appreciation
  (depreciation) of
  investments during the year            128,190             687,220                1,378,434             850,715
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             261,560             815,211                2,834,273           1,293,442
                                    ------------       -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                31,370              12,646                  289,636              68,036
 Net transfers                          (110,075)            321,445                2,322,825             989,041
 Surrenders for benefit
  payments and fees                     (539,797)         (1,224,286)              (3,724,748)         (1,398,689)
 Other transactions                          (73)                480                   (8,745)                689
 Death benefits                          (73,993)           (143,493)                (348,150)           (109,683)
 Net annuity transactions                     --             (10,534)                  11,416              19,654
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (692,568)         (1,043,742)              (1,457,766)           (430,952)
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets                            (431,008)           (228,531)               1,376,507             862,490
NET ASSETS:
 Beginning of year                     2,666,369           5,906,990               19,076,490           6,426,296
                                    ------------       -------------            -------------       -------------
 End of year                          $2,235,361          $5,678,459              $20,452,997          $7,288,786
                                    ============       =============            =============       =============

                                                       MFS(R) INVESTORS
                                MFS(R) HIGH                 GROWTH               MFS(R) INVESTORS
                               INCOME SERIES             STOCK SERIES              TRUST SERIES
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $4,269,798                $(152,462)                $(920,801)
 Net realized gain (loss) on
  security transactions            (1,131,906)                 677,821                 5,886,937
 Net realized gain on
  distributions                            --                  529,931                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,494,179                  482,686                11,594,270
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,632,071                1,537,976                16,560,406
                               --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            325,601                   32,117                   258,885
 Net transfers                      8,694,413                 (301,582)               (8,588,849)
 Surrenders for benefit
  payments and fees               (13,594,952)              (2,130,751)              (17,425,610)
 Other transactions                       182                      103                       682
 Death benefits                    (1,899,203)                (151,991)               (1,729,290)
 Net annuity transactions               3,138                      419                    (9,866)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (6,470,821)              (2,551,685)              (27,494,048)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets                        2,161,250               (1,013,709)              (10,933,642)
NET ASSETS:
 Beginning of year                 70,952,605               11,299,773               106,104,005
                               --------------            -------------            --------------
 End of year                      $73,113,855              $10,286,064               $95,170,363
                               ==============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MFS(R) MID CAP              MFS(R) NEW
                                     GROWTH SERIES           DISCOVERY SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(380,515)              $(1,208,388)
 Net realized gain (loss) on
  security transactions                   (169,933)                2,100,445
 Net realized gain on
  distributions                                 --                 6,116,617
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,320,387                 4,903,589
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,769,939                11,912,263
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 152,680                   190,075
 Net transfers                             361,250                (4,741,762)
 Surrenders for benefit
  payments and fees                     (3,993,755)              (11,815,388)
 Other transactions                          3,523                     1,081
 Death benefits                           (372,510)                 (830,569)
 Net annuity transactions                    7,034                   (20,510)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,841,778)              (17,217,073)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            (1,071,839)               (5,304,810)
NET ASSETS:
 Beginning of year                      20,537,953                67,973,864
                                     -------------            --------------
 End of year                           $19,466,114               $62,669,054
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS(R) TOTAL         MFS(R) VALUE            MFS(R) RESEARCH           MFS(R) RESEARCH
                               RETURN SERIES            SERIES                 BOND SERIES          INTERNATIONAL SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,155,643            $(131,744)                 $861,764                 $138,473
 Net realized gain (loss) on
  security transactions               (48,109)           2,071,587                 2,883,500               (1,104,710)
 Net realized gain on
  distributions                            --              656,284                   567,286                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      27,034,404            9,157,442                   313,936                3,802,267
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       30,141,938           11,753,569                 4,626,486                2,836,030
                               --------------       --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                          1,505,576            1,834,921                   949,196                   75,418
 Net transfers                     (3,471,283)          (1,588,073)               10,870,611                   58,424
 Surrenders for benefit
  payments and fees               (52,018,930)         (11,101,344)              (14,987,442)              (2,481,880)
 Other transactions                     3,272                  474                      (623)                     586
 Death benefits                    (6,630,302)          (1,108,842)               (1,293,352)                (381,547)
 Net annuity transactions              (8,376)              (1,790)                   (1,414)                       1
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (60,620,043)         (11,964,654)               (4,463,024)              (2,728,998)
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets                      (30,478,105)            (211,085)                  163,462                  107,032
NET ASSETS:
 Beginning of year                345,863,316           86,277,227                85,737,316               20,296,461
                               --------------       --------------            --------------            -------------
 End of year                     $315,385,211          $86,066,142               $85,900,778              $20,403,493
                               ==============       ==============            ==============            =============

                                                               BLACKROCK                  BLACKROCK
                                   MFS(R) RESEARCH              GLOBAL                     GLOBAL
                                       SERIES            ALLOCATION V.I. FUND      OPPORTUNITIES V.I. FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(49,663)                  $942                      $(213)
 Net realized gain (loss) on
  security transactions                   407,501                    247                     10,025
 Net realized gain on
  distributions                                --                    318                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             305,285                  2,729                     (7,529)
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              663,123                  4,236                      2,283
                                    -------------              ---------                  ---------
UNIT TRANSACTIONS:
 Purchases                                 25,139                 39,500                         --
 Net transfers                            879,622                 34,902                         --
 Surrenders for benefit
  payments and fees                    (1,354,649)                  (214)                        --
 Other transactions                          (465)                    23                         --
 Death benefits                           (20,954)                    --                         --
 Net annuity transactions                      --                     --                         --
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (471,307)                74,211                         --
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets                              191,816                 78,447                      2,283
NET ASSETS:
 Beginning of year                      4,790,149                 18,375                     18,803
                                    -------------              ---------                  ---------
 End of year                           $4,981,965                $96,822                    $21,086
                                    =============              =========                  =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     BLACKROCK              BLACKROCK
                                     LARGE CAP                EQUITY
                                  GROWTH V.I. FUND      DIVIDEND V.I. FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,935)                $11,469
 Net realized gain (loss) on
  security transactions                  27,627                   2,938
 Net realized gain on
  distributions                          30,285                     845
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,052)                 31,879
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             53,925                  47,131
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                 779,772
 Net transfers                           (1,963)                 91,724
 Surrenders for benefit
  payments and fees                     (55,746)                 (4,693)
 Other transactions                          --                      89
 Death benefits                              --                      --
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (57,709)                866,892
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             (3,784)                914,023
NET ASSETS:
 Beginning of year                      418,322                 115,017
                                     ----------            ------------
 End of year                           $414,538              $1,029,040
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             INVESCO                                   MORGAN STANLEY
                                    UIF MID CAP          VAN KAMPEN V.I.       MORGAN STANLEY --         MULTI CAP
                                       GROWTH                AMERICAN            FOCUS GROWTH              GROWTH
                                     PORTFOLIO              VALUE FUND             PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (7)          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,060)              $(7,570)                $(72)                $(3,314)
 Net realized gain (loss) on
  security transactions                  181,806                74,580                   (6)                  3,726
 Net realized gain on
  distributions                          284,136                    --                  162                  11,121
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (249,050)               51,384                 (334)                  3,659
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             177,832               118,394                 (250)                 15,192
                                    ------------            ----------              -------              ----------
UNIT TRANSACTIONS:
 Purchases                                21,567                 1,428                   --                  10,500
 Net transfers                          (490,492)               47,322                5,146                  (4,284)
 Surrenders for benefit
  payments and fees                     (245,924)              (74,111)                  --                  (3,572)
 Other transactions                           19                    --                    1                      --
 Death benefits                          (17,802)                   --                   --                      --
 Net annuity transactions                 (2,203)                   --                   --                      --
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (734,835)              (25,361)               5,147                   2,644
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets                            (557,003)               93,033                4,897                  17,836
NET ASSETS:
 Beginning of year                     2,662,967               743,637                   --                 162,285
                                    ------------            ----------              -------              ----------
 End of year                          $2,105,964              $836,670               $4,897                $180,121
                                    ============            ==========              =======              ==========

                                 MORGAN STANLEY --
                                      MID CAP            MORGAN STANLEY --      WILMINGTON MANAGED
                                       GROWTH             FLEXIBLE INCOME       ALLOCATION FUND --
                                     PORTFOLIO               PORTFOLIO          MODERATE GROWTH II
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (8)(9)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,915)                $3,681                    $(22)
 Net realized gain (loss) on
  security transactions                  (1,480)                   (73)                    440
 Net realized gain on
  distributions                          11,795                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,565                  4,672                    (270)
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,965                  8,280                     148
                                     ----------              ---------               ---------
UNIT TRANSACTIONS:
 Purchases                               21,000                     --                      --
 Net transfers                            8,980                     --                 (15,887)
 Surrenders for benefit
  payments and fees                     (11,143)                  (680)                     --
 Other transactions                           1                     --                      --
 Death benefits                              --                     --                      --
 Net annuity transactions                    --                     --                      --
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      18,838                   (680)                (15,887)
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets                             27,803                  7,600                 (15,739)
NET ASSETS:
 Beginning of year                      144,190                 76,556                  15,739
                                     ----------              ---------               ---------
 End of year                           $171,993                $84,156                    $ --
                                     ==========              =========               =========

(7) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

(8) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

(9) Effective September 28, 2012 Wilmington Managed Allocation Fund -- Moderate Growth II was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              COLUMBIA VARIABLE
                                       BLACKROCK                PORTFOLIO --
                                        CAPITAL             MARSICO INTERNATIONAL
                                 APPRECIATION V.I. FUND      OPPORTUNITIES FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,496                   $(108,852)
 Net realized gain (loss) on
  security transactions                     3,482                     415,761
 Net realized gain on
  distributions                            11,916                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              17,964                   1,008,704
                                       ----------               -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               34,858                   1,315,613
                                       ----------               -------------
UNIT TRANSACTIONS:
 Purchases                                739,452                      14,731
 Net transfers                             94,778                     (58,985)
 Surrenders for benefit
  payments and fees                        (4,438)                 (1,268,671)
 Other transactions                            --                        (216)
 Death benefits                                --                    (123,572)
 Net annuity transactions                      --                      11,205
                                       ----------               -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       829,792                  (1,425,508)
                                       ----------               -------------
 Net increase (decrease) in
  net assets                              864,650                    (109,895)
NET ASSETS:
 Beginning of year                        108,335                   9,146,485
                                       ----------               -------------
 End of year                             $972,985                  $9,036,590
                                       ==========               =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           COLUMBIA VARIABLE       COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                  COLUMBIA VARIABLE          PORTFOLIO --             PORTFOLIO --            PORTFOLIO --
                                    PORTFOLIO --            MARSICO FOCUSED         ASSET ALLOCATION             MARSICO
                                  HIGH INCOME FUND           EQUITIES FUND                FUND                 GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $499,291                $(144,829)                 $7,895                $(106,956)
 Net realized gain (loss) on
  security transactions                   237,235                  436,633                (258,776)                 837,927
 Net realized gain on
  distributions                                --                  854,795                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             554,081                 (317,875)                679,226                   16,344
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,290,607                  828,724                 428,345                  747,315
                                    -------------            -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 11,777                    2,738                      --                   14,128
 Net transfers                           (246,642)                (363,745)               (177,610)                (185,067)
 Surrenders for benefit
  payments and fees                    (1,472,373)              (1,035,402)               (566,632)              (1,194,519)
 Other transactions                           (73)                     351                      27                     (134)
 Death benefits                          (150,784)                 (87,778)                (12,072)                (188,692)
 Net annuity transactions                   1,093                   (8,140)                 14,042                   22,899
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,857,002)              (1,491,976)               (742,245)              (1,531,385)
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (566,395)                (663,252)               (313,900)                (784,070)
NET ASSETS:
 Beginning of year                     10,989,710                8,462,648               4,299,557                7,494,012
                                    -------------            -------------            ------------            -------------
 End of year                          $10,423,315               $7,799,396              $3,985,657               $6,709,942
                                    =============            =============            ============            =============

                                 COLUMBIA VARIABLE        COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                    MARSICO 21ST               MID CAP                 DIVIDEND
                                    CENTURY FUND             GROWTH FUND           OPPORTUNITY FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (10)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(43,122)               $(221,753)               $(216,825)
 Net realized gain (loss) on
  security transactions                  209,171                  527,373                  (98,113)
 Net realized gain on
  distributions                               --                  194,605                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,292                  480,344                1,473,207
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             200,341                  980,569                1,158,269
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   160                   22,989                   13,862
 Net transfers                          (145,254)                (391,103)                (174,824)
 Surrenders for benefit
  payments and fees                     (350,243)              (1,367,035)              (1,218,972)
 Other transactions                         (214)                    (297)                     (34)
 Death benefits                          (22,890)                (199,417)                (124,453)
 Net annuity transactions                  2,757                       --                    1,098
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (515,684)              (1,934,863)              (1,503,323)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (315,343)                (954,294)                (345,054)
NET ASSETS:
 Beginning of year                     2,187,763               10,570,666               10,246,502
                                    ------------            -------------            -------------
 End of year                          $1,872,420               $9,616,372               $9,901,448
                                    ============            =============            =============

(10) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL               OPPENHEIMER
                                    APPRECIATION         GLOBAL SECURITIES
                                      FUND/VA                 FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,002)                 $21,999
 Net realized gain (loss) on
  security transactions                  20,450                  365,467
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            36,370                  791,922
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             51,818                1,179,388
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  140                   50,778
 Net transfers                            7,396                  (29,458)
 Surrenders for benefit
  payments and fees                      (9,132)                (925,690)
 Other transactions                          (6)                    (117)
 Death benefits                              --                 (133,129)
 Net annuity transactions                    --                       --
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,602)              (1,037,616)
                                     ----------            -------------
 Net increase (decrease) in
  net assets                             50,216                  141,772
NET ASSETS:
 Beginning of year                      432,758                6,664,682
                                     ----------            -------------
 End of year                           $482,974               $6,806,454
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            OPPENHEIMER
                                    OPPENHEIMER             MAIN STREET            OPPENHEIMER         PUTNAM VT
                                    MAIN STREET           SMALL- & MID-CAP            VALUE           DIVERSIFIED
                                     FUND(R)/VA               FUND/VA                FUND/VA          INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,309)               $(77,485)                $(592)           $825,344
 Net realized gain (loss) on
  security transactions                   44,166                 442,826                 6,830              54,876
 Net realized gain on
  distributions                               --                      --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            113,600                 505,886                14,050           1,156,159
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             147,457                 871,227                20,288           2,036,379
                                    ------------            ------------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                16,609                  28,824                   651              83,808
 Net transfers                            (2,824)               (359,886)              (22,003)          2,559,210
 Surrenders for benefit
  payments and fees                      (69,023)               (543,474)               (4,949)         (1,756,847)
 Other transactions                           (1)                    125                    --                  (8)
 Death benefits                           (2,984)                (65,174)                   --            (208,543)
 Net annuity transactions                     --                      --                    --                  --
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (58,223)               (939,585)              (26,301)            677,620
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets                              89,234                 (68,358)               (6,013)          2,713,999
NET ASSETS:
 Beginning of year                     1,021,065               5,999,393               190,149          20,344,537
                                    ------------            ------------            ----------       -------------
 End of year                          $1,110,299              $5,931,035              $184,136         $23,058,536
                                    ============            ============            ==========       =============


                                          PUTNAM VT               PUTNAM VT             PUTNAM VT
                                         GLOBAL ASSET           INTERNATIONAL         INTERNATIONAL
                                       ALLOCATION FUND           VALUE FUND            EQUITY FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(27,499)                $4,362                $1,359
 Net realized gain (loss) on
  security transactions                         9,498                 (9,168)                 (793)
 Net realized gain on
  distributions                                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 203,564                 37,610                57,469
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                  185,563                 32,804                58,035
                                         ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      1,800                     --                    20
 Net transfers                              1,638,184                 52,002                12,953
 Surrenders for benefit
  payments and fees                           (74,482)              (103,347)              (14,191)
 Other transactions                                 1                     --                    --
 Death benefits                                    --                     --                    --
 Net annuity transactions                          --                     --                    --
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         1,565,503                (51,345)               (1,218)
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets                                1,751,066                (18,541)               56,817
NET ASSETS:
 Beginning of year                            702,368                227,998               295,074
                                         ------------            -----------            ----------
 End of year                               $2,453,434               $209,457              $351,891
                                         ============            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             PUTNAM VT
                                      PUTNAM VT              SMALL CAP
                                   INVESTORS FUND            VALUE FUND
                                   SUB-ACCOUNT (9)          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(121)               $(40,584)
 Net realized gain (loss) on
  security transactions                   18,374                  44,990
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (5,082)                219,017
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              13,171                 223,423
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                   8,561
 Net transfers                          (404,518)               (101,370)
 Surrenders for benefit
  payments and fees                           --                (316,454)
 Other transactions                           --                      (1)
 Death benefits                               --                      --
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (404,518)               (409,264)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (391,347)               (185,841)
NET ASSETS:
 Beginning of year                       391,347               2,223,226
                                     -----------            ------------
 End of year                                $ --              $2,037,385
                                     ===========            ============

(9)  Not funded as of December 31, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               JPMORGAN                 JPMORGAN                 JPMORGAN
                                                           INSURANCE TRUST           INSURANCE TRUST          INSURANCE TRUST
                                     PUTNAM VT                CORE BOND                U.S. EQUITY           INTREPID MID CAP
                                    VOYAGER FUND            PORTFOLIO -- 1           PORTFOLIO -- 1           PORTFOLIO -- 1
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8,424)               $2,661,890                  $(5,031)                $(70,433)
 Net realized gain (loss) on
  security transactions                   25,542                 1,171,465                  305,082                 (217,514)
 Net realized gain on
  distributions                               --                        --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             55,246                  (651,218)                 914,905                1,490,815
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              72,364                 3,182,137                1,214,956                1,202,868
                                    ------------            --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,846,551                   219,858                   19,194                   22,577
 Net transfers                          (213,655)                7,046,336                 (379,176)                (638,554)
 Surrenders for benefit
  payments and fees                      (30,016)              (14,587,223)              (1,867,646)                (902,928)
 Other transactions                         (130)                      236                     (191)                   1,296
 Death benefits                          (12,925)               (1,787,522)                (163,537)                (129,072)
 Net annuity transactions                     --                        --                       --                       --
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,589,825                (9,108,315)              (2,391,356)              (1,646,681)
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets                           1,662,189                (5,926,178)              (1,176,400)                (443,813)
NET ASSETS:
 Beginning of year                       690,523                87,932,368                8,437,083                9,039,740
                                    ------------            --------------            -------------            -------------
 End of year                          $2,352,712               $82,006,190               $7,260,683               $8,595,927
                                    ============            ==============            =============            =============

                                       JPMORGAN                 JPMORGAN                JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                     EQUITY INDEX           INTREPID GROWTH          MID CAP GROWTH
                                    PORTFOLIO -- 1           PORTFOLIO -- 1          PORTFOLIO -- 1
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $105,977                $(31,829)               $(156,385)
 Net realized gain (loss) on
  security transactions                    957,453                 111,432                 (133,420)
 Net realized gain on
  distributions                                 --                      --                  119,991
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,329,586                 424,573                1,523,815
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,393,016                 504,176                1,354,001
                                    --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  99,802                  11,675                   21,621
 Net transfers                          (3,792,030)               (113,995)                (777,470)
 Surrenders for benefit
  payments and fees                     (6,185,312)               (450,725)              (2,056,240)
 Other transactions                           (126)                    264                       (5)
 Death benefits                           (821,115)                (70,856)                (163,281)
 Net annuity transactions                       --                      --                       --
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,698,781)               (623,637)              (2,975,375)
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets                            (6,305,765)               (119,461)              (1,621,374)
NET ASSETS:
 Beginning of year                      35,349,975               3,633,009                9,980,892
                                    --------------            ------------            -------------
 End of year                           $29,044,210              $3,513,548               $8,359,518
                                    ==============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       JPMORGAN
                                    INSURANCE TRUST            PUTNAM VT
                                     MID CAP VALUE              EQUITY
                                    PORTFOLIO -- 1            INCOME FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(34,195)                  $247
 Net realized gain (loss) on
  security transactions                 (1,865,901)                24,046
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,060,260                 (5,485)
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,160,164                 18,808
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  17,796                     --
 Net transfers                            (451,368)              (417,964)
 Surrenders for benefit
  payments and fees                     (1,731,505)                  (198)
 Other transactions                           (111)                    28
 Death benefits                           (116,949)                    --
 Net annuity transactions                       --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,282,137)              (418,134)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                            (1,121,973)              (399,326)
NET ASSETS:
 Beginning of year                       7,226,664                426,630
                                     -------------            -----------
 End of year                            $6,104,691                $27,304
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   PIMCO
                                      PIMCO                 PIMCO                 GLOBAL             JENNISON 20/20
                                    ALL ASSET           EQS PATHFINDER          MULTI-ASSET              FOCUS
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (11)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,411                $3,009                  $302                $(2,265)
 Net realized gain (loss) on
  security transactions                     66                 1,246                  (219)                 8,870
 Net realized gain on
  distributions                             --                    --                    88                  4,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,008                23,897                   202                  2,161
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            18,485                28,152                   373                 13,513
                                    ----------            ----------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                               6,000               649,810                10,849                     --
 Net transfers                          31,608                73,823                 1,093                     --
 Surrenders for benefit
  payments and fees                     (1,284)               (3,908)                   --                (31,883)
 Other transactions                         --                    --                    (2)                    (1)
 Death benefits                             --                    --                    --                     --
 Net annuity transactions                   --                    --                    --                     --
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,324               719,725                11,940                (31,884)
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets                            54,809               747,877                12,313                (18,371)
NET ASSETS:
 Beginning of year                     113,692                96,134                    --                150,201
                                    ----------            ----------             ---------             ----------
 End of year                          $168,501              $844,011               $12,313               $131,830
                                    ==========            ==========             =========             ==========

                                                                             PRUDENTIAL
                                                                               SERIES
                                                         PRUDENTIAL         INTERNATIONAL
                                     JENNISON               VALUE              GROWTH
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,412)               $(872)              $(77)
 Net realized gain (loss) on
  security transactions                 10,285                  (34)               (43)
 Net realized gain on
  distributions                             --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,755               10,336                836
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            27,628                9,430                716
                                    ----------            ---------            -------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                 --
 Net transfers                          (7,282)               1,517                 --
 Surrenders for benefit
  payments and fees                    (31,021)              (2,223)                (3)
 Other transactions                         (1)                  --                 --
 Death benefits                             --                   --                 --
 Net annuity transactions               (6,099)                  --                 --
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (44,403)                (706)                (3)
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets                           (16,775)               8,724                713
NET ASSETS:
 Beginning of year                     196,196               76,221              3,658
                                    ----------            ---------            -------
 End of year                          $179,421              $84,945             $4,371
                                    ==========            =========            =======

(11) Funded as of February 28, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    LEGG MASON             LEGG MASON
                                    CLEARBRIDGE       CLEARBRIDGE VARIABLE
                                  VARIABLE EQUITY          FUNDAMENTAL
                                  INCOME BUILDER          ALL CAP VALUE
                                     PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $838                  $1,195
 Net realized gain (loss) on
  security transactions                 (4,820)                (39,616)
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           11,242                 121,857
                                     ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,260                  83,436
                                     ---------             -----------
UNIT TRANSACTIONS:
 Purchases                                  --                      --
 Net transfers                           1,684                   2,663
 Surrenders for benefit
  payments and fees                    (11,737)               (185,052)
 Other transactions                        142                      (4)
 Death benefits                             --                  (2,552)
 Net annuity transactions                  (44)                 38,100
                                     ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,955)               (146,845)
                                     ---------             -----------
 Net increase (decrease) in
  net assets                            (2,695)                (63,409)
NET ASSETS:
 Beginning of year                      59,573                 712,907
                                     ---------             -----------
 End of year                           $56,878                $649,498
                                     =========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                WESTERN ASSET             LEGG MASON                INVESCO
                               VARIABLE GLOBAL       CLEARBRIDGE VARIABLE       VAN KAMPEN V.I.            INVESCO
                               HIGH YIELD BOND         LARGE CAP VALUE             GROWTH AND          VAN KAMPEN V.I.
                                  PORTFOLIO               PORTFOLIO               INCOME FUND           COMSTOCK FUND
                              SUB-ACCOUNT (12)           SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $3,045                   $1,823                   $(2,487)              $(1,823)
 Net realized gain (loss)
  on security transactions           (1,535)                  12,856                    35,686                (9,737)
 Net realized gain on
  distributions                          --                      241                        --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                7,576                   23,104                   153,023                69,305
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     9,086                   38,024                   186,222                57,745
                                  ---------               ----------              ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            2,466                       --                    14,459                    --
 Net transfers                       (5,438)                  (1,870)                  (41,232)                 (355)
 Surrenders for benefit
  payments and fees                  (6,384)                 (87,973)                  (83,283)              (64,739)
 Other transactions                     142                      167                       147                    --
 Death benefits                          --                       --                   (27,547)                   --
 Net annuity transactions              (169)                     (78)                       --                    --
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (9,383)                 (89,754)                 (137,456)              (65,094)
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets                        (297)                 (51,730)                   48,766                (7,349)
NET ASSETS:
 Beginning of year                   57,558                  300,983                 1,504,906               366,784
                                  ---------               ----------              ------------            ----------
 End of year                        $57,261                 $249,253                $1,553,672              $359,435
                                  =========               ==========              ============            ==========

                                    INVESCO                   INVESCO               WELLS FARGO
                                VAN KAMPEN V.I.           VAN KAMPEN V.I.          ADVANTAGE VT
                                   AMERICAN                   MID CAP               INDEX ASSET
                                FRANCHISE FUND              GROWTH FUND           ALLOCATION FUND
                             SUB-ACCOUNT (13)(14)      SUB-ACCOUNT (15)(16)         SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(502,968)                 $(65,165)                 $(52)
 Net realized gain (loss)
  on security transactions           2,231,449                   344,494                 1,119
 Net realized gain on
  distributions                             --                       892                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,048,203                    56,298                   318
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets resulting
  from operations                    2,776,684                   336,519                 1,385
                                 -------------             -------------             ---------
UNIT TRANSACTIONS:
 Purchases                             245,261                    18,989                    40
 Net transfers                         406,815                  (873,124)                6,170
 Surrenders for benefit
  payments and fees                 (5,911,851)                 (689,600)                  (11)
 Other transactions                        362                      (150)                   --
 Death benefits                       (443,313)                  (14,933)                   --
 Net annuity transactions               50,746                        --                    --
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (5,651,980)               (1,558,818)                6,199
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets                     (2,875,296)               (1,222,299)                7,584
NET ASSETS:
 Beginning of year                  26,475,859                 4,005,838                12,638
                                 -------------             -------------             ---------
 End of year                       $23,600,563                $2,783,539               $20,222
                                 =============             =============             =========

(12) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Change effective November 1, 2012.

(13) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(14) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(15) Funded as of April 27, 2012.

(16) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN           INTRINSIC
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $8                 $(78)
 Net realized gain (loss) on
  security transactions                     10                 (193)
 Net realized gain on
  distributions                            205                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              353                4,592
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               576                4,321
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  40                   --
 Net transfers                           6,170                 (663)
 Surrenders for benefit
  payments and fees                        (11)              (1,180)
 Other transactions                          1                   --
 Death benefits                             --                   --
 Net annuity transactions                   --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      6,200               (1,843)
                                     ---------            ---------
 Net increase (decrease) in
  net assets                             6,776                2,478
NET ASSETS:
 Beginning of year                      10,802               25,865
                                     ---------            ---------
 End of year                           $17,578              $28,343
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT          WELLS FARGO
                                   INTERNATIONAL             SMALL CAP           ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND         DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,033)               $(29,776)              $(70)
 Net realized gain (loss) on
  security transactions                  (29,907)                 74,935                169
 Net realized gain on
  distributions                          102,201                  80,279                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             83,053                 (16,369)               545
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             154,314                 109,069                644
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                 2,021                     798              1,265
 Net transfers                          (144,054)                 16,999               (694)
 Surrenders for benefit
  payments and fees                     (157,111)               (193,014)               (21)
 Other transactions                            3                       2                  1
 Death benefits                          (12,779)                (20,666)                --
 Net annuity transactions                     --                    (472)                --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (311,920)               (196,353)               551
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                            (157,606)                (87,284)             1,195
NET ASSETS:
 Beginning of year                     1,536,435               1,686,200              3,999
                                    ------------            ------------            -------
 End of year                          $1,378,829              $1,598,916             $5,194
                                    ============            ============            =======

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(80,412)                $(93,131)
 Net realized gain (loss) on
  security transactions                   656,492                  237,951
 Net realized gain on
  distributions                                --                    3,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year             992,515                1,091,432
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,568,595                1,239,617
                                    -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 28,555                  113,605
 Net transfers                         (1,090,727)                (155,299)
 Surrenders for benefit
  payments and fees                    (1,687,915)                (846,454)
 Other transactions                           (62)                     (18)
 Death benefits                          (165,417)                (194,045)
 Net annuity transactions                    (414)                      --
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,915,980)              (1,082,211)
                                    -------------            -------------
 Net increase (decrease) in
  net assets                           (1,347,385)                 157,406
NET ASSETS:
 Beginning of year                     13,567,829                9,158,329
                                    -------------            -------------
 End of year                          $12,220,444               $9,315,735
                                    =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, American Century VP Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund (formerly Invesco Van Kampen V.I. Value Opportunities Fund), Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Sterling Capital Strategic Allocation Equity VIF++, Sterling Capital Equity Income VIF (formerly Sterling Capital Select Equity
    VIF), Sterling Capital Special Opportunities VIF, Sterling Capital Total Return Bond VIF, Columbia Variable Portfolio -- Small Company Growth Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund(R) Portfolio, Fidelity(R) VIP Mid Cap Portfolio, Fidelity(R) VIP Value Strategies Portfolio, Fidelity(R) VIP Dynamic Capital Appreciation Portfolio, Fidelity(R) VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund (merged with Huntington VA Macro 100 Fund), Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Global Equity Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, MFS(R) Value Series, MFS(R) Research Bond Series, MFS(R) Research International Series, MFS(R) Research Series, MFS(R) High Yield Portfolio (merged with MFS(R) High Income Series), BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Core Plus Fixed Income

-------------------------------------------------------------------------------

    Portfolio (merged with Morgan Stanley -- Flexible Income Portfolio), UIF Growth Portfolio (merged with Morgan Stanley -- Focus Growth Portfolio and Morgan Stanley Multi Cap Growth Portfolio), UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund (formerly Invesco Van Kampen V.I. American Value Fund), Morgan Stanley -- Mid Cap Growth Portfolio, BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio -- Marsico International Opportunities Fund, Columbia Variable Portfolio -- Marsico Focused Equities Fund, Columbia Variable Portfolio -- Asset Allocation Fund, Columbia Variable Portfolio -- Marsico Growth Fund, Columbia Variable Portfolio -- Marsico 21st Century Fund, Columbia Variable Portfolio -- Dividend Opportunity Fund, Columbia Variable Portfolio -- Income Opportunities Fund (merged with Columbia Variable Portfolio -- High Income Fund), Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund (merged with Columbia Variable Portfolio -- Mid Cap Growth Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA), Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small Cap Fund/VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA), Oppenheimer Equity Income Fund/VA (formerly Oppenheimer Value Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, JPMorgan Insurance Trust Core Bond Portfolio -- 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- 1, JPMorgan Insurance Trust Equity Index Portfolio -- 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- 1, Putnam VT Equity Income Fund, PIMCO All Asset Portfolio, PIMCO EqS Pathfinder Portfolio, PIMCO Global Multi-Asset Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth Portfolio, Clearbridge Variable Equity Income Portfolio (formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio), Clearbridge Variable All Cap Value Portfolio (formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio), Western Asset Variable Global High Yield Bond Portfolio, Clearbridge Variable Large Cap Value Portfolio (formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio), Invesco V.I. Growth and Income Fund (formerly Invesco Van Kampen V.I. Growth and Income Fund), Invesco V.I. Comstock Fund (formerly Invesco Van Kampen V.I. Comstock Fund), Invesco V.I. American Franchise Fund (formerly Invesco Van Kampen V.I. American Franchise Fund), Invesco V.I. Mid Cap Growth Fund (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

++     During 2013, the following Sub-Account
       was liquidated: Sterling Capital
       Strategic Allocation Equity VIF.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-Account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

-------------------------------------------------------------------------------

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.85% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of seven years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                          $449,992        $951,745
American Century VP Growth Fund                           65,510          31,427
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             1,740,975       1,050,303
AllianceBernstein VPS International Value
 Portfolio                                               771,514       2,046,691
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                             1,307,619         884,034
AllianceBernstein VPS Value Portfolio                    255,851         105,740
AllianceBernstein VPS International Growth
 Portfolio                                               191,443         187,789
Invesco V.I. Value Opportunities Fund*                 2,995,788      10,121,730
Invesco V.I. Core Equity Fund                          8,033,933      23,110,005
Invesco V.I. Government Securities Fund               26,033,426      88,816,916
Invesco V.I. High Yield Fund                             420,235         625,312
Invesco V.I. International Growth Fund                 7,880,393      18,167,457
Invesco V.I. Mid Cap Core Equity Fund                 10,228,621      20,090,904
Invesco V.I. Small Cap Equity Fund                     6,053,633      16,301,528
Invesco V.I. Balanced Risk Allocation Fund             1,566,456       5,035,110
Invesco V.I. Diversified Dividend Fund                       143             501
Invesco V.I. Money Market Fund                        54,527,076      33,297,903
American Century VP Mid Cap Value Fund                     6,783          13,611
American Funds Global Bond Fund                        6,523,591      27,599,121
American Funds Global Growth and Income Fund           7,805,169      33,085,640
American Funds Asset Allocation Fund                  22,611,685      84,203,269
American Funds Blue Chip Income and Growth Fund       12,204,161      41,647,725
American Funds Bond Fund                              54,640,215      67,577,345
American Funds Global Growth Fund                      9,061,529      31,866,181
American Funds Growth Fund                            26,998,307     211,784,153
American Funds Growth-Income Fund                     27,302,828     195,934,982
American Funds International Fund                     11,759,604      52,646,080
American Funds New World Fund                          8,337,673      25,464,453
American Funds Global Small Capitalization Fund        8,101,501      19,772,119

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Sterling Capital Strategic Allocation Equity
 VIF*                                                         $3          $4,174
Sterling Capital Equity Income VIF*                        3,352           3,460
Sterling Capital Special Opportunities VIF               341,626         474,550
Sterling Capital Total Return Bond VIF                   260,769         443,543
Columbia Variable Portfolio -- Small Company
 Growth Fund                                             444,681       1,973,935
Wells Fargo Advantage VT Omega Growth Fund               297,685         505,256
Fidelity(R) VIP Growth Portfolio                         378,070         322,052
Fidelity(R) VIP Contrafund(R) Portfolio                2,689,587       6,806,817
Fidelity(R) VIP Mid Cap Portfolio                      3,553,634       4,373,220
Fidelity(R) VIP Value Strategies Portfolio               484,029         457,137
Fidelity(R) VIP Dynamic Capital Appreciation
 Portfolio                                               733,279         244,310
Fidelity(R) VIP Strategic Income Portfolio                46,527          18,605
Franklin Rising Dividends Securities Fund             22,561,391      95,059,290
Franklin Income Securities Fund                       74,335,966     258,612,606
Franklin Large Cap Growth Securities Fund              4,564,145      16,137,916
Franklin Global Real Estate Securities Fund              263,197         290,809
Franklin Small-Mid Cap Growth Securities Fund         14,797,845      25,395,784
Franklin Small Cap Value Securities Fund               7,540,918       7,651,093
Franklin Strategic Income Securities Fund             36,420,339      79,390,836
Mutual Shares Securities Fund                         21,619,032     114,418,302
Templeton Developing Markets Securities Fund           4,938,740      18,538,923
Templeton Foreign Securities Fund                     17,397,030      53,999,506
Templeton Growth Securities Fund                      15,597,064      79,740,263
Mutual Global Discovery Securities Fund               19,376,154      43,488,308
Franklin Flex Cap Growth Securities Fund               2,314,569       8,106,821
Franklin Large Cap Value Securities Fund               4,343,075       4,452,849
Templeton Global Bond Securities Fund                  3,535,799       6,162,137
Hartford Balanced HLS Fund                             2,787,947       3,896,416
Hartford Total Return Bond HLS Fund                   29,095,566      30,238,630
Hartford Capital Appreciation HLS Fund                 6,872,369      40,166,874
Hartford Dividend and Growth HLS Fund                  9,515,827      24,227,139
Hartford Global Research HLS Fund                         48,026         112,294
Hartford Healthcare HLS Fund                               9,211          88,357
Hartford Global Growth HLS Fund                           60,138         266,846
Hartford Disciplined Equity HLS Fund                   1,333,864       3,080,309
Hartford Growth HLS Fund                                  27,560         253,455
Hartford Growth Opportunities HLS Fund                 1,515,462       8,677,268
Hartford High Yield HLS Fund                           2,152,353       2,647,760
Hartford Index HLS Fund                                1,656,104       1,980,591
Hartford International Opportunities HLS Fund          1,728,920       2,755,289
Hartford Small/Mid Cap Equity HLS Fund                   659,339         874,351
Hartford MidCap HLS Fund                                  43,839         422,322
Hartford MidCap Value HLS Fund                           307,741         163,546
Hartford Ultrashort Bond HLS Fund*                   108,640,546     182,357,167
Hartford Small Company HLS Fund                        1,777,515       2,286,750
Hartford SmallCap Growth HLS Fund                        941,122         583,952
Hartford Stock HLS Fund                                  698,789       2,464,987
Hartford U.S. Government Securities HLS Fund           1,610,747       3,708,846
Hartford Value HLS Fund                                  225,271         392,630
American Funds Asset Allocation HLS Fund               3,250,123       3,834,436

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth HLS
 Fund                                                 $1,156,016      $1,590,532
American Funds Bond HLS Fund                           6,512,014       6,449,014
American Funds Global Bond HLS Fund                      846,949       1,431,614
American Funds Global Growth and Income HLS
 Fund                                                  1,148,731       3,343,458
American Funds Global Growth HLS Fund                    396,459       1,144,055
American Funds Global Small Capitalization HLS
 Fund                                                  1,678,435       2,371,027
American Funds Growth HLS Fund                         5,521,776      13,961,325
American Funds Growth-Income HLS Fund                  3,018,434       8,609,664
American Funds International HLS Fund                  3,242,218       8,746,890
American Funds New World HLS Fund                      1,657,989       1,876,842
Hartford Portfolio Diversifier HLS Fund               15,644,692       4,740,463
Huntington VA Income Equity Fund                         587,658       1,104,821
Huntington VA Dividend Capture Fund*                   4,205,704       5,529,195
Huntington VA Growth Fund                                125,043         656,532
Huntington VA Mid Corp America Fund                      708,762       2,049,691
Huntington VA Rotating Markets Fund                      320,703         289,334
Huntington VA International Equity Fund                  409,765       1,360,185
Huntington VA Mortgage Securities Fund                   344,003         689,102
Huntington VA Situs Fund                                 306,199       1,475,139
Lord Abbett Fundamental Equity Fund                      354,816         634,119
Lord Abbett Calibrated Dividend Growth Fund            3,281,616         588,740
Lord Abbett Bond Debenture Fund                        2,308,457       3,161,675
Lord Abbett Growth and Income Fund                     2,331,964         608,394
MFS(R) Core Equity Series                              1,573,893       2,954,450
MFS(R) Growth Series                                  17,344,762      10,371,664
MFS(R) Global Equity Series                            3,270,483       4,320,061
MFS(R) Investors Growth Stock Series                   1,634,471       4,939,499
MFS(R) Investors Trust Series                          5,333,590      40,501,515
MFS(R) Mid Cap Growth Series                           4,558,940       9,071,726
MFS(R) New Discovery Series                            9,040,977      31,586,945
MFS(R) Total Return Series                            23,825,125     117,290,197
MFS(R) Value Series                                   16,027,974      32,716,918
MFS(R) Research Bond Series                           71,011,276      31,379,032
MFS(R) Research International Series                   1,992,795       7,635,563
MFS(R) Research Series                                 2,172,259       3,033,982
MFS(R) High Yield Portfolio*                          77,112,622      90,320,778
BlackRock Global Allocation V.I. Fund                    128,848           7,809
BlackRock Global Opportunities V.I. Fund                   6,787             620
BlackRock Large Cap Growth V.I. Fund                      36,282          95,718
BlackRock Equity Dividend V.I. Fund                      356,154         591,122
UIF Core Plus Fixed Income Portfolio*                     89,282         136,669
UIF Growth Portfolio*                                    347,187         314,405
UIF Mid Cap Growth Portfolio                             182,570         626,562
Invesco V.I. American Value Fund*                         73,617         112,479
Morgan Stanley -- Mid Cap Growth Portfolio                59,188          14,406
BlackRock Capital Appreciation V.I. Fund                 414,719         644,177
Columbia Variable Portfolio -- Marsico
 International Opportunities Fund                        720,961       2,440,457
Columbia Variable Portfolio -- Marsico Focused
 Equities Fund                                         2,116,351       2,666,405
Columbia Variable Portfolio -- Asset Allocation
 Fund                                                    356,765       1,184,499

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Columbia Variable Portfolio -- Marsico Growth
 Fund                                                   $211,853      $1,930,425
Columbia Variable Portfolio -- Marsico 21st
 Century Fund                                            295,200         645,881
Columbia Variable Portfolio -- Dividend
 Opportunity Fund                                        761,638       3,008,698
Columbia Variable Portfolio -- Income
 Opportunities Fund*                                  12,715,070      12,745,937
Columbia Variable Portfolio -- Mid Cap Growth
 Opportunity Fund*                                    13,293,173      12,373,745
Oppenheimer Capital Appreciation Fund/VA                 111,450          45,175
Oppenheimer Global Fund/VA*                              629,714       1,684,876
Oppenheimer Main Street Fund(R)/VA                        99,535         251,757
Oppenheimer Main Street Small Cap Fund/VA*               776,183       2,209,662
Oppenheimer Equity Income Fund/VA*                        69,493          53,754
Putnam VT Diversified Income Fund                      2,753,890       6,659,854
Putnam VT Global Asset Allocation Fund                    81,119       1,862,522
Putnam VT International Value Fund                        75,676          77,636
Putnam VT International Equity Fund                      203,098          75,601
Putnam VT Small Cap Value Fund                           809,320       1,172,263
Putnam VT Voyager Fund                                   450,028       1,217,519
JPMorgan Insurance Trust Core Bond Portfolio --
 1                                                     8,976,911      21,191,228
JPMorgan Insurance Trust U.S. Equity Portfolio
 -- 1                                                    420,936       2,652,920
JPMorgan Insurance Trust Intrepid Mid Cap
 Portfolio -- 1                                          660,114       2,938,755
JPMorgan Insurance Trust Equity Index Portfolio
 -- 1                                                  2,769,996       9,623,604
JPMorgan Insurance Trust Intrepid Growth
 Portfolio -- 1                                          240,823       1,093,495
JPMorgan Insurance Trust Mid Cap Growth
 Portfolio -- 1                                        1,022,374       3,312,082
JPMorgan Insurance Trust Mid Cap Value Portfolio
 -- 1                                                    708,152       2,368,940
Putnam VT Equity Income Fund                              25,609             663
PIMCO All Asset Portfolio                                  8,961           3,424
PIMCO EqS Pathfinder Portfolio                           252,082         441,855
PIMCO Global Multi-Asset Portfolio                         1,709             441
Jennison 20/20 Focus Portfolio                                 1          22,638
Jennison Portfolio                                           939          66,131
Prudential Value Portfolio                                12,661          44,449
Prudential Series International Growth
 Portfolio                                                 9,226             529
Clearbridge Variable Equity Income Portfolio*              1,511          26,080
Clearbridge Variable All Cap Value Portfolio*             54,795         177,836
Western Asset Variable Global High Yield Bond
 Portfolio                                                 4,144           1,952
Clearbridge Variable Large Cap Value Portfolio*           16,489          78,740
Invesco V.I. Growth and Income Fund*                     219,524         428,754
Invesco V.I. Comstock Fund*                               75,687          91,723
Invesco V.I. American Franchise Fund*                  2,648,447      10,102,591
Invesco V.I. Mid Cap Growth Fund*                      1,771,855       1,555,331
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                        471           1,372
Wells Fargo Advantage VT Total Return Bond Fund              868             270
Wells Fargo Advantage VT Intrinsic Value Fund              1,201           1,144
Wells Fargo Advantage VT International Equity
 Fund                                                    320,041         320,085
Wells Fargo Advantage VT Small Cap Growth Fund           348,878         780,848
Wells Fargo Advantage VT Discovery Fund                      173             126
Wells Fargo Advantage VT Small Cap Value Fund            865,148       3,332,343
Wells Fargo Advantage VT Opportunity Fund                435,799       2,273,142

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value Fund         32,626         70,707        (38,081)
American Century VP Growth Fund         5,831          2,723          3,108
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            143,832         87,380         56,452
AllianceBernstein VPS
 International Value Portfolio         46,536        285,002       (238,466)
AllianceBernstein VPS
 Small/Mid-Cap Value Portfolio         78,058         59,195         18,863
AllianceBernstein VPS Value
 Portfolio                             18,066          3,482         14,584
AllianceBernstein VPS
 International Growth
 Portfolio                             19,801         19,131            670
Invesco V.I. Value
 Opportunities Fund*                1,961,613      7,126,621     (5,165,008)
Invesco V.I. Core Equity Fund         591,922      1,624,536     (1,032,614)
Invesco V.I. Government
 Securities Fund                   14,820,126     64,010,422    (49,190,296)
Invesco V.I. High Yield Fund          105,213        316,359       (211,146)
Invesco V.I. International
 Growth Fund                        2,702,881      6,732,186     (4,029,305)
Invesco V.I. Mid Cap Core
 Equity Fund                        3,183,342      9,683,377     (6,500,035)
Invesco V.I. Small Cap Equity
 Fund                                 316,286        851,198       (534,912)
Invesco V.I. Balanced Risk
 Allocation Fund                      110,517        415,990       (305,473)
Invesco V.I. Diversified
 Dividend Fund                             --             33            (33)
Invesco V.I. Money Market Fund      5,578,905      3,435,056      2,143,849
American Century VP Mid Cap
 Value Fund                               369          1,016           (647)
American Funds Global Bond Fund       478,675      2,102,946     (1,624,271)
American Funds Global Growth
 and Income Fund                      463,529      2,567,208     (2,103,679)
American Funds Asset Allocation
 Fund                               1,258,441      4,882,476     (3,624,035)
American Funds Blue Chip Income
 and Growth Fund                    8,111,682     30,784,586    (22,672,904)
American Funds Bond Fund            3,313,368      4,402,763     (1,089,395)
American Funds Global Growth
 Fund                                 520,439      1,773,748     (1,253,309)
American Funds Growth Fund          1,687,148     13,924,090    (12,236,942)
American Funds Growth-Income
 Fund                               1,429,626     11,710,257    (10,280,631)
American Funds International
 Fund                                 729,218      3,383,919     (2,654,701)
American Funds New World Fund         294,057        930,896       (636,839)
American Funds Global Small
 Capitalization Fund                  415,900        967,518       (551,618)
Sterling Capital Strategic
 Allocation Equity VIF*                    --            431           (431)
Sterling Capital Equity Income
 VIF*                                     294            296             (2)
Sterling Capital Special
 Opportunities VIF                      5,507         33,038        (27,531)
Sterling Capital Total Return
 Bond VIF                              17,656         35,698        (18,042)
Columbia Variable Portfolio --
 Small Company Growth Fund             92,063      1,197,995     (1,105,932)
Wells Fargo Advantage VT Omega
 Growth Fund                          108,077        383,276       (275,199)
Fidelity(R) VIP Growth
 Portfolio                             21,625         24,923         (3,298)
Fidelity(R) VIP Contrafund(R)
 Portfolio                            179,945        491,039       (311,094)
Fidelity(R) VIP Mid Cap
 Portfolio                             95,291        314,436       (219,145)
Fidelity(R) VIP Value
 Strategies Portfolio                  36,679         34,281          2,398
Fidelity(R) VIP Dynamic Capital
 Appreciation Portfolio                51,339         17,038         34,301
Fidelity(R) VIP Strategic
 Income Portfolio                       3,005          1,323          1,682
Franklin Rising Dividends
 Securities Fund                    1,039,604      4,804,911     (3,765,307)
Franklin Income Securities Fund     1,638,891     13,199,510    (11,560,619)
Franklin Large Cap Growth
 Securities Fund                      323,394      1,158,179       (834,785)
Franklin Global Real Estate
 Securities Fund                        9,952         13,332         (3,380)
Franklin Small-Mid Cap Growth
 Securities Fund                      752,945      1,849,414     (1,096,469)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Franklin Small Cap Value
 Securities Fund                      564,905        583,988        (19,083)
Franklin Strategic Income
 Securities Fund                    1,106,253      3,828,267     (2,722,014)
Mutual Shares Securities Fund         925,705      6,183,213     (5,257,508)
Templeton Developing Markets
 Securities Fund                      217,349        858,483       (641,134)
Templeton Foreign Securities
 Fund                               1,086,786      3,726,291     (2,639,505)
Templeton Growth Securities
 Fund                                 693,380      5,101,423     (4,408,043)
Mutual Global Discovery
 Securities Fund                      371,315      1,765,531     (1,394,216)
Franklin Flex Cap Growth
 Securities Fund                      171,335        593,820       (422,485)
Franklin Large Cap Value
 Securities Fund                      339,595        344,980         (5,385)
Templeton Global Bond
 Securities Fund                      168,878        414,947       (246,069)
Hartford Balanced HLS Fund            523,322      2,145,136     (1,621,814)
Hartford Total Return Bond HLS
 Fund                               2,944,887      7,123,805     (4,178,918)
Hartford Capital Appreciation
 HLS Fund                             628,008      6,084,775     (5,456,767)
Hartford Dividend and Growth
 HLS Fund                             646,303      4,256,569     (3,610,266)
Hartford Global Research HLS
 Fund                                   3,657          9,694         (6,037)
Hartford Healthcare HLS Fund               99         27,815        (27,716)
Hartford Global Growth HLS Fund        14,231         67,783        (53,552)
Hartford Disciplined Equity HLS
 Fund                                  97,298        275,607       (178,309)
Hartford Growth HLS Fund                4,381         19,020        (14,639)
Hartford Growth Opportunities
 HLS Fund                             134,674        698,251       (563,577)
Hartford High Yield HLS Fund           91,769        219,243       (127,474)
Hartford Index HLS Fund               100,236        121,427        (21,191)
Hartford International
 Opportunities HLS Fund               178,251        849,570       (671,319)
Hartford Small/Mid Cap Equity
 HLS Fund                              33,602         58,808        (25,206)
Hartford MidCap HLS Fund                2,894         75,687        (72,793)
Hartford MidCap Value HLS Fund         38,819         20,020         18,799
Hartford Ultrashort Bond HLS
 Fund*                             88,344,957    151,246,850    (62,901,893)
Hartford Small Company HLS Fund       287,072        678,657       (391,585)
Hartford SmallCap Growth HLS
 Fund                                  42,696         31,789         10,907
Hartford Stock HLS Fund               310,128      1,843,911     (1,533,783)
Hartford U.S. Government
 Securities HLS Fund                  139,873        355,646       (215,773)
Hartford Value HLS Fund                17,016         31,889        (14,873)
American Funds Asset Allocation
 HLS Fund                             172,699        286,150       (113,451)
American Funds Blue Chip Income
 and Growth HLS Fund                   51,616        129,652        (78,036)
American Funds Bond HLS Fund          457,018        557,941       (100,923)
American Funds Global Bond HLS
 Fund                                  43,444        124,960        (81,516)
American Funds Global Growth
 and Income HLS Fund                   52,296        296,818       (244,522)
American Funds Global Growth
 HLS Fund                              14,212         97,134        (82,922)
American Funds Global Small
 Capitalization HLS Fund               56,958        215,023       (158,065)
American Funds Growth HLS Fund        277,731      1,096,179       (818,448)
American Funds Growth-Income
 HLS Fund                             170,938        678,157       (507,219)
American Funds International
 HLS Fund                             216,052        847,953       (631,901)
American Funds New World HLS
 Fund                                  66,182        157,505        (91,323)
Hartford Portfolio Diversifier
 HLS Fund                           1,805,649        529,007      1,276,642
Huntington VA Income Equity
 Fund                                  47,316        254,112       (206,796)
Huntington VA Dividend Capture
 Fund*                                635,707      1,517,172       (881,465)
Huntington VA Growth Fund              35,902        339,137       (303,235)
Huntington VA Mid Corp America
 Fund                                  34,850        437,441       (402,591)
Huntington VA Rotating Markets
 Fund                                  15,640         80,789        (65,149)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Huntington VA International
 Equity Fund                           67,135        270,810       (203,675)
Huntington VA Mortgage
 Securities Fund                       70,568        150,879        (80,311)
Huntington VA Situs Fund              106,723        608,074       (501,351)
Lord Abbett Fundamental Equity
 Fund                                   9,333         42,541        (33,208)
Lord Abbett Calibrated Dividend
 Growth Fund                          177,483         39,925        137,558
Lord Abbett Bond Debenture Fund        95,442        207,926       (112,484)
Lord Abbett Growth and Income
 Fund                                 136,711         49,259         87,452
MFS(R) Core Equity Series             162,449        268,223       (105,774)
MFS(R) Growth Series                1,637,915        967,699        670,216
MFS(R) Global Equity Series           173,738        226,809        (53,071)
MFS(R) Investors Growth Stock
 Series                               133,904        473,762       (339,858)
MFS(R) Investors Trust Series         379,756      3,146,801     (2,767,045)
MFS(R) Mid Cap Growth Series          660,169      1,275,814       (615,645)
MFS(R) New Discovery Series           501,042      1,623,649     (1,122,607)
MFS(R) Total Return Series          1,320,463      6,931,065     (5,610,602)
MFS(R) Value Series                   796,214      1,693,512       (897,298)
MFS(R) Research Bond Series         5,307,377      2,328,585      2,978,792
MFS(R) Research International
 Series                               121,662        525,364       (403,702)
MFS(R) Research Series                142,475        196,886        (54,411)
MFS(R) High Yield Portfolio*        6,470,921      5,692,009        778,912
BlackRock Global Allocation
 V.I. Fund                             10,473            608          9,865
BlackRock Global Opportunities
 V.I. Fund                                403             --            403
BlackRock Large Cap Growth V.I.
 Fund                                     120          7,065         (6,945)
BlackRock Equity Dividend V.I.
 Fund                                  26,020         44,575        (18,555)
UIF Core Plus Fixed Income
 Portfolio*                             8,087         11,480         (3,393)
UIF Growth Portfolio*                  26,617         39,708        (13,091)
UIF Mid Cap Growth Portfolio            9,193         43,009        (33,816)
Invesco V.I. American Value
 Fund*                                  4,732          7,152         (2,420)
Morgan Stanley -- Mid Cap
 Growth Portfolio                       3,999            834          3,165
BlackRock Capital Appreciation
 V.I. Fund                             26,510         53,802        (27,292)
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund                   179,851      1,359,465     (1,179,614)
Columbia Variable Portfolio --
 Marsico Focused Equities Fund        141,713      1,692,609     (1,550,896)
Columbia Variable Portfolio --
 Asset Allocation Fund                104,764        870,177       (765,413)
Columbia Variable Portfolio --
 Marsico Growth Fund                   67,667      1,196,069     (1,128,402)
Columbia Variable Portfolio --
 Marsico 21st Century Fund            124,685        330,272       (205,587)
Columbia Variable Portfolio --
 Dividend Opportunity Fund             72,140        258,346       (186,206)
Columbia Variable Portfolio --
 Income Opportunities Fund*         1,091,475      4,803,716     (3,712,241)
Columbia Variable Portfolio --
 Mid Cap Growth Opportunity
 Fund*                              1,036,427      8,179,512     (7,143,085)
Oppenheimer Capital
 Appreciation Fund/VA                   9,517          3,135          6,382
Oppenheimer Global Fund/VA*            45,263        134,168        (88,905)
Oppenheimer Main Street
 Fund(R)/VA                             7,307         18,680        (11,373)
Oppenheimer Main Street Small
 Cap Fund/VA*                          45,276        145,149        (99,873)
Oppenheimer Equity Income
 Fund/VA*                               5,797          4,426          1,371
Putnam VT Diversified Income
 Fund                                 144,325        409,244       (264,919)
Putnam VT Global Asset
 Allocation Fund                        2,746        104,640       (101,894)
Putnam VT International Value
 Fund                                   8,250          9,102           (852)
Putnam VT International Equity
 Fund                                  15,215          6,907          8,308
Putnam VT Small Cap Value Fund         45,458         55,131         (9,673)
Putnam VT Voyager Fund                 28,593         77,859        (49,266)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  408,753      1,471,369     (1,062,616)
JPMorgan Insurance Trust U.S.
 Equity Portfolio -- 1                 18,604        152,429       (133,825)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     28,354        148,436       (120,082)
JPMorgan Insurance Trust Equity
 Index Portfolio -- 1                  72,228        621,944       (549,716)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     12,772         68,997        (56,225)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1             27,610        179,110       (151,500)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio -- 1              29,425        125,459        (96,034)
Putnam VT Equity Income Fund            1,309             23          1,286
PIMCO All Asset Portfolio                 129            201            (72)
PIMCO EqS Pathfinder Portfolio         21,667         37,858        (16,191)
PIMCO Global Multi-Asset
 Portfolio                                126             25            101
Jennison 20/20 Focus Portfolio              1          5,933         (5,932)
Jennison Portfolio                        713         14,571        (13,858)
Prudential Value Portfolio             19,939         42,045        (22,106)
Prudential Series International
 Growth Portfolio                       8,605            295          8,310
Clearbridge Variable Equity
 Income Portfolio*                        380          2,478         (2,098)
Clearbridge Variable All Cap
 Value Portfolio*                         441         15,620        (15,179)
Western Asset Variable Global
 High Yield Bond Portfolio                363            566           (203)
Clearbridge Variable Large Cap
 Value Portfolio*                       4,069         47,693        (43,624)
Invesco V.I. Growth and Income
 Fund*                                 12,704         29,255        (16,551)
Invesco V.I. Comstock Fund*             3,934          4,903           (969)
Invesco V.I. American Franchise
 Fund*                                210,662        834,997       (624,335)
Invesco V.I. Mid Cap Growth
 Fund*                                151,664        131,752         19,912
Wells Fargo Advantage VT Index
 Asset Allocation Fund                     73             89            (16)
Wells Fargo Advantage VT Total
 Return Bond Fund                          75             31             44
Wells Fargo Advantage VT
 Intrinsic Value Fund                     587            448            139
Wells Fargo Advantage VT
 International Equity Fund            116,239        221,797       (105,558)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       17,821         48,782        (30,961)
Wells Fargo Advantage VT
 Discovery Fund                            --              3             (3)
Wells Fargo Advantage VT Small
 Cap Value Fund                        57,317        230,993       (173,676)
Wells Fargo Advantage VT
 Opportunity Fund                      28,839        157,968       (129,129)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value Fund        191,394         19,075        172,319
American Century VP Growth
 Fund                                   3,309             13          3,296
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            103,783        194,831        (91,048)
AllianceBernstein VPS
 International Value
 Portfolio                            149,164        176,425        (27,261)
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                             17,917         19,236         (1,319)
AllianceBernstein VPS Value
 Portfolio                              5,672         14,841         (9,169)
AllianceBernstein VPS
 International Growth
 Portfolio                             18,679         33,135        (14,456)
Invesco Van Kampen V.I. Value
 Opportunities Fund                 2,073,222      7,089,692     (5,016,470)
Invesco V.I. Core Equity Fund         466,884      1,824,034     (1,357,150)
Invesco V.I. Government
 Securities Fund                   34,282,295     54,590,782    (20,308,487)
Invesco V.I. High Yield Fund          208,236        246,287        (38,051)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Invesco V.I. International
 Growth Fund                        1,333,143      6,342,455     (5,009,312)
Invesco V.I. Mid Cap Core
 Equity Fund                        2,731,591     10,131,569     (7,399,978)
Invesco V.I. Small Cap Equity
 Fund                                 250,274        900,251       (649,977)
Invesco V.I. Balanced Risk
 Allocation Fund                      506,958         90,259        416,699
Invesco V.I. Diversified
 Dividend Fund                             --             35            (35)
American Century VP Mid Cap
 Value Fund                             3,881            118          3,763
American Funds Global Bond
 Fund                                 745,766      1,999,698     (1,253,932)
American Funds Global Growth
 and Income Fund                      487,286      2,335,753     (1,848,467)
American Funds Asset
 Allocation Fund                      977,831      4,644,792     (3,666,961)
American Funds Blue Chip
 Income and Growth Fund             8,092,382     28,151,992    (20,059,610)
American Funds Bond Fund            1,767,385      4,462,267     (2,694,882)
American Funds Global Growth
 Fund                                 287,311      1,257,854       (970,543)
American Funds Growth Fund          1,446,855     13,385,779    (11,938,924)
American Funds Growth-Income
 Fund                                 987,646     11,224,656    (10,237,010)
American Funds International
 Fund                                 473,911      3,165,334     (2,691,423)
American Funds New World Fund         269,108        955,516       (686,408)
American Funds Global Small
 Capitalization Fund                  223,999      1,023,914       (799,915)
Sterling Capital Strategic
 Allocation Equity VIF                     17             17             --
Sterling Capital Select Equity
 VIF                                    2,996              2          2,994
Sterling Capital Special
 Opportunities VIF                      8,673         27,042        (18,369)
Sterling Capital Total Return
 Bond VIF                               8,201         17,164         (8,963)
Columbia Variable Portfolio --
 Small Company Growth Fund            159,879      1,156,546       (996,667)
Wells Fargo Advantage VT Omega
 Growth Fund                          763,960        335,255        428,705
Fidelity(R) VIP Growth
 Portfolio                             15,056         47,588        (32,532)
Fidelity(R) VIP Contrafund(R)
 Portfolio                            315,207        496,142       (180,935)
Fidelity(R) VIP Mid Cap
 Portfolio                             93,510        228,317       (134,807)
Fidelity(R) VIP Value
 Strategies Portfolio                  30,656         71,306        (40,650)
Fidelity(R) VIP Dynamic
 Capital Appreciation
 Portfolio                             28,293         20,056          8,237
Fidelity(R) VIP Strategic
 Income Portfolio                       3,910            499          3,411
Franklin Rising Dividends
 Securities Fund                      986,008      4,082,309     (3,096,301)
Franklin Income Securities
 Fund                               1,363,377     11,292,557     (9,929,180)
Franklin Large Cap Growth
 Securities Fund                      356,879      1,261,400       (904,521)
Franklin Global Real Estate
 Securities Fund                        7,664         20,458        (12,794)
Franklin Small-Mid Cap Growth
 Securities Fund                      655,630      2,104,840     (1,449,210)
Franklin Small Cap Value
 Securities Fund                      367,153        656,944       (289,791)
Franklin Strategic Income
 Securities Fund                    1,364,437      3,084,566     (1,720,129)
Mutual Shares Securities Fund         701,722      6,504,092     (5,802,370)
Templeton Developing Markets
 Securities Fund                      281,762        897,266       (615,504)
Templeton Foreign Securities
 Fund                               1,916,772      4,193,170     (2,276,398)
Templeton Growth Securities
 Fund                                 562,573      5,106,697     (4,544,124)
Mutual Global Discovery
 Securities Fund                      369,717      1,699,658     (1,329,941)
Franklin Flex Cap Growth
 Securities Fund                      270,315        567,903       (297,588)
Franklin Large Cap Value
 Securities Fund                      164,239        272,996       (108,757)
Templeton Global Bond
 Securities Fund                      255,718        300,451        (44,733)
Hartford Balanced HLS Fund            669,718      3,017,846     (2,348,128)
Hartford Total Return Bond HLS
 Fund                               2,707,608      7,485,193     (4,777,585)
Hartford Capital Appreciation
 HLS Fund                           1,309,966      5,951,760     (4,641,794)
Hartford Dividend and Growth
 HLS Fund                             770,403      5,166,075     (4,395,672)
Hartford Global Research HLS
 Fund                                  10,728         18,126         (7,398)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Hartford Healthcare HLS Fund              163         50,805        (50,642)
Hartford Global Growth HLS
 Fund                                  13,489         41,972        (28,483)
Hartford Disciplined Equity
 HLS Fund                              60,843        287,449       (226,606)
Hartford Growth HLS Fund               52,556         56,992         (4,436)
Hartford Growth Opportunities
 HLS Fund                             210,427        655,899       (445,472)
Hartford High Yield HLS Fund          192,108        153,683         38,425
Hartford Index HLS Fund               431,108         27,373        403,735
Hartford International
 Opportunities HLS Fund               237,885        746,709       (508,824)
Hartford Small/Mid Cap Equity
 HLS Fund                              22,781         66,563        (43,782)
Hartford MidCap HLS Fund                2,899         66,501        (63,602)
Hartford MidCap Value HLS Fund         13,362         39,985        (26,623)
Hartford Money Market HLS Fund    124,531,975    174,379,823    (49,847,848)
Hartford Small Company HLS
 Fund                                  74,399        486,004       (411,605)
Hartford SmallCap Growth HLS
 Fund                                  13,540        104,567        (91,027)
Hartford Stock HLS Fund               140,140      2,946,933     (2,806,793)
Hartford U.S. Government
 Securities HLS Fund                  189,745        636,333       (446,588)
Hartford Value HLS Fund                30,012         28,387          1,625
American Funds Asset
 Allocation HLS Fund                  267,607        379,868       (112,261)
American Funds Blue Chip
 Income and Growth HLS Fund            71,332        129,301        (57,969)
American Funds Bond HLS Fund          389,412        438,956        (49,544)
American Funds Global Bond HLS
 Fund                                  47,310         98,909        (51,599)
American Funds Global Growth
 and Income HLS Fund                   42,734        293,316       (250,582)
American Funds Global Growth
 HLS Fund                              27,882        126,682        (98,800)
American Funds Global Small
 Capitalization HLS Fund               88,377        168,300        (79,923)
American Funds Growth HLS Fund        512,716        994,604       (481,888)
American Funds Growth-Income
 HLS Fund                             340,593        598,030       (257,437)
American Funds International
 HLS Fund                             454,405        659,853       (205,448)
American Funds New World HLS
 Fund                                  47,623        212,738       (165,115)
Hartford Portfolio Diversifier
 HLS Fund                           4,213,865        224,725      3,989,140
Huntington VA Income Equity
 Fund                                 188,698        183,912          4,786
Huntington VA Dividend Capture
 Fund                                 243,901        340,947        (97,046)
Huntington VA Growth Fund              85,703        250,613       (164,910)
Huntington VA Mid Corp America
 Fund                               1,019,057      1,567,213       (548,156)
Huntington VA Rotating Markets
 Fund                                  11,871         70,012        (58,141)
Huntington VA International
 Equity Fund                          167,900        231,511        (63,611)
Huntington VA Macro 100 Fund          170,064        171,014           (950)
Huntington VA Mortgage
 Securities Fund                      166,733         97,030         69,703
Huntington VA Situs Fund              137,439        638,316       (500,877)
Lord Abbett Fundamental Equity
 Fund                                  81,271         16,582         64,689
Lord Abbett Calibrated
 Dividend Growth Fund                  22,716         29,492         (6,776)
Lord Abbett Bond Debenture
 Fund                                 151,636        202,600        (50,964)
Lord Abbett Growth and Income
 Fund                                   9,204         83,056        (73,852)
MFS(R) Core Equity Series             135,136        255,209       (120,073)
MFS(R) Growth Series                  814,989        985,426       (170,437)
MFS(R) Global Equity Series           130,665        157,254        (26,589)
MFS(R) High Income Series           1,107,151      1,521,390       (414,239)
MFS(R) Investors Growth Stock
 Series                               258,394        567,962       (309,568)
MFS(R) Investors Trust Series         491,076      3,213,638     (2,722,562)
MFS(R) Mid Cap Growth Series          673,720      1,358,438       (684,718)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
MFS(R) New Discovery Series           365,591      1,534,242     (1,168,651)
MFS(R) Total Return Series          1,208,875      5,423,445     (4,214,570)
MFS(R) Value Series                   751,247      1,519,624       (768,377)
MFS(R) Research Bond Series         1,688,869      2,031,220       (342,351)
MFS(R) Research International
 Series                               162,483        383,325       (220,842)
MFS(R) Research Series                172,213        212,535        (40,322)
BlackRock Global Allocation
 V.I. Fund                              8,048            678          7,370
BlackRock Global Opportunities
 V.I. Fund                              1,462          1,485            (23)
BlackRock Large Cap Growth
 V.I. Fund                                287          6,007         (5,720)
BlackRock Equity Dividend V.I.
 Fund                                  85,040          6,272         78,768
UIF Mid Cap Growth Portfolio           21,927         85,392        (63,465)
Invesco Van Kampen V.I.
 American Value Fund                   26,655         28,745         (2,090)
Morgan Stanley -- Focus Growth
 Portfolio                                589             --            589
Morgan Stanley Multi Cap
 Growth Portfolio                       4,145          3,588            557
Morgan Stanley -- Mid Cap
 Growth Portfolio                       2,588            983          1,605
Morgan Stanley -- Flexible
 Income Portfolio                          --             56            (56)
Wilmington Managed Allocation
 Fund -- Moderate Growth II                --          1,667         (1,667)
BlackRock Capital Appreciation
 V.I. Fund                             92,640          8,786         83,854
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund                   232,975      1,412,662     (1,179,687)
Columbia Variable Portfolio --
 High Income Fund                     183,921      1,215,347     (1,031,426)
Columbia Variable Portfolio --
 Marsico Focused Equities
 Fund                                 149,302      1,487,583     (1,338,281)
Columbia Variable Portfolio --
 Asset Allocation Fund                103,439        823,103       (719,664)
Columbia Variable Portfolio --
 Marsico Growth Fund                  216,745      1,653,546     (1,436,801)
Columbia Variable Portfolio --
 Marsico 21st Century Fund             20,443        419,566       (399,123)
Columbia Variable Portfolio --
 Mid Cap Growth Fund                  196,562      2,295,737     (2,099,175)
Columbia Variable Portfolio --
 Dividend Opportunity Fund             60,124        220,940       (160,816)
Oppenheimer Capital
 Appreciation Fund/VA                   8,299          8,561           (262)
Oppenheimer Global Securities
 Fund/VA                               52,600        157,153       (104,553)
Oppenheimer Main Street
 Fund(R)/VA                             9,096         14,605         (5,509)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA                     29,569        112,112        (82,543)
Oppenheimer Value Fund/VA                 562          3,332         (2,770)
Putnam VT Diversified Income
 Fund                                 244,955        218,992         25,963
Putnam VT Global Asset
 Allocation Fund                      105,506          5,598         99,908
Putnam VT International Value
 Fund                                   6,991         15,160         (8,169)
Putnam VT International Equity
 Fund                                   3,183          3,376           (193)
Putnam VT Investors Fund                   --         28,450        (28,450)
Putnam VT Small Cap Value Fund         59,032         84,458        (25,426)
Putnam VT Voyager Fund                175,858         53,667        122,191
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  692,996      1,350,852       (657,856)
JPMorgan Insurance Trust U.S.
 Equity Portfolio -- 1                 36,747        213,797       (177,050)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     27,096        143,120       (116,024)
JPMorgan Insurance Trust
 Equity Index Portfolio -- 1           49,500        925,727       (876,227)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     33,493         84,174        (50,681)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1             47,705        253,852       (206,147)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio -- 1              17,349        171,483       (154,134)
Putnam VT Equity Income Fund              443         30,216        (29,773)
PIMCO All Asset Portfolio               3,517            127          3,390
PIMCO EqS Pathfinder Portfolio         76,509          4,960         71,549
PIMCO Global Multi-Asset
 Portfolio                              3,261          2,075          1,186

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio            677         11,979        (11,302)
Jennison Portfolio                         76         17,547        (17,471)
Prudential Value Portfolio             11,074         12,078         (1,004)
Prudential Series
 International Growth
 Portfolio                                 --              3             (3)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                        498          1,488           (990)
Legg Mason ClearBridge
 Variable Fundamental All Cap
 Value Portfolio                        5,418         22,142        (16,724)
Western Asset Variable Global
 High Yield Bond Portfolio              4,148          8,574         (4,426)
Legg Mason ClearBridge
 Variable Large Cap Value
 Portfolio                              5,555         70,528        (64,973)
Invesco Van Kampen V.I. Growth
 and Income Fund                       12,239         24,244        (12,005)
Invesco Van Kampen V.I.
 Comstock Fund                             --          4,236         (4,236)
Invesco Van Kampen V.I.
 American Franchise Fund            2,646,639     15,185,212    (12,538,573)
Invesco Van Kampen V.I. Mid
 Cap Growth Fund                      475,914        683,769       (207,855)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                  5,188         10,134         (4,946)
Wells Fargo Advantage VT Total
 Return Bond Fund                       3,832              7          3,825
Wells Fargo Advantage VT
 Intrinsic Value Fund                      54          1,698         (1,644)
Wells Fargo Advantage VT
 International Equity Fund             87,914        434,534       (346,620)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       10,811         26,667        (15,856)
Wells Fargo Advantage VT
 Discovery Fund                            71             40             31
Wells Fargo Advantage VT Small
 Cap Value Fund                        55,484        297,488       (242,004)
Wells Fargo Advantage VT
 Opportunity Fund                      68,784        162,863        (94,079)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2013                                 164,839      $14.395666      to      $14.782510          $2,445,633
 2012                                 202,920       11.108599      to       11.299348           2,311,580
 2011                                  30,601        9.911162      to       10.534031             304,415
AMERICAN CENTURY VP GROWTH
 FUND
 2013                                   6,404       13.158033      to       13.158033              84,260
 2012                                   3,296       10.128418      to       10.272868              33,604
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                                 483,738       16.095837      to       16.383105           5,959,909
 2012                                 427,286       14.160826      to       14.221715           4,612,246
 2011                                 518,334       12.552780      to       12.887048           4,968,538
 2010                                 491,071       13.013398      to       13.657129           4,865,846
 2009                                 388,226        9.047715      to       12.721089           3,492,638
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                               1,010,778        7.823764      to       14.661951           7,711,067
 2012                               1,249,244        6.429205      to       12.273260           7,847,078
 2011                               1,276,505        5.678097      to       11.041699           7,122,356
 2010                               1,213,975        7.108204      to       14.081041           8,531,384
 2009                               1,142,843        6.873420      to       13.870269           7,804,286
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2013                                 160,517       24.369798      to       25.663136           2,785,675
 2012                                 141,654       17.794803      to       19.155351           1,808,494
 2011                                 142,973       15.095870      to       16.611315           1,541,969
 2010                                 152,861       16.602960      to       18.676302           1,804,581
 2009                                 104,673        9.222123      to        9.435503             986,265
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                                  30,135       11.498544      to       12.331802             366,054
 2012                                  15,551        8.759176      to        9.148443             140,850
 2011                                  24,720        8.017467      to       12.578763             204,373
 2010                                  19,791        8.436920      to       13.390012             174,314
 2009                                  17,731        7.667474      to       12.309621             138,231
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                 145,870        8.808059      to       16.111731           1,288,825
 2012                                 145,200        7.870373      to       14.606635           1,144,972
 2011                                 159,656        6.915655      to       13.022116           1,108,656
 2010                                 165,096        8.340904      to       15.935390           1,387,961
 2009                                 157,200        7.500193      to       14.538460           1,187,403

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2013                           0.50%     to       1.45%      1.26%     to       1.49%      29.59%     to       30.83%
 2012                           0.50%     to       1.45%      1.70%     to       1.92%      12.93%     to       14.01%
 2011                           0.50%     to       1.00%      0.31%     to       0.46%      (0.89)%    to        5.34%
AMERICAN CENTURY VP GROWTH
 FUND
 2013                           0.65%     to       0.65%      0.32%     to       0.32%      28.09%     to       28.09%
 2012                           0.65%     to       1.50%      0.38%     to       0.40%      11.80%     to       12.75%
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                           0.50%     to       2.70%      2.24%     to       2.25%      13.18%     to       15.69%
 2012                           0.50%     to       2.70%      1.92%     to       1.92%      10.36%     to       12.81%
 2011                           0.50%     to       2.70%      0.48%     to       2.22%      (5.64)%    to       (3.54)%
 2010                           0.50%     to       2.70%      4.84%     to       4.84%       7.36%     to        9.75%
 2009                           1.25%     to       2.70%      0.87%     to       0.87%      21.14%     to       22.91%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                           0.85%     to       2.70%      5.69%     to       5.85%      19.46%     to       21.69%
 2012                           0.85%     to       2.70%      1.16%     to       1.43%      11.15%     to       13.23%
 2011                           0.85%     to       2.70%      3.99%     to       4.02%     (21.58)%    to      (20.12)%
 2010                           0.85%     to       2.70%      2.82%     to       3.44%       1.52%     to        3.42%
 2009                           0.85%     to       2.70%      1.38%     to       2.23%      30.78%     to       33.22%
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2013                           0.50%     to       2.70%      0.41%     to       0.42%      33.97%     to       36.95%
 2012                           0.50%     to       2.70%      0.28%     to       0.29%      15.32%     to       17.88%
 2011                           0.50%     to       2.70%      0.20%     to       0.23%     (11.06)%    to       (9.08)%
 2010                           0.50%     to       2.70%        --      to         --       23.22%     to       25.96%
 2009                           1.25%     to       2.50%      0.86%     to       0.88%      39.14%     to       40.89%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                           1.25%     to       2.45%      2.22%     to       2.24%      33.19%     to       34.80%
 2012                           1.25%     to       2.15%      0.76%     to       1.70%      13.08%     to       14.11%
 2011                           1.25%     to       2.40%      1.16%     to       1.17%      (6.06)%    to       (4.97)%
 2010                           1.25%     to       2.40%      1.67%     to       1.76%       8.78%     to       10.04%
 2009                           1.25%     to       2.40%      3.08%     to       3.08%      18.17%     to       19.54%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           1.25%     to       2.70%      0.60%     to       0.71%      10.30%     to       11.91%
 2012                           1.25%     to       2.70%      1.40%     to       1.46%      12.17%     to       13.81%
 2011                           1.25%     to       2.70%      2.75%     to       2.77%     (18.28)%    to      (17.09)%
 2010                           1.25%     to       2.70%      1.55%     to       1.88%       9.61%     to       11.21%
 2009                           1.25%     to       2.70%      4.61%     to       4.61%      35.53%     to       37.51%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
OPPORTUNITIES FUND+
 2013                              17,709,099       $1.711493      to      $21.756431         $27,217,711
 2012                              22,874,107        1.290481      to       16.718816          26,765,920
 2011                              27,890,577        1.105738      to       14.600052          28,254,417
 2010                              36,220,448        1.150245      to       15.495518          38,592,858
 2009                              44,071,822        1.080634      to       14.829632          44,576,240
INVESCO V.I. CORE EQUITY FUND
 2013                               3,883,837       18.331860      to       18.852457          54,978,053
 2012                               4,916,451       14.578328      to       14.694872          56,353,721
 2011                               6,273,601       12.998894      to       13.157943          64,528,774
 2010                               7,580,886       12.285289      to       13.533453          80,092,705
 2009                               8,445,525       11.309508      to       12.704451          84,019,331
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                              126,681,678       1.441994      to       10.188828         166,630,318
 2012                              175,871,974       1.493465      to       10.782357         241,587,716
 2011                              196,180,461       1.469836      to       10.815243         267,497,204
 2010                              241,307,822       1.373740      to       10.301986         309,357,797
 2009                              266,427,437       1.314467      to       10.052014         330,327,193
INVESCO V.I. HIGH YIELD FUND
 2013                                 496,894        1.937261      to       20.211788           1,200,328
 2012                                 708,040        1.841423      to       19.414644           1,384,690
 2011                                 746,091        1.598468      to       17.030880           1,169,943
 2010                                 893,145        1.610383      to       17.338981           1,540,721
 2009                                 802,543        1.355162      to        1.442230           1,120,889
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                              20,743,931       17.228480      to       18.110799          62,425,737
 2012                              24,773,236       14.454160      to       15.681292          62,682,241
 2011                              29,782,548       12.603920      to       13.951354          63,954,402
 2010                              33,509,828       13.619296      to       15.377007          76,089,512
 2009                              37,300,898        8.606602      to       14.012034          74,364,837
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2013                              24,198,821       17.754014      to       17.950074          53,794,965
 2012                              30,698,856       14.042863      to       14.166487          54,019,726
 2011                              38,098,834       12.758355      to       13.123601          61,453,126
 2010                              48,614,720       13.714290      to       14.408598          85,178,146
 2009                              54,318,440        1.668104      to       12.985726          84,843,363
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2013                               1,874,297       22.019679      to       22.543528          39,908,287
 2012                               2,409,209       16.506273      to       16.527510          38,131,991
 2011                               3,059,186       14.614533      to       14.896566          43,377,847
 2010                               3,259,279       14.833667      to       15.423915          47,687,718
 2009                               3,291,508        9.079939      to       12.340587          38,521,394
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2013                                 369,128       11.519666      to       12.249085           4,386,691
 2012                                 674,601       11.669377      to       12.138297           8,019,261
 2011                                 257,902       10.835695      to       11.025993           2,816,976

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
OPPORTUNITIES FUND+
 2013                           0.85%     to       2.75%      0.98%     to       1.49%      30.13%     to       32.62%
 2012                           0.85%     to       2.75%      1.51%     to       1.60%      14.51%     to       16.71%
 2011                           0.85%     to       2.75%      0.89%     to       0.91%      (5.68)%    to       (3.87)%
 2010                           0.85%     to       2.70%      0.59%     to       0.90%       4.49%     to        6.44%
 2009                           0.85%     to       2.70%      1.73%     to       3.69%      44.07%     to       46.75%
INVESCO V.I. CORE EQUITY FUND
 2013                           0.50%     to       2.75%      1.25%     to       2.12%      25.75%     to       28.29%
 2012                           0.50%     to       2.75%      0.95%     to       1.17%      10.79%     to       13.05%
 2011                           0.50%     to       2.75%      0.12%     to       0.99%      (2.77)%    to       (0.79)%
 2010                           0.85%     to       2.75%      0.95%     to       0.97%       6.58%     to        8.63%
 2009                           0.85%     to       2.70%      1.87%     to       1.87%      24.88%     to       27.21%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                           0.85%     to       2.80%      4.01%     to       5.85%      (5.31)%    to       (3.45)%
 2012                           0.85%     to       2.75%      3.14%     to       4.17%      (0.30)%    to        1.61%
 2011                           0.85%     to       2.75%      2.92%     to       3.60%       4.98%     to        7.00%
 2010                           0.85%     to       2.75%      5.13%     to       5.42%       2.54%     to        4.51%
 2009                           0.85%     to       2.70%      4.07%     to      16.26%      (2.68)%    to       (0.86)%
INVESCO V.I. HIGH YIELD FUND
 2013                           1.70%     to       2.75%      4.05%     to       5.05%       4.11%     to        5.20%
 2012                           1.70%     to       2.75%      4.73%     to       5.18%      14.00%     to       15.20%
 2011                           1.70%     to       2.75%      6.42%     to       6.96%      (1.78)%    to       (0.74)%
 2010                           1.70%     to       2.75%      9.91%     to      10.33%      10.49%     to       11.66%
 2009                           1.70%     to       2.50%      7.77%     to       8.95%      49.02%     to       50.21%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                           0.30%     to       2.80%        --      to       1.24%      15.73%     to       18.36%
 2012                           0.50%     to       2.75%      1.35%     to       1.61%      12.40%     to       14.68%
 2011                           0.50%     to       2.75%      0.88%     to       1.54%      (9.27)%    to       (7.46)%
 2010                           0.50%     to       2.75%      0.98%     to       0.98%       9.80%     to       12.05%
 2009                           0.85%     to       2.70%      0.20%     to       2.78%      31.64%     to       33.77%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2013                           0.50%     to       2.75%      0.51%     to       0.72%      25.32%     to       27.82%
 2012                           0.50%     to       2.75%        --      to       0.07%       7.95%     to       10.07%
 2011                           0.50%     to       2.75%      0.09%     to       0.32%      (8.92)%    to       (6.97)%
 2010                           0.50%     to       2.75%      0.15%     to       0.15%      11.02%     to       13.21%
 2009                           0.85%     to       2.70%      1.41%     to       5.69%      26.75%     to       29.11%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2013                           0.50%     to       2.80%        --      to       0.01%      33.68%     to       36.40%
 2012                           0.50%     to       2.75%        --      to         --       10.81%     to       13.09%
 2011                           0.50%     to       2.75%        --      to         --       (3.42)%    to       (1.48)%
 2010                           0.50%     to       2.75%        --      to         --       25.05%     to       27.57%
 2009                           0.85%     to       2.70%      0.16%     to       0.79%      18.06%     to       19.87%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2013                           0.50%     to       2.70%      1.37%     to       1.50%      (1.28)%    to        0.91%
 2012                           0.50%     to       2.70%      0.28%     to       0.82%       7.69%     to       10.09%
 2011                           0.50%     to       2.70%        --      to         --        8.36%     to       10.26%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                                     520      $14.456478      to      $14.456478              $7,517
 2012                                     553       11.244674      to       11.244674               6,221
 2011                                     588        9.662464      to        9.662464               5,679
INVESCO V.I. MONEY MARKET
 FUND
 2013                               2,143,849        9.844166      to        9.963797          21,229,172
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2013                                   5,120       14.180887      to       14.578868              74,713
 2012                                   5,767       11.076042      to       11.279374              65,223
 2011                                   2,004        9.668754      to        9.753198              19,524
AMERICAN FUNDS GLOBAL BOND
 FUND
 2013                               3,877,209       11.620917      to       13.586871          49,307,481
 2012                               5,501,480       12.261101      to       14.065520          73,105,787
 2011                               6,755,412       11.867867      to       13.358243          85,944,799
 2010                               7,174,063       11.669181      to       12.887393          88,889,078
 2009                               7,357,633       11.398168      to       12.351206          88,216,492
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2013                               5,126,259       14.654969      to       19.637414          70,429,149
 2012                               7,229,938       12.061955      to       16.514694          82,482,066
 2011                               9,078,405       10.348118      to       14.439786          89,491,258
 2010                              10,904,276       10.968761      to       15.616120         114,813,629
 2009                              11,829,859        9.896204      to       14.351903         113,334,310
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2013                              12,666,696       18.184798      to       21.186874         228,180,458
 2012                              16,290,731       15.080782      to       17.275233         242,309,617
 2011                              19,957,692       13.347677      to       14.994844         260,059,129
 2010                              23,969,303       13.551269      to       14.929411         313,497,451
 2009                              27,411,030       12.400343      to       13.383137         324,009,646
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2013                              69,658,343        1.624298      to       19.475651         102,679,347
 2012                              92,331,247        1.231691      to       15.051344         104,124,798
 2011                              112,390,857       1.090768      to       13.584833         113,273,595
 2010                              134,710,522       1.110089      to       14.090962         139,307,202
 2009                              155,129,464       0.996705      to       12.894155         145,184,245
AMERICAN FUNDS BOND FUND
 2013                              14,571,483       11.826830      to       16.678760         216,722,358
 2012                              15,660,878       12.424779      to       17.192190         240,330,684
 2011                              18,355,760       12.119852      to       16.454705         271,699,885
 2010                              22,387,628       11.741132      to       15.640595         317,448,285
 2009                              24,690,784       11.337777      to       14.819093         334,815,026
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                               3,614,598       21.208236      to       24.256306          72,622,692
 2012                               4,867,907       16.875417      to       18.937743          77,324,762
 2011                               5,838,450       14.152477      to       15.583345          76,861,299
 2010                               7,186,761       15.966312      to       17.249203         105,252,865
 2009                               8,574,573       14.686092      to       15.567817         113,978,572

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                           1.70%     to       1.70%      2.11%     to       2.11%      28.56%     to       28.56%
 2012                           1.70%     to       1.70%      1.84%     to       1.84%      16.37%     to       16.37%
 2011                           1.70%     to       1.70%        --      to         --       (3.38)%    to       (3.38)%
INVESCO V.I. MONEY MARKET
 FUND
 2013                           0.65%     to       2.70%        --      to         --       (1.56)%    to       (0.36)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2013                           0.50%     to       1.45%      0.92%     to       1.06%      28.03%     to       29.25%
 2012                           0.50%     to       1.45%      1.99%     to       2.03%      14.56%     to       15.65%
 2011                           0.50%     to       1.45%      0.89%     to       1.01%      (3.31)%    to       (2.47)%
AMERICAN FUNDS GLOBAL BOND
 FUND
 2013                           0.85%     to       2.75%        --      to         --       (5.22)%    to       (3.40)%
 2012                           0.85%     to       2.75%      1.74%     to       2.10%       3.31%     to        5.29%
 2011                           0.85%     to       2.75%      2.70%     to       4.07%       1.70%     to        3.65%
 2010                           0.85%     to       2.75%      2.72%     to       6.54%       2.38%     to        4.34%
 2009                           0.85%     to       2.75%      1.06%     to       1.66%       7.08%     to        8.77%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2013                           0.85%     to       2.80%      2.92%     to       3.31%      19.15%     to       21.50%
 2012                           0.85%     to       2.75%      2.38%     to       3.29%      14.37%     to       16.56%
 2011                           0.85%     to       2.75%      2.19%     to       2.54%      (7.44)%    to       (5.66)%
 2010                           0.85%     to       2.70%      2.60%     to       2.73%       8.81%     to       10.84%
 2009                           0.85%     to       2.70%      1.71%     to       2.45%      36.00%     to       38.54%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2013                           0.85%     to       2.75%      1.51%     to       1.57%      20.34%     to       22.64%
 2012                           0.85%     to       2.80%      1.87%     to       1.95%      12.98%     to       15.21%
 2011                           0.85%     to       2.80%      1.55%     to       1.89%      (1.50)%    to        0.44%
 2010                           0.85%     to       2.80%      1.55%     to       1.89%       9.40%     to       11.55%
 2009                           0.85%     to       2.70%      2.22%     to       7.97%      20.68%     to       22.94%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2013                           0.85%     to       2.75%      1.68%     to       2.47%      29.39%     to       31.88%
 2012                           0.85%     to       2.75%      1.91%     to       2.19%      10.80%     to       12.92%
 2011                           0.85%     to       2.75%      1.78%     to       1.91%      (3.59)%    to       (1.74)%
 2010                           0.85%     to       2.75%      1.72%     to       1.89%       9.28%     to       11.38%
 2009                           0.85%     to       2.75%      1.39%     to       2.09%      24.50%     to       26.89%
AMERICAN FUNDS BOND FUND
 2013                           0.85%     to       2.75%      1.46%     to       1.94%      (4.81)%    to       (2.99)%
 2012                           0.85%     to       2.75%      2.43%     to       2.58%       2.52%     to        4.48%
 2011                           0.85%     to       2.75%      2.84%     to       3.35%       3.23%     to        5.21%
 2010                           0.85%     to       2.75%      3.07%     to      16.30%       3.56%     to        5.54%
 2009                           0.85%     to       2.75%      3.37%     to       6.56%       9.55%     to       11.65%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                           0.85%     to       2.75%      1.21%     to       1.24%      25.68%     to       28.08%
 2012                           0.85%     to       2.75%      0.90%     to       0.92%      19.24%     to       21.53%
 2011                           0.85%     to       2.75%      1.08%     to       1.49%     (11.36)%    to       (9.66)%
 2010                           0.85%     to       2.75%      1.50%     to       2.38%       8.72%     to       10.80%
 2009                           0.85%     to       2.75%      1.48%     to       1.79%      35.98%     to       41.10%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2013                              34,857,073      $21.745969      to      $21.801334        $573,773,764
 2012                              47,094,015       16.857195      to       17.268006         608,651,148
 2011                              59,032,939       14.420984      to       15.055605         655,087,898
 2010                              72,779,687       15.194005      to       16.167182         854,449,095
 2009                              84,074,761       12.911636      to       14.001885         846,624,915
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                              29,071,667       20.097293      to       21.934620         530,508,380
 2012                              39,352,298       15.513115      to       16.570647         549,702,685
 2011                              49,589,308       13.572639      to       14.225175         598,947,672
 2010                              59,675,292       14.211420      to       14.614120         745,868,391
 2009                              68,951,723       13.109413      to       13.227376         785,763,429
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                               8,831,097       17.748858      to       19.485261         145,297,514
 2012                              11,485,798       14.998581      to       16.156198         159,016,779
 2011                              14,177,221       13.075204      to       13.819428         169,374,968
 2010                              16,691,204       15.621900      to       16.199678         235,548,420
 2009                              18,754,257       14.982126      to       15.235831         250,870,138
AMERICAN FUNDS NEW WORLD FUND
 2013                               2,085,846       18.200673      to       33.647551          58,781,086
 2012                               2,722,685       16.796944      to       30.468166          70,629,591
 2011                               3,409,093       14.653549      to       26.080232          76,375,757
 2010                               4,408,169       17.504054      to       30.566229         116,824,292
 2009                               4,517,294       15.263363      to       26.152525         103,586,854
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                               2,693,415       22.327880      to       25.926040          58,725,046
 2012                               3,245,033       17.890749      to       20.383203          56,411,255
 2011                               4,044,948       15.560717      to       17.395051          60,564,986
 2010                               5,218,006       19.782555      to       21.697525          97,862,424
 2009                               5,868,465       16.610462      to       17.875929          91,552,717
STERLING CAPITAL EQUITY
 INCOME VIF+
 2013                                   3,258       10.720910      to       10.910067              34,956
 2012                                   3,260        9.247316      to        9.382311              30,166
 2011                                     266        8.218125      to        8.313135               2,200
 2010                                     293        8.697414      to        8.771606               2,564
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                                 152,678       14.730084      to       22.062969           2,259,312
 2012                                 180,209       11.761610      to       17.820243           2,126,145
 2011                                 198,578        9.948620      to       10.416537           2,074,711
 2010                                 208,135       10.568818      to       10.933880           2,299,638
 2009                                 210,121        9.317989      to        9.524881           2,027,539
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                                  58,326       11.849941      to       12.230611             706,478
 2012                                  76,368       12.331151      to       12.581729             953,347
 2011                                  85,331       11.466871      to       12.006207           1,015,821
 2010                                  86,661       11.074495      to       11.457098             988,122
 2009                                 116,453       10.533695      to       10.767656           1,253,511

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2013                           0.85%     to       2.80%      0.93%     to       1.31%      26.51%     to       29.00%
 2012                           0.85%     to       2.75%      0.75%     to       0.86%      14.69%     to       16.89%
 2011                           0.85%     to       2.75%      0.60%     to       0.68%      (6.88)%    to       (5.09)%
 2010                           0.85%     to       2.75%      0.72%     to       1.39%      15.46%     to       17.68%
 2009                           0.85%     to       2.75%      0.67%     to       1.42%      32.14%     to       38.23%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                           0.85%     to       2.80%      1.31%     to       1.99%      29.82%     to       32.37%
 2012                           0.85%     to       2.75%      1.53%     to       1.76%      14.30%     to       16.49%
 2011                           0.85%     to       2.75%      1.37%     to       2.06%      (4.49)%    to       (2.66)%
 2010                           0.85%     to       2.75%      1.48%     to       2.40%       8.41%     to       10.48%
 2009                           0.85%     to       2.75%      1.63%     to       2.97%      24.96%     to       30.13%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                           0.85%     to       2.75%      1.41%     to       1.58%      18.34%     to       20.61%
 2012                           0.85%     to       2.75%      1.44%     to       1.69%      14.71%     to       16.91%
 2011                           0.85%     to       2.75%      1.85%     to       2.13%     (16.30)%    to      (14.69)%
 2010                           0.85%     to       2.75%      2.02%     to       3.00%       4.33%     to        6.33%
 2009                           0.85%     to       2.70%      1.63%     to       4.85%      37.32%     to       41.86%
AMERICAN FUNDS NEW WORLD FUND
 2013                           0.85%     to       2.75%      1.22%     to       1.52%       8.36%     to       10.44%
 2012                           0.85%     to       2.75%      0.99%     to       1.15%      14.63%     to       16.82%
 2011                           0.85%     to       2.75%      1.40%     to       1.58%     (16.28)%    to      (14.68)%
 2010                           0.85%     to       2.75%      1.30%     to       1.60%      14.68%     to       16.88%
 2009                           0.85%     to       2.75%      0.65%     to       1.48%      45.60%     to       48.39%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                           0.85%     to       2.75%      0.83%     to       0.90%      24.80%     to       27.19%
 2012                           0.85%     to       2.75%      1.33%     to       1.36%      14.97%     to       17.18%
 2011                           0.85%     to       2.75%      1.34%     to       1.36%     (21.34)%    to      (19.83)%
 2010                           0.85%     to       2.75%      1.34%     to       1.75%      19.10%     to       21.38%
 2009                           0.85%     to       2.75%      0.29%     to       0.29%      54.22%     to       59.93%
STERLING CAPITAL EQUITY
 INCOME VIF+
 2013                           1.25%     to       1.55%      1.26%     to       1.27%      15.94%     to       16.28%
 2012                           1.25%     to       1.55%      1.00%     to       1.55%      12.52%     to       12.86%
 2011                           1.25%     to       1.55%      1.09%     to       1.11%      (5.51)%    to       (5.23)%
 2010                           1.25%     to       1.55%      0.70%     to       0.70%      10.21%     to       10.54%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                           1.25%     to       2.40%      0.05%     to       0.08%      23.81%     to       25.24%
 2012                           1.25%     to       2.40%      0.28%     to       0.28%      11.62%     to       12.91%
 2011                           1.25%     to       2.45%        --      to         --       (5.87)%    to       (4.73)%
 2010                           1.25%     to       2.45%      0.06%     to       0.06%      13.42%     to       14.79%
 2009                           1.25%     to       2.45%        --      to         --       40.06%     to       41.75%
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                           1.25%     to       2.40%      3.19%     to       3.21%      (3.90)%    to       (2.79)%
 2012                           1.25%     to       2.40%      2.84%     to       2.84%       3.60%     to        4.79%
 2011                           1.25%     to       2.45%      3.59%     to       3.60%       3.54%     to        4.79%
 2010                           1.25%     to       2.45%      3.86%     to       3.86%       5.13%     to        6.40%
 2009                           1.25%     to       2.45%      3.97%     to       3.98%       5.95%     to        7.23%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2013                               3,000,847       $1.735616      to      $21.939930          $6,289,041
 2012                               4,106,779        1.256731      to       16.061707           5,762,794
 2011                               5,103,446        1.141271      to       14.747381           6,168,754
 2010                               7,004,152        1.229017      to       16.073702           8,655,002
 2009                               9,146,588        0.973756      to       12.883733           8,724,305
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                                 774,332        1.193034      to       20.972250           1,224,790
 2012                               1,049,531       15.144945      to       18.771297           1,149,387
 2011                                 620,826       12.699333      to       15.977806             591,440
 2010                                 563,848        0.816602      to       13.586960             576,988
 2009                                 600,606        0.696835      to       11.484638             524,401
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                                  76,817       13.574728      to       22.028133           1,151,416
 2012                                  80,115       10.106895      to       16.590323             822,044
 2011                                 112,647        8.542843      to        8.945576           1,018,966
 2010                                  75,132        8.757723      to        9.061120             688,687
 2009                                  91,120        7.245745      to        7.407453             674,234
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 2013                               1,636,395       20.895412      to       21.078399          24,630,367
 2012                               1,947,489       16.176867      to       16.392891          22,688,722
 2011                               2,128,424       13.998493      to       14.500794          21,466,459
 2010                               2,047,545       14.471601      to       15.324656          21,142,827
 2009                               1,846,476        8.568084      to       13.464575          15,856,698
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                               1,201,597       21.314452      to       22.860601          18,323,229
 2012                               1,420,742       15.766099      to       17.285596          16,146,040
 2011                               1,555,549       13.830958      to       15.501125          15,589,399
 2010                               1,580,222       15.592494      to       17.864704          18,010,375
 2009                               1,458,779       12.188298      to       14.274621          13,067,152
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                                  94,871       15.014580      to       28.029835           1,454,040
 2012                                  92,473       11.678349      to       22.119855           1,103,134
 2011                                 133,123        9.306424      to       17.884524           1,246,163
 2010                                 114,577       10.359870      to       20.200241           1,220,708
 2009                                  74,858        8.303199      to       16.426200             645,335
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                                  60,536       15.839793      to       24.768200             932,859
 2012                                  26,235       10.946791      to       11.601156             298,735
 2011                                  17,998        9.609176      to       15.344167             171,347
 2010                                  19,906        9.754780      to       10.007132             196,373
 2009                                  25,384        8.447292      to        8.588257             215,899
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO
 2013                                   7,170       13.783094      to       13.876518              99,079
 2012                                   5,488       13.868175      to       13.941239              76,249
 2011                                   2,077       12.662760      to       12.710400              26,385
 2010                                   1,081       12.229504      to       12.229504              13,216

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2013                           1.70%     to       2.80%      0.11%     to       0.11%      36.60%     to       38.11%
 2012                           1.70%     to       2.80%        --      to         --        8.91%     to       10.12%
 2011                           1.70%     to       2.80%        --      to         --       (8.16)%    to       (7.14)%
 2010                           1.70%     to       2.75%        --      to         --       24.90%     to       26.21%
 2009                           1.70%     to       2.65%        --      to         --       22.37%     to       23.54%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.25%     to       2.50%      0.19%     to       0.40%      36.76%     to       38.48%
 2012                           1.25%     to       2.75%        --      to         --       17.48%     to       19.26%
 2011                           1.25%     to       2.75%        --      to         --       (7.92)%    to       (6.53)%
 2010                           1.25%     to       2.20%      0.47%     to       0.83%      17.19%     to       18.31%
 2009                           1.25%     to       2.20%      0.42%     to       1.22%      40.84%     to       42.18%
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                           1.25%     to       2.40%      0.05%     to       0.12%      32.78%     to       34.31%
 2012                           1.25%     to       2.40%      0.34%     to       0.36%      11.69%     to       12.98%
 2011                           1.25%     to       2.45%      0.13%     to       0.14%      (2.45)%    to       (1.28)%
 2010                           1.25%     to       2.45%      0.03%     to       0.03%      20.87%     to       22.32%
 2009                           1.25%     to       2.45%      0.21%     to       0.24%      24.87%     to       26.38%
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 2013                           0.50%     to       2.70%      0.85%     to       0.86%      27.47%     to       30.30%
 2012                           0.50%     to       2.70%      1.15%     to       1.17%      13.05%     to       15.56%
 2011                           0.50%     to       2.70%      0.80%     to       1.29%      (5.38)%    to       (3.27)%
 2010                           0.50%     to       2.70%      1.47%     to       2.89%      13.82%     to       16.34%
 2009                           0.85%     to       2.70%      1.21%     to       4.26%      31.86%     to       34.32%
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                           0.50%     to       2.70%      0.20%     to       0.32%      32.25%     to       35.19%
 2012                           0.50%     to       2.70%      0.40%     to       0.49%      11.51%     to       13.99%
 2011                           0.50%     to       2.70%      0.03%     to       0.03%     (13.23)%    to      (11.30)%
 2010                           0.50%     to       2.70%      0.17%     to       0.37%      25.15%     to       27.93%
 2009                           0.50%     to       2.70%      0.91%     to       0.91%      21.88%     to       36.03%
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                           1.25%     to       2.70%      0.68%     to       0.70%      26.72%     to       28.57%
 2012                           1.25%     to       2.70%      0.36%     to       0.37%      23.68%     to       25.49%
 2011                           1.25%     to       2.70%      0.68%     to       0.72%     (11.46)%    to      (10.17)%
 2010                           1.25%     to       2.70%      0.31%     to       0.36%      22.98%     to       24.77%
 2009                           1.25%     to       2.70%      0.37%     to       0.81%      52.97%     to       55.20%
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                           1.25%     to       2.30%      0.12%     to       0.13%      35.11%     to       36.54%
 2012                           1.25%     to       2.45%      0.41%     to       0.54%      19.29%     to       20.73%
 2011                           1.25%     to       2.30%        --      to         --       (4.98)%    to       (3.98)%
 2010                           1.25%     to       2.15%      0.26%     to       0.32%      15.48%     to       16.52%
 2009                           1.25%     to       2.15%      0.02%     to       0.02%      32.90%     to       34.10%
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO
 2013                           0.50%     to       0.65%      3.75%     to       5.45%      (0.61)%    to       (0.46)%
 2012                           0.50%     to       0.65%      3.43%     to       5.16%       9.52%     to        9.68%
 2011                           0.50%     to       0.65%      6.35%     to       6.82%       3.78%     to        3.93%
 2010                           0.50%     to       0.50%      4.48%     to       4.48%       8.69%     to        8.69%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2013                              12,257,980      $19.696171      to      $21.371913        $258,059,095
 2012                              16,023,287       15.650299      to       16.576719         265,268,303
 2011                              19,119,588       14.367859      to       14.903732         287,809,621
 2010                              21,762,416       13.932857      to       14.144624         314,415,455
 2009                              22,929,754       11.870451      to       12.799060         279,379,289
FRANKLIN INCOME SECURITIES
 FUND
 2013                              33,417,486       17.311532      to       18.659483         645,762,006
 2012                              44,978,105       15.281162      to       16.875821         783,413,687
 2011                              54,907,285       13.643965      to       15.397947         866,473,608
 2010                              64,312,296       13.405873      to       15.458927       1,012,162,002
 2009                              72,313,630       11.971516      to       14.102498       1,030,824,743
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2013                               2,354,613       15.737151      to       18.228395          35,049,205
 2012                               3,189,398       12.661396      to       14.565563          37,642,123
 2011                               4,093,919       11.574093      to       13.323239          43,752,484
 2010                               4,980,000       11.851458      to       13.904421          55,031,262
 2009                               5,642,623       10.711239      to       12.814563          56,885,469
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2013                                  56,616       16.789715      to       20.826823           1,153,745
 2012                                  59,996       16.807849      to       20.641837           1,210,389
 2011                                  72,790       13.512023      to       16.429225           1,171,672
 2010                                  86,450       14.669965      to       17.659480           1,493,387
 2009                                  92,773       12.421151      to       14.803805           1,343,385
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                               5,125,090       21.026849      to       23.334129          79,345,282
 2012                               6,221,559       15.349634      to       17.404713          70,495,268
 2011                               7,670,769       13.965224      to       16.138689          79,698,492
 2010                               9,403,021       14.799448      to       17.431199         103,713,304
 2009                              10,543,565       11.695088      to       14.038705          93,841,932
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                               1,390,083       23.812141      to       24.018165          20,748,049
 2012                               1,409,166       17.732825      to       17.965353          15,778,584
 2011                               1,698,957       15.068984      to       15.597887          16,252,963
 2010                               1,853,607       15.754561      to       16.659671          18,685,692
 2009                               1,401,222        7.881408      to       13.337937          11,250,662
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                              10,225,598       14.399450      to       15.392925         198,652,045
 2012                              12,947,612       14.027463      to       15.291336         250,767,431
 2011                              14,667,741       12.512704      to       13.901316         257,179,250
 2010                              16,622,274       12.273319      to       13.909880         290,735,591
 2009                              17,511,097       11.124740      to       12.869844         282,189,435
MUTUAL SHARES SECURITIES FUND
 2013                              17,906,901       18.240897      to       18.883899         343,836,287
 2012                              23,164,409       14.655285      to       14.820917         355,309,139
 2011                              28,966,779       13.043277      to       13.185602         397,801,809
 2010                              34,697,310       13.257135      to       13.696286         492,841,333
 2009                              39,336,540       12.660577      to       15.724534         514,493,553

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2013                           0.50%     to       2.80%      1.35%     to       1.52%      26.11%     to       28.93%
 2012                           0.50%     to       2.75%      1.66%     to       1.83%       8.93%     to       11.23%
 2011                           0.50%     to       2.75%      1.26%     to       1.40%       3.12%     to        5.37%
 2010                           0.50%     to       2.75%      1.07%     to       1.07%      17.37%     to       20.02%
 2009                           0.85%     to       2.75%      1.21%     to       1.43%      14.16%     to       16.35%
FRANKLIN INCOME SECURITIES
 FUND
 2013                           0.50%     to       2.80%      6.12%     to       6.19%      10.80%     to       13.29%
 2012                           0.50%     to       2.75%      6.10%     to       6.45%       9.60%     to       12.00%
 2011                           0.50%     to       2.75%      4.82%     to       5.66%      (0.39)%    to        1.78%
 2010                           0.50%     to       2.75%      3.07%     to       3.24%       9.62%     to       11.98%
 2009                           0.50%     to       2.75%      8.52%     to       8.52%      19.72%     to       31.92%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2013                           1.35%     to       2.75%      1.08%     to       1.09%      25.15%     to       26.91%
 2012                           1.15%     to       2.75%      0.80%     to       0.82%       9.32%     to       11.09%
 2011                           0.85%     to       2.75%      0.66%     to       0.68%      (4.18)%    to       (2.34)%
 2010                           0.85%     to       2.75%      0.66%     to       0.83%       8.56%     to       10.65%
 2009                           0.85%     to       2.70%      1.38%     to       1.38%      26.28%     to       28.63%
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2013                           1.40%     to       2.40%      4.38%     to       4.65%      (0.11)%    to        0.90%
 2012                           1.40%     to       2.40%        --      to         --       24.39%     to       25.64%
 2011                           1.40%     to       2.40%      7.74%     to       8.74%      (7.89)%    to       (6.97)%
 2010                           1.40%     to       2.40%      2.86%     to       2.94%      18.11%     to       19.29%
 2009                           1.40%     to       2.40%     13.27%     to      13.27%      16.26%     to       17.43%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                           0.85%     to       2.80%        --      to         --       34.34%     to       36.99%
 2012                           0.85%     to       2.75%        --      to         --        7.84%     to        9.91%
 2011                           0.85%     to       2.75%        --      to         --       (7.41)%    to       (5.64)%
 2010                           0.85%     to       2.75%        --      to         --       24.17%     to       26.54%
 2009                           0.85%     to       2.75%        --      to         --       39.68%     to       42.36%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                           0.50%     to       2.75%      1.16%     to       1.32%      32.54%     to       35.44%
 2012                           0.50%     to       2.75%      0.70%     to       0.86%      15.18%     to       17.68%
 2011                           0.50%     to       2.75%      0.55%     to       0.58%      (6.37)%    to       (4.35)%
 2010                           0.50%     to       2.75%      0.51%     to       0.51%      24.75%     to       27.50%
 2009                           0.85%     to       2.70%      1.52%     to       1.52%      25.60%     to       28.06%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                           0.50%     to       2.80%      5.42%     to       5.80%       0.66%     to        2.65%
 2012                           0.50%     to       2.80%      6.85%     to       6.95%      10.00%     to       12.11%
 2011                           0.50%     to       2.80%      6.09%     to       6.41%      (0.06)%    to        1.95%
 2010                           0.50%     to       2.80%      0.72%     to       0.72%       8.14%     to       10.33%
 2009                           0.50%     to       2.75%      2.55%     to       2.55%      11.25%     to       22.70%
MUTUAL SHARES SECURITIES FUND
 2013                           0.50%     to       2.80%      2.02%     to       2.07%      24.72%     to       27.41%
 2012                           0.50%     to       2.75%      2.13%     to       2.41%      11.15%     to       13.63%
 2011                           0.50%     to       2.75%      2.44%     to       2.56%      (3.73)%    to       (1.61)%
 2010                           0.50%     to       2.75%      1.10%     to       1.52%       8.18%     to       10.50%
 2009                           0.85%     to       2.75%      0.24%     to       1.97%      22.63%     to       24.98%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                               1,694,600      $17.571473      to      $26.764414         $34,141,312
 2012                               2,335,734       18.195185      to       27.192746          49,109,466
 2011                               2,951,238       16.491969      to       24.183491          56,219,294
 2010                               3,762,170       19.953020      to       28.922631          87,667,747
 2009                               3,572,745       17.459152      to       24.755366          73,714,398
TEMPLETON FOREIGN SECURITIES
 FUND
 2013                               7,579,644       17.367091      to       18.000234         118,072,167
 2012                              10,219,149       14.078884      to       15.045733         131,974,526
 2011                              12,495,547       11.977254      to       13.080163         139,228,121
 2010                              14,178,560       13.485831      to       15.045462         180,227,519
 2009                              15,858,557       13.459441      to       14.252060         189,703,975
TEMPLETON GROWTH SECURITIES
 FUND
 2013                              12,935,884       19.140368      to       19.202764         215,920,588
 2012                              17,343,927       14.725005      to       15.087686         226,483,345
 2011                              21,888,051       12.228197      to       12.809585         241,244,696
 2010                              26,349,550       13.235127      to       14.154560         318,345,347
 2009                              30,282,834       12.995028      to       13.547219         347,264,414
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                               4,135,635       17.095911      to       17.393302         104,121,213
 2012                               5,529,851       13.707570      to       13.804833         113,098,587
 2011                               6,859,792       12.162700      to       12.517501         126,044,828
 2010                               7,992,904       12.611581      to       13.259276         155,194,908
 2009                               8,513,586       11.329533      to       12.172998         151,319,313
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2013                               1,109,141       16.901039      to       19.323070          17,183,794
 2012                               1,531,626       12.398153      to       14.446576          17,617,666
 2011                               1,829,214       11.443823      to       13.590297          19,594,014
 2010                               2,085,738       12.123922      to       14.674408          23,893,700
 2009                               2,250,585       10.523196      to       12.981022          22,593,292
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2013                                 700,112       15.498521      to       19.113939          10,033,422
 2012                                 705,497       11.514010      to       14.472108           7,603,552
 2011                                 814,254       10.147083      to       12.998546           7,801,283
 2010                                 921,626       10.802373      to       14.118514           9,468,209
 2009                               1,031,940        8.781519      to        9.534345           9,420,541
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                               1,311,053       14.263388      to       14.578287          18,826,191
 2012                               1,557,122       14.217363      to       14.750789          22,345,330
 2011                               1,601,855       12.341603      to       13.181378          20,322,857
 2010                               1,499,649       12.523396      to       13.673178          19,526,811
 2009                               1,205,381       11.012978      to       12.291339          13,956,074
HARTFORD BALANCED HLS FUND
 2013                               7,677,578       14.031437      to       18.001299          18,155,718
 2012                               9,299,392       11.676956      to       15.306417          16,214,421
 2011                              11,647,520       10.512754      to       14.079868          15,792,890
 2010                              13,816,874       10.291887      to       14.243950          17,960,669
 2009                              16,490,870        9.293434      to       13.103428          18,288,954

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                           0.85%     to       2.75%      1.69%     to       1.92%      (3.43)%    to       (1.58)%
 2012                           0.85%     to       2.75%      1.60%     to       1.71%      10.33%     to       12.44%
 2011                           0.85%     to       2.75%      0.20%     to       1.18%     (17.96)%    to      (16.39)%
 2010                           0.85%     to       2.70%      1.40%     to       1.79%      14.28%     to       16.83%
 2009                           0.85%     to       2.70%      4.92%     to       4.92%      67.86%     to       71.86%
TEMPLETON FOREIGN SECURITIES
 FUND
 2013                           0.30%     to       2.75%        --      to       2.82%      19.64%     to       22.49%
 2012                           0.50%     to       2.75%      3.05%     to       3.06%      15.03%     to       17.55%
 2011                           0.50%     to       2.75%      1.78%     to       1.85%     (13.06)%    to      (11.19)%
 2010                           0.50%     to       2.75%      0.59%     to       0.95%       5.47%     to        7.84%
 2009                           0.85%     to       2.70%      3.48%     to       3.48%      33.20%     to       35.88%
TEMPLETON GROWTH SECURITIES
 FUND
 2013                           0.50%     to       2.75%      1.94%     to       2.23%      27.27%     to       29.99%
 2012                           0.50%     to       2.75%      2.00%     to       2.18%      17.78%     to       20.42%
 2011                           0.50%     to       2.75%      1.06%     to       1.27%      (9.50)%    to       (7.61)%
 2010                           0.50%     to       2.75%      1.27%     to       1.27%       4.48%     to        6.78%
 2009                           0.85%     to       2.75%      3.19%     to       3.19%      27.55%     to       29.99%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                           0.50%     to       2.80%      2.12%     to       2.19%      24.09%     to       26.89%
 2012                           0.50%     to       2.75%      2.57%     to       2.87%      10.28%     to       12.70%
 2011                           0.50%     to       2.75%      2.16%     to       2.18%      (5.59)%    to       (3.56)%
 2010                           0.50%     to       2.75%      0.17%     to       1.28%       8.92%     to       11.32%
 2009                           0.50%     to       2.75%        --      to         --       13.30%     to       19.97%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2013                           0.85%     to       2.75%        --      to         --       33.76%     to       36.32%
 2012                           0.85%     to       2.75%        --      to         --        6.30%     to        8.34%
 2011                           0.85%     to       2.75%        --      to         --       (7.39)%    to       (5.61)%
 2010                           0.85%     to       2.75%        --      to         --       13.05%     to       15.21%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2013                           0.85%     to       2.75%      1.36%     to       1.37%      32.07%     to       34.61%
 2012                           0.85%     to       2.75%      1.53%     to       1.53%      11.34%     to       13.47%
 2011                           0.85%     to       2.75%      1.21%     to       1.22%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.79%     to       1.79%      11.23%     to       13.30%
 2009                           0.85%     to       2.55%      2.03%     to       2.27%      23.57%     to       25.69%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                           0.50%     to       2.70%      4.45%     to       4.95%      (1.17)%    to        1.03%
 2012                           0.30%     to       2.70%        --      to       6.12%      11.91%     to       14.62%
 2011                           0.50%     to       2.70%      5.69%     to       5.73%      (3.60)%    to       (1.45)%
 2010                           0.50%     to       2.70%      0.44%     to       1.12%      11.24%     to       13.72%
 2009                           0.50%     to       2.70%      7.94%     to       7.94%      10.13%     to       15.43%
HARTFORD BALANCED HLS FUND
 2013                           0.85%     to       2.75%      1.40%     to       1.58%      17.61%     to       20.16%
 2012                           0.85%     to       2.75%      3.31%     to       5.55%       8.71%     to       11.07%
 2011                           0.85%     to       2.75%      1.40%     to       1.72%      (1.15)%    to        0.99%
 2010                           1.25%     to       2.75%      1.18%     to       1.51%       8.82%     to       10.74%
 2009                           1.25%     to       2.65%      1.64%     to       3.18%      26.57%     to       28.67%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              28,918,085      $12.343982      to      $12.818679        $154,892,749
 2012                              33,097,003       12.908256      to       13.061086         164,645,075
 2011                              37,874,588       10.603999      to       12.375247         166,428,046
 2010                              42,914,796       11.466077      to       11.937261         163,828,468
 2009                              48,035,422       10.718289      to       11.478424         145,838,795
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                              20,021,826       20.948870      to       22.167748         156,772,819
 2012                              25,478,593       15.138103      to       16.433647         142,494,694
 2011                              30,120,387       12.856297      to       14.317252         139,889,415
 2010                              34,527,013       14.584170      to       16.678412         162,240,133
 2009                              38,107,344       12.581225      to       14.800317         137,601,584
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              15,217,649       19.062349      to       20.401863         110,603,880
 2012                              18,827,915       14.890759      to       15.542467         100,678,897
 2011                              23,223,587       13.508111      to       13.751180         105,474,269
 2010                              27,164,406       13.640428      to       13.738768         109,673,027
 2009                              30,099,497        8.881279      to       12.545314          92,708,467
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                                  27,310       12.930372      to       20.588127             355,278
 2012                                  33,347       10.192580      to       16.651025             340,244
 2011                                  40,745        8.752406      to       14.448983             358,485
 2010                                  47,838        9.808925      to       16.364089             472,123
 2009                                  45,406        8.423321      to        8.595482             394,023
HARTFORD HEALTHCARE HLS FUND
 2013                                  40,443        3.689662      to        3.864674             155,832
 2012                                  68,159        2.478414      to        2.586919             176,031
 2011                                 118,801        2.096138      to        2.180271             258,792
 2010                                 152,576        1.970286      to        2.042198             310,998
 2009                                 192,356        1.876719      to        1.938428             372,357
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                                 203,091       11.364381      to       20.976608             691,385
 2012                                 256,643        7.966476      to        8.442850             689,814
 2011                                 285,126        6.927508      to       13.084231             559,775
 2010                                 412,985        8.145943      to       15.563803             847,930
 2009                                 556,748        7.100965      to        7.219531           1,060,074
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                               1,101,018       15.225344      to       21.085043          14,667,571
 2012                               1,279,327       11.305738      to       15.949020          12,398,836
 2011                               1,505,933        9.694094      to       13.930671          12,356,809
 2010                               1,488,540        9.665415      to       14.148995          11,959,231
 2009                               1,330,826        8.547364      to       12.745706           8,846,609
HARTFORD GROWTH HLS FUND
 2013                                 120,410       13.502358      to       20.686841           1,346,543
 2012                                 135,049       10.212963      to       15.345232           1,187,943
 2011                                 139,485        8.838312      to       13.023500           1,061,553
 2010                                 128,885        9.948246      to       14.375631           1,069,501
 2009                                  65,931        8.540511      to        8.795528             447,560

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.50%     to       2.80%      3.65%     to       4.09%      (4.37)%    to       (1.86)%
 2012                           0.50%     to       2.80%      3.83%     to       4.07%       4.31%     to        7.00%
 2011                           0.30%     to       2.80%        --      to       0.20%       3.78%     to        6.04%
 2010                           0.50%     to       2.75%      3.32%     to      14.41%       4.34%     to        6.98%
 2009                           0.50%     to       2.70%      3.56%     to      10.99%       7.18%     to       11.95%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.50%     to       2.80%      0.66%     to       0.91%      34.89%     to       38.39%
 2012                           0.50%     to       2.80%      1.17%     to       1.50%      14.78%     to       17.75%
 2011                           0.50%     to       2.80%      0.54%     to       1.72%     (14.07)%    to      (11.85)%
 2010                           0.50%     to       2.75%      0.71%     to       2.22%      13.06%     to       15.92%
 2009                           0.50%     to       2.70%      0.67%     to       2.36%      25.81%     to       41.79%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.50%     to       2.75%      1.74%     to       1.99%      28.01%     to       31.27%
 2012                           0.50%     to       2.75%      2.33%     to       2.70%      10.24%     to       13.03%
 2011                           0.50%     to       2.75%      2.33%     to       4.90%      (1.68)%    to        0.81%
 2010                           0.50%     to       2.75%      3.81%     to       5.47%       9.87%     to       12.64%
 2009                           0.85%     to       2.70%      2.60%     to       6.09%      21.36%     to       23.62%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           1.40%     to       2.75%      1.08%     to       1.25%      25.16%     to       26.86%
 2012                           1.40%     to       2.70%      0.65%     to       1.15%      15.24%     to       16.45%
 2011                           1.40%     to       2.70%      0.01%     to       0.02%     (11.70)%    to      (10.77)%
 2010                           1.40%     to       2.70%      0.86%     to       1.25%      12.92%     to       14.12%
 2009                           1.40%     to       2.50%      0.68%     to       0.82%      38.29%     to       39.82%
HARTFORD HEALTHCARE HLS FUND
 2013                           1.40%     to       1.75%      0.24%     to       0.30%      48.87%     to       49.39%
 2012                           1.40%     to       1.75%      0.10%     to       0.13%      18.24%     to       18.65%
 2011                           1.40%     to       1.75%        --      to         --        6.39%     to        6.76%
 2010                           1.40%     to       1.75%      0.02%     to       0.03%       4.99%     to        5.35%
 2009                           1.40%     to       1.75%      0.22%     to       0.33%      20.28%     to       20.71%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           1.25%     to       2.40%      0.60%     to       0.76%      33.07%     to       34.60%
 2012                           1.25%     to       2.45%      0.55%     to       0.55%      20.42%     to       21.87%
 2011                           1.25%     to       2.40%      0.04%     to       0.04%     (15.93)%    to      (14.96)%
 2010                           1.25%     to       2.40%      0.27%     to       0.28%      11.54%     to       12.83%
 2009                           1.25%     to       2.15%      0.95%     to       1.28%      32.76%     to       33.96%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.85%     to       2.70%      0.96%     to       1.00%      32.20%     to       34.67%
 2012                           0.85%     to       2.70%      1.46%     to       1.51%      14.49%     to       16.63%
 2011                           0.85%     to       2.70%      1.16%     to       1.74%      (1.54)%    to        0.30%
 2010                           0.85%     to       2.70%      1.34%     to       1.65%      11.01%     to       13.08%
 2009                           0.85%     to       2.70%      2.69%     to       5.36%      22.30%     to       24.58%
HARTFORD GROWTH HLS FUND
 2013                           0.50%     to       2.45%      0.07%     to       0.07%      32.21%     to       34.81%
 2012                           0.50%     to       2.45%        --      to         --       15.55%     to       17.83%
 2011                           0.50%     to       2.45%      0.16%     to       0.32%     (11.16)%    to       (9.41)%
 2010                           0.50%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.77%
 2009                           0.85%     to       2.45%      0.46%     to       0.68%      30.99%     to       33.11%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                               2,491,105      $22.020532      to      $22.473877         $33,470,814
 2012                               3,054,682       16.639067      to       16.665811          30,798,245
 2011                               3,500,154       13.181944      to       13.496611          28,353,767
 2010                               3,504,994       14.537981      to       15.216479          31,234,642
 2009                               3,051,229        7.807077      to       13.296868          23,134,664
HARTFORD HIGH YIELD HLS FUND
 2013                                 635,510       17.890402      to       20.193484           9,349,739
 2012                                 762,984       16.893745      to       19.492610          10,017,305
 2011                                 724,559       10.168984      to       17.518678           8,356,503
 2010                                 552,464       14.257828      to       17.191017           6,324,090
 2009                                 440,506       11.453793      to       15.205597           2,951,638
HARTFORD INDEX HLS FUND
 2013                                 458,182        6.820084      to       21.283250           7,623,800
 2012                                 479,373        5.263116      to       16.107393           6,062,983
 2011                                  75,638        4.634372      to       14.035106             485,264
 2010                                  83,107        4.632617      to        4.709936             390,750
 2009                                  95,104        3.993420      to        4.173201             396,056
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                               2,001,900       12.326828      to       17.674881           9,647,494
 2012                               2,673,219       14.390206      to       14.980051           9,070,977
 2011                               3,182,043       12.032333      to       12.842512           7,869,538
 2010                               3,633,463       14.056619      to       15.383572           9,734,896
 2009                               3,620,629        8.299619      to       13.890954           7,761,954
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                                 154,328       16.210977      to       26.395817           2,486,980
 2012                                 179,534       11.889440      to       19.720394           2,146,368
 2011                                 223,316       10.348355      to       17.484643           2,348,290
 2010                                 233,483       10.556605      to       18.170055           2,495,390
 2009                                 223,610        8.461037      to       14.834730           1,923,520
HARTFORD MIDCAP HLS FUND
 2013                                 172,064        6.431994      to        6.568778           1,127,729
 2012                                 244,857        4.684135      to        4.776588           1,167,561
 2011                                 308,459        3.992995      to        4.065703           1,252,249
 2010                                 419,991        4.415804      to        4.489465           1,883,647
 2009                                 486,310        3.641698      to        3.696908           1,796,277
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                                 125,236        2.577505      to       26.534299             607,498
 2012                                 106,437        1.945297      to       13.218340             331,642
 2011                                 133,060        1.455678      to        1.582737             258,234
 2010                                 183,279        1.632276      to        1.759701             391,891
 2009                                  99,737        1.376636      to        1.434963             141,727
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                              106,805,182       8.668057      to        9.781671         121,724,972
 2012                              169,707,075       8.923141      to        9.942655         195,450,120
 2011                              219,554,923       9.176539      to        9.972606         251,768,173
 2010                              232,493,202       9.447022      to        9.929523         267,244,595
 2009                              322,971,641       1.190879      to        9.714418         371,878,309

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.50%     to       2.70%      0.01%     to       0.01%      32.13%     to       35.07%
 2012                           0.50%     to       2.70%        --      to         --       23.48%     to       26.23%
 2011                           0.50%     to       2.70%        --      to         --      (11.30)%    to       (9.33)%
 2010                           0.50%     to       2.70%      0.01%     to       0.02%      14.44%     to       16.98%
 2009                           0.85%     to       2.70%      0.64%     to       1.06%      26.15%     to       28.51%
HARTFORD HIGH YIELD HLS FUND
 2013                           0.50%     to       2.70%      8.00%     to       8.20%       3.60%     to        5.90%
 2012                           0.50%     to       2.70%      8.36%     to       8.75%      11.27%     to       13.74%
 2011                           0.30%     to       2.70%        --      to       8.88%       1.69%     to        1.91%
 2010                           0.50%     to       2.70%      0.40%     to       0.57%      13.06%     to       15.57%
 2009                           0.85%     to       2.70%     11.66%     to      16.89%      46.46%     to       49.19%
HARTFORD INDEX HLS FUND
 2013                           0.30%     to       1.55%      1.43%     to       1.57%      29.58%     to       31.21%
 2012                           0.50%     to       1.55%      1.73%     to       1.83%      13.57%     to       14.77%
 2011                           0.50%     to       1.55%      0.64%     to       1.46%       0.04%     to        1.09%
 2010                           1.40%     to       1.55%      1.26%     to       1.48%      12.69%     to       12.86%
 2009                           1.40%     to       1.90%      1.79%     to       1.87%      23.44%     to       24.06%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.30%     to       2.75%      1.94%     to       2.41%      17.99%     to       20.91%
 2012                           0.50%     to       2.75%      1.44%     to       1.97%      16.64%     to       19.60%
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.52)%    to      (14.40)%
 2010                           0.50%     to       2.75%      0.77%     to       2.21%      11.11%     to       13.92%
 2009                           0.85%     to       2.70%      2.34%     to       2.45%      29.90%     to       32.33%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.85%     to       2.70%      1.37%     to       1.56%      33.85%     to       36.35%
 2012                           0.85%     to       2.70%      0.60%     to       0.60%      12.79%     to       14.89%
 2011                           0.85%     to       2.70%        --      to         --       (3.77)%    to       (1.97)%
 2010                           0.85%     to       2.70%      0.66%     to       0.71%      22.48%     to       24.77%
 2009                           0.85%     to       2.70%      0.33%     to       1.09%      43.93%     to       46.62%
HARTFORD MIDCAP HLS FUND
 2013                           1.40%     to       1.55%      0.02%     to       0.02%      37.31%     to       37.52%
 2012                           1.40%     to       1.55%      0.53%     to       0.58%      17.31%     to       17.48%
 2011                           1.40%     to       1.55%      0.16%     to       0.19%      (9.57)%    to       (9.44)%
 2010                           1.40%     to       1.55%      0.06%     to       0.06%      21.26%     to       21.44%
 2009                           1.40%     to       1.55%      0.29%     to       0.30%      28.61%     to       28.80%
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                           1.40%     to       2.50%      0.54%     to       1.00%      31.05%     to       32.50%
 2012                           1.40%     to       2.45%      0.85%     to       0.89%      21.62%     to       22.91%
 2011                           1.40%     to       2.25%      0.01%     to       0.01%     (10.82)%    to      (10.06)%
 2010                           1.40%     to       2.25%      0.35%     to       0.36%      21.59%     to       22.63%
 2009                           1.40%     to       1.90%      0.50%     to       0.59%      41.12%     to       41.83%
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                           0.50%     to       2.80%        --      to         --       (2.86)%    to       (0.50)%
 2012                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.30)%
 2011                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.27)%
 2010                           0.50%     to       2.75%        --      to         --       (2.71)%    to       (0.50)%
 2009                           0.85%     to       2.75%      0.06%     to       0.06%      (2.64)%    to       (0.78)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                               1,147,217      $23.286857      to      $24.059989          $4,973,222
 2012                               1,538,802       16.625441      to       16.747977           4,180,772
 2011                               1,950,407       14.555495      to       14.814915           4,322,079
 2010                               2,539,625       15.137320      to       15.801191           5,273,480
 2009                               3,082,549       12.255718      to       13.153937           5,122,989
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                                 118,401       19.316921      to       21.207706           1,951,842
 2012                                 107,494       13.664294      to       14.763938           1,223,154
 2011                                 198,521       11.928041      to       12.683496           2,122,457
 2010                                 110,943       12.052733      to       12.612474           1,013,954
 2009                                  94,484        9.044730      to        9.314788             585,237
HARTFORD STOCK HLS FUND
 2013                               5,851,086       14.641880      to       21.605585           9,363,607
 2012                               7,384,869       11.166146      to       16.833884           8,747,782
 2011                              10,191,662        0.827278      to        9.845249          10,241,194
 2010                              12,439,981        9.925827      to       15.800328          12,723,348
 2009                              15,739,815        0.769796      to        8.754833          13,926,333
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                                 754,440        9.671617      to       11.146482           5,890,729
 2012                                 970,213       10.081092      to       11.394012           8,295,666
 2011                               1,416,801        9.962879      to       11.042990           8,798,938
 2010                               1,527,500       10.190023      to       10.582456           9,334,829
 2009                               1,344,197        9.612225      to        9.826349           7,467,343
HARTFORD VALUE HLS FUND
 2013                                 177,746       13.418558      to       20.550139           1,855,273
 2012                                 192,619       15.130819      to       15.653317           1,577,097
 2011                                 190,994       13.287624      to       13.447480           1,339,984
 2010                                 194,340       13.784560      to       13.923997           1,422,123
 2009                                 110,390        8.528526      to        8.718814             688,288
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2013                               1,112,009       17.966558      to       18.546471          15,727,783
 2012                               1,225,460       14.958339      to       15.105314          14,210,819
 2011                               1,337,721        9.777476      to       13.270158          13,399,869
 2010                               1,207,516        9.801022      to       13.496513          12,155,873
 2009                               1,072,421        8.850297      to       12.365206           9,689,644
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2013                                 501,309       19.208675      to       20.209963           6,720,164
 2012                                 579,345       14.888469      to       15.323942           5,895,608
 2011                                 637,314       13.472579      to       13.565036           5,781,325
 2010                                 660,174       13.796937      to       14.007941           6,150,898
 2009                                 605,279        8.408178      to       12.851649           5,117,535
AMERICAN FUNDS BOND HLS FUND
 2013                               2,873,368       11.685870      to       11.950439          30,735,102
 2012                               2,974,291       12.297239      to       12.301958          33,037,180
 2011                               3,023,835       11.773192      to       12.030403          32,461,762
 2010                               3,258,127       11.178845      to       11.677091          33,538,046
 2009                               2,934,836       10.583985      to       11.301579          28,873,049

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.50%     to       2.75%        --      to         --       40.07%     to       43.66%
 2012                           0.50%     to       2.75%        --      to         --       12.22%     to       15.06%
 2011                           0.50%     to       2.75%        --      to         --       (6.24)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.48%     to       23.51%
 2009                           0.50%     to       2.70%      0.01%     to       0.01%      22.56%     to       25.84%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.85%     to       2.45%      0.39%     to       0.60%      41.37%     to       43.65%
 2012                           0.85%     to       2.45%        --      to         --       14.56%     to       16.40%
 2011                           0.85%     to       2.45%        --      to         --       (1.03)%    to        0.56%
 2010                           0.85%     to       2.45%        --      to         --       33.26%     to       35.40%
 2009                           0.85%     to       2.45%      0.09%     to       0.09%      32.11%     to       34.24%
HARTFORD STOCK HLS FUND
 2013                           0.85%     to       2.75%      1.74%     to       2.02%      28.35%     to       31.13%
 2012                           0.85%     to       2.75%      1.85%     to       2.17%      11.00%     to       13.42%
 2011                           0.85%     to       2.50%      1.12%     to       1.41%      (3.78)%    to       (1.93)%
 2010                           1.25%     to       2.75%      0.94%     to       1.30%      11.41%     to       13.38%
 2009                           1.25%     to       2.50%      1.25%     to       1.77%      37.70%     to       39.78%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.50%     to       2.45%      2.27%     to       2.28%      (4.06)%    to       (2.17)%
 2012                           0.50%     to       2.45%      2.80%     to       2.84%       1.19%     to        3.18%
 2011                           0.50%     to       2.45%      1.86%     to       2.50%       2.34%     to        4.35%
 2010                           0.50%     to       2.70%      3.14%     to       4.38%       1.03%     to        3.28%
 2009                           1.25%     to       2.45%      0.03%     to       0.05%       0.88%     to        2.10%
HARTFORD VALUE HLS FUND
 2013                           0.50%     to       2.45%      1.69%     to       1.76%      28.75%     to       31.28%
 2012                           0.50%     to       2.70%      1.89%     to       2.32%      13.87%     to       16.40%
 2011                           0.50%     to       2.70%      1.68%     to       1.75%      (4.57)%    to       (2.45)%
 2010                           0.50%     to       2.70%      1.01%     to       1.24%      11.62%     to       14.10%
 2009                           1.25%     to       2.45%      2.15%     to       2.56%      21.36%     to       22.83%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2013                           0.50%     to       2.70%      1.38%     to       1.42%      20.11%     to       22.78%
 2012                           0.50%     to       2.70%      1.51%     to       1.53%      12.72%     to       15.23%
 2011                           1.25%     to       2.70%      1.32%     to       1.33%      (1.68)%    to       (0.24)%
 2010                           1.25%     to       2.70%      1.58%     to       1.77%       9.15%     to       10.74%
 2009                           1.25%     to       2.70%      1.65%     to       1.87%      20.30%     to       22.06%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2013                           0.50%     to       2.70%      1.33%     to       1.54%      29.02%     to       31.88%
 2012                           0.50%     to       2.70%      1.17%     to       1.18%      10.51%     to       12.97%
 2011                           0.50%     to       2.70%      0.02%     to       0.03%      (3.82)%    to       (1.68)%
 2010                           0.50%     to       2.70%      2.74%     to       2.79%       9.00%     to       11.42%
 2009                           1.25%     to       2.70%      1.09%     to       1.50%      24.06%     to       25.88%
AMERICAN FUNDS BOND HLS FUND
 2013                           0.50%     to       2.70%      2.09%     to       2.11%      (4.97)%    to       (2.86)%
 2012                           0.50%     to       2.70%      2.58%     to       2.62%       2.22%     to        4.49%
 2011                           0.50%     to       2.70%      2.85%     to       2.94%       3.03%     to        5.32%
 2010                           0.50%     to       2.70%      2.12%     to       4.27%       3.32%     to        5.62%
 2009                           0.50%     to       2.70%      3.29%     to       3.29%       5.84%     to        9.25%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2013                                 289,193      $11.448657      to      $11.713399          $3,211,334
 2012                                 370,709       12.129664      to       12.225408           4,302,645
 2011                                 422,308       11.528491      to       11.774767           4,700,603
 2010                                 432,776       11.110797      to       11.600595           4,696,215
 2009                                 451,342       10.650417      to       11.367217           4,737,292
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2013                                 962,885       18.673348      to       19.431362          11,616,982
 2012                               1,207,407       15.362805      to       16.341838          11,932,791
 2011                               1,457,989       13.229196      to       14.313257          12,429,413
 2010                               1,595,108       13.953695      to       15.510807          14,565,144
 2009                               1,648,514       12.587813      to       14.303400          13,673,598
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                                 243,367       19.391963      to       20.940280           3,292,645
 2012                                 326,289       15.135133      to       16.706891           3,446,588
 2011                                 425,089        9.749253      to       14.046325           3,722,272
 2010                                 428,370        9.783915      to       15.890613           4,200,789
 2009                                 382,638        8.892566      to       14.653651           3,416,000
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                                 827,599       18.373851      to       22.060234           9,525,573
 2012                                 985,664       14.439064      to       17.721296           8,935,634
 2011                               1,065,587       12.375597      to       15.448914           8,326,884
 2010                               1,085,276       15.354612      to       19.693321          10,690,711
 2009                                 860,699        8.023928      to       16.574641           7,029,674
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                               4,595,095       20.770603      to       21.614465          61,335,746
 2012                               5,413,543       16.084184      to       17.109723          56,492,571
 2011                               5,895,431       13.819059      to       14.951916          52,704,373
 2010                               6,006,471       14.480766      to       16.097075          56,818,498
 2009                               5,498,412       12.295824      to       13.971972          44,483,623
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                               2,468,187       19.923311      to       20.157536          33,798,436
 2012                               2,975,406       15.215935      to       15.373418          30,944,586
 2011                               3,232,843       13.051828      to       13.480080          28,728,041
 2010                               3,360,723       13.401152      to       14.148997          30,882,153
 2009                               3,157,635       12.121401      to       13.082250          26,452,328
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                               3,660,760       16.002163      to       17.528850          39,124,949
 2012                               4,292,661       13.146995      to       14.854603          38,366,054
 2011                               4,498,109       11.237801      to       12.979718          34,559,883
 2010                               3,957,805       13.167811      to       15.547919          35,916,769
 2009                               3,328,014        8.513844      to       14.939206          28,486,816
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2013                                 605,470       16.161566      to       17.967905           6,930,636
 2012                                 696,793       14.493863      to       16.621163           7,300,897
 2011                                 861,908       12.399722      to       14.535810           7,873,773
 2010                                 972,017       14.529666      to       17.412164          10,192,701
 2009                                 841,006        8.768621      to       15.218783           7,555,070

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2013                           0.50%     to       2.70%      2.72%     to       3.49%      (5.61)%    to       (3.51)%
 2012                           0.30%     to       2.70%        --      to       2.70%       3.01%     to        5.52%
 2011                           0.50%     to       2.70%      2.08%     to       2.42%       1.50%     to        3.76%
 2010                           0.50%     to       2.70%      0.89%     to       1.95%       2.05%     to        4.32%
 2009                           0.50%     to       2.70%        --      to         --        6.50%     to        6.52%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2013                           0.50%     to       2.70%      1.82%     to       2.40%      18.91%     to       21.55%
 2012                           0.50%     to       2.70%      2.55%     to       2.64%      14.17%     to       16.71%
 2011                           0.30%     to       2.70%        --      to       2.27%      (7.72)%    to       (5.48)%
 2010                           0.50%     to       2.70%      2.18%     to       3.11%       8.44%     to       10.85%
 2009                           0.50%     to       2.70%      1.52%     to       1.52%      25.88%     to       35.66%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                           0.50%     to       2.70%      0.36%     to       0.54%      25.34%     to       28.13%
 2012                           0.50%     to       2.70%      1.02%     to       1.03%      18.94%     to       21.59%
 2011                           0.65%     to       2.70%      0.40%     to       1.14%     (11.61)%    to       (9.77)%
 2010                           1.25%     to       2.70%      0.92%     to       0.98%       8.44%     to       10.02%
 2009                           1.25%     to       2.70%      1.38%     to       1.78%      38.00%     to       40.02%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                           0.50%     to       2.70%      0.89%     to       0.99%      24.48%     to       27.25%
 2012                           0.50%     to       2.70%      1.15%     to       1.26%      14.71%     to       17.26%
 2011                           0.30%     to       2.70%        --      to       1.37%     (21.55)%    to      (19.64)%
 2010                           0.50%     to       2.70%      0.02%     to       0.02%      18.82%     to       21.46%
 2009                           1.25%     to       2.70%      0.07%     to       0.07%      56.49%     to       58.77%
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                           0.50%     to       2.70%      0.47%     to       0.49%      26.33%     to       29.14%
 2012                           0.50%     to       2.70%      0.33%     to       0.34%      14.43%     to       16.98%
 2011                           0.30%     to       2.70%        --      to         --       (7.11)%    to       (4.86)%
 2010                           0.50%     to       2.70%      0.49%     to       2.18%      15.21%     to       17.77%
 2009                           0.50%     to       2.70%      0.90%     to       0.90%      22.96%     to       35.32%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                           0.50%     to       2.70%      1.01%     to       1.17%      29.60%     to       32.48%
 2012                           0.50%     to       2.70%      1.21%     to       1.23%      14.05%     to       16.58%
 2011                           0.50%     to       2.70%        --      to         --       (4.73)%    to       (2.61)%
 2010                           0.50%     to       2.70%      0.98%     to       3.22%       8.15%     to       10.56%
 2009                           0.50%     to       2.70%      3.09%     to       3.09%      21.21%     to       27.37%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                           0.30%     to       2.70%      1.05%     to       1.59%      18.00%     to       20.87%
 2012                           0.50%     to       2.70%      1.59%     to       1.59%      14.44%     to       16.99%
 2011                           0.50%     to       2.70%      1.68%     to       1.98%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.04%     to       1.08%       4.08%     to        6.39%
 2009                           1.25%     to       2.70%      1.45%     to       1.60%      38.95%     to       40.98%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2013                           0.30%     to       2.70%        --      to       0.73%       8.10%     to       10.73%
 2012                           0.50%     to       2.70%      1.58%     to       1.59%      14.35%     to       16.89%
 2011                           0.50%     to       2.70%      1.34%     to       1.54%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.27%     to       1.09%      14.41%     to       16.95%
 2009                           1.25%     to       2.70%      0.96%     to       1.17%      45.17%     to       47.29%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2013                               5,995,433       $7.923100      to       $8.172104         $48,168,364
 2012                               4,718,791        9.240778      to        9.417426          43,839,879
 2011                                 729,651       10.149291      to       10.219887           7,422,841
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                                 804,893       15.093724      to       20.186791           4,336,196
 2012                               1,011,689       12.499385      to       16.386427           4,090,168
 2011                               1,006,903       11.573824      to       14.872659           2,608,841
 2010                               1,265,929       11.083867      to       13.961027           2,841,022
 2009                               1,355,757        8.156954      to       10.165737           2,660,201
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                               2,068,011       19.689337      to       20.012231           9,743,486
 2012                               1,976,529       16.495144      to       17.146773           6,725,084
 2011                               2,073,575       14.157771      to       14.872468           6,643,933
 2010                               2,104,367       13.557437      to       13.959851           6,813,766
 2009                               2,391,054        8.683354      to       12.074627           6,746,938
HUNTINGTON VA GROWTH FUND
 2013                               1,055,610       10.828540      to       17.926584           2,597,765
 2012                               1,358,845       10.320326      to       13.470859           2,409,286
 2011                               1,523,755        9.580449      to       12.257564           2,383,392
 2010                               1,673,865       10.132057      to       12.706602           2,648,146
 2009                               1,742,286        7.759225      to        9.455795           2,520,186
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                               1,301,754       21.838266      to       22.782346           7,370,232
 2012                               1,704,345       16.584557      to       17.650513           7,107,999
 2011                                 952,696       14.545809      to       15.793327           3,835,552
 2010                               1,092,211       15.035192      to       16.654518           4,680,851
 2009                               1,171,122        8.558228      to       13.905379           4,214,191
HUNTINGTON VA ROTATING
 MARKETS FUND
 2013                                 247,433       12.304381      to       18.398916           1,498,225
 2012                                 312,582       10.012370      to       15.159748           1,303,828
 2011                                 370,723        9.480418      to       14.534874           1,395,134
 2010                                 401,474        8.985110      to       13.948720           1,463,766
 2009                                 434,553        8.475971      to       13.323862           1,442,872
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2013                                 975,881        1.581719      to       16.028128           5,288,743
 2012                               1,179,556        1.319495      to       13.106421           5,219,797
 2011                               1,243,167        1.186366      to       11.550869           4,177,237
 2010                               1,398,823        1.375283      to       13.124958           5,294,304
 2009                               1,447,697        1.291504      to        8.209013           5,039,762
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                                 660,100        1.114852      to       11.399358           2,750,699
 2012                                 740,411        1.162720      to       11.653432           3,217,238
 2011                                 670,708        1.153462      to       11.331771           3,132,291
 2010                                 800,793        1.123159      to       10.815613           3,164,414
 2009                                 844,366        1.097941      to       10.382301           3,030,159

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2013                           0.30%     to       1.50%      0.40%     to       0.42%     (14.26)%    to      (13.22)%
 2012                           0.30%     to       1.50%      0.35%     to       0.44%      (8.95)%    to       (7.85)%
 2011                           0.30%     to       1.50%      0.30%     to       0.35%       1.51%     to        2.20%
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                           0.50%     to       2.50%      3.65%     to       4.24%      20.76%     to       23.19%
 2012                           0.50%     to       2.50%      2.35%     to       3.84%       8.00%     to       10.18%
 2011                           0.50%     to       2.50%      2.53%     to       3.99%       4.42%     to        6.53%
 2010                           0.50%     to       2.50%      2.20%     to       2.28%       9.03%     to       11.23%
 2009                           1.25%     to       2.50%        --      to         --       18.61%     to       20.10%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                           0.50%     to       2.75%      3.00%     to       3.60%      16.71%     to       19.36%
 2012                           0.50%     to       2.75%      3.88%     to       3.98%       8.44%     to       10.91%
 2011                           0.50%     to       2.50%      1.66%     to       5.11%       4.43%     to        6.54%
 2010                           0.50%     to       2.50%      1.87%     to       4.25%      12.28%     to       14.55%
 2009                           1.25%     to       2.50%        --      to         --       22.02%     to       23.55%
HUNTINGTON VA GROWTH FUND
 2013                           0.50%     to       2.45%      1.04%     to       1.08%      30.51%     to       33.08%
 2012                           0.50%     to       2.50%      0.33%     to       0.35%       7.72%     to        9.90%
 2011                           0.50%     to       2.50%      0.08%     to       0.25%      (5.44)%    to       (3.53)%
 2010                           0.50%     to       2.50%      0.13%     to       0.13%       7.15%     to        9.32%
 2009                           1.25%     to       2.50%        --      to         --       13.10%     to       14.52%
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                           0.50%     to       2.50%      0.78%     to       0.80%      29.07%     to       31.68%
 2012                           0.50%     to       2.50%      0.20%     to       0.29%      11.76%     to       14.02%
 2011                           0.50%     to       2.50%      0.10%     to       0.76%      (5.17)%    to       (3.25)%
 2010                           0.50%     to       2.50%      0.52%     to       0.66%      19.77%     to       22.19%
 2009                           1.25%     to       2.50%        --      to         --       30.92%     to       32.56%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2013                           1.25%     to       2.50%      0.77%     to       0.79%      21.37%     to       22.89%
 2012                           1.25%     to       2.50%      0.82%     to       1.58%       4.30%     to        5.61%
 2011                           1.25%     to       2.50%      0.11%     to       0.33%       4.20%     to        5.51%
 2010                           1.25%     to       2.50%      1.14%     to       1.15%       4.69%     to        6.01%
 2009                           1.25%     to       2.50%        --      to         --       30.09%     to       31.72%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2013                           0.50%     to       2.50%      1.42%     to       1.48%      19.87%     to       22.29%
 2012                           0.50%     to       2.50%      0.82%     to       1.29%      11.22%     to       13.47%
 2011                           0.50%     to       2.50%      0.92%     to       1.92%     (13.74)%    to      (11.99)%
 2010                           0.50%     to       2.50%      1.27%     to       1.36%       6.49%     to        8.64%
 2009                           1.25%     to       2.50%      0.05%     to       0.06%      30.18%     to       31.81%
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                           0.50%     to       2.50%      2.56%     to       2.68%      (4.12)%    to       (2.18)%
 2012                           0.50%     to       2.50%      2.42%     to       2.49%       0.80%     to        2.84%
 2011                           0.50%     to       2.50%      2.00%     to       2.59%       2.70%     to        4.77%
 2010                           0.50%     to       2.50%      1.25%     to       2.20%       2.30%     to        4.36%
 2009                           1.25%     to       2.50%        --      to         --        2.86%     to        4.15%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2013                               2,405,150       $1.989341      to      $24.742397          $6,269,556
 2012                               2,906,501        1.546104      to       18.849467           5,782,957
 2011                               3,407,378        1.292715      to       15.448454           5,425,312
 2010                               3,981,977        1.337624      to       15.668618           6,324,808
 2009                               4,273,563        1.058154      to        8.628205           5,219,891
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                                 102,882       15.470435      to       18.193259           1,788,586
 2012                                 136,090       11.567545      to       13.468330           1,731,468
 2011                                  71,401       10.625321      to       12.240548             847,843
 2010                                   3,642       12.880117      to       12.880117              46,909
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                                 361,384       15.469389      to       18.569944           5,644,241
 2012                                 223,826       12.195606      to       14.912990           2,646,396
 2011                                 230,602       10.937377      to       13.624033           2,462,182
 2010                                 198,222       11.009334      to       14.057646           2,149,836
 2009                                 163,076        9.447071      to        9.674588           1,557,016
LORD ABBETT BOND DEBENTURE
 FUND
 2013                                 908,072       15.209739      to       17.587280          13,507,408
 2012                               1,020,556       14.131108      to       16.703358          14,184,226
 2011                               1,071,520       12.620165      to       15.249040          13,436,469
 2010                               1,162,022       12.150902      to       15.008519          14,179,268
 2009                               1,209,674       10.872900      to       13.728566          13,340,423
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                                 322,481       12.100599      to       12.977394           4,816,754
 2012                                 235,029        9.124707      to        9.669329           2,235,361
 2011                                 308,881        8.342514      to       11.441826           2,666,369
 2010                                 321,742        9.102976      to       12.243627           3,003,789
 2009                                 331,753        7.945292      to        8.121819           2,678,133
MFS(R) CORE EQUITY SERIES
 2013                                 497,778       15.471089      to       21.766231           6,010,093
 2012                                 603,552       11.620997      to       16.613037           5,678,459
 2011                                 723,625       10.109013      to       14.684518           5,906,990
 2010                                 855,202       10.326139      to       15.242048           7,183,207
 2009                                 987,770        9.044579      to       13.359088           7,202,235
MFS(R) GROWTH SERIES
 2013                               2,873,997       22.103748      to       22.317418          35,800,328
 2012                               2,203,781       16.275030      to       16.804885          20,452,997
 2011                               2,374,218       13.971102      to       14.714807          19,076,490
 2010                               2,568,451       14.119829      to       15.174649          20,809,080
 2009                               2,539,500        5.254606      to        8.914161          18,226,877
MFS(R) GLOBAL EQUITY SERIES
 2013                                 384,428       18.124901      to       25.256535           8,069,294
 2012                                 437,499       14.612304      to       19.929000           7,288,786
 2011                                 464,088       13.828035      to       16.295758           6,426,296
 2010                                 512,921       13.017715      to       17.177739           7,529,613
 2009                                 527,102       11.878862      to       15.418702           7,043,962

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2013                           0.50%     to       2.50%      0.21%     to       0.33%      28.67%     to       31.26%
 2012                           0.50%     to       2.50%        --      to         --       19.60%     to       22.02%
 2011                           0.50%     to       2.50%      0.01%     to       0.03%      (3.36)%    to       (1.41)%
 2010                           0.50%     to       2.50%      0.22%     to       0.43%      26.41%     to       28.96%
 2009                           1.25%     to       2.50%        --      to         --       29.67%     to       31.30%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                           0.50%     to       1.50%      0.03%     to       0.23%      33.74%     to       35.08%
 2012                           0.50%     to       1.50%      0.59%     to       1.25%       8.94%     to       10.03%
 2011                           0.50%     to       1.45%      0.28%     to       0.40%      (5.86)%    to       (4.97)%
 2010                           0.50%     to       0.50%      0.42%     to       0.42%      18.43%     to       18.43%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                           0.85%     to       2.70%      1.38%     to       1.52%      24.52%     to       26.84%
 2012                           0.85%     to       2.70%      2.99%     to       3.38%       9.46%     to       11.50%
 2011                           0.85%     to       2.70%      2.82%     to      23.73%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.40%      2.92%     to       3.04%      12.05%     to       13.80%
 2009                           0.85%     to       2.15%      0.21%     to       3.57%      20.79%     to       22.36%
LORD ABBETT BOND DEBENTURE
 FUND
 2013                           0.50%     to       2.70%      3.67%     to       5.13%       5.29%     to        7.63%
 2012                           0.50%     to       2.70%      5.56%     to       5.97%       9.54%     to       11.97%
 2011                           0.50%     to       2.70%      5.35%     to      15.35%       1.60%     to        3.86%
 2010                           0.50%     to       2.70%      6.12%     to       6.41%       9.32%     to       11.75%
 2009                           0.50%     to       2.70%      5.84%     to      16.26%       8.73%     to       30.74%
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                           1.25%     to       2.45%      0.57%     to       1.56%      32.61%     to       34.21%
 2012                           1.25%     to       2.45%      0.87%     to       1.00%       9.38%     to       10.70%
 2011                           0.50%     to       2.45%      0.73%     to       0.77%      (8.35)%    to       (6.55)%
 2010                           0.50%     to       2.45%      0.58%     to       0.60%      14.57%     to       16.83%
 2009                           1.25%     to       2.45%      1.00%     to       1.05%      16.02%     to       17.42%
MFS(R) CORE EQUITY SERIES
 2013                           1.10%     to       2.70%      1.02%     to       1.06%      31.02%     to       33.13%
 2012                           1.10%     to       2.70%      0.75%     to       0.78%      13.13%     to       14.96%
 2011                           1.10%     to       2.70%      0.87%     to       0.98%      (3.66)%    to       (2.10)%
 2010                           1.10%     to       2.70%      0.73%     to       1.07%      14.10%     to       15.93%
 2009                           0.95%     to       2.70%      1.67%     to       1.67%      28.91%     to       31.18%
MFS(R) GROWTH SERIES
 2013                           0.50%     to       2.80%      0.13%     to       0.23%      33.08%     to       35.81%
 2012                           0.50%     to       2.75%        --      to         --       14.20%     to       16.49%
 2011                           0.50%     to       2.75%      0.02%     to       0.19%      (3.03)%    to       (1.05)%
 2010                           0.50%     to       2.75%        --      to         --       12.21%     to       14.45%
 2009                           0.85%     to       2.55%      0.17%     to       0.30%      34.21%     to       36.51%
MFS(R) GLOBAL EQUITY SERIES
 2013                           0.85%     to       2.55%        --      to       0.79%      24.60%     to       26.73%
 2012                           0.85%     to       2.50%      1.03%     to       1.27%      20.30%     to       22.30%
 2011                           0.85%     to       2.75%      0.74%     to       0.83%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.50%      0.98%     to       1.01%       9.59%     to       11.41%
 2009                           0.85%     to       2.50%      2.19%     to       2.24%      28.72%     to       30.87%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                                 819,850      $14.082822      to      $21.213693          $9,207,380
 2012                               1,159,708       10.928172      to       16.769657          10,286,064
 2011                               1,469,276        6.300724      to        9.445792          11,299,773
 2010                               1,730,789        6.426421      to        9.495479          13,639,006
 2009                               2,124,311        5.861113      to        8.535636          15,171,344
MFS(R) INVESTORS TRUST SERIES
 2013                               6,054,205       14.365075      to       19.279366          84,388,804
 2012                               8,821,250       12.947102      to       15.044887          95,170,363
 2011                              11,543,812       10.955973      to       12.975161         106,104,005
 2010                              13,636,705       11.295940      to       13.634631         130,100,977
 2009                              15,504,702       10.254324      to       12.621503         135,280,667
MFS(R) MID CAP GROWTH SERIES
 2013                               2,697,012        8.592141      to       24.627585          21,488,201
 2012                               3,312,657        6.292057      to       18.380541          19,466,114
 2011                               3,997,375        5.446116      to       16.214434          20,537,953
 2010                               5,221,123        5.843870      to       17.751327          29,071,223
 2009                               5,591,683        4.545716      to       14.065549          24,402,994
MFS(R) NEW DISCOVERY SERIES
 2013                               2,871,838       14.794347      to       32.844644          61,957,861
 2012                               3,994,445       10.544547      to       23.855023          62,669,054
 2011                               5,163,096       18.295413      to       20.226875          67,973,864
 2010                               6,088,733       20.562993      to       23.170563          90,447,643
 2009                               7,298,241        8.222464      to       15.211050          80,594,539
MFS(R) TOTAL RETURN SERIES
 2013                              15,615,193       15.691254      to       16.220544         268,989,737
 2012                              21,225,795       13.548161      to       13.729253         315,385,211
 2011                              25,440,365       12.438064      to       12.516844         345,863,316
 2010                              29,017,282       12.305451      to       12.641987         395,780,837
 2009                              31,980,750       11.827007      to       14.627193         404,732,803
MFS(R) VALUE SERIES
 2013                               4,737,281       19.448755      to       20.064557          96,244,644
 2012                               5,634,579       14.748701      to       14.871543          86,066,142
 2011                               6,402,956       12.897618      to       13.039429          86,277,227
 2010                               6,837,270       13.023053      to       13.443928          95,533,071
 2009                               6,768,813       12.374329      to       15.328597          88,146,324
MFS(R) RESEARCH BOND SERIES
 2013                               9,445,216       12.654375      to       12.741841         123,654,533
 2012                               6,466,424       12.972863      to       13.176544          85,900,778
 2011                               6,808,775       12.178636      to       12.616431          85,737,316
 2010                               6,592,406       11.495054      to       12.148560          79,300,456
 2009                               5,542,044       11.593479      to       11.982110          63,395,804
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2013                               1,158,751       16.447145      to       16.800604          17,694,078
 2012                               1,562,453       13.944898      to       14.554676          20,403,493
 2011                               1,783,295       12.051524      to       12.819692          20,296,461
 2010                               1,874,782       13.637966      to       14.786061          24,340,466
 2009                               2,055,159       12.412738      to       13.723028          24,492,666

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                           1.10%     to       2.75%      0.48%     to       0.62%      26.76%     to       28.87%
 2012                           1.10%     to       2.70%        --      to       0.46%      13.86%     to       15.69%
 2011                           1.10%     to       2.55%      0.55%     to       0.55%      (1.96)%    to       (0.52)%
 2010                           1.10%     to       2.55%      0.44%     to       0.44%       9.65%     to       11.25%
 2009                           1.10%     to       2.55%      0.72%     to       0.72%      36.04%     to       38.03%
MFS(R) INVESTORS TRUST SERIES
 2013                           1.25%     to       2.80%      0.96%     to       1.05%      28.41%     to       30.10%
 2012                           0.85%     to       2.75%      0.88%     to       1.13%      15.95%     to       18.17%
 2011                           0.85%     to       2.75%      0.92%     to       0.93%      (4.84)%    to       (3.01)%
 2010                           0.85%     to       2.75%      1.18%     to       1.18%       8.09%     to       10.16%
 2009                           0.85%     to       2.70%      1.66%     to       1.66%      23.52%     to       25.82%
MFS(R) MID CAP GROWTH SERIES
 2013                           0.85%     to       2.75%        --      to         --       33.99%     to       36.56%
 2012                           0.85%     to       2.75%        --      to         --       13.36%     to       15.53%
 2011                           0.85%     to       2.75%        --      to         --       (8.56)%    to       (6.81)%
 2010                           0.85%     to       2.70%        --      to         --       26.20%     to       28.56%
 2009                           0.85%     to       2.70%      0.33%     to       0.33%      38.00%     to       40.58%
MFS(R) NEW DISCOVERY SERIES
 2013                           0.65%     to       2.75%        --      to         --       37.68%     to       40.30%
 2012                           0.65%     to       2.75%        --      to         --       17.94%     to       20.11%
 2011                           0.85%     to       2.75%        --      to         --      (12.70)%    to      (11.03)%
 2010                           0.85%     to       2.75%        --      to         --       32.64%     to       35.19%
 2009                           0.85%     to       2.55%        --      to         --       59.08%     to       61.80%
MFS(R) TOTAL RETURN SERIES
 2013                           0.50%     to       2.75%      1.64%     to       2.00%      15.82%     to       18.15%
 2012                           0.50%     to       2.75%      2.54%     to       3.08%       8.24%     to       10.38%
 2011                           0.50%     to       2.75%      3.56%     to       3.62%      (0.99)%    to        1.08%
 2010                           0.50%     to       2.75%        --      to         --        6.95%     to        9.09%
 2009                           0.85%     to       2.70%      3.75%     to       3.75%      14.89%     to       17.03%
MFS(R) VALUE SERIES
 2013                           0.50%     to       2.80%      0.98%     to       1.69%      32.14%     to       34.92%
 2012                           0.50%     to       2.75%      1.44%     to       1.73%      13.11%     to       15.30%
 2011                           0.50%     to       2.75%      1.42%     to       1.99%      (3.01)%    to       (0.96)%
 2010                           0.50%     to       2.75%        --      to         --        8.51%     to       10.66%
 2009                           0.85%     to       2.70%      0.76%     to       1.03%      19.19%     to       21.68%
MFS(R) RESEARCH BOND SERIES
 2013                           0.50%     to       2.80%      1.11%     to       1.68%      (3.77)%    to       (1.78)%
 2012                           0.50%     to       2.75%      2.36%     to       2.63%       4.44%     to        6.52%
 2011                           0.50%     to       2.75%      2.92%     to       4.19%       3.85%     to        5.95%
 2010                           0.50%     to       2.75%        --      to         --        4.55%     to        6.67%
 2009                           0.85%     to       2.70%      2.04%     to       2.04%      12.83%     to       15.18%
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2013                           0.85%     to       2.80%      1.93%     to       1.94%      15.67%     to       17.94%
 2012                           0.85%     to       2.75%      1.63%     to       2.94%      13.53%     to       15.71%
 2011                           0.85%     to       2.75%      1.99%     to       2.12%     (13.30)%    to      (11.63)%
 2010                           0.85%     to       2.75%      1.55%     to       1.55%       7.81%     to        9.87%
 2009                           0.85%     to       2.70%      1.84%     to       1.84%      27.37%     to       29.75%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2013                                 324,638      $16.078705      to      $18.603416          $5,542,668
 2012                                 379,049       12.462085      to       14.183107           4,981,965
 2011                                 419,371       10.895528      to       12.197402           4,790,149
 2010                                 466,426       11.222139      to       12.357294           5,453,876
 2009                                 505,154        9.927811      to       10.753312           5,185,311
MFS(R) HIGH YIELD PORTFOLIO+
 2013                               5,186,327       10.422041      to       10.526650          54,331,348
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2013                                  19,169       11.842252      to       11.910946             227,327
 2012                                   9,304       10.402073      to       10.488588              96,822
 2011                                   1,934        9.493620      to        9.506683              18,375
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                                   1,865       18.181762      to       18.260509              34,025
 2012                                   1,462       14.419749      to       14.419749              21,086
 2011                                   1,485       12.660099      to       12.660099              18,803
 2010                                   1,975       14.750428      to       15.280107              29,387
 2009                                   1,978       13.242298      to       13.663124              26,402
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                                  28,927       12.903287      to       15.196385             439,153
 2012                                  35,872        9.805179      to       11.593941             414,538
 2011                                  41,592        8.659900      to       10.280734             418,322
 2010                                  45,021       10.252747      to       10.708596             450,737
 2009                                  56,164        9.025173      to        9.379470             481,784
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2013                                  71,399       13.788918      to       14.176061           1,005,774
 2012                                  89,954       11.271579      to       11.522602           1,029,040
 2011                                  11,186       10.219931      to       10.328117             115,017
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                                   3,079       10.073973      to       10.073973              31,013
UIF GROWTH PORTFOLIO+
 2013                                  21,059       13.016247      to       13.109696             275,252
UIF MID CAP GROWTH PORTFOLIO
 2013                                 148,044       16.207149      to       25.882254           2,321,328
 2012                                 181,860       11.888928      to       19.340060           2,105,964
 2011                                 245,325       11.052068      to       18.314240           2,662,967
 2010                                 228,605       12.007960      to       20.269856           2,711,084
 2009                                 211,783        9.155877      to       15.743768           1,923,240
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                                  66,877       14.878459      to       16.332597           1,067,146
 2012                                  69,297       12.298679      to       19.252196             836,670
 2011                                  71,387        9.964752      to       10.594517             743,637
 2010                                  89,684       10.128192      to       10.597346             939,652
 2009                                  86,325        8.495059      to        8.747530             751,663

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2013                           0.85%     to       2.50%      0.32%     to       0.33%      29.02%     to       31.17%
 2012                           0.85%     to       2.50%      0.40%     to       0.77%      14.38%     to       16.28%
 2011                           0.85%     to       2.50%      0.88%     to       1.02%      (2.91)%    to       (1.29)%
 2010                           0.85%     to       2.50%      0.91%     to       1.00%      13.04%     to       14.92%
 2009                           0.85%     to       2.50%      1.47%     to       1.50%      27.32%     to       29.44%
MFS(R) HIGH YIELD PORTFOLIO+
 2013                           0.85%     to       2.80%      2.42%     to       2.42%       4.22%     to        5.27%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2013                           0.50%     to       0.75%      1.07%     to       1.86%      13.56%     to       13.85%
 2012                           0.50%     to       0.75%      1.64%     to       1.88%       9.15%     to        9.42%
 2011                           0.50%     to       0.65%      3.80%     to       4.01%      (5.06)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                           2.00%     to       2.45%      0.34%     to       0.36%      26.64%     to       27.21%
 2012                           2.45%     to       2.45%      1.05%     to       1.05%      11.84%     to       11.84%
 2011                           2.05%     to       2.05%      1.14%     to       1.14%     (14.17)%    to      (14.17)%
 2010                           1.65%     to       2.05%      3.11%     to       3.12%       8.97%     to        9.41%
 2009                           1.65%     to       2.05%      0.16%     to       0.16%      30.01%     to       30.54%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                           1.75%     to       2.15%      0.49%     to       0.70%      31.07%     to       31.60%
 2012                           1.75%     to       2.15%      0.87%     to       1.42%      12.77%     to       13.23%
 2011                           1.75%     to       2.15%      0.87%     to       0.87%       0.27%     to        0.68%
 2010                           1.65%     to       2.15%      1.11%     to       1.13%      13.03%     to       13.60%
 2009                           1.65%     to       2.15%      0.01%     to       0.01%      23.50%     to       24.11%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2013                           0.50%     to       1.45%      1.69%     to       1.71%      22.33%     to       23.50%
 2012                           0.30%     to       1.45%      2.06%     to       2.40%      10.29%     to       11.57%
 2011                           0.30%     to       1.45%      0.49%     to       1.67%       2.20%     to        3.28%
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                           1.70%     to       1.70%        --      to         --        0.74%     to        0.74%
UIF GROWTH PORTFOLIO+
 2013                           1.35%     to       2.75%        --      to         --       30.16%     to       31.10%
UIF MID CAP GROWTH PORTFOLIO
 2013                           0.85%     to       2.70%      0.22%     to       0.25%      33.83%     to       36.32%
 2012                           0.85%     to       2.70%        --      to         --        5.60%     to        7.57%
 2011                           0.85%     to       2.70%      0.23%     to       0.23%      (9.65)%    to       (7.96)%
 2010                           0.85%     to       2.70%        --      to         --       28.75%     to       31.15%
 2009                           0.85%     to       2.70%        --      to         --       53.18%     to       56.04%
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                           0.85%     to       2.45%      0.53%     to       0.55%      30.69%     to       32.80%
 2012                           0.85%     to       2.40%      0.65%     to       0.65%      14.30%     to       16.09%
 2011                           0.85%     to       2.45%      0.28%     to       0.61%      (1.61)%    to       (0.03)%
 2010                           0.85%     to       2.45%      0.87%     to       0.88%      19.23%     to       21.15%
 2009                           0.85%     to       2.45%      1.11%     to       1.14%      35.80%     to       37.98%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2013                                  18,343      $14.607207      to      $16.020231            $283,325
 2012                                  15,178       10.870781      to       11.821534             171,993
 2011                                  13,573       10.267063      to       11.070503             144,190
 2010                                   1,983       11.168445      to       12.088848              23,302
 2009                                   1,666        8.644265      to        9.249819              15,201
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2013                                  68,704       13.052518      to       13.419051             919,749
 2012                                  95,996        9.927679      to       10.148832             972,985
 2011                                  12,142        8.869117      to        8.963072             108,335
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2013                               4,258,552        1.832327      to       17.650526           8,926,475
 2012                               5,438,166        1.548002      to       15.076473           9,036,590
 2011                               6,617,853        1.338641      to       13.181602           9,146,485
 2010                               8,705,757        1.624525      to       16.190644          14,070,397
 2009                              10,858,761        1.361070      to        1.452890          15,386,774
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2013                               4,398,189        1.708462      to       20.396784           8,678,906
 2012                               5,949,085        1.258311      to       15.188400           7,799,396
 2011                               7,287,366        1.142364      to       13.941301           8,462,648
 2010                               9,575,924        1.193073      to       14.736564          11,249,183
 2009                              11,489,193        1.022174      to       12.772817          11,487,598
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2013                               2,523,886        1.295289      to        1.423392           3,713,728
 2012                               3,289,299        1.123871      to        1.225172           3,985,657
 2011                               4,008,963        1.019491      to        1.102523           4,299,557
 2010                               3,829,738        1.054243      to        1.131020           4,207,927
 2009                               4,515,328        0.952958      to        1.014216           4,470,805
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2013                               3,769,794        1.668349      to       20.123240           7,084,761
 2012                               4,898,196        1.251027      to       15.248518           6,709,942
 2011                               6,334,997        1.133734      to       13.964689           7,494,012
 2010                               8,292,114        1.184433      to       14.743215           9,759,600
 2009                              10,752,733        0.931266      to        0.991159          10,373,899
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2013                                 938,655        2.159184      to       18.819243           2,218,996
 2012                               1,144,242        1.541885      to       13.580451           1,872,420
 2011                               1,543,365        1.408027      to       12.532397           2,187,763
 2010                               2,082,800        1.510522      to        1.626198           3,298,915
 2009                               2,568,897        1.319720      to        1.408758           3,525,414
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY FUND
 2013                                 844,488       11.711566      to       12.060362          10,069,242
 2012                               1,030,694        9.497019      to        9.672993           9,901,448
 2011                               1,191,510        8.559404      to        8.622664          10,246,502
COLUMBIA VARIABLE PORTFOLIO
 -- INCOME OPPORTUNITIES
 FUND+
 2013                                 895,545       10.093976      to       10.177068           9,087,876

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2013                           1.35%     to       2.20%      0.06%     to       0.06%      34.37%     to       35.52%
 2012                           1.35%     to       2.20%        --      to         --        5.88%     to        6.78%
 2011                           1.35%     to       2.20%      0.14%     to       0.16%      (9.20)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2013                           0.50%     to       1.45%        --      to         --       31.48%     to       32.73%
 2012                           0.30%     to       1.45%      0.62%     to       0.76%      11.94%     to       13.23%
 2011                           0.30%     to       1.45%      0.26%     to       0.82%     (11.31)%    to      (10.37)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2013                           1.70%     to       2.80%      0.42%     to       0.44%      17.07%     to       18.37%
 2012                           1.70%     to       2.80%      0.94%     to       0.98%      14.38%     to       15.64%
 2011                           1.70%     to       2.80%      0.81%     to       0.84%     (18.50)%    to      (17.60)%
 2010                           1.70%     to       2.75%      0.68%     to       0.70%      10.65%     to       11.81%
 2009                           1.70%     to       2.55%      1.87%     to       1.90%      34.48%     to       35.62%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2013                           1.70%     to       2.80%      0.41%     to       0.43%      34.29%     to       35.77%
 2012                           1.70%     to       2.80%      0.36%     to       0.36%       8.95%     to       10.15%
 2011                           1.70%     to       2.80%      0.44%     to       0.45%      (5.30)%    to       (4.25)%
 2010                           1.70%     to       2.75%      0.44%     to       0.44%      15.50%     to       16.72%
 2009                           1.70%     to       2.65%      0.65%     to       0.65%      25.31%     to       26.51%
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2013                           1.70%     to       2.50%      2.39%     to       2.43%      15.25%     to       16.18%
 2012                           1.70%     to       2.50%      2.14%     to       2.22%      10.24%     to       11.12%
 2011                           1.70%     to       2.50%      2.23%     to       2.61%      (3.30)%    to       (2.52)%
 2010                           1.70%     to       2.50%      2.46%     to       2.66%      10.63%     to       11.52%
 2009                           1.70%     to       2.50%      4.00%     to       4.10%      20.94%     to       21.91%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2013                           1.70%     to       2.75%      0.23%     to       0.24%      31.97%     to       33.36%
 2012                           1.70%     to       2.75%      0.68%     to       1.02%       9.19%     to       10.35%
 2011                           1.70%     to       2.75%      0.29%     to       0.55%      (5.28)%    to       (4.28)%
 2010                           1.70%     to       2.75%      0.12%     to       0.12%      18.25%     to       19.50%
 2009                           1.70%     to       2.50%      0.75%     to       0.75%      23.54%     to       24.53%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2013                           1.70%     to       2.75%      0.44%     to       0.46%      38.58%     to       40.04%
 2012                           1.70%     to       2.75%        --      to         --        8.36%     to        9.51%
 2011                           1.70%     to       2.75%        --      to         --      (14.32)%    to      (13.42)%
 2010                           1.70%     to       2.55%        --      to         --       14.46%     to       15.44%
 2009                           1.70%     to       2.55%      0.11%     to       0.12%      23.87%     to       24.93%
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY FUND
 2013                           1.70%     to       2.80%        --      to         --       23.32%     to       24.68%
 2012                           1.70%     to       2.80%        --      to         --       10.95%     to       12.18%
 2011                           1.70%     to       2.80%        --      to         --      (14.41)%    to      (13.77)%
COLUMBIA VARIABLE PORTFOLIO
 -- INCOME OPPORTUNITIES
 FUND+
 2013                           1.70%     to       2.75%      5.48%     to       6.18%       0.94%     to        1.77%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH
 OPPORTUNITY FUND+
 2013                                 828,931      $11.966406      to      $12.064865          $9,966,805
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                                  54,304       12.104780      to       12.981843             697,834
 2012                                  47,922        9.584110      to       10.156114             482,974
 2011                                  48,184        8.630210      to        9.036227             432,758
 2010                                  58,598        8.967505      to        9.277378             540,945
 2009                                  64,396        8.420109      to        8.607140             551,924
OPPENHEIMER GLOBAL FUND/ VA+
 2013                                 530,619       14.259651      to       21.071035           7,345,651
 2012                                 619,524       11.324646      to       17.046140           6,806,454
 2011                                 724,077        9.442914      to       14.478898           6,664,682
 2010                                 783,025       10.411249      to       16.261862           7,996,757
 2009                                 820,080        9.075111      to       14.439532           7,342,105
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2013                                  89,501       14.374844      to       20.901096           1,276,256
 2012                                 100,874       11.073999      to       16.287648           1,110,299
 2011                                 106,383        9.616108      to       14.306888           1,021,065
 2010                                 118,111        9.767795      to       14.700706           1,153,987
 2009                                 107,960        8.539296      to       13.000404             922,344
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                                 380,278       17.702586      to       25.663354           6,526,667
 2012                                 480,151       12.696051      to       18.748471           5,931,035
 2011                                 562,694       10.881609      to       16.368904           5,999,393
 2010                                 610,439       11.242391      to       17.227479           6,773,021
 2009                                 641,212        9.213986      to       14.382713           5,861,068
OPPENHEIMER EQUITY INCOME
 FUND/VA+
 2013                                  19,970       11.882762      to       12.743814             251,413
 2012                                  18,599        9.461400      to       10.026112             184,136
 2011                                  21,369        8.573920      to        8.977327             190,149
 2010                                  19,823        9.199060      to        9.516918             187,255
 2009                                  15,324        8.211525      to        8.393926             127,745
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                               1,465,125       13.946422      to       18.579157          20,076,797
 2012                               1,730,044       13.046179      to       17.704317          23,058,536
 2011                               1,704,081       11.797815      to       16.309098          20,344,537
 2010                               1,770,887       12.287807      to       17.303702          21,958,810
 2009                               1,716,065       10.999008      to       15.777861          18,736,189
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                                  62,065       13.717537      to       19.524199             996,265
 2012                                 163,959       10.968758      to       11.624156           2,453,434
 2011                                  64,051        9.843114      to       10.306896             702,368
 2010                                  55,503       10.129787      to       10.480475             627,010
 2009                                  34,566        9.051288      to        9.253044             316,761
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                                  25,866        9.589137      to       16.603933             244,253
 2012                                  26,718        7.944968      to       13.902110             209,457
 2011                                  34,887        6.610214      to       11.688567             227,998
 2010                                  10,499        7.567555      to        7.763364              80,957
 2009                                  10,071        7.217723      to        7.338204              73,361

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH
 OPPORTUNITY FUND+
 2013                           1.70%     to       2.75%        --      to         --       19.66%     to       20.65%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                           1.25%     to       2.45%      0.74%     to       0.75%      26.30%     to       27.82%
 2012                           1.25%     to       2.45%      0.40%     to       0.40%      11.05%     to       12.39%
 2011                           1.25%     to       2.45%      0.11%     to       0.11%      (3.76)%    to       (2.60)%
 2010                           1.25%     to       2.45%        --      to         --        6.50%     to        7.79%
 2009                           1.25%     to       2.45%      0.01%     to       0.01%      40.67%     to       42.36%
OPPENHEIMER GLOBAL FUND/ VA+
 2013                           0.85%     to       2.70%      1.15%     to       1.17%      23.61%     to       25.92%
 2012                           0.85%     to       2.70%      1.89%     to       1.92%      17.73%     to       19.93%
 2011                           0.85%     to       2.70%      0.86%     to       1.05%     (10.96)%    to       (9.30)%
 2010                           0.85%     to       2.70%      1.08%     to       1.20%      12.62%     to       14.72%
 2009                           0.85%     to       2.70%      1.89%     to       1.89%      35.65%     to       38.18%
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2013                           1.25%     to       2.40%      0.85%     to       0.87%      28.32%     to       29.81%
 2012                           1.25%     to       2.40%      0.66%     to       0.66%      13.84%     to       15.16%
 2011                           1.25%     to       2.40%      0.57%     to       0.58%      (2.68)%    to       (1.55)%
 2010                           1.25%     to       2.40%      0.72%     to       0.86%      13.08%     to       14.39%
 2009                           1.25%     to       2.40%      1.21%     to       1.21%      24.96%     to       26.41%
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                           0.85%     to       2.70%      0.64%     to       0.71%      36.88%     to       39.43%
 2012                           0.85%     to       2.70%      0.33%     to       0.33%      14.54%     to       16.67%
 2011                           0.85%     to       2.70%      0.38%     to       0.40%      (4.98)%    to       (3.21)%
 2010                           0.85%     to       2.70%      0.26%     to       0.42%      19.78%     to       22.01%
 2009                           0.85%     to       2.70%      0.45%     to       0.45%      33.24%     to       35.73%
OPPENHEIMER EQUITY INCOME
 FUND/VA+
 2013                           1.25%     to       2.45%      1.15%     to       1.17%      25.59%     to       27.11%
 2012                           1.25%     to       2.45%      1.13%     to       1.22%      10.35%     to       11.68%
 2011                           1.25%     to       2.45%      0.88%     to       0.91%      (6.80)%    to       (5.67)%
 2010                           1.25%     to       2.45%      0.84%     to       0.89%      12.03%     to       13.38%
 2009                           1.25%     to       2.45%      0.34%     to       1.04%      29.37%     to       30.93%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                           0.85%     to       2.70%      3.08%     to       3.24%       4.94%     to        6.90%
 2012                           0.85%     to       2.70%      5.51%     to       5.85%       8.55%     to       10.58%
 2011                           0.85%     to       2.70%      9.09%     to       9.70%      (5.75)%    to       (3.99)%
 2010                           0.85%     to       2.70%     15.21%     to      15.63%       9.67%     to       11.72%
 2009                           0.85%     to       2.70%      2.13%     to       3.89%      51.22%     to       54.04%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                           1.25%     to       2.40%      2.21%     to       2.49%      16.66%     to       18.01%
 2012                           1.25%     to       2.45%      0.73%     to       0.73%      11.44%     to       12.78%
 2011                           1.25%     to       2.45%      3.67%     to       4.35%      (2.83)%    to       (1.66)%
 2010                           1.25%     to       2.45%      5.42%     to       5.50%      11.92%     to       13.27%
 2009                           1.25%     to       2.45%      5.82%     to       5.93%      31.94%     to       33.53%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                           1.25%     to       2.30%      2.39%     to       2.52%      19.43%     to       20.69%
 2012                           1.25%     to       2.30%      2.97%     to       3.01%      18.94%     to       20.19%
 2011                           1.25%     to       2.30%      1.16%     to       2.55%     (15.75)%    to      (14.85)%
 2010                           1.25%     to       2.15%      2.15%     to       7.70%       4.85%     to        5.79%
 2009                           1.25%     to       2.15%        --      to         --       23.51%     to       24.62%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                                  53,270       $9.446836      to      $10.162125            $576,510
 2012                                  44,962        7.562887      to        8.034559             351,891
 2011                                  45,155        6.360315      to        6.673092             295,074
 2010                                  37,709        7.851160      to        8.134685             301,731
 2009                                  38,166        7.316213      to        7.486362             282,525
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                                 115,178       14.966864      to       16.053056           2,440,595
 2012                                 124,851       11.643282      to       18.038393           2,037,385
 2011                                 150,277       10.034835      to       15.726231           2,223,226
 2010                                  27,671       10.665254      to       16.907758             310,558
 2009                                  21,205        8.431222      to        8.571990             179,698
PUTNAM VT VOYAGER FUND
 2013                                 128,572       14.359054      to       20.464635           2,471,029
 2012                                 177,838       10.136459      to       14.310109           2,352,712
 2011                                  55,647        9.580455      to       12.590426             690,523
 2010                                     729       15.402708      to       15.402708              11,236
JPMORGAN INSURANCE TRUST CORE
 BONDPORTFOLIO --1
 2013                               4,840,343       12.040964      to       12.217394          65,170,524
 2012                               5,902,959       12.517433      to       12.555596          82,006,190
 2011                               6,560,815       12.069936      to       12.172408          87,932,368
 2010                               7,135,061       11.373639      to       11.602833          90,515,342
 2009                               7,636,323       10.542935      to       10.879732          90,092,930
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2013                                 369,037       19.243071      to       21.738466           7,175,293
 2012                                 502,862       14.318621      to       16.345889           7,260,683
 2011                                 679,912       12.336241      to       14.231411           8,437,083
 2010                                 755,738       12.741866      to       14.854531           9,668,261
 2009                                 791,608       11.371303      to       13.396659           9,070,657
JPMORGAN INSURANCE TRUST
 INTREPIDMID CAP PORTFOLIO --
 1
 2013                                 430,868       16.193109      to       24.610629           9,333,904
 2012                                 550,950       11.662724      to       17.929904           8,595,927
 2011                                 666,974       10.169123      to       15.814407           9,039,740
 2010                                 725,896       10.456407      to       16.449289          10,115,535
 2009                                 799,238        8.858494      to       14.096719           9,463,584
JPMORGAN INSURANCE TRUST
 EQUITYINDEX PORTFOLIO --1
 2013                               1,703,138       16.978062      to       20.244403          28,564,902
 2012                               2,252,854       13.055281      to       15.731000          29,044,210
 2011                               3,129,081       11.449213      to       13.941314          35,349,975
 2010                               3,531,055       11.410038      to       14.040281          39,745,472
 2009                               3,962,721        8.543247      to       12.570344          39,558,492
JPMORGAN INSURANCE TRUST
 INTREPIDGROWTH PORTFOLIO --
 1
 2013                                 208,638       17.386185      to       22.674488           3,692,191
 2012                                 264,863       13.104748      to       17.270884           3,513,548
 2011                                 315,544       11.420794      to       15.210382           3,633,009
 2010                                 343,848       10.767758      to       11.365424           3,936,629
 2009                                 380,646        9.476105      to        9.922386           3,798,663

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                           1.25%     to       2.50%      1.41%     to       1.71%      24.91%     to       26.48%
 2012                           1.25%     to       2.50%      2.01%     to       2.16%      18.91%     to       20.40%
 2011                           1.25%     to       2.50%      3.01%     to       3.26%     (18.99)%    to      (17.97)%
 2010                           1.25%     to       2.50%      2.15%     to       3.50%       7.31%     to        8.66%
 2009                           1.25%     to       2.50%        --      to         --       21.56%     to       23.09%
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                           1.25%     to       2.45%      0.65%     to       0.75%      36.23%     to       37.87%
 2012                           1.25%     to       2.40%      0.44%     to       0.63%      14.70%     to       16.03%
 2011                           1.25%     to       2.40%      0.04%     to       0.55%      (6.99)%    to       (5.91)%
 2010                           1.25%     to       2.40%      0.28%     to       0.28%      23.00%     to       24.42%
 2009                           1.25%     to       2.15%      1.14%     to       1.76%      28.73%     to       29.90%
PUTNAM VT VOYAGER FUND
 2013                           0.50%     to       1.45%      1.02%     to       1.14%      41.66%     to       43.01%
 2012                           0.50%     to       1.45%      0.16%     to       0.36%      12.58%     to       13.66%
 2011                           0.50%     to       1.00%        --      to         --      (18.26)%    to       (4.20)%
 2010                           0.50%     to       0.50%        --      to         --       20.20%     to       20.20%
JPMORGAN INSURANCE TRUST CORE
 BONDPORTFOLIO --1
 2013                           1.25%     to       2.40%      4.55%     to       4.62%      (3.81)%    to       (2.69)%
 2012                           1.25%     to       2.40%      4.47%     to       5.04%       2.83%     to        4.02%
 2011                           1.25%     to       2.40%      5.34%     to       5.68%       4.91%     to        6.12%
 2010                           1.25%     to       2.40%      3.63%     to       4.13%       6.65%     to        7.88%
 2009                           1.25%     to       2.40%      6.71%     to       6.71%       7.05%     to        8.28%
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2013                           1.35%     to       2.40%      1.21%     to       1.33%      32.99%     to       34.39%
 2012                           1.35%     to       2.40%      1.46%     to       1.50%      14.86%     to       16.07%
 2011                           1.35%     to       2.40%      1.18%     to       1.19%      (4.19)%    to       (3.18)%
 2010                           1.35%     to       2.40%      0.86%     to       0.91%      10.88%     to       12.05%
 2009                           1.35%     to       2.40%      2.78%     to       2.78%      30.51%     to       31.89%
JPMORGAN INSURANCE TRUST
 INTREPIDMID CAP PORTFOLIO --
 1
 2013                           1.25%     to       2.40%      1.02%     to       1.05%      37.26%     to       38.84%
 2012                           1.25%     to       2.40%      0.64%     to       0.74%      13.38%     to       14.69%
 2011                           1.25%     to       2.40%      0.79%     to       0.84%      (3.86)%    to       (2.75)%
 2010                           1.25%     to       2.40%      1.33%     to       1.56%      16.69%     to       18.04%
 2009                           1.25%     to       2.40%      1.67%     to       1.67%      32.45%     to       33.98%
JPMORGAN INSURANCE TRUST
 EQUITYINDEX PORTFOLIO --1
 2013                           1.35%     to       2.40%      1.97%     to       2.00%      28.69%     to       30.05%
 2012                           1.35%     to       2.40%      1.80%     to       1.88%      12.84%     to       14.03%
 2011                           1.35%     to       2.40%      1.63%     to       1.73%      (0.70)%    to        0.34%
 2010                           1.35%     to       2.40%      2.10%     to       2.21%      11.69%     to       12.87%
 2009                           1.25%     to       2.40%      3.49%     to       3.49%      23.44%     to       24.87%
JPMORGAN INSURANCE TRUST
 INTREPIDGROWTH PORTFOLIO --
 1
 2013                           1.35%     to       2.40%      1.08%     to       1.17%      31.29%     to       32.67%
 2012                           1.35%     to       2.40%      0.61%     to       0.71%      13.55%     to       14.74%
 2011                           1.35%     to       2.40%        --      to       0.99%      (0.56)%    to        0.49%
 2010                           1.35%     to       2.15%      0.91%     to       0.93%      13.63%     to       14.54%
 2009                           1.35%     to       2.15%      0.80%     to       0.81%      31.47%     to       32.52%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2013                                 407,202      $16.673070      to      $25.766370          $8,612,429
 2012                                 558,702       11.780980      to       18.416365           8,359,518
 2011                                 764,849       10.273998      to       16.246268           9,980,892
 2010                                 840,976       11.084997      to       17.731483          11,817,527
 2009                                 953,831        8.934347      to       14.456538          10,825,577
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2013                                 284,535       16.705994      to       24.314080           6,014,616
 2012                                 380,569       12.785886      to       18.823628           6,104,691
 2011                                 534,703       10.755075      to       16.016848           7,226,664
 2010                                 637,406       10.660006      to       16.058899           8,545,963
 2009                                 684,371        8.743408      to       13.323919           7,538,425
PUTNAM VT EQUITY INCOME FUND
 2013                                   3,045       16.413133      to       21.237933              63,117
 2012                                   1,759       12.488476      to       16.119278              27,304
 2011                                  31,532       13.527879      to       13.578750             426,630
PIMCO ALL ASSET PORTFOLIO
 2013                                  14,599       11.169440      to       11.482988             166,670
 2012                                  14,671       11.320194      to       11.527936             168,501
 2011                                  11,281       10.077613      to       10.091449             113,692
PIMCO EQS PATHFINDER
 PORTFOLIO
 2013                                  65,531       11.939466      to       12.274554             799,977
 2012                                  81,722       10.162951      to       10.389198             844,011
 2011                                  10,173        9.393438      to        9.492820              96,134
PIMCO GLOBAL MULTI-ASSET
 PORTFOLIO
 2013                                   1,287        9.422341      to        9.422341              12,126
 2012                                   1,186       10.381024      to       10.381024              12,313
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                                  38,613        1.864812      to       19.717593             144,028
 2012                                  44,545        1.470740      to       15.458007             131,830
 2011                                  55,847        1.337415      to       14.171464             150,201
 2010                                  52,103        1.449157      to       15.049554             183,943
 2009                                  82,102        1.361803      to       14.215046             259,027
JENNISON PORTFOLIO
 2013                                  70,640        1.333306      to       10.495963             171,440
 2012                                  84,498        0.995530      to        7.762953             179,421
 2011                                 101,969        0.880678      to        6.802469             196,196
 2010                                 155,499        0.902404      to        6.904393             295,574
 2009                                 184,747        0.828961      to        6.282479             358,668
PRUDENTIAL VALUE PORTFOLIO
 2013                                  44,030        1.571987      to        1.710270              73,096
 2012                                  66,136        1.211291      to        1.308669              84,945
 2011                                  67,140        1.083787      to        1.162753              76,221
 2010                                  73,378        1.176021      to        1.252920              89,904
 2009                                 224,107        1.040455      to        1.120566             237,711

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2013                           1.25%     to       2.40%      0.06%     to       0.06%      39.91%     to       41.53%
 2012                           1.25%     to       2.40%        --      to         --       13.36%     to       14.67%
 2011                           1.25%     to       2.40%        --      to         --       (8.38)%    to       (7.32)%
 2010                           1.25%     to       2.40%        --      to         --       22.65%     to       24.07%
 2009                           1.25%     to       2.40%        --      to         --       39.65%     to       41.27%
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2013                           1.25%     to       2.40%      1.02%     to       1.12%      29.17%     to       30.66%
 2012                           1.25%     to       2.40%      1.04%     to       1.09%      17.52%     to       18.88%
 2011                           1.25%     to       2.40%      1.30%     to       1.33%      (0.26)%    to        0.89%
 2010                           1.25%     to       2.40%      1.13%     to       1.17%      20.53%     to       21.92%
 2009                           1.25%     to       2.40%      2.37%     to       2.37%      24.87%     to       26.31%
PUTNAM VT EQUITY INCOME FUND
 2013                           0.50%     to       0.75%      1.90%     to       1.91%      31.43%     to       31.75%
 2012                           0.50%     to       0.75%        --      to       2.23%      18.41%     to       18.71%
 2011                           0.50%     to       0.65%        --      to         --        1.26%     to        1.41%
PIMCO ALL ASSET PORTFOLIO
 2013                           0.50%     to       1.45%      4.50%     to       4.52%      (1.33)%    to       (0.39)%
 2012                           0.50%     to       1.45%      5.06%     to       5.89%      13.16%     to       14.23%
 2011                           0.50%     to       0.65%      3.87%     to       4.59%       0.78%     to        0.91%
PIMCO EQS PATHFINDER
 PORTFOLIO
 2013                           0.50%     to       1.45%      2.09%     to       2.19%      17.48%     to       18.60%
 2012                           0.30%     to       1.45%      0.83%     to       0.98%       8.19%     to        9.44%
 2011                           0.30%     to       1.45%      0.04%     to       0.12%      (6.07)%    to       (5.07)%
PIMCO GLOBAL MULTI-ASSET
 PORTFOLIO
 2013                           1.45%     to       1.45%      3.15%     to       3.15%      (9.23)%    to       (9.23)%
 2012                           1.45%     to       1.45%      3.07%     to       3.07%       7.21%     to        7.21%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                           1.40%     to       2.00%        --      to         --       26.79%     to       27.56%
 2012                           1.40%     to       2.00%        --      to         --        8.43%     to        9.08%
 2011                           1.40%     to       2.15%        --      to         --       (6.54)%    to       (5.83)%
 2010                           1.40%     to       2.00%        --      to         --        5.24%     to        5.87%
 2009                           1.40%     to       2.15%        --      to         --       54.06%     to       55.22%
JENNISON PORTFOLIO
 2013                           1.40%     to       2.35%        --      to         --       33.93%     to       35.21%
 2012                           1.40%     to       2.35%        --      to         --       13.04%     to       14.12%
 2011                           1.40%     to       2.35%        --      to         --       (2.41)%    to       (1.48)%
 2010                           1.40%     to       2.35%      0.02%     to       0.02%       8.86%     to        9.90%
 2009                           1.40%     to       2.35%      0.28%     to       0.29%      39.28%     to       40.60%
PRUDENTIAL VALUE PORTFOLIO
 2013                           1.40%     to       2.10%        --      to         --       29.78%     to       30.69%
 2012                           1.40%     to       2.10%      0.54%     to       0.55%      11.76%     to       12.55%
 2011                           1.40%     to       2.10%      0.52%     to       0.52%      (7.84)%    to       (7.20)%
 2010                           1.40%     to       2.10%      0.33%     to       0.33%      11.03%     to       11.81%
 2009                           1.40%     to       2.30%      1.65%     to       1.65%      38.18%     to       39.43%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                  12,758       $1.142761      to       $1.217463             $15,201
 2012                                   4,448        0.982742      to        0.982742               4,371
 2011                                   4,451        0.821906      to        0.821906               3,658
 2010                                   6,429        0.989198      to        1.038159               6,456
 2009                                   6,449        0.885826      to        0.925036               5,791
CLEARBRIDGE VARIABLE EQUITY
 INCOME PORTFOLIO+
 2013                                   3,413       12.817744      to       12.817744              43,742
 2012                                   5,511       10.320951      to       10.320951              56,878
 2011                                   6,501        9.164549      to        9.164549              59,573
 2010                                   9,725        8.613643      to        8.613643              83,764
 2009                                  10,830        7.781013      to        7.781013              84,268
CLEARBRIDGE VARIABLE ALL CAP
 VALUE PORTFOLIO+
 2013                                  53,279       12.205160      to       12.370825             658,654
 2012                                  68,458        9.383529      to        9.491930             649,498
 2011                                  85,182        8.292692      to        8.371736             712,907
 2010                                 107,471        8.882732      to        9.050534             972,469
 2009                                 130,364        7.763991      to        7.871215           1,025,780
WESTERN ASSET VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO
 2013                                  25,701        2.228463      to        2.335447              59,494
 2012                                  25,904        2.134001      to        2.228629              57,261
 2011                                  30,330        1.835280      to        1.909972              57,558
 2010                                  43,306        1.836238      to        1.904292              82,118
 2009                                  42,808        1.626023      to        1.680391              71,655
CLEARBRIDGE VARIABLE LARGE
 CAP VALUE PORTFOLIO+
 2013                                 124,316        1.898638      to        1.939051             240,740
 2012                                 167,940        1.456722      to        1.485506             249,253
 2011                                 232,913        1.269877      to        1.293026             300,983
 2010                                 259,657        1.228844      to        1.249379             324,250
 2009                                 305,067        1.107607      to        1.157459             352,039
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                                 119,603       14.608687      to       18.782197           1,807,129
 2012                                 136,154       11.014058      to       15.339500           1,553,672
 2011                                 148,159        9.714248      to       13.754203           1,504,906
 2010                                 157,652       10.023866      to       14.428775           1,685,931
 2009                                 144,345        9.010887      to       13.186444           1,404,925
INVESCO V.I. COMSTOCK FUND+
 2013                                  21,306       21.467646      to       22.731362             461,999
 2012                                  22,275       15.421242      to       16.984478             359,435
 2011                                  26,511       13.295328      to       14.475731             366,784
 2010                                  27,217       13.925507      to       14.988434             391,939
 2009                                  28,562       12.341037      to       13.131153             362,147
INVESCO V.I. AMERICAN
 FRANCHISE FUND+
 2013                               1,684,210       13.759971      to       14.509057          23,661,515
 2012                               2,308,545       10.092241      to       10.441741          23,600,563
 2011                               1,209,192        9.121149      to        9.222875          11,104,509
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                                 302,812       13.020689      to       13.482480           4,006,422
 2012                                 282,900        9.767694      to        9.924071           2,783,539

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           1.40%     to       1.90%        --      to         --       16.28%     to       16.87%
 2012                           1.90%     to       1.90%        --      to         --       19.57%     to       19.57%
 2011                           1.90%     to       1.90%      0.45%     to       0.45%     (16.91)%    to      (16.91)%
 2010                           1.40%     to       1.90%      1.18%     to       1.18%      11.67%     to       12.23%
 2009                           1.40%     to       1.90%      1.29%     to       1.30%      33.87%     to       34.54%
CLEARBRIDGE VARIABLE EQUITY
 INCOME PORTFOLIO+
 2013                           1.40%     to       1.40%      1.49%     to       1.49%      24.19%     to       24.19%
 2012                           1.40%     to       1.40%      2.78%     to       2.78%      12.62%     to       12.62%
 2011                           1.40%     to       1.40%      2.75%     to       2.75%       6.40%     to        6.40%
 2010                           1.40%     to       1.40%      3.86%     to       3.86%      10.70%     to       10.70%
 2009                           1.40%     to       1.40%      3.33%     to       3.33%      21.20%     to       21.20%
CLEARBRIDGE VARIABLE ALL CAP
 VALUE PORTFOLIO+
 2013                           1.40%     to       1.60%      1.26%     to       1.43%      30.07%     to       30.33%
 2012                           1.40%     to       1.60%      1.57%     to       1.75%      13.15%     to       13.38%
 2011                           1.40%     to       1.60%      1.25%     to       1.37%      (7.68)%    to       (7.50)%
 2010                           1.40%     to       1.90%      0.19%     to       1.65%      14.41%     to       14.98%
 2009                           1.40%     to       1.90%      1.33%     to       1.33%      26.93%     to       27.56%
WESTERN ASSET VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO
 2013                           1.40%     to       1.75%      6.01%     to       6.02%       4.43%     to        4.79%
 2012                           1.40%     to       1.75%      6.42%     to       7.48%      16.28%     to       16.68%
 2011                           1.40%     to       1.75%      6.10%     to       7.94%      (0.05)%    to        0.30%
 2010                           1.40%     to       1.75%      8.95%     to       9.01%      12.93%     to       13.32%
 2009                           1.40%     to       1.75%      9.34%     to      10.84%      52.86%     to       53.40%
CLEARBRIDGE VARIABLE LARGE
 CAP VALUE PORTFOLIO+
 2013                           1.40%     to       1.55%      1.52%     to       1.69%      30.34%     to       30.53%
 2012                           1.40%     to       1.55%      2.04%     to       2.34%      14.71%     to       14.89%
 2011                           1.40%     to       1.55%      2.16%     to       2.27%       3.34%     to        3.49%
 2010                           1.40%     to       1.55%      2.85%     to       2.93%       7.78%     to        7.94%
 2009                           1.40%     to       1.90%      1.86%     to       1.93%      22.16%     to       22.77%
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                           0.85%     to       2.75%      1.23%     to       1.29%      30.14%     to       32.64%
 2012                           0.85%     to       2.50%      1.31%     to       1.32%      11.53%     to       13.38%
 2011                           0.85%     to       2.50%      1.02%     to       1.03%      (4.68)%    to       (3.09)%
 2010                           0.85%     to       2.50%      0.10%     to       0.10%       9.42%     to       11.24%
 2009                           0.85%     to       2.50%      3.63%     to       3.72%      21.05%     to       23.06%
INVESCO V.I. COMSTOCK FUND+
 2013                           1.35%     to       2.75%      1.43%     to       1.46%      31.98%     to       33.84%
 2012                           1.35%     to       2.50%      1.49%     to       1.52%      15.99%     to       17.33%
 2011                           1.35%     to       2.50%      1.33%     to       1.35%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.13%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.32%     to       4.33%      25.24%     to       26.69%
INVESCO V.I. AMERICAN
 FRANCHISE FUND+
 2013                           0.85%     to       2.75%      0.44%     to       0.47%      36.34%     to       38.95%
 2012                           0.85%     to       2.75%        --      to         --       10.65%     to       12.77%
 2011                           1.35%     to       2.75%        --      to         --       (8.79)%    to       (7.77)%
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                           0.85%     to       2.75%      0.40%     to       0.41%      33.30%     to       35.86%
 2012                           0.85%     to       2.75%        --      to         --       (2.32)%    to       (0.76)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                                   5,164       $1.725118      to      $17.684334             $22,832
 2012                                   5,180        1.461617      to       15.095876              20,222
 2011                                  10,126        1.248140      to        1.248140              12,638
 2010                               1,638,774        1.194023      to        1.194023           1,908,954
 2009                                  19,321        1.073635      to        1.073635              19,724
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                                  10,766        1.578072      to        1.578072              16,990
 2012                                  10,722        1.639407      to        1.639407              17,578
 2011                                   6,897        1.566088      to        1.566088              10,802
 2010                                   6,897        1.465421      to        1.465421              10,108
 2009                                   6,897        1.387455      to        1.387455               9,569
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                                  22,335        1.594447      to        1.691084              36,566
 2012                                  22,196        1.246468      to        1.315436              28,343
 2011                                  23,840        1.062802      to        1.116024              25,865
 2010                                  25,517        1.106480      to        1.156101              28,778
 2009                                  17,127        0.990225      to        1.029466              17,277
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                               1,080,926        1.074273      to        9.584438           1,533,961
 2012                               1,186,484        0.918360      to        1.668898           1,378,829
 2011                               1,533,104        0.828268      to        1.487983           1,536,435
 2010                               1,638,774        0.973781      to        1.729386           1,908,954
 2009                                  19,321        0.962713      to        0.962713              19,724
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 100,196       17.893814      to       18.376160           1,790,728
 2012                                 131,157       12.513990      to       12.903704           1,598,916
 2011                                 147,013       11.867818      to       12.085448           1,686,200
 2010                                 153,497       12.720756      to       12.793044           1,871,368
 2009                                   8,153        1.322620      to        1.356932              10,873
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                                     287       25.492367      to       25.492367               7,313
 2012                                     290       17.968169      to       17.968169               5,194
 2011                                     259       15.468782      to       15.468782               3,999
 2010                                     222       15.612951      to       15.612951               3,469
 2009                                     223       11.675368      to       11.675368               2,609
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                 803,962       13.676754      to       14.756163          11,361,676
 2012                                 977,638       12.214883      to       12.892309          12,220,444
 2011                               1,219,642       10.975750      to       11.332506          13,567,829
 2010                               1,402,515       12.132226      to       12.253941          17,086,708
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                 651,119       14.997820      to       15.790336          10,026,795
 2012                                 780,248       11.762364      to       12.114819           9,315,735
 2011                                 874,327       10.435015      to       10.513961           9,158,329

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                           1.35%     to       2.10%      1.64%     to       1.65%      17.15%     to       18.03%
 2012                           1.35%     to       2.10%      0.75%     to       0.75%      10.69%     to       11.52%
 2011                           1.85%     to       1.85%      3.15%     to       3.15%       4.53%     to        4.53%
 2010                           1.85%     to       1.85%      1.79%     to       1.79%      11.21%     to       11.21%
 2009                           1.85%     to       1.85%      2.06%     to       2.06%      13.34%     to       13.34%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                           1.35%     to       1.35%      1.25%     to       1.25%      (3.74)%    to       (3.74)%
 2012                           1.35%     to       1.35%      1.41%     to       1.41%       4.68%     to        4.68%
 2011                           1.35%     to       1.35%      2.67%     to       2.67%       6.87%     to        6.87%
 2010                           1.35%     to       1.35%      3.38%     to       3.38%       5.62%     to        5.62%
 2009                           1.35%     to       1.35%      4.51%     to       4.51%      10.52%     to       10.52%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.35%     to       1.85%      1.02%     to       1.04%      27.92%     to       28.56%
 2012                           1.35%     to       1.85%      1.32%     to       1.35%      17.28%     to       17.87%
 2011                           1.35%     to       1.85%      0.54%     to       0.54%      (3.95)%    to       (3.47)%
 2010                           1.35%     to       1.85%      0.86%     to       0.86%      11.74%     to       12.30%
 2009                           1.35%     to       1.85%      2.03%     to       2.03%      14.72%     to       15.30%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.25%     to       2.50%      2.31%     to       2.31%      16.98%     to       18.45%
 2012                           1.35%     to       2.50%      1.64%     to       1.67%      10.88%     to       12.16%
 2011                           1.35%     to       2.50%      0.65%     to       0.67%     (14.94)%    to      (13.96)%
 2010                           1.85%     to       1.85%        --      to         --       13.37%     to       13.90%
 2009                           1.85%     to       1.85%      3.15%     to       3.15%      10.59%     to       10.59%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           0.65%     to       2.50%        --      to         --       46.84%     to       49.26%
 2012                           1.25%     to       2.50%        --      to         --        5.44%     to        6.77%
 2011                           1.25%     to       2.50%        --      to         --       (6.71)%    to       (5.53)%
 2010                           1.25%     to       2.50%        --      to         --       27.21%     to       27.93%
 2009                           1.55%     to       1.85%        --      to         --       49.85%     to       50.30%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                           1.35%     to       1.35%      0.01%     to       0.01%      41.88%     to       41.88%
 2012                           1.35%     to       1.35%        --      to         --       16.16%     to       16.16%
 2011                           1.35%     to       1.35%        --      to         --       (0.92)%    to       (0.92)%
 2010                           1.35%     to       1.35%        --      to         --       33.73%     to       33.73%
 2009                           1.35%     to       1.35%        --      to         --       38.43%     to       38.43%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           0.50%     to       2.70%      0.97%     to       0.98%      11.97%     to       14.46%
 2012                           0.50%     to       2.70%      1.15%     to       1.16%      11.29%     to       13.76%
 2011                           0.50%     to       2.70%      0.90%     to       1.08%      (9.53)%    to       (7.52)%
 2010                           0.50%     to       2.70%        --      to         --       21.32%     to       22.54%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           0.50%     to       2.70%      0.43%     to       0.43%      27.51%     to       30.34%
 2012                           0.50%     to       2.70%      0.60%     to       0.60%      12.72%     to       15.23%
 2011                           0.50%     to       2.70%        --      to         --        4.35%     to        5.14%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

       Optional Death Benefit Charge maximum of 0.15%

       Earnings Protection Benefit Charge maximum of 0.20%

       Principal First Charge maximum of 0.75%

       Principal First Preferred Charge maximum of 0.20%

       MAV/EPB Death Benefit Charge maximum of 0.30%

       MAV 70 Death Benefit Charge maximum of 0.20%

       MAV Plus Charge maximum of 0.30%

       Maximum Anniversary Value III Charge maximum of 1.50%

       Liquidity feature Charge maximum of 0.50%

       MAV V Charge maximum of 1.50%

       MAV IV Charge maximum of 1.50%

       Legacy Lock Charge maximum of 1.50%

       Daily Lock Charge maximum of 2.50%

       Safety Plus Charge maximum of 2.50%

       Future 5 Charge maximum of 2.50%

       Future 6 Charge maximum of 2.50%

       Maximum Daily Value Charge maximum of 1.50%

       Return of Premium IV Charge maximum of 0.75%

       Return of Premium V Charge maximum of 0.75%

       Return of Premium III Charge maximum of 0.75%

       Return of Premium Death Benefit Charge maximum of 0.75%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2013. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 28, 2014 (except for Note 20, as to which the date is JUNE 23, 2014)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
Fee income and other                   $1,462         $2,956         $3,183
Earned premiums                           184             93            244
Net investment income (loss):
 Securities available-for-sale and
  other                                 1,681          2,535          2,572
 Equity securities, trading                 2              1             --
                                     --------       --------       --------
Total net investment income             1,683          2,536          2,572
Net realized capital gains
 (losses):
 Total other-than-temporary
  impairment ("OTTI") losses              (54)          (293)          (196)
 OTTI losses recognized in other
  comprehensive income                      9             38             71
                                     --------       --------       --------
 Net OTTI losses recognized in
  earnings                                (45)          (255)          (125)
 Net realized capital gains on
  business dispositions                 1,561             --             --
 Net realized capital gains
  (losses), excluding net OTTI
  losses recognized in earnings        (1,190)        (1,226)            48
                                     --------       --------       --------
Total net realized capital gains
 (losses)                                 326         (1,481)           (77)
                                     --------       --------       --------
                     TOTAL REVENUES     3,655          4,104          5,922
BENEFITS, LOSSES AND EXPENSES
Benefits, loss and loss adjustment
 expenses                               1,758          2,900          3,108
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            324            427
Insurance operating costs and other
 expenses                                (401)           268          2,507
Reinsurance loss on disposition,
 including reduction in goodwill of
 $250 and $61,
 respectively                           1,491             61             --
Dividends to policyholders                 18             20             17
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,094          3,573          6,059
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       561            531           (137)
Income tax expense (benefit)               49             36           (323)
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       512            495            186
Income (loss) from discontinued
 operations, net of tax                   (41)            61             58
                                     --------       --------       --------
                         NET INCOME       471            556            244
Net income attributable to the
 noncontrolling interest                    6              2             --
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $465           $554           $244
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                  DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
Net income                               $471           $556           $244
                                     --------       --------       --------
Other comprehensive income (loss):
 Change in net unrealized gain/loss
  on securities                        (1,257)         1,120          1,174
 Change in net gain/loss on
  cash-flow hedging instruments          (179)          (110)           103
 Change in foreign currency
  translation adjustments                  23             24             (2)
                                     --------       --------       --------
 Total other comprehensive
  income/(loss)                        (1,413)         1,034          1,275
                                     --------       --------       --------
  Total comprehensive income/(loss)      (942)         1,590          1,519
  Less: Comprehensive income
   attributable to noncontrolling
   interest                                 6              2             --
                                     --------       --------       --------
  TOTAL COMPREHENSIVE INCOME/(LOSS)
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY     $(948)        $1,588         $1,519
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2013              2012
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
Investments:
Fixed maturities, available-for-sale, at fair          $28,163           $49,404
 value (amortized cost of $27,188 and $45,753)
 (includes variable interest entity assets, at
 fair value, of $12 and $89)
Fixed maturities, at fair value using the fair             791             1,010
 value option (includes variable interest entity
 assets, at fair value, of $131 and $132)
Equity securities, trading, at fair value (cost             12             1,847
 of $10 and $1,614)
Equity securities, available for sale, at fair             372               400
 value (cost of $362 and $408)
Mortgage loans (net of allowances for loan losses        3,470             4,935
 of $12 and $14)
Policy loans, at outstanding balance                     1,416             1,951
Limited partnership and other alternative                1,329             1,372
 investments (includes variable interest entity
 assets of $4 and $6)
Other investments                                          270               582
Short-term investments (includes variable                1,952             2,354
 interest entity assets, at fair value, of $3 as
 of December 31, 2013)
                                                   -----------       -----------
Total investments                                       37,775            63,855
Cash                                                       446             1,342
Premiums receivable and agents' balances                    33                58
Reinsurance recoverables                                19,794             2,893
Deferred policy acquisition costs and present              689             3,072
 value of future profits
Deferred income taxes, net                               2,110             1,557
Goodwill                                                    --               250
Other assets                                               994             1,306
Separate account assets                                140,874           141,558
                                                   -----------       -----------
                                     TOTAL ASSETS     $202,715          $215,891
                                                   -----------       -----------
LIABILITIES
Reserve for future policy benefits and unpaid          $12,874           $11,916
 losses and loss adjustment expenses
Other policyholder funds and benefits payable           36,856            40,501
Other policyholder funds and benefits payable --            --             1,837
 international unit-linked bonds and pension
 products
Consumer notes                                              84               161
Other liabilities (includes variable interest            3,788             9,535
 entity liabilities of $35 and $111)
Separate account liabilities                           140,874           141,558
                                                   -----------       -----------
                                TOTAL LIABILITIES      194,476           205,508
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
Common stock -- 1,000 shares authorized, issued              6                 6
 and outstanding, par value $5,690
Additional paid-in capital                               6,959             8,155
Accumulated other comprehensive income, net of             574             1,987
 tax
Retained earnings                                          700               235
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        8,239            10,383
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $202,715          $215,891
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                ACCUMULATED
                                                           ADDITIONAL              OTHER
                                          COMMON             PAID-IN           COMPREHENSIVE
                                           STOCK             CAPITAL           INCOME (LOSS)
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 6              $ 8,155              $ 1,987
Capital contributions to parent              --               (1,196)
Dividends declared                           --
Net income                                   --
Change in noncontrolling interest
ownership                                    --
Total other comprehensive income             --                                    (1,413)
                                            ---                                   -------
            BALANCE, DECEMBER 31, 2013       $6               $6,959                 $574
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2011                  $ 6              $ 8,271                $ 953
Capital contributions to parent              --                 (116)                  --
Net income                                   --                   --                   --
Change in noncontrolling interest            --                   --                   --
 ownership
Total other comprehensive income             --                   --                1,034
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2012       $6               $8,155               $1,987
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2010                  $ 6              $ 8,265               $ (322)
Capital contributions from parent            --                    6                   --
Dividends declared                           --                   --                   --
Net income                                   --                   --                   --
Total other comprehensive income             --                   --                1,275
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2011       $6               $8,271                 $953
                                            ---              -------              -------


                                          RETAINED                                         TOTAL
                                          EARNINGS            NON-CONTROLLING          STOCKHOLDER'S
                                          (DEFICIT)              INTEREST                  EQUITY
                                                                (IN MILLIONS)
--------------------------------------  --------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 235                   $ --                  $ 10,383
Capital contributions to parent                                                            (1,196)
Dividends declared                             --                                              --
Net income                                    465                      6                      471
Change in noncontrolling interest
ownership                                                             (6)                      (6)
Total other comprehensive income                                                           (1,413)
                                                                                          -------
            BALANCE, DECEMBER 31, 2013       $700                   $ --                   $8,239
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2011                  $ (319)                 $ --                  $ 8,911
Capital contributions to parent                --                     --                     (116)
Net income                                    554                      2                      556
Change in noncontrolling interest              --                     (2)                      (2)
 ownership
Total other comprehensive income               --                     --                    1,034
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2012       $235                   $ --                  $10,383
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2010                  $ (562)                 $ --                  $ 7,387
Capital contributions from parent              --                     --                        6
Dividends declared                             (1)                    --                       (1)
Net income                                    244                     --                      244
Total other comprehensive income               --                     --                    1,275
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2011      $(319)                  $ --                   $8,911
                                            -----                  -----                  -------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
Net income                                471           $556           $244
ADJUSTMENTS TO RECONCILE NET
 INCOME(LOSS) TO NET CASH PROVIDED
 BY OPERATING ACTIVITIES
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            359            474
Additions to deferred policy
 acquisition costs and present
 value of future profits                  (16)          (329)          (381)
Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     230            (44)           252
 Reinsurance recoverables                (795)           (47)            57
 Receivables and other assets             (80)           158              9
 Payables and accruals                 (1,532)        (1,035)         2,402
 Accrued and deferred income taxes        589            392           (125)
Net realized capital (gains) losses      (678)         1,413              1
Net receipts (disbursements) from
 investment contracts related to
 policyholder funds --
 international unit-linked bonds
 and pension products                  (1,833)           (92)          (323)
Net (increase) decrease in equity
 securities, trading                    1,835            120            312
Goodwill Impairment                        --            149             --
Reinsurance loss on disposition         1,491             61             --
Depreciation and amortization              53            164            194
Other, net                               (328)           202           (108)
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES      (365)         2,027          3,008
INVESTING ACTIVITIES
Proceeds from the
 sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                   19,206         23,759         19,801
 Fixed maturities, fair value
  option                                  322            283             37
 Equity securities,
  available-for-sale                       81            133            147
 Mortgage loans                           355            306            332
 Partnerships                             127            110            128
Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (14,532)       (23,949)       (20,517)
 Fixed maturities, fair value
  option                                 (134)          (182)          (661)
 Equity securities,
  available-for-sale                      (79)           (97)          (230)
 Mortgage loans                          (177)        (1,056)        (1,246)
 Partnerships                             (99)          (417)          (436)
Proceeds from business sold               745             58             --
Change in derivatives, net             (1,900)        (2,275)           938
Change in policy loans, net                (7)             1            176
Change in short-term investments,
 net                                      363          1,404           (598)
Change in all other, net                  (20)            --              1
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     4,251         (1,922)        (2,128)
FINANCING ACTIVITIES
Deposits and other additions to
 investment and universal life-type
 contracts                              5,943         10,004         12,124
Withdrawals and other deductions
 from investment and universal
 life-type contracts                  (24,473)       (24,608)       (22,720)
Net transfers from (to) separate
 accounts related to investment and
 universal life-type contracts         16,978         13,196         10,439
Net (decrease) increase in
 securities loaned or sold under
 agreements to repurchase              (1,615)         1,615             --
Capital contributions (to) from
 parent                                (1,200)            --             --
Fee to recapture affiliate
 reinsurance                             (347)            --             --
Net repayments at maturity or
 settlement of consumer notes             (77)          (153)           (68)
                                     --------       --------       --------
    NET CASH (USED FOR) PROVIDED BY
               FINANCING ACTIVITIES    (4,791)            54           (225)
Foreign exchange rate effect on
 cash                                       9             --             (3)
Net increase (decrease) in cash          (896)           159            652
Cash -- beginning of year               1,342          1,183            531
                                     --------       --------       --------
CASH -- END OF YEAR                      $446         $1,342         $1,183
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
Net cash paid (received) during the
 year for income taxes                   (181)          (395)          (105)
Noncash return of capital                  (4)          (126)            --
SUPPLEMENTAL DISCLOSURE OF NON-CASH
 INVESTING ACTIVITY
Conversion of fixed maturities,
 available-for-sale to equity
 securities, available-for-sale            --             43             --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). On December 12, 2013, the Company completed the sale of the U.K variable annuity business of Hartford Life International Limited ("HLIL"), an indirect wholly-owned subsidiary. As a result of this transaction, the operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations as further discussed in Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements. For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill , Note 13 -- Transactions with Affiliates, and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 12). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses following the sale of the Retirement Plans and Individual Life businesses in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see
Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 5% and 2% of the total life insurance policies as of December 31, 2013, 2012, and 2011, respectively. Dividends to policyholders were $18, $20 and $17 for the years ended December 31, 2013, 2012, and 2011, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"); fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; certain limited partnerships and other alternative investments; separate account assets and certain other liabilities. For further discussion of fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. The equity investments associated with the variable annuity products are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. Recognition of income related to limited partnerships and other alternative investment is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2013, 2012 and 2011 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems bonds and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, available-for-sale, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2013, 2012 and 2011.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") derivatives, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in
Note 4 -- Investments and Derivative Instruments. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions and Note 5 -- Reinsurance of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For life insurance products, the DAC asset, which includes the present value of future profits, related to most universal life-type contracts (primarily variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable consist of non-variable account values associated with universal life-type contracts and investment contracts.

The Company has classified its fixed and variable annuities and universal life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2.  BUSINESS DISPOSITIONS

SALE OF HARTFORD LIFE INTERNATIONAL LIMITED ("HLIL")

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL's sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations. For further information regarding discontinued operations, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 in the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.

Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The Company will continue to sell retirement plans during a transition period of 18-24 months and MassMutual will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Retirement Plans total revenue was $706 and $766, respectively and net income (loss) was $(39) and $3, respectively.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition consisting of a reinsurance loss partially offset by realized capital gains. In 2012, the Company recognized a reinsurance loss on business disposition of $61, pre-tax, which included a goodwill impairment of the same amount. For further information regarding the goodwill impairment, see
Note 7 -- Goodwill of Notes to Consolidated Financial Statements. Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax.

Upon closing, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company will continue to sell life insurance products and riders during a transition period of 18-24 months and Prudential will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Individual Life total revenue was $1,303 and $1,300, respectively and net income was $21 and $85, respectively.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                           AS OF DECEMBER 31,
                                                  2012
                                             CARRYING VALUE
--------------------------------------------------------------
Total fixed maturities, AFS, at fair
 value (amortized
 cost of $13,596) (1)                           $15,015
Equity securities, AFS, at fair value
 (cost of $27) (2)                                   28
Fixed maturities, at fair value using
 the FVO (3)                                         16
Mortgage loans (net of allowances for
 loan losses of $1)                               1,288
Policy loans, at outstanding balance                542
                                                -------
       TOTAL INVESTED ASSETS TRANSFERRED        $16,889
                                                -------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements for the sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days; as well as, derivative instruments.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. For the year ended December 31, 2013, transfers from Level 1 to Level 2 were $287, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                              DECEMBER 31, 2013
                                                                  QUOTED PRICES              SIGNIFICANT           SIGNIFICANT
                                                                IN ACTIVE MARKETS            OBSERVABLE            UNOBSERVABLE
                                                               FOR IDENTICAL ASSETS            INPUTS                 INPUTS
                                                TOTAL               (LEVEL 1)                 (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                              $1,129                  $ --                   $1,021                  $108
 CDOs                                              1,448                    --                    1,020                   428
 CMBS                                              2,347                    --                    1,987                   360
 Corporate                                        16,917                    --                   16,127                   790
 Foreign government/government agencies            1,177                    --                    1,139                    38
 States, municipalities and political
  subdivisions ("Municipal")                         965                    --                      916                    49
 RMBS                                              2,431                    --                    1,633                   798
 U.S. Treasuries                                   1,749                 1,077                      672                    --
                                             -----------           -----------                ---------              --------
Total fixed maturities                            28,163                 1,077                   24,515                 2,571
Fixed maturities, FVO                                791                    --                      613                   178
Equity securities, trading                            12                    12                       --                    --
Equity securities, AFS                               372                   207                      114                    51
Derivative assets
 Credit derivatives                                    9                    --                       11                    (2)
 Foreign exchange derivatives                         14                    --                       14                    --
 Interest rate derivatives                           (57)                   --                      (57)                   --
 U.S. guaranteed minimum withdrawal benefit
  ("GMWB") hedging instruments                        26                    --                      (42)                   68
 U.S. macro hedge program                            109                    --                       --                   109
 International program hedging instruments           171                    --                      173                    (2)
                                             -----------           -----------                ---------              --------
Total derivative assets (1)                          272                    --                       99                   173
Short-term investments                             1,952                   228                    1,724                    --
Limited partnerships and other alternative
 investments (2)                                     468                    --                      414                    54
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                         (398)                   --                       67                  (465)
Separate account assets (3)                      138,482                99,917                   37,828                   737
                                             -----------           -----------                ---------              --------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                          A RECURRING BASIS     $170,114              $101,441                  $65,374                $3,299
                                             -----------           -----------                ---------              --------
PERCENTAGE OF LEVEL TO TOTAL                         100%                   60%                      38%                    2%
                                             -----------           -----------                ---------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
 A RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                        $(576)                 $ --                     $ --                 $(576)
 Equity linked notes                                 (18)                   --                       --                   (18)
                                             -----------           -----------                ---------              --------
Total other policyholder funds and benefits
 payable                                            (594)                   --                       --                  (594)
Derivative liabilities
 Credit derivatives                                   11                    --                        7                     4
 Equity derivatives                                   18                    --                       16                     2
 Foreign exchange derivatives                       (382)                   --                     (382)                   --
 Interest rate derivatives                          (319)                   --                     (295)                  (24)
 U.S. GMWB hedging instruments                        15                    --                      (63)                   78
 U.S. macro hedge program                             30                    --                       --                    30
 International program hedging instruments          (198)                   --                     (139)                  (59)
                                             -----------           -----------                ---------              --------
Total derivative liabilities (4)                    (825)                   --                     (856)                   31
Consumer notes (5)                                    (2)                   --                       --                    (2)
                                             -----------           -----------                ---------              --------
    TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                 VALUE ON A RECURRING BASIS      $(1,421)                 $ --                    $(856)                $(565)
                                             -----------           -----------                ---------              --------

                                                                   DECEMBER 31, 2012
                                                        QUOTED PRICES               SIGNIFICANT              SIGNIFICANT
                                                      IN ACTIVE MARKETS              OBSERVABLE              UNOBSERVABLE
                                                     FOR IDENTICAL ASSETS              INPUTS                   INPUTS
                                     TOTAL                (LEVEL 1)                  (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                   $ --                    $1,435                     $238
 CDOs                                   2,160                     --                     1,437                      723
 CMBS                                   3,912                     --                     3,380                      532
 Corporate                             30,979                     --                    29,639                    1,340
 Foreign
  government/government
  agencies                              1,460                     --                     1,426                       34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                     --                     1,829                      169
 RMBS                                   4,671                     --                     3,538                    1,133
 U.S. Treasuries                        2,551                     78                     2,473                       --
                                   ----------             ----------                  --------                 --------
Total fixed maturities                 49,404                     78                    45,157                    4,169
Fixed maturities, FVO                   1,010                      6                       805                      199
Equity securities, trading              1,847                  1,847                        --                       --
Equity securities, AFS                    400                    203                       142                       55
Derivative assets
 Credit derivatives                       (10)                    --                        --                      (10)
 Equity derivatives                        30                     --                        --                       30
 Foreign exchange
  derivatives                             104                     --                       104                       --
 Interest rate derivatives                108                     --                       144                      (36)
 U.S. GMWB hedging
  instruments                              36                     --                       (53)                      89
 U.S. macro hedge program                 186                     --                        --                      186
 International program
  hedging instruments                     127                     --                       142                      (15)
                                   ----------             ----------                  --------                 --------
Total derivative assets (1)               581                     --                       337                      244
 Short-term investments                 2,354                    242                     2,112                       --
 Limited partnerships and
  other alternative
  investments                             414                     --                       264                      150
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB                         1,081                     --                        --                    1,081
Separate account assets (3)           138,497                 97,976                    39,938                      583
                                   ----------             ----------                  --------                 --------
  TOTAL ASSETS ACCOUNTED FOR
          AT FAIR VALUE ON A
             RECURRING BASIS         $195,588               $100,352                   $88,755                   $6,481
                                   ----------             ----------                  --------                 --------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING
 BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                  $ --                      $ --                  $(3,119)
 Equity linked notes                       (8)                    --                        --                       (8)
                                   ----------             ----------                  --------                 --------
Total other policyholder
 funds and benefits payable            (3,127)                    --                        --                   (3,127)
Derivative liabilities
 Credit derivatives                        (6)                    --                       (20)                      14
 Equity derivatives                        15                     --                        --                       15
 Foreign exchange
  derivatives                             (17)                    --                       (17)                      --
 Interest rate derivatives               (359)                    --                      (338)                     (21)
 U.S. GMWB hedging
  instruments                             536                     --                       106                      430
 U.S. macro hedge program                 100                     --                        --                      100
 International program
  hedging instruments                    (231)                    --                      (171)                     (60)
                                   ----------             ----------                  --------                 --------
Total derivative liabilities
 (4)                                       38                     --                      (440)                     478
Other liabilities                          --                     --                        --                       --
Consumer notes (5)                         (2)                    --                        --                       (2)
                                   ----------             ----------                  --------                 --------
 TOTAL LIABILITIES ACCOUNTED
      FOR AT FAIR VALUE ON A
             RECURRING BASIS          $(3,091)                  $ --                     $(440)                 $(2,651)
                                   ----------             ----------                  --------                 --------

(1) Includes OTC and OTC-cleared derivative instruments in a net asset value position after consideration of the impact of collateral posting requirements, which may be imposed by agreements, clearinghouse rules, and applicable law. At December 31, 2013 and December 31, 2012, $120 and $92, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value.

(3) As of December 31, 2013 and 2012, excludes approximately $2.4 billion and $3.1 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes OTC and OTC-cleared derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the sum of the derivative asset and liability positions are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.

AFS SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2013 and December 31, 2012, 97% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives as well as for any existing deals with a market value greater than $10 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities.

Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice periods vary and may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others have been classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets; as well as, certain limited partnerships and other alternative investments and derivative instruments.

          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

          - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

          - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

          - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

          - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

          - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

          - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3, are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            AS OF DECEMBER 31, 2013

                                             PREDOMINANT              SIGNIFICANT
                                              VALUATION              UNOBSERVABLE
SECURITIES                  FAIR VALUE          METHOD                   INPUT
-----------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           $360          Discounted cash          Spread (encompasses)
                                                       flows                  prepayment,
                                                                    default risk and loss
                                                                                 severity
Corporate (3)                   398          Discounted cash            Spread
                                                       flows
Municipal (3)                    29          Discounted cash            Spread
                                                       flows
RMBS                            798          Discounted cash            Spread
                                                       flows
                                                               Constant prepayment rate
                                                                 Constant default rate
                                                                     Loss severity

                                                UNOBSERVABLE INPUTS
                                                                                                IMPACT OF
                                                                              WEIGHTED      INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM               AVERAGE (1)     ON FAIR VALUE (2)
------------------------  ------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                            99bps                 2,511bps                 446bps            Decrease

Corporate (3)                  119bps                 5,594bps                 332bps            Decrease

Municipal (3)                  184bps                   184bps                 184bps            Decrease

RMBS                            62bps                 1,748bps                 245bps            Decrease

                                   --%                      10%                     3%           Decrease   (4)
                                    1%                      22%                     8%           Decrease
                                   --%                     100%                    80%           Decrease

                            AS OF DECEMBER 31, 2012

                                               PREDOMINANT              SIGNIFICANT
                                                VALUATION              UNOBSERVABLE
SECURITIES                   FAIR VALUE           METHOD                   INPUT
-------------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                             $532          Discounted cash          Spread (encompasses)
                                                         flows                  prepayment,
                                                                      default risk and loss
                                                                                   severity
Corporate (3)                     888          Discounted cash            Spread
                                                         flows
Municipal                         169          Discounted cash            Spread
                                                         flows
RMBS                            1,133          Discounted cash            Spread
                                                         flows
                                                                 Constant prepayment rate
                                                                   Constant default rate
                                                                       Loss severity

                                                                                                  IMPACT OF
                                                 UNOBSERVABLE INPUTS           WEIGHTED       INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM                AVERAGE (1)      ON FAIR VALUE (2)
------------------------  --------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           320bps                 3,615bps                 1,013bps            Decrease

Corporate (3)                  145bps                   900bps                   333bps            Decrease

Municipal                      227bps                   344bps                   254bps            Decrease

RMBS                            54bps                 1,689bps                   379bps            Decrease

                                   --%                      12%                       2%           Decrease   (4)
                                    1%                      24%                       8%           Decrease
                                   --%                     100%                      80%           Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            AS OF DECEMBER 31, 2013

                                            PREDOMINANT
                                             VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES   FAIR VALUE          METHOD                 INPUT
-------------------------------------------------------------------------------------
Interest rate derivative
                                          Discounted cash       Swap curve beyond 30
 Interest rate swaps           (24)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 72          Option model           Equity volatility
                                          Discounted cash
 Customized swaps               74             flows               Equity volatility
U.S. macro hedge program
 Equity options                139          Option model           Equity volatility
International hedging
 program (2)
 Equity options                (66)         Option model           Equity volatility
 Short interest rate
  swaptions                    (12)         Option model     Interest rate volatility
 Long interest rate
  swaptions                     48          Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM             MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Interest rate derivative

 Interest rate swaps             4%                  4%           Increase
U.S. GMWB hedging
 instruments
 Equity options                 21%                 29%           Increase

 Customized swaps               10%                 50%           Increase
U.S. macro hedge program
 Equity options                 24%                 31%           Increase
International hedging
 program (2)
 Equity options                 29%                 37%           Increase
 Short interest rate
  swaptions                     --%                  1%           Decrease
 Long interest rate
  swaptions                      1%                  1%           Increase

                            AS OF DECEMBER 31, 2012

                                             PREDOMINANT
                                              VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES    FAIR VALUE          METHOD                 INPUT
--------------------------------------------------------------------------------------
Equity derivatives
 Equity options                  45          Option model           Equity volatility
Interest rate derivative
                                           Discounted cash       Swap curve beyond 30
 Interest rate swaps            (57)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 281          Option model           Equity volatility
                                           Discounted cash
 Customized swaps               238             flows               Equity volatility
U.S. macro hedge program
 Equity options                 286          Option model           Equity volatility
International hedging
 program
 Equity options                  44          Option model           Equity volatility
 Long interest rate            (119)         Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                  IMPACT OF
                                                              INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM              MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Equity derivatives
 Equity options                13.0%                 24%           Increase
Interest rate derivative

 Interest rate swaps            2.8%                2.8%           Increase
U.S. GMWB hedging
 instruments
 Equity options                  10%                 31%           Increase

 Customized swaps                10%                 50%           Increase
U.S. macro hedge program
 Equity options                  24%                 43%           Increase
International hedging
 program
 Equity options                  22%                 33%           Increase
 Long interest rate              --%                  1%           Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

(2) Level 3 international program hedging instruments excludes those for which the Company bases fair value on broker quotations.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2013, no significant adjustments were made by the Company to broker prices received.

As of December 31, 2013 and December 31, 2012, excluded from the tables above are limited partnerships and other alternative investments which total $54 and $150, respectively, of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company formerly offered and subsequently reinsured certain variable annuity products with GMWB riders in the U.S. The Company has also assumed, through reinsurance from HLIKK, GMIB, GMWB and GMAB riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2013, 2012 and 2011, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $492, $499 and $(156), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $28, $76 and $13 for the years ended December 31, 2013, 2012 and 2011. As of December 31, 2013 and 2012 the behavior risk margin was $32 and $77, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $11, $29 and $(18) for the years ended December 31, 2013, 2012 and 2011, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                      UNOBSERVABLE INPUTS
                                                                                       IMPACT OF INCREASE IN INPUT
                                                                                              ON FAIR VALUE
                                              MINIMUM              MAXIMUM                   MEASUREMENT (1)
---------------------------------------------------------------------------------------------------------------------
SIGNIFICANT UNOBSERVABLE INPUT
Withdrawal Utilization (2)                       20%                  100%                        Increase
Withdrawal Rates (2)                              0%                    8%                        Increase
Annuitization utilization (3)                     0%                  100%                        Increase
Lapse Rates (4)                                   0%                   75%                        Decrease
Reset Elections (5)                              20%                   75%                        Increase
Equity Volatility (6)                            10%                   50%                        Increase
                                                ---                  ----                       ----------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2013 and 2012, for the financial instruments classified as Level 3.

                                                      FIXED MATURITIES, AFS

                                  ABS           CDOS               CMBS             CORPORATE
------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2013                             $238           $723               $532              $1,340
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)    (12)            18                (14)                  6
 Included in OCI (3)                32            110                 53                  (4)
Purchases                           25             37                 37                  75
Settlements                         (6)          (113)               (89)               (112)
Sales                             (127)          (341)              (152)               (333)
Transfers into Level 3 (4)           3             23                 36                  99
Transfers out of Level 3 (4)       (45)           (29)               (43)               (281)
                                 -----          -----              -----              ------
  FAIR VALUE AS OF DECEMBER 31,
                           2013   $108           $428               $360                $790
                                 -----          -----              -----              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)         $(7)          $ --                $(2)                $(7)
                                 -----          -----              -----              ------

                                        FIXED MATURITIES, AFS
                                       FOREIGN
                                     GOVT./GOVT.
                                       AGENCIES          MUNICIPAL
-------------------------------  -----------------------------------
ASSETS
Fair value as of January 1,
 2013                                     $34               $169
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)            (1)                --
 Included in OCI (3)                       (3)               (10)
Purchases                                  27                 --
Settlements                                (4)                --
Sales                                     (13)              (110)
Transfers into Level 3 (4)                 --                 --
Transfers out of Level 3 (4)               (2)                --
                                         ----              -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013           $38                $49
                                         ----              -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)               $ --               $ --
                                         ----              -----

                                      FIXED MATURITIES, AFS
                                                   TOTAL FIXED        FIXED
                                                   MATURITIES,     MATURITIES,
                                      RMBS             AFS             FVO
-------------------------------  ----------------------------------------------
ASSETS
Fair value as of January 1,
 2013                                $1,133           $4,169           $199
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)          39               36             61
 Included in OCI (3)                     42              220             --
Purchases                                74              275             14
Settlements                            (134)            (458)            (2)
Sales                                  (355)          (1,431)           (94)
Transfers into Level 3 (4)               --              161              3
Transfers out of Level 3 (4)             (1)            (401)            (3)
                                     ------          -------          -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013        $798           $2,571           $178
                                     ------          -------          -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)              $(1)            $(17)           $44
                                     ------          -------          -----

                                                                FREESTANDING DERIVATIVES (5)

                                           EQUITY
                                        SECURITIES,                                         INTEREST
                                            AFS         CREDIT             EQUITY             RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013             $55           $4                $45               $(57)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)              (10)          (1)               (26)                 7
 Included in OCI (3)                           6           --                 --                 --
Purchases                                      7           --                  1                 --
Settlements                                   --           (1)                (7)                --
Sales                                         (2)          --                 --                 --
Transfers into Level 3 (4)                    --           --                 --                 --
Transfers out of Level 3 (4)                  (5)          --                (11)                26
                                            ----          ---               ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013       $51           $2                 $2               $(24)
                                            ----          ---               ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                   $(9)         $(1)              $(15)                $2
                                            ----          ---               ----              -----

                                                     FREESTANDING DERIVATIVES (5)
                                                                   U.S.
                                                U.S.               MACRO              INTL.
                                                GMWB               HEDGE             PROGRAM
                                               HEDGING            PROGRAM            HEDGING
--------------------------------------  -------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                 $519               $286               $(75)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                  (372)              (191)                24
 Included in OCI (3)                               --                 --                 --
Purchases                                          --                 44                (25)
Settlements                                        (4)                --                 (9)
Sales                                              --                 --                 --
Transfers into Level 3 (4)                         --                 --                 (8)
Transfers out of Level 3 (4)                        3                 --                 32
                                                -----              -----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013           $146               $139               $(61)
                                                -----              -----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $(390)             $(187)             $(170)
                                                -----              -----              -----

                                           FREESTANDING DERIVATIVES (5)

                                               OTHER           TOTAL FREE-
                                              CONTRACT          STANDING
                                            DERIVATIVES        DERIVATIVES
--------------------------------------  -----------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                $ --               $722
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   --               (559)
 Included in OCI (3)                              --                 --
Purchases                                         --                 20
Settlements                                       --                (21)
Sales                                                                --
Transfers into Level 3 (4)                       (20)               (28)
Transfers out of Level 3 (4)                      20                 70
                                                ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013          $ --               $204
                                                ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $ --              $(761)
                                                ----              -----

                                                                       REINSURANCE
                                                                  RECOVERABLE FOR U.S.
                                                                          GMWB
                                           LIMITED PARTNERSHIPS         AND JAPAN
                                          AND OTHER ALTERNATIVE        GMWB, GMIB,          SEPARATE
                                               INVESTMENTS            AND GMAB (6)          ACCOUNTS
--------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2013                     $150                 $1,081               $583
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                        (5)                (1,856)                23
 Included in OCI (3)                                   --                     --                 --
Purchases                                              64                     --                250
Settlements                                            --                    310                 (2)
Sales                                                  (9)                    --                (88)
Transfers into Level 3 (4)                             --                     --                 45
Transfers out of Level 3 (4)                         (146)                    --                (74)
                                                ---------                -------              -----
      FAIR VALUE AS OF DECEMBER 31, 2013              $54                  $(465)              $737
                                                ---------                -------              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                            $(5)               $(1,856)               $21
                                                ---------                -------              -----

                                                   OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                             GUARANTEED                                   TOTAL OTHER
                                               LIVING            EQUITY LINKED         POLICYHOLDER FUNDS      CONSUMER
                                            BENEFITS (7)             NOTES             AND BENEFITS PAYAB        NOTES
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1, 2013               $(3,119)                $(8)                  $(3,127)              $(2)
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                 2,653                  (10)                   2,643                 --
 Included in OCI (3)                               --                   --                       --                 --
Settlements (8)                                  (110)                  --                     (110)                --
      FAIR VALUE AS OF DECEMBER 31, 2013        $(576)                $(18)                   $(594)               $(2)
                                               ------                 ----                   ------              -----
Changes in unrealized gains (losses)
 included in net income related
 to financial instruments still held at
 December 31, 2013 (2),(7)                     $2,653                 $(10)                  $2,643               $ --
                                               ------                 ----                   ------              -----

The tables below provide a fair value roll forward for the year ended December 31, 2012 for the financial instruments classified as Level 3.

                                                                     FIXED MATURITIES, AFS

                                                                                                                 FOREIGN
                                ABS             CDOS                  CMBS                CORPORATE            GOVT./GOVT.
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                           $317             $328                  $348                 $1,497                  $37
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                         (2)             (19)                  (41)                     2                   --
 Included in OCI (3)              45              134                    89                    (38)                   1
Purchases                         18               --                    18                    169                    9
Settlements                      (58)             (36)                 (111)                   (98)                  (4)
Sales                            (34)              (1)                 (109)                   (74)                 (11)
Transfers into Level 3 (4)        12              317                   422                    538                    2
Transfers out of Level 3 (4)     (60)              --                   (84)                  (656)                  --
                               -----            -----                 -----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012   $238             $723                  $532                 $1,340                  $34
                               -----            -----                 -----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)       $(1)            $(11)                 $(17)                   $(7)                $ --
                               -----            -----                 -----                 ------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                                $382              $933             $3,842             $484
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                              (5)              (68)              (133)             106
 Included in OCI (3)                   34               298                563               --
Purchases                             174               289                677                1
Settlements                            --              (125)              (432)              (1)
Sales                                 (91)             (173)              (493)            (391)
Transfers into Level 3 (4)             --                 2              1,293               --
Transfers out of Level 3 (4)         (325)              (23)            (1,148)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $169            $1,133             $4,169             $199
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)            $(5)             $(11)              $(52)             $(7)
                                    -----            ------            -------            -----

                                                                     FREESTANDING DERIVATIVES (5)

                                        EQUITY
                                     SECURITIES,                                                  INTEREST
                                         AFS            CREDIT                EQUITY                RATE
------------------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                     $56            $(489)                 $36                 $(91)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   3              155                  (32)                   2
 Included in OCI (3)                       (3)              --                   --                   --
Purchases                                  11               --                   57                    1
Settlements                                --              338                  (16)                  --
Sales                                     (12)              --                   --                   --
Transfers out of Level 3 (4)               --               --                   --                   31
                                         ----            -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012             $55               $4                  $45                 $(57)
                                         ----            -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)                 $2             $126                  $(8)                 $(1)
                                         ----            -----                 ----                 ----

                                                          FREESTANDING DERIVATIVES (5)
                                                          U.S.
                                    U.S.                  MACRO                INTL.               TOTAL FREE-
                                    GMWB                  HEDGE               PROGRAM               STANDING
                                   HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  ----------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                $883                  $357                 $(35)                  $661
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (431)                 (323)                 (83)                  (712)
 Included in OCI (3)                   --                    --                   --                     --
Purchases                              56                   252                  (60)                   306
Settlements                           (12)                   --                   95                    405
Sales                                  --                    --                   --                     --
Transfers out of Level 3 (4)           23                    --                    8                     62
                                    -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $519                  $286                 $(75)                  $722
                                    -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)          $(425)                $(322)                $(85)                 $(715)
                                    -----                 -----                 ----                  -----

                                                                        REINSURANCE
                                                                   RECOVERABLE FOR U.S.
                                                                           GMWB
                                           LIMITED PARTNERSHIPS          AND JAPAN
                                           AND OTHER ALTERNATIVE        GMWB, GMIB,           SEPARATE
                                                INVESTMENTS          AND GMAB (6),(9)         ACCOUNTS
----------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                    $ --                   $3,073              $1,031
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                      (11)                  (2,373)                 37
 Included in OCI (3)                                  --                       --                  --
Purchases                                             26                       --                 252
Settlements                                           --                      381                  (1)
Sales                                                 --                       --                (476)
Transfers into Level 3 (4)                           135                       --                 443
Transfers out of Level 3 (4)                          --                       --                (703)
                                                   -----                  -------              ------
      FAIR VALUE AS OF DECEMBER 31, 2012            $150                   $1,081                $583
                                                   -----                  -------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(11)                 $(2,373)                $28
                                                   -----                  -------              ------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                      TOTAL OTHER
                                    LIVING              EQUITY LINKED         POLICYHOLDER FUNDS        OTHER         CONSUMER
                               BENEFITS (7),(9)             NOTES            AND BENEFITS PAYABLE    LIABILITIES        NOTES
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2012                               $(5,776)                 $(9)                   $(5,785)              $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,920                    1                      2,921               (34)             2
 Included in OCI (3)                     --                   --                         --                --             --
Settlements (8)                        (263)                  --                       (263)               43             --
                                   --------                  ---                    -------              ----            ---
   FAIR VALUE AS OF DECEMBER
                    31, 2012        $(3,119)                 $(8)                   $(3,127)             $ --            $(2)
                                   --------                  ---                    -------              ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,920                   $1                     $2,921              $ --             $2
                                   --------                  ---                    -------              ----            ---

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $495 and $900 as of December 31, 2013 and 2012, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

(9) In 2012, ($231) and $264 were inappropriately presented as Included in OCI within the Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB and Guaranteed Living Benefits, respectively. Amounts have been rescheduled to Included in Net Income. This change in presentation of this disclosure had no impact on the Company's net income or OCI.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities for which the FVO was elected in order to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company also elected the fair value option for certain consolidated VIE investment funds. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with accounting requirement for investment companies. The investment funds primarily hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                    2013              2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                           $(12)              $9
  CRE CDOs                                              14               64
  CMBS                                                  --               (2)
  Foreign government                                  (112)             (88)
  RMBS                                                  --                5
OTHER LIABILITIES
 Credit-linked notes                                    --              (34)
                                                   -------            -----
            TOTAL REALIZED CAPITAL GAINS (LOSSES)    $(110)            $(46)
                                                   -------            -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          DECEMBER 31,          DECEMBER 31,
                                              2013                  2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                            $3                   $ --
  Corporate                                      84                    108
  CRE CDOs                                      167                    193
  CMBS                                            8                      4
  Foreign government                            494                    699
  Municipals                                      1                      1
  RMBS                                            9                      3
  U.S. government                                25                      2
                                             ------               --------
         TOTAL FIXED MATURITIES, FVO           $791                 $1,010
                                             ------               --------

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2013 and December 31, 2012 were as follows:

                                                                           DECEMBER 31, 2013              DECEMBER 31, 2012
                                                     FAIR VALUE
                                                     HIERARCHY           CARRYING            FAIR       CARRYING            FAIR
                                                       LEVEL              AMOUNT            VALUE        AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                          Level 3             1,416             1,476        1,951             2,112
 Mortgage loans                                        Level 3             3,470             3,519        4,935             5,109
                                                      --------            ------            ------       ------            ------
LIABILITIES
 Other policyholder funds and benefits payable
  (1)                                                  Level 3             8,955             9,153        9,318             9,668
 Consumer notes (2)                                    Level 3                82                82          159               159
                                                      --------            ------            ------       ------            ------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2013 or December 31, 2012.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Fixed maturities (1)                        $1,253              $1,953              $1,927
Equity securities, AFS                           8                  11                  10
Mortgage loans                                 172                 248                 206
Policy loans                                    82                 116                 128
Limited partnerships and other                 119                  85                 143
 alternative investments
Other investments (2)                          123                 199                 231
Investment expenses                            (76)                (77)                (73)
                                          --------            --------            --------
          TOTAL SECURITIES AFS AND OTHER     1,681               2,535               2,572
Equity securities, trading                       2                   1                  --
                                          --------            --------            --------
             TOTAL NET INVESTMENT INCOME    $1,683              $2,536              $2,572
                                          --------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.

The net unrealized gain on equity securities, trading, included in net investment income during the years ended December 31, 2013, 2012 and 2011, was $1, $0 and $1, respectively. These amounts were not included in net unrealized gains (losses) in the accompanying Consolidated Balance Sheets.

NET REALIZED CAPITAL GAINS (LOSSES)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
----------------------------------------------------------------------------------------------
Gross gains on sales (1)                    $2,196                 $478              $400
Gross losses on sales                         (700)                (278)             (200)
Net OTTI losses recognized in earnings         (45)                (255)             (125)
 (2)
Valuation allowances on mortgage loans          (1)                   4                25
Japanese fixed annuity contract hedges,          6                  (36)                3
 net (3)
Periodic net coupon settlements on              (3)                  (8)               --
 credit derivatives/Japan
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                    262                  519              (397)
 U.S. macro hedge program                     (234)                (340)             (216)
                                          --------            ---------            ------
 Total U.S. program                             28                  179              (613)
International Program (4)                     (963)              (1,145)              639
                                          --------            ---------            ------
Total results of variable annuity hedge       (935)                (966)               26
 program
GMIB/GMAB/GMWB reinsurance                   1,107                1,233              (326)
Coinsurance and modified coinsurance        (1,405)              (1,901)              375
 reinsurance contracts
Other, net (5)                                 106                  248              (255)
                                          --------            ---------            ------
    NET REALIZED CAPITAL GAINS (LOSSES),      $326              $(1,481)             $(77)
                              BEFORE-TAX
                                          --------            ---------            ------

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

(2) Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.

(3) Includes for the years ended December 31, 2013, 2012 and 2011, transactional foreign currency re-valuation related to the Japan fixed annuity product of $324, $245, and $(129) , respectively, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $(318), $(281), and $132, respectively.

(4) Includes $(55), $(66), and $0 of transactional foreign currency re-valuation for the years ended December 31, 2013, 2012 and 2011, respectively.

(5) For the years ended December 31, 2013 , 2012 and 2011, other, net gains and losses includes $295, $205 and $(119), respectively, of transactional foreign currency re-valuation primarily associated with the internal reinsurance of the Japan variable annuity business, of which a portion is offset within realized gains and losses by the change in value of the associated hedging derivatives. Also includes $71 and $110 of gains relating to Retirement Plans and Individual Life businesses sold for the years ended December 31, 2013 and 2012, respectively, as well as changes in value of non-qualifying derivatives.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $ 1.4 billion, $(55) and $75 for the years ended December 31, 2013 , 2012 and 2011, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2013           2012           2011
-------------------------------------------------------------------------------------
Fixed maturities, AFS
  Sale proceeds                            $19,190        $23,555        $19,861
  Gross gains (1)                            1,867            521            354
  Gross losses                                (421)          (270)          (205)
Equity securities, AFS
  Sale proceeds                                $81           $133           $147
  Gross gains                                  254             15             50
  Gross losses                                (263)            (5)            --

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013.

Sales of AFS securities in 2013 were primarily as a result of management of duration and liquidity as well as progress towards sector allocation objectives.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2013 , 2012 and 2011.

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                               2012
                                           2013            (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Balance, beginning of period                $(813)            $(1,319)             $(1,598)
Additions for credit impairments
 recognized on (1):
 Securities not previously impaired           (14)                (27)                 (41)
 Securities previously impaired                (4)                (15)                 (47)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were sold
  during the period                           403                 543                  358
 Securities due to an increase in
  expected cash flows                          17                   5                    9
 Securities the Company made the
  decision to sell or more likely than
  not will be required to sell                  1                  --                 $ --
                                          -------            --------            ---------
                  BALANCE, END OF PERIOD    $(410)              $(813)             $(1,319)
                                          -------            --------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                          DECEMBER 31, 2013
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
---------------------------------------------------------------------------------------------------------------------------------
ABS                                      $1,172                 $13               $(56)              $1,129               $(2)
CDOs (2)                                  1,392                  98                (41)               1,448                --
CMBS                                      2,275                 106                (34)               2,347                (3)
Corporate                                15,913               1,196               (192)              16,917                (6)
Foreign govt./ govt.agencies              1,267                  27               (117)               1,177                --
Municipal                                   988                  26                (49)                 965                --
RMBS                                      2,419                  60                (48)               2,431                (3)
U.S. Treasuries                           1,762                   1                (14)               1,749                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       27,188               1,527               (551)              28,163               (14)
Equity securities, AFS                      362                  35                (25)                 372                --
          TOTAL AFS SECURITIES (3)      $27,550              $1,562              $(576)             $28,535              $(14)
                                        -------              ------              -----              -------              ----

                                                                          DECEMBER 31, 2012
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
----------------------------------  ---------------------------------------------------------------------------------------------
ABS                                      $1,807                 $38              $(172)              $1,673               $(4)
CDOs (2)                                  2,236                  61               (117)               2,160                (4)
CMBS                                      3,757                 262               (107)               3,912                (7)
Corporate                                27,774               3,426               (221)              30,979               (19)
Foreign govt./ govt.agencies              1,369                 120                (29)               1,460                --
Municipal                                 1,808                 204                (14)               1,998                --
RMBS                                      4,590                 196               (115)               4,671               (28)
U.S. Treasuries                           2,412                 151                (12)               2,551                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)              49,404               (62)
Equity securities, AFS                      408                  28                (36)                 400                --
          TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)             $49,804              $(62)
                                        -------              ------              -----              -------              ----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) As of December 31, 2012 Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2013
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
CONTRACTUAL MATURITY
One year or less                          $1,615                     $1,639
Over one year through five
 years                                     5,328                      5,535
Over five years through ten
 years                                     4,319                      4,481
Over ten years                             8,668                      9,153
                                       ---------                  ---------
Subtotal                                  19,930                     20,808
Mortgage-backed and
 asset-backed securities                   7,258                      7,355
                                       ---------                  ---------
    TOTAL FIXED MATURITIES, AFS          $27,188                    $28,163
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies, was the Government of Japan which represents $853 or 10% of stockholders' equity, and 2% of total invested assets as of December 31, 2013 . As of December 31, 2012, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2013, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, JPMorgan Chase & Co. and Goldman Sachs Group Inc. which each comprised less than 3% of total invested assets. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2013 were utilities, financial services, and commercial real estate which comprised approximately 9%, 8% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                DECEMBER 31, 2013
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
----------------------------------------------------------------------------------
ABS                                   $288              $286              $(2)
CDOs (1)                                64                63               (1)
CMBS                                   437               423              (14)
Corporate                            2,449             2,360              (89)
Foreign govt./govt.agencies            542               501              (41)
Municipal                              508               475              (33)
RMBS                                   922               909              (13)
U.S. Treasuries                      1,456             1,442              (14)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        6,666             6,459             (207)
Equity securities, AFS                  77                73               (4)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION       $6,743            $6,532            $(211)
                                    ------            ------            -----

                                                  DECEMBER 31, 2013
                                                     12 MONTHS OR MORE
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
-----------------------------  --------------------------------------------------------
ABS                                        $418              $364             $(54)
CDOs (1)                                  1,185             1,144              (40)
CMBS                                        392               372              (20)
Corporate                                   799               696             (103)
Foreign govt./govt.agencies                 303               227              (76)
Municipal                                    99                83              (16)
RMBS                                        475               440              (35)
U.S. Treasuries                              --                --               --
                                         ------            ------            -----
  TOTAL FIXED MATURITIES, AFS             3,671             3,326             (344)
Equity securities, AFS                      135               114              (21)
                                         ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $3,806            $3,440            $(365)
                                         ------            ------            -----

                                                   DECEMBER 31, 2013
                                                           TOTAL
                                        AMORTIZED            FAIR          UNREALIZED
                                          COST              VALUE            LOSSES
-----------------------------  ---------------------------------------------------------
ABS                                         $706              $650             $(56)
CDOs (1)                                   1,249             1,207              (41)
CMBS                                         829               795              (34)
Corporate                                  3,248             3,056             (192)
Foreign govt./govt.agencies                  845               728             (117)
Municipal                                    607               558              (49)
RMBS                                       1,397             1,349              (48)
U.S. Treasuries                            1,456             1,442              (14)
                                         -------            ------            -----
  TOTAL FIXED MATURITIES, AFS             10,337             9,785             (551)
Equity securities, AFS                       212               187              (25)
                                         -------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $10,549            $9,972            $(576)
                                         -------            ------            -----

                                                    DECEMBER 31, 2012
                                                   LESS THAN 12 MONTHS
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
--------------------------------------------------------------------------------------
ABS                                         $77               $76             $(1)
CDOs (1)                                      5                 5              --
CMBS                                        192               179             (13)
Corporate (1)                               614               578             (36)
Foreign govt./govt.agencies                 318               290             (28)
Municipal                                    65                62              (3)
RMBS                                        322               321              (1)
U.S. Treasuries                             384               372             (12)
                                         ------            ------            ----
       TOTAL FIXED MATURITIES, AFS        1,977             1,883             (94)
Equity securities, AFS                        9                 9              --
                                         ------            ------            ----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION       $1,986            $1,892            $(94)
                                         ------            ------            ----

                                                       DECEMBER 31, 2012
                                                          12 MONTHS OR MORE
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $787              $616            $(171)
CDOs (1)                                       1,640             1,515             (117)
CMBS                                             795               701              (94)
Corporate (1)                                  1,339             1,154             (185)
Foreign govt./govt.agencies                        7                 6               (1)
Municipal                                         98                87              (11)
RMBS                                             750               636             (114)
U.S. Treasuries                                   --                --               --
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             5,416             4,715             (693)
Equity securities, AFS                           172               136              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $5,588            $4,851            $(729)
                                              ------            ------            -----

                                                       DECEMBER 31, 2012
                                                                TOTAL
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $864              $692            $(172)
CDOs (1)                                       1,645             1,520             (117)
CMBS                                             987               880             (107)
Corporate (1)                                  1,953             1,732             (221)
Foreign govt./govt.agencies                      325               296              (29)
Municipal                                        163               149              (14)
RMBS                                           1,072               957             (115)
U.S. Treasuries                                  384               372              (12)
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             7,393             6,598             (787)
Equity securities, AFS                           181               145              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $7,574            $6,743            $(823)
                                              ------            ------            -----

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2013, AFS securities in an unrealized loss position, comprised of 1,007 securities, primarily related to corporate securities and foreign government and government agencies, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 89% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2013 was primarily attributable to realized capital losses as a result of portfolio management activity, partially offset by an increase in interest rates.

Most of the securities depressed for twelve months or more relate to certain floating rate corporate securities with greater than 10 years to maturity concentrated in the financial services sector, foreign government and government agencies, as well as structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the economic and market uncertainties regarding future performance of certain commercial and residential real estate backed securities. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                               DECEMBER 31, 2013
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
-------------------------------------------------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $3,482                  $(12)                 $3,470
                                             -------                 -----                 -------

                                                               DECEMBER 31, 2012
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
--------------------------------------  ---------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $4,949                  $(14)                 $4,935
                                             -------                 -----                 -------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) As of December 31, 2012 includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

As of December 31, 2013 and 2012, the carrying value of mortgage loans associated with the valuation allowance was $86 and $189, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $53 and $3, respectively, as of December 31, 2013 and $47 and $3, respectively, as of December 31, 2012. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2013, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                              FOR THE YEARS ENDED
                                                                 DECEMBER 31,
                                               2013                  2012                  2011
-----------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (14)                $ (23)                $ (62)
(Additions)/Reversals                             (2)                    4                    25
Deductions                                         4                     5                    14
                                               -----                 -----                 -----
BALANCE AS OF DECEMBER 31                       $(12)                 $(14)                 $(23)
                                               -----                 -----                 -----

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 57% as of December 31, 2013, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.23x as of December 31, 2013. As of December 31, 2013, the Company held no delinquent commercial mortgage loans past due by 90 days or more. The Company held only one delinquent commercial mortgage loan past due by 90 days or more as of December 31, 2012. The carrying value and valuation allowance of this loan totaled $32 and $0, respectively, and was not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2013                                DECEMBER 31, 2012
                                      CARRYING                                         CARRYING
                                       VALUE                AVG. DEBT-SERVICE           VALUE                AVG. DEBT-SERVICE
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                           $35                     1.15x                   $137                     0.89x
65% - 80%                                  777                     1.94x                  1,717                     2.27x
Less than 65%                            2,658                     2.34x                  3,081                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $3,470                     2.23X                 $4,935                     2.34X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
East North Central                        $79                   2.3%                $97                   2.0%
Middle Atlantic                           255                   7.3%                370                   7.5%
Mountain                                   40                   1.2%                 62                   1.3%
New England                               163                   4.7%                231                   4.7%
Pacific                                 1,019                  29.4%              1,504                  30.5%
South Atlantic                            548                  15.8%              1,012                  20.5%
West North Central                         17                   0.5%                 16                   0.3%
West South Central                        144                   4.1%                234                   4.7%
Other (1)                               1,205                  34.7%              1,409                  28.5%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                             $93                   2.7%               $109                   2.2%
 Industrial                             1,182                  34.1%              1,519                  30.8%
 Lodging                                   27                   0.8%                 81                   1.6%
 Multifamily                              576                  16.6%                869                  17.6%
 Office                                   723                  20.8%              1,120                  22.7%
 Retail                                   745                  21.5%              1,047                  21.2%
 Other                                    124                   3.5%                190                   3.9%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities, as well as a means of accessing capital through a contingent capital facility. For further information on the facility, see Note 10 -- Debt of Notes to Consolidated Financial Statements.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

                                                     DECEMBER 31, 2013
                                                                                 MAXIMUM
                                    TOTAL                  TOTAL               EXPOSURE TO
                                    ASSETS            LIABILITIES (1)            LOSS (2)
---------------------------------------------------------------------------------------------
CDOs (3)                               $12                   $13                    $ --
Investment funds (4)                   134                    20                     119
Limited partnerships                     4                     2                       2
                                    ------                  ----                  ------
                        TOTAL         $150                   $35                    $121
                                    ------                  ----                  ------

                                                      DECEMBER 31, 2012
                                                                                   MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDOs (3)                               $89                     $88                      $7
Investment funds (4)                   132                      20                     110
Limited partnerships                     6                       3                       3
                                    ------                  ------                  ------
                        TOTAL         $227                    $111                    $120
                                    ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company' s investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2013 and 2012. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

REPURCHASE AND DOLLAR ROLL AGREEMENTS AND OTHER COLLATERAL TRANSACTIONS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to set off claims and apply securities held by them in respect of their obligations in the event of a default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the Company reported financial collateral pledged relating to repurchase agreements of $923 in fixed maturities, AFS on the Consolidated Balance sheets. The Company reported a corresponding obligation to repurchase these securities of $923 in other liabilities on the Consolidated Balance sheets. With respect to dollar roll transactions, the Company reported financial collateral pledged with a fair value of $692 in fixed maturities, AFS with a corresponding obligation to repurchase $692 reported in other liabilities, as of December 31, 2012.

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2013 and 2012 the fair value of securities on deposit was approximately $13 and $14, respectively.

Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.

EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2013 is limited to the total carrying value of $0.9 billion. In addition, the Company has outstanding commitments totaling approximately $223, to fund limited partnership and other alternative investments as of December 31, 2013. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2013, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $77.2 billion and $75.3 billion as of December 31, 2013 and 2012, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $10.7 billion and $9.6 billion as of December 31, 2013 and 2012, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.8 billion, $0.9 billion and $1.2 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $7.1 billion, $6.5 billion, and $8.1 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. As of, and for the period ended, December 31, 2013, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities, or liabilities, denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company may use interest rate swaps, swaptions, caps, floors and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2013 and 2012 the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $5.1 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

The Company formerly offered certain variable annuity products with a guaranteed minimum income benefit ("GMIB") rider through a wholly-owned Japanese subsidiary. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company formerly offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company has entered into equity index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivatives") that has a notional value equal to the guaranteed remaining balance ("GRB"). The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives ("U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,         DECEMBER 31,               DECEMBER 31,
                                           2013                      2012                 2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,839                    $7,787                $74                       $238
Equity swaps, options, and futures           4,237                     5,130                 44                        267
Interest rate swaps and futures              6,615                     5,705                (77)                        67
                                         ---------                 ---------              -----                     ------
                             TOTAL         $18,691                   $18,622                $41                       $572
                                         ---------                 ---------              -----                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                     DECEMBER 31,               DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                         2013                       2012                  2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Equity options and swaps                  9,934                      7,442                  139                        286
                                       --------                   --------               ------                     ------
                          TOTAL          $9,934                     $7,442                 $139                       $286
                                       --------                   --------               ------                     ------

INTERNATIONAL PROGRAM

The Hartford formerly offered certain variable annuity products in Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company has reinsured certain of these GMWB and GMAB riders from an affiliate. See Note 13 -- Transactions with Affiliates for further discussion.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. During 2013, the Company expanded its hedging program to substantially reduce equity and foreign currency exchange risk. The program is primarily focused on the risks that have been reinsured to the Company's U.S. legal entities although certain hedges, predominantly options, are also held directly in HLIKK. The hedging derivatives collectively held in these entities are comprised of equity futures, options, swaps and currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan.

The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                    NOTIONAL AMOUNT                                   FAIR VALUE
                                         DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                             2013                      2012                 2013                     2012
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                              350                        350                 5                         28
Currency forwards (1)                         8,778                      9,327                24                        (87)
Currency options                              8,408                      9,710               (58)                       (49)
Equity futures                                  999                      1,206                --                         --
Equity options                                1,022                      2,621               (63)                      (105)
Equity swaps                                  3,830                      2,683               (95)                       (12)
Customized swaps                                 --                        899                --                        (11)
Interest rate futures                           566                        634                --                         --
Interest rate swaps and swaptions            33,072                     21,018               160                        131
                                           --------                  ---------              ----                    -------
                              TOTAL         $57,025                    $48,448              $(27)                     $(105)
                                           --------                  ---------              ----                    -------

(1) As of December 31, 2013 and 2012 net notional amounts are $(1.6) billion and $0.1 billion, respectively, which include $3.6 billion and $4.7 billion, respectively, related to long positions and $5.2 billion and $4.6 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

As a reinsurer, the Company assumes the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

As of December 31, 2013 the Company had approximately $1.3 billion of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business structured as a reinsurance transaction. The assets are held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amounts of the reinsurance contracts are the invested assets supporting the reinsured reserves and are carried at fair value.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The following table summarizes the balance sheet classification of the Company's derivative related fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The fair value amounts presented below do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. In addition, the tables below exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       Dec31,          Dec31,         Dec31,        Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE      2013            2012           2013          2012
------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                     $3,215          $3,863           $16          $167
 Foreign currency swaps                     143             163            (5)          (17)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      3,358           4,026            11           150
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,261             753           (24)          (55)
 Foreign currency swaps                      --              40            --            16
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES      1,261             793           (24)          (39)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              4,633          13,432          (368)         (363)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 118             182            (4)           (9)
  Japan 3Win foreign currency swaps       1,571           1,816          (354)         (127)
  Japanese fixed annuity hedging
   instruments                            1,436           1,652            (6)          224
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                        243           1,539            (4)           (5)
  Credit derivatives that assume
   credit risk (1)                        1,507           1,981            27            (8)
  Credit derivatives in offsetting
   positions                              3,501           5,341            (3)          (22)
 EQUITY CONTRACTS
  Equity index swaps and options            131             791            (2)           35
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       21,512          28,868           (36)       (1,249)
  U.S. GMWB reinsurance contracts         4,508           5,773            29           191
  U.S. GMWB hedging instruments          18,691          18,622            41           572
  U.S. macro hedge program                9,934           7,442           139           286
  International program product
   derivatives (2)                           --           1,876            --           (42)
  International program hedging
   instruments                           57,025          48,448           (27)         (105)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             11,999          18,287          (540)       (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts     29,423          44,985          (427)          890
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    166,232         201,035        (1,535)       (1,559)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $196            $416           $(1)         $(20)
 Other investments                       40,564          37,809           272           581
 Other liabilities                       62,590          67,765          (825)           38
 Consumer notes                               9              26            (2)           (2)
 Reinsurance recoverable                 33,931          47,430          (398)        1,081
 Other policyholder funds and
  benefits payable                       33,561          52,408          (594)       (3,126)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------

                                                 ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                    FAIR VALUE                                FAIR VALUE
                                          Dec 31,                Dec 31,            Dec31,                  Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE          2013                   2012              2013                    2012
------------------------------------  ----------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                          $49                   $167               $(33)                   $ --
 Foreign currency swaps                         2                      3                 (7)                    (20)
                                           ------                 ------            -------                 -------
              TOTAL CASH FLOW HEDGES           51                    170                (40)                    (20)
                                           ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                            2                     --                (26)                    (55)
 Foreign currency swaps                        --                     16                 --                      --
                                           ------                 ------            -------                 -------
             TOTAL FAIR VALUE HEDGES            2                     16                (26)                    (55)
                                           ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  123                    436               (491)                   (799)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     6                      5                (10)                    (14)
  Japan 3Win foreign currency swaps            --                     --               (354)                   (127)
  Japanese fixed annuity hedging
   instruments                                 88                    228                (94)                     (4)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                           --                      3                 (4)                     (8)
  Credit derivatives that assume
   credit risk (1)                             28                     17                 (1)                    (25)
  Credit derivatives in offsetting
   positions                                   35                     56                (38)                    (78)
 EQUITY CONTRACTS
  Equity index swaps and options               18                     45                (20)                    (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --                (36)                 (1,249)
  U.S. GMWB reinsurance contracts              29                    191                 --                      --
  U.S. GMWB hedging instruments               333                    743               (292)                   (171)
  U.S. macro hedge program                    178                    356                (39)                    (70)
  International program product
   derivatives (2)                             --                     --                 --                     (42)
  International program hedging
   instruments                                649                    657               (676)                   (762)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --               (540)                 (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts          383                  1,566               (810)                   (676)
                                           ------                 ------            -------                 -------
     TOTAL NON-QUALIFYING STRATEGIES        1,870                  4,303             (3,405)                 (5,862)
                                           ------                 ------            -------                 -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --                $(1)                   $(20)
 Other investments                            721                  1,049               (449)                   (468)
 Other liabilities                            789                  1,683             (1,614)                 (1,645)
 Consumer notes                                --                     --                 (2)                     (2)
 Reinsurance recoverable                      413                  1,757               (811)                   (676)
 Other policyholder funds and
  benefits payable                             --                     --               (594)                 (3,126)
                                           ------                 ------            -------                 -------
                   TOTAL DERIVATIVES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2012 was primarily due to the following:

- The decrease in notional amount of non-qualifying interest rate contracts primarily resulted from the termination of interest rate swaptions purchased during the third quarter of 2012 designed to hedge the interest rate risk of the securities being transferred related to the sale of the Retirement Plan business segment.

- The decrease in notional amount related to the U.S. GMWB product derivatives was primarily driven by product lapses and partial withdrawals.

- The decrease in notional amount related to the international program product derivatives was due to the GWMB embedded derivative disposed of as part of the sale of HLIL. For additional information on the sale agreement, refer to
    Note 2 -- Business Dispositions of Notes to Consolidated Financial
    Statements.

- The decrease in notional amount of coinsurance and modified coinsurance reinsurance contracts primarily resulted from policyholder surrender activity and the termination of embedded derivatives as part of Individual Life and Retirement Plans business dispositions. For additional information on the sale agreement, refer to Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

- The decrease in notional amount of GMAB, GMWB, and GMIB reinsurance contracts was primarily driven by policyholder surrender activity.

- The increase in notional amount related to the international program hedging instruments resulted from the Company expanding its hedging program related to international product program guarantees from the business reinsured from HLIKK in the first quarter of 2013.

CHANGE IN FAIR VALUE

The net decrease in the total fair value of derivative instruments since December 31, 2012 was primarily related to the following:

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The fair value related to the cash flow hedging interest rate swaps decreased primarily due to an increase in U.S. interest rates.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates, and volatility. For a discussion related to the reinsurance agreement refer to Note 13 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contracts as well as policyholder surrender activity. For a discussion related to the reinsurance agreement refer to
    Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The fair value associated with the international program hedging instruments decreased primarily due to an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The increase in fair value related to the combined U.S. GMWB hedging program, which includes the U.S. GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described above. Also included in the tables are financial collateral receivables and payables, which is contractually permitted to be offset upon an event of default, although is disallowed for offsetting under U.S. GAAP.

                            AS OF DECEMBER 31, 2013

                                         (I)                     (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
--------------------------------------------------------------------------------
DESCRIPTION
 Other investments                      $1,510                  $1,290
                                       -------                 -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $272                    $(52)
                                      ----                    ----

                                                 (IV)
                                  COLLATERAL DISALLOWED FOR OFFSET IN
                                  THE STATEMENT OF FINANCIAL POSITION   (V) = (III) - (IV)

                                         FINANCIAL COLLATERAL
                                             RECEIVED (4)                   NET AMOUNT
-------------------------------  ---------------------------------------------------------
DESCRIPTION
 Other investments                               $121                          $99
                                                 ----                          ---

                                         GROSS AMOUNTS OF         GROSS AMOUNTS
                                            RECOGNIZED      OFFSET IN THE STATEMENT OF     DERIVATIVE
                                           LIABILITIES          FINANCIAL POSITION      LIABILITIES (3)
--------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,063)                $(1,308)                $(825)
                                             --------                --------                ------

                                         ACCRUED INTEREST AND
                                           CASH COLLATERAL       FINANCIAL COLLATERAL
                                             PLEDGED (3)             PLEDGED (4)         NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                               $70                    $(826)               $71
                                                 ---                    -----                ---

                            AS OF DECEMBER 31, 2012

                                        (I)                      (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
---------------------------------------------------------------------------------
DESCRIPTION
 Other investments                     $2,732                   $2,238
                                       ------                  -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $581                    $(87)
                                      ----                    ----

                                                (IV)
                                 COLLATERAL DISALLOWED FOR OFFSET IN
                                 THE STATEMENT OF FINANCIAL POSITION  (V) = (III) - (IV)

                                        FINANCIAL COLLATERAL
                                            RECEIVED (4)                  NET AMOUNT
-------------------------------  -------------------------------------------------------
DESCRIPTION
 Other investments                              $490                          $4
                                                ----                         ---

                                         GROSS AMOUNTS OF           GROSS AMOUNTS
                                            RECOGNIZED        OFFSET IN THE STATEMENT OF      DERIVATIVE
                                            LIABILITIES           FINANCIAL POSITION        LIABILITIES (3)
------------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,113)                 $(1,759)                   $38
                                              -------                   ------                   ----

                                        ACCRUED INTEREST AND
                                           CASH COLLATERAL      FINANCIAL COLLATERAL
                                             PLEDGED (3)            PLEDGED (4)          NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                              $(392)                 $(300)               $(54)
                                                -----                  -----                ----

(1)  Included in other investments in the Company's Consolidated Balance Sheets.

(2) Included in other assets in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

(3) Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

(4) Excludes collateral associated with exchange-traded derivatives instruments.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2013              2012              2011
--------------------------------------------------------------------------
Interest rate swaps          $(158)             $26              $245
Foreign currency swaps          12              (18)               (5)
                           -------            -----            ------
                    TOTAL    $(146)              $8              $240
                           -------            -----            ------

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                           RECOGNIZED IN INCOME ON
                                       DERIVATIVE (INEFFECTIVE PORTION)
                                2013                 2012                 2011
-------------------------  --------------------------------------------------------
Interest rate swaps              $(2)                $ --                  $(2)
Foreign currency swaps            --                   --                   --
                                ----                 ----                 ----
                    TOTAL        $(2)                $ --                  $(2)
                                ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                                          2013         2012             2011
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                                  Net realized capital gains (losses)    $70          $85              $6
Interest rate swaps                                         Net investment income (loss)     57           97              77
Foreign currency swaps                               Net realized capital gains (losses)      4           (4)             (1)
                                                                                         ------       ------            ----
                                                                                  TOTAL    $131         $178             $82
                                                                                         ------       ------            ----

As of December 31, 2013, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $ 46. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows.

During the year ended December 31, 2013 , the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2012 , the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $ 91 which primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual Life and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2. For the year ended December 31, 2011, the Company had no net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                       2013                                       2012
                                                                HEDGED                                      HEDGED
                                         DERIVATIVE              ITEM               DERIVATIVE               ITEM
---------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)         $27                  $(24)                  $(3)                 $(3)
Foreign currency swaps
 Net realized capital gains (losses)           1                    (1)                   (7)                   7
 Benefits, losses and loss adjustment
  expenses                                    (2)                    2                    (6)                   6
                                             ---                 -----                 -----                 ----
                                 TOTAL       $26                  $(23)                 $(16)                 $10
                                             ---                 -----                 -----                 ----

                                        GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011
                                                                  HEDGED
                                          DERIVATIVE               ITEM
--------------------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(58)                 $54
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22
                                             -----                 ----
                                 TOTAL        $(81)                 $77
                                             -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                            DECEMBER 31,
                                                 2013            2012           2011
------------------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                           $(5)            $26          $20
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards                   4              10            1
 Japan 3Win foreign currency swaps (1)              (268)           (300)          31
 Japanese fixed annuity hedging instruments
  (2)                                               (207)           (178)         109
CREDIT CONTRACTS
 Credit derivatives that purchase credit
  protection                                         (20)            (19)          (8)
 Credit derivatives that assume credit risk           46             204         (141)
EQUITY CONTRACTS
 Equity index swaps and options                      (22)            (31)         (67)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives                     1,306           1,430         (780)
 U.S. GMWB reinsurance contracts                    (192)           (280)         131
 U.S. GMWB hedging instruments                      (852)           (631)         252
 U.S. macro hedge program                           (234)           (340)        (216)
 International program hedging instruments          (963)         (1,145)         639
OTHER
 GMAB, GMWB, and GMIB reinsurance contracts        1,107           1,233         (326)
 Coinsurance and modified coinsurance
  reinsurance contracts                           (1,405)         (1,901)         375
                                               ---------       ---------       ------
                                    TOTAL (3)    $(1,705)        $(1,922)         $20
                                               ---------       ---------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $250, $189 and $(100) for the years ended December 31, 2013, 2012 and 2011, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $324, $245 and $(129) for the years ended December 31, 2013, 2012, and 2011, respectively.

(3) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japanese fixed annuity hedging instruments and the Japan 3Win foreign currency swaps was primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The net loss on the U.S. macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates and a decline in equity volatility.

For the year ended December 31, 2012 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

Refer to Note 12 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2013 and 2012.

                            AS OF DECEMBER 31, 2013

                                                             WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR             YEARS TO
                        AMOUNT (2)          VALUE            MATURITY
--------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade
  risk exposure             $735               $6             2 years
 Below investment
  grade risk
  exposure                    24               --              1 year
Basket credit
 default swaps (4)
 Investment grade
  risk exposure            1,912               25             3 years
 Below investment
  grade risk
  exposure                    87                8             5 years
 Investment grade
  risk exposure              235               (5)            3 years
 Below investment
  grade risk
  exposure                   115              (18)            3 years
Embedded credit
 derivatives
 Investment grade
  risk exposure              150              145             3 years
                          ------            -----            --------
          TOTAL (5)       $3,258             $161
                          ------            -----


                               UNDERLYING REFERENCEDVERAGE          OFFSETTING
                              CREDIT OBLIGATION(S) (1)EDIT           NOTIONAL         OFFSETTING
                            TYPE                    RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade      Corporate Credit/
  risk exposure             Foreign Gov.                 A              $592              $(4)
 Below investment
  grade risk
  exposure              Corporate Credit               CCC                25               --
Basket credit
 default swaps (4)
 Investment grade
  risk exposure         Corporate Credit              BBB+               784              (10)
 Below investment
  grade risk
  exposure              Corporate Credit               BB-                --               --
 Investment grade
  risk exposure              CMBS Credit                 A               235                5
 Below investment
  grade risk
  exposure                   CMBS Credit                B-               115               18
Embedded credit
 derivatives
 Investment grade
  risk exposure         Corporate Credit              BBB+                --               --
                     -------------------            ------            ------             ----
          TOTAL (5)                                                   $1,751               $9
                                                                      ------             ----

                            AS OF DECEMBER 31, 2012

                                                                            UNDERLYING REFERENCED
                                                                           CREDIT OBLIGATION(S) (1)
                                                            WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR            YEARS TO
                        AMOUNT (2)          VALUE           MATURITY              TYPE
---------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade         $1,787               $8            3 years         Corporate Credit/
  risk exposure                                                                   Foreign Gov.
 Below investment            114               (1)            1 year          Corporate Credit
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade          2,074               11            2 years          Corporate Credit
  risk exposure
 Investment grade            237              (12)           4 years               CMBS Credit
  risk exposure
 Below investment            115              (27)           4 years               CMBS Credit
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade            325              296            4 years          Corporate Credit
  risk exposure
                          ------            -----            -------       -------------------
          TOTAL (5)       $4,652             $275
                          ------            -----

                     UNDERLYING REFERENCED
                   CREDIT OBLIGATION(S) (1)

                         AVERAGE          OFFSETTING
                          CREDIT           NOTIONAL         OFFSETTING
                          RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ----------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade              A              $878             $(19)
  risk exposure
 Below investment             B+               114               (3)
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade           BBB+             1,326               (6)
  risk exposure
 Investment grade              A               238               12
  risk exposure
 Below investment             B+               115               27
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade           BBB-                --               --
  risk exposure
                          ------            ------             ----
          TOTAL (5)                         $2,671              $11
                                            ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses going forward.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.3 billion and $2.4 billion as of December 31, 2013 and 2012, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

(5) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, the Company pledged securities collateral associated with derivative instruments with a fair value of $865 and $370, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a fair value of $290 and $179, respectively, as of December 31, 2013 and 2012 which have been included in short-term investments on the Consolidated Balance Sheets.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a fair value of $171 and $607, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $121 and $490, respectively, of which the Company has the ability to sell or repledge $117 and $348, respectively. As of December 31, 2013 and 2012, the fair value of repledged securities totaled $39 and $0, respectively, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

5.  REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company entered into two reinsurance transactions in connection with the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions of Notes to the Consolidated Financial Statements.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $915, $302, and $252 for the years ended

December 31, 2013, 2012, and 2011, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $71, $94, and $106 in December 31, 2013, 2012, and 2011, respectively. The Company ceded accident and health premiums to HLA of $152, $177, and $191, respectively.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $31, $58, and $61 in December 31, 2013, 2012, and 2011. For further information regarding the WRR reinsurance agreement, see Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

REINSURANCE RECOVERABLES

Life insurance product reinsurance recoverables represent loss and loss adjustment expense recoverable from a number of reinsurers. The Company's reinsurance recoverables are summarized as follows:

                                                              DECEMBER, 31
--------------------------------------------------------------------------------
REINSURANCE RECOVERABLES                                  2013            2012
                                                        ---------       --------
Future policy benefits and unpaid loss and loss
 adjustment expenses:
 Sold businesses (MassMutual and Prudential)              $18,969           $ --
 Other reinsurers                                             825          2,893
                                                        ---------       --------
                          NET REINSURANCE RECOVERABLES    $19,794         $2,893
                                                        ---------       --------

As of December 31, 2013, the Company has reinsurance recoverables of $9.5 billion each from MassMutual and Prudential. These reinsurance recoverables are secured by invested assets held in trust for the benefit of the Company in the event of a default by the reinsurers. As of December 31, 2013, the fair value of assets held in trust securing the reinsurance recoverables from MassMutual and Prudential were $9.5 billion and $7.1 billion, respectively. As of December 31, 2013, the net reinsurance recoverables from Prudential represents approximately 29% of the Company's consolidated stockholders' equity. As of December 31, 2013, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's consolidated stockholder's equity.

INSURANCE REVENUES

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                       2013           2012           2011
                                     --------       --------       --------
Gross fee income, earned premiums
 and other                             $3,502         $3,739         $4,147
Reinsurance assumed                        13              8             13
Reinsurance ceded                      (1,869)          (698)          (733)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $1,646         $3,049         $3,427
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                       2013                  2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                                            $ 3,072             $ 3,448                  $ 3,694
Deferred costs                                                               16                 329                      381
Amortization -- DAC                                                        (124)               (280)                    (290)
Amortization -- Unlock benefit (charge), pre-tax                           (104)                (44)                    (137)
Amortization -- DAC from discontinued operations                             --                 (35)                     (47)
Amortization -- DAC related to business dispositions (1),(2)             (2,229)                 --                       --
Adjustments to unrealized gains and losses on securities
 available-for-sale and other (3)                                            58                (346)                    (154)
Effect of currency translation                                               --                  --                        1
                                                                       --------            --------                 --------
                                               BALANCE, END OF PERIOD      $689              $3,072                   $3,448
                                                                       --------            --------                 --------

(1) Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

(2) Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.

(3) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products.

As of December 31, 2013, estimated future net amortization expense of present value of future profits for the succeeding five years is $5, $4, $4, $3 and $3 in 2014, 2015, 2016, 2017 and 2018 respectively.

7. GOODWILL

The reporting units of the Company for which goodwill was allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2013

During the first quarter of 2013, the Company completed the sale of its Retirement Plans business to Mass Mutual and its Individual Life business to Prudential. Accordingly, the carrying value of each reporting unit's goodwill of $87 and $163, respectively, was reduced and is included in reinsurance loss on disposition in the Company's Consolidated Statement of Operations. For further information on the disposition of the Retirement Plans and Individual Life businesses, see Note 2 --Business Dispositions of Notes to Consolidated Financial Statements.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter; however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 as of December 31, 2012.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                               UL SECONDARY
                                                GMDB            GUARANTEES
------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2013         $ 944               $ 363
Incurred                                          183                 294
Paid                                             (135)                 --
Unlock                                           (116)                  2
Impact of reinsurance transaction                  --               1,143
Currency translation adjustment                   (27)                 --
                                               ------            --------
LIABILITY BALANCE AS OF DECEMBER 31,
 2013                                            $849              $1,802
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2013                                $ 608                $ 21
Incurred                                          104                 296
Paid                                              (98)                 --
Unlock                                            (81)                 --
Impact of reinsurance transaction                  --               1,485
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2013                               $533              $1,802
                                               ------            --------

                                                            UL SECONDARY
                                            GMDB             GUARANTEES
---------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012    $ 1,158              $ 228
Incurred                                       228                113
Paid                                          (258)                --
Unlock                                        (181)                22
Currency translation adjustment                 (3)                --
                                          --------             ------
LIABILITY BALANCE AS OF DECEMBER 31,
 2012                                         $944               $363
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2012                             $ 724               $ 22
Incurred                                       121                 (1)
Paid                                          (121)                --
Unlock                                        (116)                --
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2012                            $608                $21
                                          --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2013:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                  RETAINED
                                             ACCOUNT         NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE           AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)       ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                      $19,638          $2,914               $178                   69
 With 5% rollup (2)                              1,610             232                 16                   69
 With Earnings Protection Benefit Rider          4,862             629                 19                   67
  ("EPB") (3)
 With 5% rollup & EPB                              588             119                  5                   70
                                           -----------        --------             ------                  ---
 Total MAV                                      26,698           3,894                218
Asset Protection Benefit (APB) (4)              18,579             277                 55                   68
Lifetime Income Benefit (LIB) -- Death             773               9                  2                   66
 Benefit (5)
Reset (6) (5-7 years)                            3,286              74                 34                   69
Return of Premium (7) /Other                    12,476              71                 17                   67
                                           -----------        --------             ------                  ---
                      SUBTOTAL U.S. GMDB      $ 61,812         $ 4,325              $ 326                   68
 Less: General Account Value with U.S.           4,349
  GMBD
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES        57,463
                               WITH GMDB
    Separate Account Liabilities without        83,411
                               U.S. GMDB
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $140,874
                                           -----------
JAPAN GMDB (10),(11)                          $ 12,659           $ 167               $ --                   69
JAPAN GMIB (10),(11)                           $12,456            $102               $ --                   69
                                           -----------        --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The GRB related to the Japan GMIB was $11.7 billion as of December 31, 2013. The GRB related to the Japan GMAB and GMWB was $304 as of December 31, 2013. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2013, 100% of NAR is reinsured to an affiliate. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

For a description of the Company's guaranteed living benefits that are accounted for at fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                DECEMBER 31, 2013          DECEMBER 31, 2012
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $52,858                    $58,208
 (including mutual funds)
Cash and cash equivalents               4,605                      6,940
                                    ---------                  ---------
                     TOTAL            $57,463                    $65,148
                                    ---------                  ---------

As of December 31, 2013 and December 31, 2012, approximately 17% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 84%, respectively, were invested in equity securities through these funds.

9.  SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
-------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD               $ 118        $ 186        $ 197
Sales inducements deferred                    --            4            6
Amortization -- Unlock                        (3)         (59)          (4)
Amortization charged to income                (8)         (13)         (13)
Amortization related to business             (71)          --           --
 dispositions (1)
                                          ------       ------       ------
BALANCE, END OF PERIOD                       $36         $118         $186
                                          ------       ------       ------

(1) Includes $22 and $49, related to sale of the Company's Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

10.  DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2014. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2013 and 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2013, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2013 rates, either consumer price index plus 102 to 247 basis points, or indexed to the S&P 500, Dow Jones Industrials, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $14 in 2014, $32 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2013, 2012 and 2011, interest credited to holders of consumer notes was $6, $10 and $15, respectively.

11.  INCOME TAX

Income (loss) from continuing operations before income taxes for the years ended December 31, 2013, 2012 and 2011 included income (loss) from domestic operations of $561, $531 and $(137) , respectively. There was no income (loss) from foreign operations for the years ended December 31, 2013, 2012 and 2011.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                          2013           2012          2011
----------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                     $(208)         $139         $(206)
                                          -------       -------       -------
Deferred -- U.S. Federal Excluding NOL        405           (94)           46
 Carryforward
 U.S. Net Operating Loss Carryforward        (148)           (9)         (163)
                                          -------       -------       -------
                          TOTAL DEFERRED      257          (103)         (117)
                                          -------       -------       -------
            INCOME TAX EXPENSE (BENEFIT)      $49           $36         $(323)
                                          -------       -------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                             AS OF DECEMBER 31,
                                            2013            2012
------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition          $163            $424
 costs
Investment-related items                      1,516           1,244
Insurance product derivatives                   742           1,092
NOL Carryover                                   377             225
Minimum tax credit                              327             355
Foreign tax credit carryover                     44              33
Capital loss carryover                           --               5
Other                                            71              65
                                          ---------       ---------
               TOTAL DEFERRED TAX ASSETS      3,240           3,443
 Valuation Allowance                             --             (53)
                                          ---------       ---------
                 NET DEFERRED TAX ASSETS      3,240           3,390
                                          ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy            (650)           (356)
 acquisition costs and reserves
Net unrealized gain on investments             (403)         (1,432)
Employee benefits                               (52)            (45)
Depreciable and amortizable assets              (25)             --
                                          ---------       ---------
          TOTAL DEFERRED TAX LIABILITIES     (1,130)         (1,833)
                                          ---------       ---------
                TOTAL DEFERRED TAX ASSET     $2,110          $1,557
                                          ---------       ---------

As of December 31, 2013 and 2012, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $0 and $221, which have no expiration. The Company had a current income tax recoverable of $80 as of December 31, 2013 and a current income tax payable of $192 as of December 31, 2012.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $18 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $0 relating mostly to U.S. net operating losses, as of December 31, 2013 and $53, relating mostly to foreign net operating losses, as of December 31, 2012. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the consolidated financial condition or results of operations. In addition, in 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
--------------------------------------------------------------------------------
Tax provision (benefit) at the U.S.
 federal statutory rate                     $196         $186          $(48)
Dividends-received deduction                (135)        (140)         (201)
Foreign related investments                   (7)          (9)          (15)
Valuation Allowance                           --           --           (56)
Other                                         (5)          (1)           (3)
                                          ------       ------       -------
 INCOME TAX EXPENSE (BENEFIT)                $49          $36         $(323)
                                          ------       ------       -------

12. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third- party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $2, $17 and $19 for the years ended December 31, 2013, 2012 and 2011, respectively. Future minimum lease commitments as of December 31, 2013 are immaterial.

UNFUNDED COMMITMENTS

As of December 31, 2013, the Company has outstanding commitments totaling $253, of which $223 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2013 and 2012, the liability balance was $21 and $42, respectively. As of December 31, 2013 and 2012, $27 and $27, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2013, was $844. Of this $844 the legal entities have posted collateral of $945 in the normal course of business. In addition, the Company has posted collateral of $44 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2013, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $5 to be posted as collateral. Based on derivative market values as of December 31, 2013, a downgrade of two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

13.  TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2013 and 2012, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2013, 2012, and 2011, the Company recorded earned premiums of $8, $28, and $12 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012 in connection with HLA's reorganization of its Mutual Funds business. The Company no longer has any significant continuing involvement in HLI's Mutual Funds business.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2013 and 2012, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

HLAI assumed from HLIKK GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006 and GMIB riders issued on or after April 1, 2005. HLAI assumed certain in-force and prospective GMAB, GMIB and GMDB riders issued on or after February 5, 2007 by HLIKK. HLAI assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008 by HLIKK. HLAI assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK.

The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserve which is not reported at fair value. The liability for the assumed GMDB reinsurance was $0 and $22 and the net amount at risk for the assumed GMDB reinsurance was $0.2 billion and $2.7 billion at December 31, 2013 and 2012, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $0.5 billion and $1.8 billion at December 31, 2013 and 2012, respectively.

As of December 31, 2012, HLAI had a reinsurance agreement with Hartford Life Limited, ("HLL"), a wholly owned UK subsidiary of HLAI, that assumed 100% of the risks associated with GMDB and GMWB written by and in-force with HLL as of November 1, 2010. The liability for the assumed GMDB reinsurance was $4 and the net amount at risk for the assumed GMDB reinsurance was $42, as of December 31, 2012. On December 12, 2013, the Company completed the sale of HLIL in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company. For further information concerning this transaction, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

While the form of the agreements between HLAI and HLIKK for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $4 and $0 at December 31, 2013 and 2012, respectively.

REINSURANCE CEDED TO AFFILIATES

HLAI has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with WRR. HLAI cedes to WRR variable annuity contracts, associated riders, and payout annuities written by HLAI; annuity contracts and associated riders assumed by HLAI under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by HLAI from HLIKK; and, up until the sale of HLL on December 12, 2013, GMDB and GMWB riders assumed by HLAI from HLL.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                       FOR THE YEARS ENDED DECEMBER 31,
                                      2013            2012           2011
--------------------------------------------------------------------------------
Earned premiums                          $(31)           $(58)         $(61)
Net realized gains (losses) (1)        (1,665)         (2,130)          483
                                    ---------       ---------       -------
                    TOTAL REVENUES     (1,696)         (2,188)          422
Benefits, losses and loss
 adjustment expenses                       (8)            (55)          (50)
Insurance operating costs and
 other expenses                        (1,158)         (1,442)          836
                                    ---------       ---------       -------
                    TOTAL EXPENSES     (1,166)         (1,497)          786
LOSS BEFORE INCOME TAXES                 (530)           (691)         (364)
Income tax benefit                       (185)           (242)         (127)
                                    ---------       ---------       -------
                          NET LOSS      $(345)          $(449)        $(237)
                                    ---------       ---------       -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance recoverable, deposit liability and net reinsurance recoverable were $129, $638, $495, respectively, at December 31, 2013 and $1.3 billion, $527,
$900, respectively, at December 31, 2012.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.

14.  STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                         2013          2012          2011
--------------------------------------------------------------------------------
Combined statutory net income (loss)     $1,290          $927         $(669)
Statutory capital and surplus            $5,005        $5,016        $5,920
                                        -------       -------       -------

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital and surplus, referred to collectively as capital, appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. In aggregate, the Company and its domestic life insurance subsidiaries maintain an RBC ratio for the group in excess of 400% of Company Action Level as of December 31, 2013 and 2012. The reporting of RBC ratios is not intended for the purpose of ranking any company or for use in connection with any marketing, advertising of promotional activities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $1 billion in dividends in 2014 without prior approval from the applicable insurance commissioner. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $919 in 2014. However, because the Company's earned surplus is negative as of December 31, 2013, the Company will not be permitted to pay any dividends to its parent in 2014 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(1), $(3) and $45 for the years ended December 31, 2013, 2012 and 2011, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Hartford's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6.0% of eligible compensation contributed by the employee each pay period. The Hartford also maintains a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of contributions, with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation includes overtime and bonuses but is limited to a total, for the Investment and Savings Plan and Excess Savings Plan combined, of $1 annually.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary. In 2012, employees who had earnings of less than $110 thousand also received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110 thousand received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $7, $10 and $9 for the years ended December 31, 2013, 2012 and 2011, respectively.

16. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $11, $32 and $14 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $4, $11 and $5 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company did not capitalize the cost of stock-based compensation.

17. DISCONTINUED OPERATIONS

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company. For further information regarding the sale of HLIL, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

The Company does not expect these transactions to have a material impact on the Company's future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL and the Company's Mutual Funds business, are as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                            2013         2012         2011
--------------------------------------------------------------------------------
REVENUES
Earned Premiums                              $(23)        $ --         $ --
Fee income and other                           14          563          609
Net investment income (loss)
 Securities available-for-sale and other       (3)          10            8
 Equity securities, trading                   139          201          (14)
                                           ------       ------       ------
Total net investment income (loss)            136          211           (6)
Net realized capital gains (losses)           (14)          68           78
                                           ------       ------       ------
 TOTAL REVENUES                               113          842          681
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment
 expenses                                       2           --           (1)
Benefits, losses and loss adjustment
 expenses -- returns credited on
 international variable annuity               139          201          (14)
Amortization of DAC                            --           35           47
Insurance operating costs and other
 expenses                                     (33)         410          541
Goodwill impairment                            --          149           --
                                           ------       ------       ------
 TOTAL BENEFITS, LOSSES AND EXPENSES          108          795          573
 INCOME (LOSS) BEFORE INCOME TAXES              5           47          108
Income tax expense (benefit)                   (5)         (14)          50
                                           ------       ------       ------
 INCOME (LOSS) FROM OPERATIONS OF
  DISCONTINUED OPERATIONS, NET OF TAX          10           61           58
Net realized capital losses on disposal,
 net of tax                                   (51)          --           --
                                           ------       ------       ------
 INCOME (LOSS) FROM DISCONTINUED
  OPERATIONS, NET OF TAX                     $(41)         $61          $58
                                           ------       ------       ------

18. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 24 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2013. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2013, and asset impairment charges, if any, will be expensed as appropriate.

In 2013, The Hartford initiated a plan to consolidate its real estate operations in Connecticut, including the intention to exit certain facilities and relocate employees. The consolidation of real estate in Connecticut is consistent with The Hartford's strategic business realignment and follows the completion of sales of the Retirement Plans and Individual Life businesses. Asset related charges will be incurred over the remaining estimated useful life of facilities, and relocation and other maintenance charges will be recognized as incurred.

Restructuring and other costs are expected to approximate $147, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                     2013                      2012
-------------------------------------------------------------------------------------
Severance benefits and related costs                         $7                  $93
Professional fees                                            15                   23
Asset impairment charges                                      5                    4
                                                           ----               ------
              TOTAL RESTRUCTURING AND OTHER COSTS           $27                 $120
                                                           ----               ------

There were no restructuring and other costs incurred by the Company in 2011.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                               FOR THE YEAR ENDED DECEMBER 31, 2013
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD           $31                     $ --                      $ --                           $31
Accruals/provisions                      7                       15                         5                            27
Payments/write-offs                    (37)                     (15)                       (5)                          (57)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                  $1                     $ --                      $ --                            $1
                                     -----                    -----                      ----                         -----

                                                               FOR THE YEAR ENDED DECEMBER 31, 2012
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD          $ --                     $ --                      $ --                          $ --
Accruals/provisions                     93                       23                         4                           120
Payments/write-offs                    (62)                     (23)                       (4)                          (89)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                 $31                     $ --                      $ --                           $31
                                     -----                    -----                      ----                         -----

19. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in AOCI, net of tax and DAC, by component consist of the following:

For the year ended December 31, 2013

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                       $1,752                 $258                $(23)              $1,987
 OCI before reclassifications                             (352)                 (94)                 23                 (423)
 Amounts reclassified from AOCI                           (905)                 (85)                 --                 (990)
                                                      --------               ------               -----             --------
Net OCI                                                 (1,257)                (179)                 23               (1,413)
                                                      --------               ------               -----             --------
                                ENDING BALANCE            $495                  $79                $ --                 $574
                                                      --------               ------               -----             --------

For the year ended December 31, 2012

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $632                 $368                $(47)                 953
 OCI before reclassifications                            1,084                    6                  24                1,114
 Amounts reclassified from AOCI                             36                 (116)                 --                  (80)
                                                      --------               ------               -----             --------
Net OCI                                                  1,120                 (110)                 24                1,034
                                                      --------               ------               -----             --------
                                ENDING BALANCE          $1,752                 $258                $(23)              $1,987
                                                      --------               ------               -----             --------

For the year ended December 31, 2011

                                                                         NET GAIN (LOSS)          FOREIGN
                                                    NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                        GAIN ON              HEDGING            TRANSLATION
                                                      SECURITIES           INSTRUMENTS          ADJUSTMENTS        TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $(542)                $265                $(45)               (322)
 OCI before reclassifications                             1,223                  156                  (2)              1,377
 Amounts reclassified from AOCI                             (49)                 (53)                 --                (102)
                                                        -------               ------               -----             -------
Net OCI                                                   1,174                  103                  (2)              1,275
                                                        -------               ------               -----             -------
                                  ENDING BALANCE           $632                 $368                $(47)               $953
                                                        -------               ------               -----             -------

Reclassifications from AOCI consist of the following:

                                                    AMOUNT RECLASSIFIED FROM AOCI                          AFFECTED LINE ITEM IN
                                  FOR THE YEAR               FOR THE YEAR               FOR THE YEAR                THE
                                     ENDED                      ENDED                      ENDED               CONSOLIDATED
                                  DECEMBER 31,               DECEMBER 31,               DECEMBER 31,           STATEMENT OF
            AOCI                      2013                       2012                       2011                OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED GAIN ON
 SECURITIES
Available-for-sale                                                                                           Net realized capital)
 securities (1)                       $1,392                      $(55)                       $75                   gains (losses
                                    --------                    ------                     ------         -----------------------
                                       1,392                       (55)                        75         TOTAL BEFORE TAX
                                         487                       (19)                        26         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                        $905                      $(36)                       $49         NET INCOME
                                    --------                    ------                     ------         -----------------------
NET GAINS ON CASH-FLOW
 HEDGING INSTRUMENTS
                                                                                                             Net realized capital)
Interest rate swaps (2)                  $70                       $85                         $6                   gains (losses
Interest rate swaps                       57                        97                         77         Net investment income
                                                                                                             Net realized capital)
Foreign currency swaps                     4                        (4)                        (1)                  gains (losses
                                    --------                    ------                     ------         -----------------------
                                         131                       178                         82         TOTAL BEFORE TAX
                                          46                        62                         29         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                         $85                      $116                        $53         NET INCOME
                                    --------                    ------                     ------         -----------------------
  TOTAL AMOUNTS RECLASSIFIED
                   FROM AOCI            $990                       $80                       $102         NET INCOME
                                    --------                    ------                     ------         -----------------------

(1) Includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.

(2) Includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.

20.  SUBSEQUENT EVENTS

Effective April 1, 2014, HLAI terminated its reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. As a result, the Company reclassified $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company recognized a gain of approximately $215 resulting from the termination of derivatives associated with the reinsurance transaction. In addition, the Company received a capital contribution of approximately $1 billion from The Hartford in support of this transaction as the economics related to HLAI's business are no longer reinsured to WRR. This capital contribution was funded by WRR paying off the $655 surplus note and returning approximately $345 in capital to The Hartford.

Effective March 3, 2014 The Hartford made HLA the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI.

On April 28, 2014, HLI entered into a Stock Purchase Agreement ("Agreement") to sell to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company, all of the issued and outstanding equity of HLIKK.

Under the terms of the Agreement, and subject to regulatory approval, on closing HLIKK will recapture certain risks reinsured to the Company and HLAI by terminating intercompany agreements. Upon closing, Buyer will be responsible for all liabilities for the recaptured business. HLAI will, however, continue to be obligated for approximately $1.1 billion of fixed payout annuities related to the 3Win product formerly written by HLIKK. This recapture transaction is not expected to have a material impact on the Company's condensed consolidated results of operations, financial position or liquidity.

21.  QUARTERLY RESULTS (UNAUDITED)

                                                                     THREE MONTHS ENDED
                                  MARCH 31,                  JUNE 30,               SEPTEMBER 30,              DECEMBER 31,
                              2013         2012         2013         2012         2013         2012         2013         2012
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                $2,267         $198         $229       $2,110         $804       $1,170         $335         $626
Total benefits, losses and
 expenses                      1,754          (60)         271        2,014          550          948          519          671
Income (loss) from
 continuing operations, net
 of tax                          367          202           11           93          202          173          (68)          27
Income (loss) from
 discontinued operations,
 net of tax                       19           86          (46)          (6)          (1)          30          (13)         (49)
Net income (loss)                386          288          (35)          87          201          203          (81)         (22)
Less: Net income (loss)
 attributable to the
 noncontrolling interest           6           (1)          --           --           --           --           --            3
Net income (loss)
 attributable to Hartford
 Life Insurance Company         $380         $289         $(35)         $87         $201         $203         $(81)        $(25)

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
     (2)  Not applicable.
     (3)  (a)  Amended and Restated Principal Underwriter Agreement.(2)
     (3)  (b)  Form of Dealer Agreement.(3)
     (4)  (a)  Form of Individual Flexible Premium Variable Annuity Contract.(4)
     (4)  (b)  Standard Death Benefit Rider II(5)
     (4)  (c)  Maximum Anniversary Value Death Benefit(5)
     (4)  (d)  Return of Premium Death Benefit Rider II(5)
     (4)  (e)  Return of Premium Death Benefit Rider I(5)
     (5)  Form of Application.(4)
     (6)  (a)  Certificate of Incorporation of Hartford.(2)
     (6)  (b)  Amended and Restated Bylaws of Hartford.(7)
     (7)  Form of Reinsurance Agreement.(2)
     (8)  Fund Participation Agreements and Amendments(5)
          (a)  AIM Variable Insurance Funds(5)
          (b)  American Funds Insurance Series(5)
          (c)  Franklin Templeton Variable Insurance Products Trust(5)
          (d)  Hartford Series Fund, Inc.(5)
          (e)  MFS Variable Insurance Trust(5)
          (f) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)
          (g) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
          (h) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
          (i) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
          (j) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(6)
     (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10) Consent of Deloitte & Touche LLP.
     (11) No financial statements are omitted.
     (12) Not applicable.
     (99) Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-70153, filed on April 13, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-69475, filed June 30, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-136547, filed on August 14, 2009.

(5) Incorporated by reference to Post-Effective Amendment No. 17, to the Registration Statement on Form N-4, File No. 333-136547, filed on April 23, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

(7) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Ellen T. Below                      Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President, Director of Taxes
Robert A. Cornell                   Actuary, Vice President
Richard C. Costello                 Assistant General Counsel, Senior Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Csabor Gabor                        Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (4)              Vice President
Lisa S. Levin                       Corporate Secretary
Vernon Meyer                        Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Lisa Proch                          Vice President, Chief Compliance Officer of Talcott Resolution
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                  Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(4)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement File No. 333-148564, filed on August 1, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of May 30, 2014, there were 59,338 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Diana Benken                      Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)         AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Christopher J. Dagnault (2)       President, Chief Executive Officer
Aidan Kidney                      Senior Vice President
Kathleen E. Jorens (3)            Vice President, Assistant Treasurer
Robert W. Paiano (3)              Senior Vice President, Treasurer
Cathleen Shine                    Secretary
Jane Wolak                        Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on August 1, 2014.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    Beth Bombara*                        *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara,                               Lisa Proch
       Chief Executive Officer, President,         Attorney-in-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth Bombara*
       -----------------------------------
       Beth Bombara,
       Chief Executive Officer, President,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*              *By:   /s/ Lisa Proch
                                                                     -----------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                  Lisa Proch
 Director* Attorney-in-Fact                                          Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President, Chief             Date:  August 1, 2014
 Accounting Officer, Chief Financial Officer

333-136547

                                 EXHIBIT INDEX

 (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
(10)  Consent of Deloitte and Touche LLP.
(99)  Powers of Attorney.